[LOGO OMITTED]           WM
                                       GROUP OF FUNDS



                                                    THE DIFFERENCE IS EXPERIENCE
                                                              SEMI-ANNUAL REPORT
                                             FOR THE PERIOD ENDED APRIL 30, 2000

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

EQUITY FUNDS

bond & stock fund                                                       CONTENTS

growth & income fund

growth fund of the northwest                      message from the president   1

growth fund
                                                  statement of assets          2
mid-cap stock fund                                and liabilities

small cap stock fund

international growth fund                         statements of operations     6

            FIXED-INCOME FUNDS
                                                  statements of changes        8
                                                  in net assets
            short term income fund

            u.s. government securities fund

            income fund                           statements of changes       12
                                                  in net assets -- capital
            high yield fund                       stock activity


                   MUNICIPAL FUNDS
                                                  financial highlights        18
                   tax-exempt bond fund

                   california municipal fund

                                                  portfolio of investments   48

                   california insured
                   intermediate municipal fund

                   florida insured municipal fund   notes to financial        94
                                                    statements
                                                    (unaudited)

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
[PHOTO OMITTED]
             Dear Shareholder,

The tides of the equity markets shifted in the past six months, as the prices of many stocks that drove markets to new highs in late 1999 retreated. Although first quarter earnings were strong and most companies had healthy balance sheets, prices of many growth stocks were overextended, peaking in early March. This concentrated correction may be a healthy revaluation and could pave the way for the return of market breadth. Some of the "Old Economy" stocks should continue to gain favor relative to higher-valued "dot com" companies. Market volatility has been unprecedented, as four of the technology-heavy NASDAQ Index's ten worst historical days (on a percentage basis) were recorded in April 2000.

The recent divergence of market indices can create confusion when reported by media sources. Historically, the Dow Jones Industrial Average (DJIA), which is most watched, dates back prior to 1900 and measures 30 of the country's largest companies' stock performance. With increased investment awareness and intensified financial news reporting, additional indices are now being followed on a minute-by-minute basis around the globe. For example, the Standard & Poor's 500 (S&P 500) Index, a capitalization-weighted compilation of 500 of the largest companies traded on domestic market exchanges, has become the most common benchmark used by domestic equity mutual funds. It is broader in scope than the DJIA and more indicative of the overall large-cap market. Another index that has grabbed recent headlines is the NASDAQ. It has a much more significant exposure to small- and medium-sized companies. Much of the NASDAQ's popularity can be attributed to its concentration in technology holdings and its meteoric rise in the past several years. No matter what index you track, it is important to keep the scope and relative magnitude of the daily moves in perspective. While 100 point fluctuations in the DJIA attracted headlines in the past, this now only represents a 1% move and has become routine. For comparative purposes, 100 points on the NASDAQ index is approximately 3%. During the 12-month period ended April 30, 2000, the weekly risk or volatility of the NASDAQ Index was nearly double that of the DJIA.(1)

Since the biggest advances in the past several years were narrowly focused, portfolio managers who had stayed away from large concentrations in the hottest sectors were stung by weaker relative performance. Now, as the markets appear to be shifting, adherence to a long-term strategy and investment discipline becomes crucial. THE WM GROUP OF FUNDS' unique focus on strict investment philosophy could pay off with a broadening market and a resurgence of some core value holdings that generate consistent cash flows and earnings. Because of the recent narrow focus, it is important to manage our expectations of the equity markets. The five-year period ended December 31, 1999, was the strongest ever, with the S&P 500 returning an average of over 28%(2) per year. As we have seen since this past March, these steep gains, particularly for the largest growth stocks, will not continue forever. Therefore, we have to manage our portfolios with that in mind. There are several strategies and solutions that can help temper short-term market fluctuations including: regular investments, diversified portfolios with multiple asset classes, and sticking with a long-term plan.

During the period, we added the WM MID CAP STOCK FUND to help round out our Fund family. The Fund will focus on taking advantage of the growth potential from medium-sized companies. We also changed the names of a few of our Funds to more closely match their investment objectives, making it easier for you to understand how the Funds could possibly fit your individual investment needs.

I again stress the importance of meeting with your Investment Representative and maintaining a long-term diversified focus. Your Representative can assess your risk tolerance and help you make any changes necessary to put you on track toward meeting your long-term goals. At the WM GROUP OF FUNDS, our experience has proven that the key to successful investing is a long-term focus. Markets will shift in response to short-term conditions, but long-term investing does not depend on accurate predictions of short-term events.

We will continue to build, grow and leverage our experience and history to help meet your investment needs - just as we have for over 60 years. Thank you for your continued confidence in the WM GROUP OF FUNDS.

Sincerely,

/S/ William G. Papesh

William G. Papesh
President

(1) SOURCE: NASDAQ AND DOW JONES. BOTH ARE UNMANAGED INDICES OF COMMON STOCKS. RISK IS MEASURED BY STANDARD DEVIATION OR THE MOVEMENT AROUND THE MEAN RETURN.

(2) SOURCE: IBBOTSON ASSOCIATES. THE S&P 500 IS AN UNMANAGED INDEX OF COMMON STOCKS. RESULTS INCLUDE REINVESTMENT OF DIVIDENDS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INDIVIDUALS CANNOT INVEST DIRECTLY IN ANY INDEX.

STATEMENTS OF ASSETS AND LIABILITIES

WM GROUP OF FUNDS

APRIL 30, 2000 (UNAUDITED)



                                             BOND &        GROWTH &     GROWTH FUND                   MID CAP       SMALL CAP
                                              STOCK         INCOME        OF THE        GROWTH         STOCK         STOCK
                                              FUND           FUND        NORTHWEST       FUND          FUND           FUND
                                          ------------  ------------   ------------ --------------  ------------  ------------
ASSETS:
Investments, at value
   (See portfolios of investments):
   Securities ..........................  $258,042,763 $1,521,203,769  $610,044,391 $1,313,422,242  $124,133,500  $255,599,334
   Repurchase Agreements ...............     1,821,000     10,266,000    39,213,000        --          8,913,000     6,018,000
                                          ------------ --------------  ------------ --------------  ------------  ------------
     Total Investments (a) .............   259,863,763  1,531,469,769   649,257,391  1,313,422,242   133,046,500   261,617,334
Cash and/or foreign currency (b) .......        --          --               --             34,641           804        11,788
Cash held as collateral for loaned
   securities (note 7) .................     8,894,809     17,578,800     5,630,955     40,764,755        --         1,384,300
Net unrealized appreciation on forward
   foreign currency contracts
   (See portfolios of investments) .....        --          --               --          9,503,059        --             --
Variation margin .......................        --          --               --             --            --             --
Dividends and/or interest receivable ...     1,518,053        997,749       198,686         68,372        55,179        37,175
Receivable for Fund shares sold ........       353,983      3,177,340     2,684,314      7,579,668     1,081,212     1,866,317
Receivable for investment
   securities sold .....................     3,339,688     13,121,800        --             --            --         1,012,304
Prepaid expenses .......................         6,734         32,301        13,023         27,242         1,366         5,998
                                          ------------ --------------  ------------ --------------  ------------  ------------
     Total Assets ......................   273,977,030  1,566,377,759   657,784,369  1,371,399,979   134,185,061   265,935,216
                                          ------------ --------------  ------------ --------------  ------------  ------------
LIABILITIES:
Net unrealized depreciation on forward
   foreign currency contracts
   (See portfolios of investments) .....        --          --               --             --            --             --
Collateral on securities loaned (note 7)     8,894,809     17,578,800     5,630,955     40,764,755        --         1,384,300
Payable for Fund shares redeemed .......       723,329      1,551,407       868,999      5,821,389           101       240,904
Payable for when-issued securities .....        --          --               --             --            --             --
Payable for investment securities
   purchased ...........................     1,757,184      7,196,159     7,287,534      4,273,809     5,012,793     2,227,213
Variation margin .......................        --          --               --             --            --             --
Investment advisory fee payable ........       134,094        648,982       313,795        815,090        73,344       184,470
Shareholder servicing and distribution
   fees payable ........................        90,049        335,794       180,419        472,018           611        73,194
Dividends payable ......................        --          --               --             --            --             --
Due to custodian .......................       570,576          1,514           411         --            --             --
Accrued printing and postage fees ......        57,729        243,942       120,442        246,516         4,319        98,482
Accrued expenses and other payables ....        75,069        249,143        63,729        277,757        18,019        68,268
                                          ------------ --------------  ------------ --------------  ------------  ------------
    Total Liabilities ..................    12,302,839     27,805,741    14,466,284     52,671,334     5,109,187     4,276,831
                                          ------------ --------------  ------------ --------------  ------------  ------------
NET ASSETS .............................  $261,674,191 $1,538,572,018  $643,318,085 $1,318,728,645  $129,075,874  $261,658,385
                                          ============ ==============  ============ ==============  ============  ============
=================
(a) Investments, at cost ...............  $232,920,916 $1,171,135,930  $440,622,296 $  947,535,686  $120,468,758  $226,646,994
                                          ============ ==============  ============ ==============  ============  ============
(b) Cash and/or foreign currency,
     at cost/(benefit) .................  $     --     $    --         $     --     $     (297,708) $        804  $     11,788
                                          ============ ==============  ============ ==============  ============  ============


                                                                             U.S.
                                            INTERNATIONAL  SHORT TERM    GOVERNMENT                      HIGH        TAX-EXEMPT
                                               GROWTH        INCOME      SECURITIES       INCOME         YIELD          BOND
                                                FUND          FUND          FUND           FUND          FUND           FUND
                                            ------------  -----------   -----------   ------------   ------------   ------------
ASSETS:
Investments, at value
   (See portfolios of investments):
   Securities ..........................   $201,018,231   $121,707,396  $  436,283,758  $385,952,611 $154,427,090   $245,076,074
   Repurchase Agreements ...............      2,431,000       --            14,161,000    14,779,000    9,903,000        --
                                           ------------   ------------  --------------  ------------ ------------   ------------
     Total Investments (a) .............    203,449,231    121,707,396     450,444,758   400,731,611  164,330,090    245,076,074
Cash and/or foreign currency (b) .......        140,248       --               --            800,648          632        150,483
Cash held as collateral for loaned
   securities (note 7) .................      7,103,000        359,470      13,563,250    15,903,699    4,547,700        --
Net unrealized appreciation on forward
   foreign currency contracts
   (See portfolios of investments) .....        --             --            --             --            --            --
Variation margin .......................        --              14,218       --             --            --              67,018
Dividends and/or interest receivable ...        631,998      1,815,078       3,139,359     6,880,212    3,407,887      3,628,083
Receivable for Fund shares sold ........        553,702        --              939,399     2,132,186      678,042        526,649
Receivable for investment
   securities sold .....................        816,721        248,030       --                2,964        --           332,390
Prepaid expenses .......................          4,928          3,431          10,566         8,043        2,743          6,028
                                           ------------   ------------    ------------  ------------ ------------   ------------
     Total Assets ......................    212,699,828    124,147,623     468,097,332   426,459,363  172,967,094    249,786,725
                                           ------------   ------------    ------------  ------------ ------------   ------------
LIABILITIES:
Net unrealized depreciation on forward
   foreign currency contracts
   (See portfolios of investments) .....        457,235         --           --             --            --             --
Collateral on securities loaned (note 7)      7,103,000        359,470      13,563,250    15,903,699    4,547,700        --
Payable for Fund shares redeemed .......        356,040        747,133       1,104,923       643,236      171,054        552,993
Payable for when-issued securities .....        --              --           --             --            --           5,086,290
Payable for investment securities
   purchased ...........................         66,931         --           --             --          1,350,696      2,942,864
Variation margin .......................        --              --           --             --            --             --
Investment advisory fee payable ........        160,175         22,347         200,159       208,860       82,014        105,824
Shareholder servicing and distribution
   fees payable ........................         18,846          7,756          85,807        62,658       22,819         65,177
Dividends payable ......................        --              29,980         339,874       286,463          806        320,299
Due to custodian .......................        --             41,920           88,344         --          --            --
Accrued printing and postage fees ......         33,802         13,466          60,834        72,093       12,515         32,641
Accrued expenses and other payables ....         96,047         43,635          80,360        72,667       60,293         41,773
                                           ------------   ------------    ------------  ------------ ------------   ------------
    Total Liabilities ..................      8,292,076      1,265,707      15,523,551    17,249,676    6,247,897      9,147,861
                                           ------------   ------------    ------------  ------------ ------------   ------------
NET ASSETS .............................   $204,407,752   $122,881,916    $452,573,781  $409,209,687 $166,719,197   $240,638,864
                                           ============   ============    ============  ============ ============   ============
=================
(a) Investments, at cost ...............   $158,128,411   $125,172,538    $466,532,701  $407,496,486 $165,242,194   $238,448,921
                                           ============   ============    ============  ============ ============   ============
(b) Cash and/or foreign currency,
     at cost/(benefit) .................   $      1,395   $    --       $    --         $    800,648 $        632   $    150,483
                                           ============   ============  ============    ============ ============   ============


                                                          CALIFORNIA
                                                            INSURED       FLORIDA
                                            CALIFORNIA   INTERMEDIATE     INSURED
                                             MUNICIPAL     MUNICIPAL     MUNICIPAL
                                               FUND          FUND          FUND
                                           ------------  ------------   -----------
ASSETS:
Investments, at value
   (See portfolios of investments):
   Securities ..........................   $385,308,388  $ 61,492,745  $ 16,097,163
   Repurchase Agreements ...............        --             --            --
                                           ------------  ------------  ------------
     Total Investments (a) .............    385,308,388    61,492,745    16,097,163
Cash and/or foreign currency (b) .......        429,614        35,839        68,988
Cash held as collateral for loaned
   securities (note 7) .................        --             --            --
Net unrealized appreciation on forward
   foreign currency contracts
   (See portfolios of investments) .....        --             --            --
Variation margin .......................        --             --               750
Dividends and/or interest receivable ...      5,737,305       839,052       233,186
Receivable for Fund shares sold ........      1,202,285        89,736        20,567
Receivable for investment
   securities sold .....................         70,000        --            --
Prepaid expenses .......................          9,639         1,576           451
                                           ------------  ------------  ------------
     Total Assets ......................    392,757,231    62,458,948    16,421,105
                                           ------------  ------------  ------------
LIABILITIES:
Net unrealized depreciation on forward
   foreign currency contracts
   (See portfolios of investments) .....        --             --            --
Collateral on securities loaned (note 7)        --             --            --
Payable for Fund shares redeemed .......      1,208,073        28,966       240,085
Payable for when-issued securities .....      3,147,781        --            --
Payable for investment securities
   purchased ...........................      2,470,131        --            --
Variation margin .......................         30,000         4,875        --
Investment advisory fee payable ........        159,103        25,673         6,813
Shareholder servicing and distribution
   fees payable ........................        163,793        33,675         7,320
Dividends payable ......................        542,407        52,198        29,057
Due to custodian .......................        --             --            --
Accrued printing and postage fees ......         34,841         5,356         1,879
Accrued expenses and other payables ....         63,070        16,578         6,988
                                           ------------  ------------  ------------
    Total Liabilities ..................      7,819,199       167,321       292,142
                                           ------------  ------------  ------------
NET ASSETS .............................   $384,938,032  $ 62,291,627  $ 16,128,963
                                           ============  ============  ============
=================
(a) Investments, at cost ...............   $386,123,091  $ 61,143,111  $ 15,874,437
                                           ============  ============  ============
(b) Cash and/or foreign currency,
     at cost/(benefit) .................   $    429,614  $     35,839  $     68,988
                                           ============  ============  ============

                       See Notes to Financial Statements.
2 & 3

WM GROUP OF FUNDS

APRIL 30, 2000 (UNAUDITED)


                                             BOND &       GROWTH &      GROWTH FUND                   MID CAP      SMALL CAP
                                             STOCK        INCOME         OF THE        GROWTH         STOCK         STOCK
                                              FUND          FUND         NORTHWEST       FUND          FUND          FUND
                                          ------------ --------------  ------------ --------------  ------------  ------------
NET ASSETS CONSIST OF:
Undistributed net investment income/
   (accumulated net investment loss/
   distributions in excess of net
   investment income) ...............     $  1,067,949 $     (512,819) $   (145,937)$   (5,416,926) $     49,262  $ (1,285,996)
Accumulated net realized gain/(loss) on
   investments sold, futures contracts,
   closed written options, forward foreign
   currency contracts and foreign currency
   transactions .....................       24,303,183     82,708,163    83,279,389    183,913,056         --       30,203,059
Net unrealized appreciation/(depreciation)
   of investments, foreign currency,
   futures contracts, forward foreign
   currency contracts and other
   assets and liabilities ...........       26,942,847    360,333,839   208,635,095    375,721,713    12,577,742    34,970,340
Paid-in capital .....................      209,360,212  1,096,042,835   351,549,538    764,510,802   116,448,870   197,770,982
                                          ------------ --------------  ------------ --------------  ------------  ------------
   Total Net Assets .................     $261,674,191 $1,538,572,018  $643,318,085 $1,318,728,645  $129,075,874  $261,658,385
                                          ============ ==============  ============ ==============  ============  ============
NET ASSETS:
Class A Shares ......................     $204,492,518 $  675,223,163  $437,525,797 $  385,269,959  $    878,000  $132,838,929
                                          ============ ==============  ============ ==============  ============  ============
Class B Shares ......................     $ 57,181,673 $  243,730,071  $110,260,757 $  498,344,234  $    731,256  $ 52,235,368
                                          ============ ==============  ============ ==============  ============  ============
Class I Shares ......................           --     $  619,618,784  $ 95,531,531 $  435,114,452  $127,466,618  $ 76,584,088
                                                       ==============  ============ ==============  ============  ============
SHARES OUTSTANDING:
Class A Shares ......................       14,075,621     26,021,973    12,109,487     10,561,296        77,940     5,186,375
                                          ============ ==============  ============ ==============  ============  ============
Class B Shares ......................        3,953,755      9,576,554     3,226,186     14,494,418        65,048     2,172,476
                                          ============ ==============  ============ ==============  ============  ============
Class I Shares ......................           --         23,831,661     2,639,599     11,789,261    11,309,214     2,984,343
                                                       ==============  ============ ==============  ============  ============

CLASS A SHARES:
Net asset value per share of beneficial
   interest outstanding* ...........            $14.53         $25.95        $36.13         $36.48        $11.27        $25.61
                                          ============ ==============  ============ ==============  ============  ============
Maximum Sales Charge ...............             5.50%          5.50%         5.50%          5.50%         5.50%         5.50%
                                          ============ ==============  ============ ==============  ============  ============
Maximum offering price per share of
   beneficial interest outstanding .            $15.38         $27.46        $38.23         $38.60        $11.93        $27.10
                                          ============ ==============  ============ ==============  ============  ============

CLASS B SHARES:
Net asset value and offering price per
   share of beneficial interest
   outstanding* ....................            $14.46         $25.45        $34.18         $34.38        $11.24        $24.04
                                          ============ ==============  ============ ==============  ============  ============
CLASS I SHARES:
Net asset value, offering and redemption
   price per share of beneficial interest
   outstanding .....................            --             $26.00        $36.19         $36.91        $11.27        $25.66
                                                       ==============  ============ ==============  ============  ============

=====================
   * Redemption price per share is equal to net asset value par share less any applicable contingent deferred sales charge.



                                                                                U.S.
                                               INTERNATIONAL  SHORT TERM    GOVERNMENT                      HIGH       TAX-EXEMPT
                                                 GROWTH        INCOME       SECURITIES       INCOME         YIELD         BOND
                                                   FUND          FUND          FUND           FUND          FUND          FUND
                                               ------------- ------------- ------------  ------------   ------------  ------------
NET ASSETS CONSIST OF:
Undistributed net investment income/
   (accumulated net investment loss/
   distributions in excess of net
   investment income) ...............          $      30,311 $      44,057 $    213,884  $     32,224   $      8,694  $     51,442
Accumulated net realized gain/(loss) on
   investments sold, futures contracts,
   closed written options, forward foreign
   currency contracts and foreign currency
   transactions .....................             14,193,982    (2,627,276) (70,959,179)  (29,932,718)      (656,442)   (2,369,777)
Net unrealized appreciation/(depreciation)
   of investments, foreign currency,
   futures contracts, forward foreign
   currency contracts and other
   assets and liabilities ...........             44,966,711    (3,501,493) (16,087,943)   (6,764,875)      (912,104)    6,732,759
Paid-in capital .....................            145,216,748   128,966,628  539,407,019   445,875,056    168,279,049   236,224,440
                                               ------------- ------------- ------------  ------------   ------------  ------------
   Total Net Assets .................          $ 204,407,752 $ 122,881,916 $452,573,781  $409,209,687   $166,719,197  $240,638,864
                                               ============= ============= ============  ============   ============  ============
NET ASSETS:
Class A Shares ......................          $  32,676,025 $  22,759,718 $184,887,136  $144,365,310   $  7,881,991  $216,290,136
                                               ============= ============= ============  ============   ============  ============
Class B Shares ......................          $  14,645,060 $   3,726,604 $ 56,972,325  $ 38,805,781   $ 26,341,276  $ 24,348,728
                                               ============= ============= ============  ============   ============  ============
Class I Shares ......................          $ 157,086,667 $  96,395,594 $210,714,320  $226,038,596   $132,495,930       --
                                               ============= ============= ============  ============   ============
SHARES OUTSTANDING:
Class A Shares ......................              2,516,862    10,062,670   17,937,473    16,330,108        870,365    29,389,401
                                               ============= ============= ============  ============   ============  ============
Class B Shares ......................              1,153,439     1,647,729    5,530,945     4,376,272      2,896,188     3,308,468
                                               ============= ============= ============  ============   ============  ============
Class I Shares ......................             12,116,237    42,616,756   20,437,487    25,518,660     14,658,998       --
                                               ============= ============= ============  ============   ============

CLASS A SHARES:
Net asset value per share of beneficial
   interest outstanding* ...........                  $12.98         $2.26       $10.31         $8.84          $9.06         $7.36
                                               ============= ============= ============  ============   ============  ============
Maximum Sales Charge ...............                   5.50%         3.50%        4.50%         4.50%          4.50%         4.50%
                                               ============= ============= ============  ============   ============  ============
Maximum offering price per share of
   beneficial interest outstanding .                  $13.74         $2.34       $10.80         $9.26          $9.49         $7.71
                                               ============= ============= ============  ============   ============  ============

CLASS B SHARES:
Net asset value and offering price per
   share of beneficial interest
   outstanding* ....................                  $12.70         $2.26       $10.30         $8.87          $9.10         $7.36
                                               ============= ============= ============  ============   ============  ============
CLASS I SHARES:
Net asset value, offering and redemption
   price per share of beneficial interest
   outstanding .....................                  $12.96         $2.26       $10.31         $8.86          $9.04       --
                                               ============= ============= ============  ============   ============


                                                           CALIFORNIA
                                                             INSURED       FLORIDA
                                             CALIFORNIA   INTERMEDIATE     INSURED
                                              MUNICIPAL     MUNICIPAL     MUNICIPAL
                                                FUND          FUND          FUND
                                            ------------  ------------   -----------
NET ASSETS CONSIST OF:
Undistributed net investment income/
   (accumulated net investment loss/
   distributions in excess of net
   investment income) ...............       $   (432,588) $        174   $    27,933
Accumulated net realized gain/(loss) on
   investments sold, futures contracts,
   closed written options, forward foreign
   currency contracts and foreign currency
   transactions .....................         (7,841,419)      291,265     (2,358,008)
Net unrealized appreciation/(depreciation)
   of investments, foreign currency,
   futures contracts, forward foreign
   currency contracts and other
   assets and liabilities ...........           (529,770)      405,819        204,678
Paid-in capital .....................        393,741,809    61,594,369     18,254,360
                                            ------------  ------------   ------------
   Total Net Assets .................       $384,938,032  $ 62,291,627   $ 16,128,963
                                            ============  ============   ============
NET ASSETS:
Class A Shares ......................       $247,314,184  $ 28,381,672   $  9,918,772
                                            ============  ============   ============
Class B Shares ......................       $137,623,848  $ 33,909,955   $  6,210,191
                                            ============  ============   ============
Class I Shares ......................           --             --            --

SHARES OUTSTANDING:
Class A Shares ......................         23,683,712     2,758,217      1,042,714
                                            ============  ============   ============
Class B Shares ......................         13,179,677     3,295,478        652,826
                                            ============  ============   ============
Class I Shares ......................           --             --            --


CLASS A SHARES:
Net asset value per share of beneficial
   interest outstanding* ...........              $10.44        $10.29          $9.51
                                            ============  ============   ============
Maximum Sales Charge ...............               4.50%         4.50%          4.50%
                                            ============  ============   ============
Maximum offering price per share of
   beneficial interest outstanding .              $10.93        $10.77          $9.96
                                            ============  ============   ============

CLASS B SHARES:
Net asset value and offering price per
   share of beneficial interest
   outstanding* ....................              $10.44        $10.29          $9.51
                                            ============  ============   ============
CLASS I SHARES:
Net asset value, offering and redemption
   price per share of beneficial interest
   outstanding .....................               --           --             --


                       See Notes to Financial Statements.

4 & 5

STATEMENTS OF OPERATIONS

WM GROUP OF FUNDS

FOR THE SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)


                                               BOND &       GROWTH &    GROWTH FUND                   MID CAP      SMALL CAP
                                               STOCK        INCOME        OF THE         GROWTH        STOCK         STOCK
                                               FUND          FUND        NORTHWEST        FUND         FUND*         FUND
                                           ------------ -------------- ------------- ------------- --------------  ------------
INVESTMENT INCOME:
Dividends ..........................       $  2,549,698   $  7,442,361  $  2,360,964  $  1,375,394  $     93,880  $    311,207
Foreign withholding tax on dividend income      --              --            --            (5,936)        --         --
Interest ...........................          3,779,456        424,354       615,587     2,544,972       116,691       158,620
Foreign withholding tax on interest income      --              --            --            --             --         --
Securities lending income (note 7) .              3,827          1,464        77,967        88,048         --            9,467
                                           ------------ -------------- ------------- ------------- ------------- -------------
    Total investment income ........          6,332,981      7,868,179     3,054,518     4,002,478       210,571       479,294
                                           ------------ -------------- ------------- ------------- ------------- -------------
EXPENSES:
Investment advisory fee ............            871,756      3,745,933     1,675,119     5,172,134       134,611       967,608
Custodian fees .....................             33,044         33,412        15,554        74,392         2,074         7,123
Legal and audit fees ...............             19,513         53,873        23,358        38,972         4,738        13,246
Registration and filing fees .......             15,444         61,777        51,472        52,135        10,971        11,734
Printing and postage fees ..........             56,610        236,209       134,537       289,722         4,319       106,847
Other ..............................             62,069        219,853        70,789       197,462         3,261        37,491
Shareholder servicing and
   distribution fees:
   Class A Shares ..................            276,080        848,061       506,730       433,434           194       177,432
   Class B Shares ..................            328,401      1,184,460       490,608     1,972,095           606       242,706
Transfer agent fees:
   Class A Shares ..................             83,806        304,660       161,421       253,142           304       135,989
   Class B Shares ..................             40,811        224,726        76,165       273,081           231        65,114
Fees waived and/or expenses reimbursed
   by the investment advisor and/or
   distributor .....................            --             --            --           (328,130)        --         --
                                            ------------ -------------- ------------- ------------- ------------- -------------
    Total expenses .................          1,787,534      6,912,964     3,205,753     8,428,439       161,309     1,765,290
Fees reduced by credits allowed
   by the cusodian .................            --              (5,182)       (5,298)       (4,404)        --         --
                                           ------------ -------------- ------------- ------------- ------------- -------------
    Net expenses ...................          1,787,534      6,907,782     3,200,455     8,424,035       161,309     1,765,290
                                           ------------ -------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME/(LOSS)                  4,545,447        960,397      (145,937)   (4,421,557)       49,262    (1,285,996)
                                           ------------ -------------- ------------- ------------- ------------- -------------

NET REALIZED AND UNREALIZED GAIN/
   (LOSS) ON INVESTMENTS:

Realized gain/(loss) from:
   Security transactions ...........         24,317,365     84,600,039    83,413,657   180,659,010       --         32,263,397
   Foward foreign currency contracts and
     foreign currency transactions .            --            --             --          5,488,301       --            --
   Futures contracts ...............            --            --             --             --           --            --
                                           ------------ -------------- ------------- ------------- ------------- -------------
     Net realized gain/(loss) on
       investment transactions .....         24,317,365     84,600,039    83,413,657   186,147,311       --         32,263,397
                                           ------------ -------------- ------------- ------------- ------------- -------------
Change in unrealized appreciation/
   (depreciation) of:
   Securities ......................        (17,381,518)    41,605,973    40,363,226   150,356,931    12,577,742    12,639,503
   Forward foreign currency contracts           --            --            --           8,507,690       --            --
   Foreign currency, futures contracts
   and other assets and liabilities ..          --            --            --             332,109       --                347
                                           ------------ -------------- ------------- ------------- ------------- -------------
     Net change in unrealized
       appreciation/(depreciation)
       of investment transactions ..        (17,381,518)    41,605,973    40,363,226   159,196,730    12,577,742    12,639,850
                                           ------------ -------------- ------------- ------------- ------------- -------------
Net realized and unrealized gain/(loss)
   on investments ..................          6,935,847    126,206,012   123,776,883   345,344,041    12,577,742    44,903,247
                                           ------------ -------------- ------------- ------------- ------------- -------------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS .......       $ 11,481,294   $127,166,409  $123,630,946  $340,922,484  $ 12,627,004  $ 43,617,251
                                           ============   ============  ============  ============  ============  ============

=======================
* The Mid Cap Stock Fund commenced operations on March 1, 2000.


                                                                             U.S.
                                             INTERNATIONAL  SHORT TERM    GOVERNMENT                      HIGH       TAX-EXEMPT
                                                GROWTH        INCOME      SECURITIES       INCOME         YIELD         BOND
                                                 FUND          FUND          FUND           FUND          FUND          FUND
                                             ------------  -------------  ------------ ------------- -------------  -------------
INVESTMENT INCOME:
Dividends ..........................         $  1,708,314  $     --       $     --     $      33,053 $     741,682  $      --
Foreign withholding tax on dividend income       (122,579)       --             --            --             --            --
Interest ...........................              174,521      4,931,103    16,317,807    13,338,830     5,661,197      8,078,834
Foreign withholding tax on interest income        --              (3,392)       --            --           (22,334)        --
Securities lending income (note 7) .               16,856            644         3,347         9,984         2,205         --
                                             ------------  -------------  ------------ ------------- ------------   -------------
    Total investment income ........            1,777,112      4,928,355    16,321,154    13,381,867     6,382,750      8,078,834
                                             ------------  -------------  ------------ ------------- ------------   -------------
EXPENSES:
Investment advisory fee ............            1,033,685        378,668     1,149,328       840,307       362,417        630,589
Custodian fees .....................              107,679          8,577        24,182        39,447         5,233          9,702
Legal and audit fees ...............               18,606         16,504        23,414        17,857        11,258         16,716
Registration and filing fees .......               11,590         14,978        24,855        29,728        32,645          8,932
Printing and postage fees ..........               36,613         (2,917)       47,552        58,276         4,650         32,912
Other ..............................               42,092         36,410        90,244        69,432        23,454         53,493
Shareholder servicing and
   distribution fees:
   Class A Shares ..................               40,753         30,683       250,966       196,221         8,219        285,743
   Class B Shares ..................               67,661         21,020       327,824       206,546       121,697        125,158
Transfer agent fees:
   Class A Shares ..................               62,396         54,607       159,024       140,600         4,484         71,351
   Class B Shares ..................               22,736          5,094        33,571        28,535         8,289          6,231
Fees waived and/or expenses reimbursed
   by the investment advisor and/or
   distributor .....................                --          (228,363)      (92,489)      (16,323)       --            (22,383)
                                              ------------  ------------   -----------  ------------  ------------   ------------
    Total expenses .................            1,443,811        335,261     2,038,471     1,610,626       582,346      1,218,444
Fees reduced by credits allowed
   by the cusodian .................               (1,058)        (1,055)       (1,291)       (5,356)       (2,732)        (4,186)
                                             ------------  -------------  ------------ ------------- -------------  -------------
    Net expenses ...................            1,442,753        334,206     2,037,180     1,605,270       579,614      1,214,258
                                             ------------  -------------  ------------ ------------- -------------  -------------
NET INVESTMENT INCOME/(LOSS) .......              334,359      4,594,149    14,283,974    11,776,597     5,803,136      6,864,576
                                             ------------  -------------  ------------ ------------- -------------  -------------

NET REALIZED AND UNREALIZED GAIN/
   (LOSS) ON INVESTMENTS:
Realized gain/(loss) from:
   Security transactions ...........           17,767,753       (808,747)   (1,669,978)      289,161      (444,266)       669,943
   Foward foreign currency contracts and
     foreign currency transactions .             (928,995)       --            --           (130,200)        4,667         --
   Futures contracts ...............              --             336,926       --            --             --           (189,260)
                                             ------------  -------------  ------------ ------------- -------------  -------------
     Net realized gain/(loss) on
       investment transactions .....           16,838,758       (471,821)   (1,669,978)      158,961      (439,599)       480,683
                                             ------------  -------------  ------------ ------------- -------------  -------------
Change in unrealized appreciation/
   (depreciation) of:
   Securities ......................           20,958,323     (1,531,939)   (7,587,049)   (4,951,911)    1,172,191     (2,681,297)
   Forward foreign currency contracts            (181,253)      --             --            --              9,407         --
   Foreign currency, futures contracts and
     other assets and liabilities ..              114,812       (151,660)      --            --                 30        348,223
                                             ------------  -------------  ------------ ------------- -------------  -------------
     Net change in unrealized
       appreciation/(depreciation)
       of investment transactions ..           20,891,882     (1,683,599)   (7,587,049)   (4,951,911)    1,181,628     (2,333,074)
                                             ------------  -------------  ------------ ------------- -------------  -------------
Net realized and unrealized gain/(loss)
   on investments ..................           37,730,640     (2,155,420)   (9,257,027)   (4,792,950)      742,029     (1,852,391)
                                             ------------  -------------  ------------ ------------- -------------  -------------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS .......         $ 38,064,999  $   2,438,729  $  5,026,947 $   6,983,647 $   6,545,165  $   5,012,185
                                             ============  =============  ============ ============= =============  =============


                                                             CALIFORNIA
                                                              INSURED        FLORIDA
                                              CALIFORNIA    INTERMEDIATE     INSURED
                                               MUNICIPAL      MUNICIPAL     MUNICIPAL
                                                 FUND           FUND          FUND
                                             -------------  ------------  ------------

INVESTMENT INCOME:
Dividends .........................          $    --        $     --      $    --
Foreign withholding tax on dividend income        --              --           --
Interest ..........................            12,306,019      1,646,570       530,676
Foreign withholding tax on interest income        --              --           --
Securities lending income (note 7)                --              --           --
                                             ------------  ------------   ------------
    Total investment income .......            12,306,019      1,646,570       530,676
                                             ------------  ------------   ------------
EXPENSES:
Investment advisory fee ...........               993,730        161,207        44,665
Custodian fees ....................                26,800          5,439         1,440
Legal and audit fees ..............                20,927          8,467         8,031
Registration and filing fees ......                 5,640          7,443        11,545
Printing and postage fees .........                36,558          5,748         1,951
Other .............................                78,106         18,292         6,252
Shareholder servicing and
   distribution fees:
   Class A Shares .................               329,568         37,349        13,899
   Class B Shares .................               669,188        173,020        33,733
Transfer agent fees:
   Class A Shares .................                67,801          7,136         3,394
   Class B Shares .................                23,607          6,760         1,488
Fees waived and/or expenses reimbursed
   by the investment advisor and/or
distributor .......................               --              --           --
                                             ------------  -------------  ------------
    Total expenses ................             2,251,925        430,861       126,398
Fees reduced by credits allowed
   by the cusodian ................               (18,629)        (5,301)       (1,351)
                                             ------------  -------------  ------------
    Net expenses ..................             2,233,296        425,560       125,047
                                             ------------  ------------   ------------
NET INVESTMENT INCOME/(LOSS) ......            10,072,723      1,221,010       405,629
                                             ------------  ------------   ------------
NET REALIZED AND UNREALIZED GAIN/
   (LOSS) ON INVESTMENTS:
Realized gain/(loss) from:
   Security transactions ..........            (3,350,861)       345,676        24,005
   Foward foreign currency contracts and
     foreign currency transactions                 --            --            --
   Futures contracts ..............              (395,714)       (54,149)      (45,636)
                                             ------------  -------------  ------------
     Net realized gain/(loss) on
       investment transactions ....            (3,746,575)       291,527       (21,631)
                                             ------------  -------------  ------------
Change in unrealized appreciation/
   (depreciation) of:
   Securities .....................             3,334,401       (305,853)     (135,284)
   Forward foreign currency contracts              --            --            --
   Foreign currency, futures contracts and
     other assets and liabilities .              4 66,991         56,185       (18,048)
                                             ------------  -------------  ------------
     Net change in unrealized
       appreciation/(depreciation)
       of investment transactions .             3,801,392       (249,668)     (153,332)
                                             ------------  -------------  ------------
Net realized and unrealized gain/(loss)
   on investments .................                54,817         41,859      (174,963)
                                             ------------  -------------  ------------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ......          $ 10,127,540  $   1,262,869  $    230,666
                                             ============  =============  ============

                       See Notes to Financial Statements.

6 & 7

STATEMENTS OF CHANGES IN NET ASSETS

WM GROUP OF FUNDS

FOR THE SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)



                                            BOND &         GROWTH &       GROWTH FUND                     MID CAP       SMALL CAP
                                            STOCK           INCOME          OF THE         GROWTH          STOCK          STOCK
                                            FUND             FUND          NORTHWEST        FUND           FUND*          FUND
                                        -------------   --------------   ------------   -------------   -------------  ------------
Net investment income/(loss) .......    $   4,545,447   $      960,397   $   (145,937)  $   (4,421,557) $      49,262 $ (1,285,996)
Net realized gain/(loss) on
   investment transactions .........       24,317,365       84,600,039     83,413,657      186,147,311       --         32,263,397
Net change in unrealized appreciation/
   (depreciation) of investment
    transactions ...................      (17,381,518)      41,605,973     40,363,226      159,196,730     12,577,742   12,639,850
                                        -------------   --------------   ------------   --------------  -------------  ------------
Net increase in net assets resulting
   from operations .................       11,481,294      127,166,409    123,630,946      340,922,484     12,627,004   43,617,251
Distributions to shareholders from:
   Net investment income:
     Class A Shares ................       (3,722,275)        (448,541)        --             --             --             --
     Class B Shares ................         (829,099)         --              --             --             --             --
     Class I Shares ................            --          (1,024,675)        --             --             --             --
   Net realized gains on investments:
     Class A Shares ................       (7,152,213)     (23,246,859)   (43,607,604)     (31,337,274)      --        (12,252,014)
     Class B Shares ................       (2,218,969)      (7,955,993)   (10,627,788)     (33,030,226)      --         (4,148,715)
     Class I Shares ................            --         (15,816,999)      (823,473)     (50,642,639)      --             --
Net increase/(decrease) in net assets
     from Fund share transactions:
     Class A Shares ................      (35,467,149)     (65,167,898)    46,619,901       81,667,315        831,497   10,499,435
     Class B Shares ................      (17,648,561)      (1,029,685)    20,948,437      214,163,196        696,763   16,981,401
     Class I Shares ................            --         125,416,301     84,437,545      (56,251,363)   114,920,610   85,862,055
                                        -------------   --------------   ------------   --------------  -------------  -----------
Net increase/(decrease) in net assets     (55,556,972)     137,892,060    220,577,964      465,491,493    129,075,874  140,559,413
NET ASSETS:
Beginning of period ................      317,231,163    1,400,679,958    422,740,121      853,237,152       --        121,098,972
                                        -------------   --------------   ------------   --------------  ------------- ------------
End of period ......................     $261,674,191   $1,538,572,018   $643,318,085   $1,318,728,645  $ 129,075,874 $261,658,385
                                        =============   ==============   ============   ==============  ============= ============

Undistributed net investment income/
   (accumulated net investment loss/
   distributions in excess of net
   investment income) at end of period  $   1,067,949   $     (512,819)  $   (145,937)  $   (5,416,926) $      49,262 $ (1,285,996)
                                        =============   ==============   ============   ==============  ============= ============

========================
* The Mid Cap Stock Fund commenced operations on March 1, 2000.


                                                                            U.S.
                                          INTERNATIONAL   SHORT TERM     GOVERNMENT                     HIGH        TAX-EXEMPT
                                             GROWTH         INCOME       SECURITIES      INCOME         YIELD          BOND
                                              FUND           FUND           FUND          FUND          FUND           FUND
                                           ------------  -------------  ------------  ------------  ------------  -------------
Net investment income/(loss) .......       $    334,359  $   4,594,149  $  14,283,974  $ 11,776,597  $  5,803,136  $   6,864,576
Net realized gain/(loss) on
   investment transactions .........         16,838,758       (471,821)    (1,669,978)      158,961      (439,599)       480,683
Net change in unrealized appreciation/
   (depreciation) of investment
    transactions ...................         20,891,882     (1,683,599)    (7,587,049)   (4,951,911)    1,181,628     (2,333,074)
                                           ------------  -------------  -------------  ------------  ------------  -------------
Net increase in net assets resulting
   from operations .................         38,064,999      2,438,729      5,026,947     6,983,647     6,545,165      5,012,185
Distributions to shareholders from:
   Net investment income:
     Class A Shares ................           (354,984)      (680,108)    (6,076,658)   (5,469,443)     (321,128)    (6,272,127)
     Class B Shares ................            (68,268)      (104,829)    (1,749,137)   (1,286,857)   (1,105,495)      (592,449)
     Class I Shares ................         (3,271,849)    (3,814,226)    (6,244,295)   (5,043,064)   (4,377,227)        --
   Net realized gains on investments:
     Class A Shares ................            --              --             --           --             --             --
     Class B Shares ................            --              --             --           --             --             --
     Class I Shares ................            --              --             --           --             --             --
Net increase/(decrease) in net assets
     from Fund share transactions:
     Class A Shares ................           (743,900)    (3,966,614)   (32,673,829)  (25,226,959)    1,978,188    (29,846,697)
     Class B Shares ................          1,715,248       (813,958)   (14,371,351)   (3,290,928)    4,770,303       (535,387)
     Class I Shares ................        (34,263,050)   (40,788,307)    29,611,769   151,465,935    87,480,380         --
                                           ------------  -------------  -------------  ------------  ------------  -------------
Net increase/(decrease) in net assets         1,078,196    (47,729,313)   (26,476,554)  118,132,331    94,970,186    (32,234,475)
NET ASSETS:
Beginning of period ................        203,329,556    170,611,229    479,050,335   291,077,356    71,749,011    272,873,339
                                           ------------  -------------  -------------  ------------  ------------  -------------
End of period ......................       $204,407,752  $ 122,881,916  $ 452,573,781  $409,209,687  $166,719,197  $ 240,638,864
                                           ============  ============   =============  ============  ============  =============

Undistributed net investment income/
   (accumulated net investment loss/
   distributions in excess of net
   investment income) at end of period     $     30,311  $      44,057  $    213,884   $     32,224  $      8,694  $      51,442
                                           ============  =============  =============  ============  ============  =============

                                                          CALIFORNIA
                                                           INSURED           FLORIDA
                                            CALIFORNIA   INTERMEDIATE        INSURED
                                             MUNICIPAL     MUNICIPAL        MUNICIPAL
                                               FUND          FUND             FUND
                                           ------------  ------------     ------------
Net investment income/(loss) .......       $ 10,072,723  $   1,221,010  $     405,629
Net realized gain/(loss) on ........
   investment transactions .........         (3,746,575)       291,527        (21,631)
Net change in unrealized appreciation/
   (depreciation) of investment
    transactions ...................          3,801,392       (249,668)      (153,332)
                                           ------------  -------------  -------------
Net increase in net assets resulting
   from operations .................         10,127,540      1,262,869        230,666
Distributions to shareholders from:
   Net investment income:
     Class A Shares ................         (7,017,771)      (626,285)      (268,149)
     Class B Shares ................         (3,054,952)      (594,725)      (137,480)
     Class I Shares ................             --            --            --
   Net realized gains on investments:
     Class A Shares ................             --            (76,974)      --
     Class B Shares ................             --            (86,506)      --
     Class I Shares ................             --            --            --
Net increase/(decrease) in net assets
     from Fund share transactions:
     Class A Shares ................        (36,663,499)    (2,816,204)    (1,985,446)
     Class B Shares ................          3,776,618     (1,523,622)      (998,099)
     Class I Shares ................             --            --            --
                                           ------------  -------------  -------------
Net increase/(decrease) in net assets       (32,832,064)    (4,461,447)   ( 3,158,508)
NET ASSETS:
Beginning of period ................        417,770,096     66,753,074     19,287,471
                                           ------------  -------------  -------------
End of period ......................       $384,938,032  $  62,291,627  $  16,128,963
                                           ============  =============  =============

Undistributed net investment income/
   (accumulated net investment loss/
   distributions in excess of net
   investment income) at end of period     $   (432,588) $         174  $      27,933
                                           ============  =============  =============

8 & 9

WM GROUP OF FUNDS

FOR THE YEAR ENDED OCTOBER 31, 1999



                                            BOND &         GROWTH &        GROWTH FUND                     SMALL CAP   INTERNATIONAL
                                            STOCK          INCOME           OF THE           GROWTH          STOCK         GROWTH
                                             FUND            FUND           NORTHWEST         FUND           FUND          FUND
                                         ------------   --------------   --------------  ------------  -------------   -------------
Net investment income/(loss) .......     $  8,790,002   $    3,761,794   $ (1,305,535)   $ (4,689,670) $  (1,688,508)  $    843,589
Net realized gain/(loss) on investment
   transactions ....................       12,594,357       55,169,792     64,144,998     158,802,856     20,786,767     13,555,859
Net change in unrealized appreciation/
   (depreciation) of investment
   transactions ....................        5,658,178      185,462,770     94,783,487     160,224,429     23,844,762     30,732,015
                                         ------------   --------------   --------------  ------------  -------------   -------------
Net increase/(decrease) in net assets
   resulting from operations .......       27,042,537      244,394,356    157,622,950     314,337,615     42,943,021     45,131,463
Distributions to shareholders from:
   Net investment income:
     Class A Shares ................       (7,559,965)      (2,602,496)        --            --             --             (910,893)
     Class B Shares ................       (1,559,681)         --              --            --             --             (103,845)
     Class S Shares ................             (644)         --              --            --             --             (224,002)
     Class I Shares ................          --            (1,790,653)        --            --             --           (3,219,638)
   Distributions in excess of net investment
    income:
     Class A Shares ................          --               --              --            --             --               --
     Class B Shares ................          --               --             --             --             --               --
     Class S Shares ................          --               --             --             --             --               --
     Class I Shares ................          --               --             --             --             --               --
   Net realized gains on investments:
     Class A Shares ................         (803,912)        (121,462)       --          (10,715,680)   (14,838,773)      (372,771)
     Class B Shares ................         (208,365)         --             --           (4,454,756)    (3,867,191)       (45,270)
     Class S Shares ................             (108)         --             --           (1,204,673)      (743,226)       (95,194)
     Class I Shares ................          --               (54,140)       --          (12,516,104)    (4,308,281)    (1,275,498)
Net increase/(decrease) in net assets
   from Fund share transactions:
     Class A Shares ................      (70,804,319)      30,439,066    (35,387,914)      8,149,895      9,931,687     (9,815,055)
     Class B Shares ................       (2,071,336)      83,250,940      4,440,907     133,358,773     (7,912,489)     6,184,898
     Class S Shares ................          (31,483)     (10,388,888)       --           (5,835,817)    (1,239,975)    (8,285,762)
     Class I Shares ................          --           240,602,040      5,831,437     156,967,682    (25,943,679)    36,683,497
                                         ------------   --------------   --------------  ------------  -------------   -------------
Net increase/(decrease) in net assets     (55,997,276)     583,728,763    132,507,380     578,086,935     (5,978,906)    63,651,930

NET ASSETS:
Beginning of period ................      373,228,439      816,951,195    290,232,741     275,150,217    127,077,878    139,677,626
                                         ------------   --------------   --------------  ------------  -------------   -------------
End of period ......................     $317,231,163   $1,400,679,958   $422,740,121    $853,237,152  $ 121,098,972   $203,329,556
                                         ============   ==============   ============    ============  =============   ============

Undistributed net investment income/
   (accumulated net investment loss/
   distributions in excess of net
   investment income) at end of year     $  1,073,876   $    --          $    --         $   (995,369) $     --        $  3,391,053

                                         ============   ==============   ============    ============  =============   ============


                                                           U.S.
                                          SHORT TERM    GOVERNMENT                    HIGH         TAX-EXEMPT    CALIFORNIA
                                            INCOME      SECURITIES       INCOME       YIELD           BOND        MUNICIPAL
                                             FUND          FUND           FUND         FUND           FUND          FUND
                                         ------------  ------------  ------------  ------------   ------------  ------------
Net investment income/(loss) .......     $  7,175,214  $ 23,601,734  $ 19,831,823  $  4,584,562   $ 15,653,997  $ 18,878,860
Net realized gain/(loss) on investment
   transactions ....................         (389,404)     (363,292)      543,055      (219,033)    (1,485,288)   (4,085,194)
Net change in unrealized appreciation/
   (depreciation) of investment
   transactions ....................       (2,356,159)  (18,492,115)  (15,134,079)     (425,579)   (25,049,570)  (31,508,821)
                                         ------------  ------------  ------------  ------------   ------------  ------------
Net increase/(decrease) in net assets
   resulting from operations .......        4,429,651     4,746,327     5,240,799     3,939,950    (10,880,861)  (16,715,155)
Distributions to shareholders from:
   Net investment income:
     Class A Shares ................       (3,192,387)  (15,781,217)  (15,130,951)     (953,604)   (14,755,966)  (15,504,606)
     Class B Shares ................         (179,144)   (2,500,924)   (2,350,704)   (1,025,321)      (956,931)   (3,858,984)
     Class S Shares ................          (41,351)     (145,020)      (58,122)       (1,605)           (17)         (157)
     Class I Shares ................       (3,800,419)   (4,534,753)   (2,290,516)   (2,604,114)           (45)          (40)
   Distributions in excess of net investment
    income:
     Class A Shares ................           --          (143,587)       --             --            --            --
     Class B Shares ................           --           (22,755)       --             --            --            --
     Class S Shares ................           --            (1,319)       --             --            --            --
     Class I Shares ................           --           (41,260)       --             --            --            --
   Net realized gains on investments:
     Class A Shares ................           --            --            --           (70,737)        --        (1,424,459)
     Class B Shares ................           --            --            --           (24,411)        --          (278,985)
     Class S Shares ................           --            --            --              (126)        --               (36)
     Class I Shares ................           --            --            --           (19,594)        --                (6)
Net increase/(decrease) in net assets
   from Fund share transactions:
     Class A Shares ................       (4,480,357)  (31,267,391)  (30,452,925)   (5,334,713)   (28,830,750)   23,495,259
     Class B Shares ................        1,125,254    46,467,913    10,384,366    18,703,424      9,791,011    94,783,391
     Class S Shares ................         (911,044)   (6,157,509)   (1,597,339)      (25,952)        (1,317)       (6,066)
     Class I Shares ................      138,773,018   148,054,667    70,649,258    44,142,123         (1,087)       (1,139)
                                         ------------  ------------  ------------  ------------   ------------  ------------
Net increase/(decrease) in net assets     131,723,221   138,673,172    34,393,866    56,725,320    (45,635,963)   80,489,017

NET ASSETS:
Beginning of period ................       38,888,008   340,377,163   256,683,490    15,023,691    318,509,302   337,281,079
                                         ------------  ------------  ------------  ------------   ------------  ------------
End of period ......................     $170,611,229  $479,050,335  $291,077,356  $ 71,749,011   $272,873,339  $417,770,096
                                         ============  ============  ============  ============   ============  ============

Undistributed net investment income/
   (accumulated net investment loss/
   distributions in excess of net
   investment income) at end of year     $     49,071  $     --      $     54,991  $      9,408   $     51,442  $   (432,588)
                                         ============  ============  ============  ============   ============  ============

                                          CALIFORNIA
                                           INSURED       FLORIDA
                                         INTERMEDIATE    INSURED
                                           MUNICIPAL    MUNICIPAL
                                             FUND          FUND
                                         ------------  ------------
Net investment income/(loss) .......     $  2,532,518  $    959,178
Net realized gain/(loss) on investment
   transactions ....................          163,654      (182,326)
Net change in unrealized appreciation/
   (depreciation) of investment
   transactions ....................       (3,715,242)   (1,726,040)
                                         ------------  ------------
Net increase/(decrease) in net assets
   resulting from operations .......       (1,019,070)     (949,188)
Distributions to shareholders from:
   Net investment income:
     Class A Shares ................       (1,542,848)     (672,564)
     Class B Shares ................         (998,452)     (289,752)
     Class S Shares ................              (34)          (24)
     Class I Shares ................              (33)          (42)
   Distributions in excess of net investment
    income:
     Class A Shares ................           --            --
     Class B Shares ................           --            --
     Class S Shares ................           --            --
     Class I Shares ................           --            --
   Net realized gains on investments:
     Class A Shares ................         (551,842)       --
     Class B Shares ................         (380,181)       --
     Class S Shares ................              (26)       --
     Class I Shares ................              (17)       --
Net increase/(decrease) in net assets
   from Fund share transactions:
     Class A Shares ................       (3,869,985)   (2,585,525)
     Class B Shares ................       13,625,253     1,916,021
     Class S Shares ................           (1,171)         (495)
     Class I Shares ................           (1,133)       (1,130)
                                         ------------  ------------
Net increase/(decrease) in net assets       5,260,461    (2,582,699)

NET ASSETS:
Beginning of period ................       61,492,613    21,870,170
                                         ------------  ------------
End of period ......................     $ 66,753,074  $ 19,287,471
                                         ============  ============

Undistributed net investment income/
   (accumulated net investment loss/
   distributions in excess of net
   investment income) at end of year     $        174  $     27,933
                                         ============  ============

10 & 11

STATEMENTS OF CHANGES IN NET ASSETS -- CAPITAL STOCK ACTIVITY

WM GROUP OF FUNDS

                                                                                                                  GROWTH FUND
                                              BOND & STOCK FUND              GROWTH & INCOME FUND            OF THE NORTHWEST (A)
                                        ------------------------------  ------------------------------  ----------------------------
                                          SIX MONTHS                       SIX MONTHS                    SIX MONTHS
                                             ENDED                           ENDED                         ENDED
                                           04/30/00       YEAR ENDED        04/30/00      YEAR ENDED       04/30/00     YEAR ENDED
                                          (UNAUDITED)      10/31/99        (UNAUDITED)     10/31/99      (UNAUDITED)     10/31/99
                                        --------------  --------------  --------------  --------------  ------------  --------------
AMOUNT
  CLASS A:
   Sold ............................    $    7,021,935  $   19,134,660  $   45,634,276  $  190,640,822  $ 38,959,319  $  68,805,400
   Issued in exchange for Class A shares
     of Griffin Growth & Income Fund           --              --              --          281,276,085        --            --
   Issued as reinvestment of dividends      10,387,701       7,875,442      23,174,508       2,640,934    42,754,720        --
   Redemption in-kind (Note 10) ....           --              --              --         (166,275,618)       --           (990,005)
   Redeemed ........................       (52,876,785)    (97,814,421)   (133,976,682)   (277,843,157)  (35,094,138)  (103,203,309)
                                        --------------  --------------  --------------  --------------  ------------  --------------
   Net increase/(decrease)              $  (35,467,149) $  (70,804,319) $  (65,167,898) $   30,439,066  $ 46,619,901  $ (35,387,914)
                                        ==============  ==============  ==============  ==============  ============  =============
  CLASS B:

   Sold ...........................     $    3,400,857  $   20,485,600  $   29,890,542  $   58,608,032  $ 18,426,286  $  15,268,007
   Converted from Class S shares of Fund        --              42,306         --           11,602,915        --              4,417
   Issued in exchange for Class B shares
     of Griffin Growth & Income Fund            --              --             --           50,553,133        --            --
   Issued as reinvestment of dividends       2,995,975       1,727,449       7,821,936          --        10,490,966        --
   Redeemed .......................        (24,045,393)    (24,326,691)    (38,742,163)    (37,513,140)   (7,968,815)   (10,831,517)
                                        --------------  --------------  --------------  --------------  ------------  --------------
   Net increase/(decrease)                $(17,648,561) $   (2,071,336) $   (1,029,685) $   83,250,940  $ 20,948,437  $   4,440,907
                                        ==============  ==============  ==============  ==============  ============  =============
  CLASS S:
   Sold ...........................             --      $       13,604         --       $     4,985,68        --       $      3,584
   Issued as reinvestment of dividends          --                 552         --              --             --            --
   Converted to Class B shares of Fund          --             (42,306)        --          (11,602,915)       --             (3,584)
   Redeemed .......................             --              (3,333)        --           (3,771,661)       --            --
                                                        --------------                  --------------                -------------
   Net decrease ...................             --      $      (31,483)        --       $  (10,388,888)       --            --
                                                        ==============                  ==============                =============
  CLASS I:
   Sold ...........................             --             --       $  126,204,223  $   88,357,264  $ 83,614,072  $   4,841,432
   Contribution in-kind (Note 10)               --             --              --          166,275,618        --            990,005
   Issued as reinvestment of dividends          --             --           16,841,674       1,844,793       823,473         --
   Redeemed .......................             --             --          (17,629,596)    (15,875,635)       --             --
                                                                        ---------------  --------------  -----------  -------------
   Net increase ...................             --             --       $  125,416,301  $  240,602,040  $ 84,437,545  $   5,831,437
                                                                        ===============  ============== ============  =============
SHARES
  CLASS A:
   Sold ...........................            488,029       1,291,022       1,826,112       9,361,521     1,116,150      2,446,781
   Issued in exchange for Class A shares
     of Griffin Growth & Income Fund            --             --               --          12,108,922        --             --
   Issued as reinvestment of dividends         727,141         537,940         942,163         111,449     1,434,241         --
   Redemption in-kind (Note 10) ...             --             --               --          (6,291,170)       --            (30,192)
   Redeemed .......................         (3,699,996)     (6,577,515)     (5,430,191)   ( 11,718,860)   (1,021,812)    (3,770,477)
                                        --------------  --------------  --------------  --------------  ------------  --------------
   Net increase/(decrease) ........         (2,484,826)     (4,748,553)     (2,661,916)      3,571,862     1,528,579     (1,353,888)
                                        ==============  ==============  ==============  ==============  ============  =============
  CLASS B:
   Sold ...........................            238,618       1,407,652       1,230,490       2,654,554       564,925        547,485
   Converted from Class S shares of Fund        --               2,669         --              445,580         --               140
   Issued in exchange for Class B shares
     of Griffin Growth & Income Fund            --             --              --            2,204,430         --            --
   Issued as reinvestment of dividends         210,733         118,539         324,535         --            370,837         --
   Redeemed .......................         (1,689,952)     (1,672,620)     (1,598,693)     (1,604,781)     (245,069)      (410,513)
                                        --------------  --------------  --------------  --------------  ------------  --------------
   Net increase/(decrease) ........         (1,240,601)       (143,760)        (43,668)      3,699,783       690,693        137,112
                                        ==============  ==============  ==============  ==============  ============  =============
  CLASS S:
   Sold ...........................             --                 953         --               31,900         --               144
   Issued as reinvestment of dividends          --                  38         --              --              --            --
   Converted to Class B shares of Fund          --              (2,698)        --             (445,409)        --              (144)
   Redeemed .......................             --                (921)        --             (205,259)        --            --
                                                        --------------                  --------------                -------------
   Net decrease ...................             --              (2,628)        --             (618,768)        --            --
                                                        ==============                  ==============                =============
  CLASS I:
   Sold ...........................             --             --            5,138,046       3,785,718     2,421,504        160,298
   Contribution in-kind (Note 10)               --             --              --            6,291,170         --            30,183
   Issued as reinvestment of dividends          --             --              682,979          77,193        27,614         --
   Redeemed .......................             --             --             (720,472)       (685,001)       --             --
                                                                        --------------  --------------  ------------  -------------
   Net increase ...................             --             --            5,100,553       9,469,080     2,449,118        190,481
                                                                        ==============  ==============  ============  =============
==========================

(a) Formerly Northwest Fund.

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS -- CAPITAL STOCK ACTIVITY

WM GROUP OF FUNDS

                                                                                    MID CAP                     SMALL CAP
                                                  GROWTH FUND                   STOCK FUND (A)               STOCK FUND (B)
                                        ------------------------------  ------------------------------  ----------------------------
                                          SIX MONTHS                                PERIOD               SIX MONTHS
                                            ENDED                                    ENDED                  ENDED
                                           04/30/00       YEAR ENDED               04/30/00               04/30/00      YEAR ENDED
                                         (UNAUDITED)       10/31/99              (UNAUDITED)             (UNAUDITED)     10/31/99
                                        --------------  --------------  --------------  --------------  ------------  --------------
AMOUNT
  CLASS A:
   Sold ..........................      $  306,689,228  $  337,963,924          $     837,613           $ 34,495,209  $  66,778,793
   Issued in exchange for Class A shares
     of Griffin Growth Fund ......            --            82,274,308               --                       --              --
   Issued as reinvestment of dividends      30,565,115      10,484,224               --                   12,107,471     14,642,298
   Redemption in-kind (Note 10) ..            --          (105,326,502)              --                       --              --
   Redeemed ......................        (255,587,028)   (317,246,059)                (6,116)           (36,103,245)   (71,489,404)
                                        --------------  --------------          -------------           ------------  --------------
   Net increase ..................      $   81,667,315  $    8,149,895          $     831,497           $ 10,499,435  $   9,931,687
                                        ==============  ==============          =============            ============  =============
  CLASS B:
   Sold ..........................      $  218,301,692  $  135,842,242          $     718,029           $ 18,518,002  $   1,953,827
   Converted from Class S shares of Fund      --            15,635,767               --                      --           4,813,233
   Issued in exchange for Class B shares
     of Griffin Growth Fund ......            --             6,593,119               --                      --               --
   Issued as reinvestment of dividends      32,310,364       4,359,229               --                    4,070,111      3,764,240
   Redeemed ......................         (36,448,860)    (29,071,584)               (21,266)            (5,606,712)   (18,443,789)
                                        --------------  --------------          -------------           ------------  --------------
   Net increase/(decrease) .......      $  214,163,196    $133,358,773          $     696,763           $ 16,981,401  $  (7,912,489)
                                        ==============  ==============          =============           ============  =============
  CLASS S:
   Sold ..........................           --        $    12,319,106               --                      --       $   3,711,234
   Issued as reinvestment of dividends       --              1,200,444               --                      --             742,277
   Converted to Class B shares of Fund       --            (15,635,767)              --                      --          (4,813,233)
   Redeemed ......................           --             (3,719,600)              --                      --          (  880,253)
                                                        --------------                                                -------------
   Net decrease ..................           --         $   (5,835,817)              --                      --       $  (1,239,975)
                                                        ==============                                                =============
  CLASS I:
   Sold ..........................      $   30,133,440  $   78,054,512          $ 114,920,610           $ 85,862,055  $  15,296,619
   Contribution in-kind (Note 10)            --            105,326,502               --                      --             --
   Issued as reinvestment of dividends      50,642,639      12,516,104               --                      --           4,308,281
   Redeemed ......................        (137,027,442)    (38,929,436)              --                      --         (45,548,579)
                                        --------------  --------------          -------------           ------------  --------------
   Net increase/(decrease) .......      $  (56,251,363)   $156,967,682          $ 114,920,610           $ 85,862,055  $ (25,943,679)
                                        ==============  ==============          =============           ============  =============
SHARES
  CLASS A:
   Sold ..........................           8,647,638      14,438,655                 78,524              1,124,313      2,541,226
   Issued in exchange for Class A shares
     of Griffin Growth Fund ......           --              3,550,898               --                      --              --
   Issued as reinvestment of dividends       1,004,132         562,458               --                      581,821        951,416
   Redemption in-kind (Note 10) ..           --             (3,702,162)              --                      --              --
   Redeemed ......................          (7,179,461)    (12,699,261)                  (584)            (1,218,358)    (4,241,475)
                                        --------------  --------------          -------------           ------------  -------------
   Net increase/(decrease) .......           2,472,309       2,150,588                 77,940                487,776       (748,833)
                                        ==============  ==============          =============           ============  =============
  CLASS B:
   Sold ..........................           6,432,221       5,530,902                 67,030                611,985        120,310
   Converted from Class S shares of Fund      --               580,608              --                       --             265,338
   Issued in exchange for Class B shares
     of Griffin Growth Fund ......            --               297,523              --                       --              --
   Issued as reinvestment of dividends       1,122,868         244,078              --                       207,637        255,722
   Redeemed ......................          (1,067,242)       (964,850)                (1,982)              (203,923)      (499,868)
                                        --------------  --------------          -------------           ------------  -------------
   Net increase ..................          6,487,847        5,688,261                 65,048                615,699        141,502
                                        ==============  ==============          =============           ============  =============
  CLASS S:
   Sold ..........................           --                 24,052              --                      --               35,487
   Issued as reinvestment of dividends       --                 67,214              --                      --               50,426
   Converted to Class B shares of Fund       --               (581,471)             --                      --             (263,688)
   Redeemed ......................           --               (195,203)             --                      --              (61,736)
                                                        --------------                                                -------------
   Net decrease ..................           --               (685,408)             --                      --             (239,511)
                                                        ==============                                                =============
  CLASS I:
   Sold ..........................             889,009       2,949,912             11,309,214              2,984,343        887,057
   Contribution in-kind (Note 10)            --              3,702,162              --                      --              --
   Issued as reinvestment of dividends       1,647,451         666,459              --                      --              277,774
   Redeemed ......................          (3,643,338)     (1,143,440)             --                      --           (1,938,470)
                                        --------------  --------------          -------------           ------------  -------------
   Net increase/(decrease) .......          (1,106,878)      6,175,093             11,309,214              2,984,343       (773,639)
                                        ==============  ==============           ============           ============  =============

========================
(a) The Mid Cap Stock Fund commenced operations on March 1, 2000.
(b) Formerly Emerging Growth Fund.

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS -- CAPITAL STOCK ACTIVITY

WM GROUP OF FUNDS

                                                  INTERNATIONAL                  SHORT TERM                 U.S. GOVERNMENT
                                                   GROWTH FUND                 INCOME FUND (A)              SECURITIES FUND
                                        ------------------------------  ------------------------------  ----------------------------
                                          SIX MONTHS                      SIX MONTHS                     SIX MONTHS
                                             ENDED                          ENDED                          ENDED
                                           04/30/00       YEAR ENDED      04/30/00        YEAR ENDED      04/30/00     YEAR ENDED
                                          (UNAUDITED)      10/31/99      (UNAUDITED)       10/31/99      (UNAUDITED)    10/31/99
                                        --------------  --------------  --------------  --------------  ------------  -------------
AMOUNT
  CLASS A:
   Sold ........................        $   15,995,713  $   53,460,353  $    2,615,517  $   27,192,755  $  6,345,867  $  53,790,954
   Issued in exchange for Class A shares
     of Griffin U.S. Government Income
     Fund ......................              --              --               --             --            --          100,567,406
   Issued in exchange for Class A shares
     of Griffin Short-Term Bond Fund          --              --               --           91,614,250      --            --
   Issued as reinvestment of dividends         348,185       1,259,502         491,000       2,500,289     4,230,756     11,105,283
   Redemption in-kind (Note 10)               --           (43,975,563)        --          (75,284,631)     --          (89,139,223)
   Redeemed ....................           (17,087,798)    (20,559,347)     (7,073,131)    (50,503,020)  (43,250,452)  (107,591,811)
                                        --------------  --------------  --------------  --------------  ------------  -------------
   Net decrease ................        $     (743,900) $   (9,815,055) $   (3,966,614) $  ( 4,480,357) $(32,673,829) $ (31,267,391)
                                        ==============  ==============  ==============  ==============  ============  =============
  CLASS B:
   Sold ........................        $    3,300,558  $      772,204  $      714,152  $    1,720,335  $  9,678,572  $  51,797,931
   Converted from Class S shares of Fund     --              6,848,720         --            1,258,939      --            3,829,707
   Issued in exchange for Class B shares
     of Griffin U.S. Government Income
     Fund ......................             --               --               --             --            --            5,798,109
   Issued in exchange for Class B shares
     of Griffin Short-Term Bond Fund         --               --               --              419,976      --            --
   Issued as reinvestment of dividends          67,620         145,074          83,908         140,363     1,375,566      2,005,674
   Redeemed ....................            (1,652,930)     (1,581,100)     (1,612,018)     (2,414,359)  (25,425,489)   (16,963,508)
                                        --------------  --------------  --------------  --------------  ------------  -------------
   Net increase/(decrease) .....        $    1,715,248  $    6,184,898  $     (813,958) $    1,125,254  $(14,371,351) $  46,467,913
                                        ==============  ==============  ==============  ==============  ============  =============
  CLASS S:
   Sold ........................             --       $        369,294         --     $        983,060      --      $        77,730
   Issued as reinvestment of dividends       --                316,165         --               31,859      --              128,626
   Converted to Class B shares of Fund       --             (6,848,720)        --           (1,258,939)     --           (3,829,707)
   Redeemed ....................             --             (2,122,501)        --             (667,024)     --           (2,534,158)
                                                        --------------                  --------------                -------------
   Net decrease ................             --       $     (8,285,762)        --     $       (911,044)     --           (6,157,509)
                                                        ==============                  ==============                =============
  CLASS I:
   Sold ........................        $   22,255,241  $   27,683,346  $    6,263,803  $   73,030,498  $ 46,283,395  $  83,493,525
   Contribution in-kind (Note 10)            --             43,975,563         --           75,284,631      --           89,139,223
   Issued as reinvestment of dividends       3,271,849       4,495,136       3,814,175       3,705,635     6,244,217      4,456,402
   Redeemed ....................           (59,790,140)    (39,470,548)    (50,866,285)    (13,247,746)  (22,915,843)   (29,034,483)
                                        --------------  --------------  --------------  --------------  ------------  -------------
   Net increase/(decrease) .....        $  (34,263,050) $   36,683,497  $  (40,788,307) $  138,773,018  $ 29,611,769   $148,054,667
                                        ==============  ==============  ==============  ==============  ============  =============

SHARES
  CLASS A:
   Sold ........................             1,228,247       5,422,990       1,151,249      11,722,723       613,134      4,937,112
   Issued in exchange for Class A shares
     of Griffin U.S. Government Income
     Fund ......................             --              --              --              --             --            9,303,183
   Issued in exchange for Class A shares
     of Griffin Short-Term Bond Fund         --              --              --             39,480,745      --             --
   Issued as reinvestment of dividends          27,788         140,440         215,946       1,079,642       409,066      1,035,779
   Redemption in-kind (Note 10)              --             (4,281,944)      --            (32,590,750)     --           (8,393,524)
   Redeemed ....................            (1,308,615)     (2,112,930)     (3,109,572)    (21,824,751)   (4,175,325)   (10,051,648)
                                        --------------  --------------  --------------  --------------  ------------  -------------
   Net decrease ................               (52,580)       (831,444)     (1,742,377)     (2,132,391)   (3,153,125)    (3,169,098)
                                        ==============  ==============  ==============  ==============  ============  =============
  CLASS B:
   Sold ........................               257,630          81,463         313,702         667,980       931,691      4,818,623
   Converted from Class S shares of Fund     --                680,111       --                544,995      --              361,031
   Issued in exchange for Class B shares
     of Griffin U.S. Government Income
     Fund ......................             --              --              --              --             --              536,862
   Issued in exchange for Class B shares
     of Griffin Short-Term Bond Fund         --              --              --                180,972      --             --
   Issued as reinvestment of dividends           5,502          16,430          36,900          60,706       133,042        188,329
   Redeemed ....................              (130,737)       (164,531)       (708,749)     (1,043,437)   (2,462,526)    (1,595,804)
                                        --------------  --------------  --------------  --------------  ------------  -------------
   Net increase/(decrease) .....               132,395         613,473        (358,147)        411,216    (1,397,793)     4,309,041
                                        ==============  ==============  ==============  ==============  ============  =============
  CLASS S:
   Sold ........................             --                 39,598       --                420,173      --                7,136
   Issued as reinvestment of dividends       --                 35,483       --                 13,694      --               11,851
   Converted to Class B shares of Fund       --               (672,762)      --               (544,995)     --             (360,613)
   Redeemed ....................             --               (249,525)      --               (212,999)     --             (145,946)
                                                        --------------                  --------------                -------------
   Net decrease ................             --               (847,206)      --               (324,127)     --             (487,572)
                                                        ==============                  ==============                =============
  CLASS I:
   Sold ........................             1,740,110       2,887,901       2,741,259      31,460,394     4,477,865      7,793,119
   Contribution in-kind (Note 10)            --              4,281,944       --             32,590,750      --            8,393,524
   Issued as reinvestment of dividends         261,957         502,812       1,677,148       1,608,705       603,828        422,276
   Redeemed ....................            (4,549,209)     (4,171,564)    (22,416,965)     (5,739,003)   (2,219,205)    (2,668,080)
                                        --------------  --------------  --------------  --------------  ------------  -------------
   Net increase/(decrease) .....            (2,547,142)      3,501,093     (17,998,558)     59,920,846     2,862,488     13,940,839
                                        ==============  ==============  ==============  ==============  ============  =============

==========================

(a) Formerly Short Term High Quality Bond Fund.

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS -- CAPITAL STOCK ACTIVITY

WM GROUP OF FUNDS

                                                   INCOME FUND                 HIGH YIELD FUND             TAX-EXEMPT BOND FUND
                                         -----------------------------   ----------------------------    ------------------------
                                          SIX MONTHS                      SIX MONTHS                     SIX MONTHS
                                            ENDED                           ENDED                          ENDED
                                           04/30/00       YEAR ENDED       04/30/00       YEAR ENDED      04/30/00     YEAR ENDED
                                         (UNAUDITED)      10/31/99        (UNAUDITED)      10/31/99      (UNAUDITED)    10/31/99
                                        --------------  --------------  --------------  --------------  ------------  -------------
AMOUNT
  CLASS A:
   Sold ........................        $    4,660,801  $   31,599,173  $    3,400,175  $   24,114,009  $  3,881,003  $  10,218,537
   Issued in exchange for Class A shares
     of Griffin Bond Fund ......             --             88,322,084       --             --              --             --
   Issued in exchange for Class A shares
     of Griffin Municipal Bond Fund          --              --              --             --              --           21,016,760
   Issued as reinvestment of dividends       3,594,549      10,268,480         135,129         678,585     4,360,224     10,215,393
   Redemption in-kind (Note 10)              --            (50,387,989)      --            (18,189,328)     --             --
   Redeemed ....................           (33,482,309)   (110,254,673)     (1,557,116)    (11,937,979)  (38,087,924)   (70,281,440)
                                        --------------  --------------  --------------  --------------  ------------  -------------
   Net increase/(decrease) .....        $  (25,226,959) $  (30,452,925) $    1,978,188  $  ( 5,334,713) $(29,846,697) $ (28,830,750)
                                        ==============  ==============  ==============  ==============  ============  =============
  CLASS B:
   Sold ........................        $    5,828,042  $   19,545,920  $    8,003,402  $   19,815,931  $  3,191,492  $  12,702,216
   Converted from Class S shares of Fund     --              1,322,036       --                 23,493      --             --
   Issued in exchange for Class B shares
     of Griffin Bond Fund ......             --                573,322       --              --             --             --
   Issued in exchange for Class B shares
     of Griffin Municipal Bond Fund          --              --              --              --             --              565,210
   Issued as reinvestment of dividends         833,543       1,576,240         530,452         538,148       423,806        733,907
   Redeemed ....................            (9,952,513)    (12,633,152)     (3,763,551)     (1,674,148)   (4,150,685)    (4,210,322)
                                        --------------  --------------  --------------  --------------  ------------  -------------
   Net increase/(decrease) .....        $   (3,290,928) $   10,384,366  $    4,770,303  $   18,703,424  $   (535,387) $   9,791,011
                                        ==============  ==============  ==============  ==============  ============  =============
  CLASS S:
   Sold ........................             --         $       38,409       --         $        6,781      --      $      --
   Issued as reinvestment of dividends       --                 45,668       --                  1,585      --             --
   Converted to Class B shares of Fund       --             (1,322,036)      --                (23,493)     --             --
   Redeemed ....................             --               (359,380)      --                (10,825)     --               (1,317)
                                                        --------------                   --------------               -------------
   Net decrease                              --         $   (1,597,339)      --         $      (25,952)     --      $        (1,317)
                                                        ==============                  ==============                =============
  CLASS I:
   Sold ........................        $  153,026,683  $   23,668,029  $   84,296,066  $   41,671,290      --             --
   Contribution in-kind (Note 10)            --             50,387,989       --             18,189,328      --             --
   Issued as reinvestment of dividends       5,043,047       2,301,452       4,377,204       2,625,806      --      $            43
   Redeemed ....................            (6,603,795)     (5,708,212)     (1,192,890)    (18,344,301)     --               (1,130)
                                        --------------  --------------  --------------  --------------                -------------
   Net increase/(decrease) .....        $  151,465,935  $   70,649,258  $   87,480,380  $   44,142,123      --      $        (1,087)
                                        ==============  ==============  ==============  ==============                =============

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS -- CAPITAL STOCK ACTIVITY

WM GROUP OF FUNDS

                                                   INCOME FUND                  HIGH YIELD FUND            TAX-EXEMPT BOND FUND
                                        ------------------------------  ------------------------------  --------------------------
                                          SIX MONTHS                      SIX MONTHS                     SIX MONTHS
                                             ENDED                          ENDED                           ENDED
                                           04/30/00       YEAR ENDED       04/30/00       YEAR ENDED      04/30/00     YEAR ENDED
                                          (UNAUDITED)      10/31/99       (UNAUDITED)      10/31/99      (UNAUDITED)    10/31/99
                                        --------------  --------------  --------------  --------------  ------------  -------------
SHARES
  CLASS A:
   Sold ........................               522,902       3,367,655         374,064       2,642,096       525,656      1,371,226
   Issued in exchange for Class A shares
     of Griffin Bond Fund ......              --             9,538,022       --              --             --               --
   Issued in exchange for Class A shares
     of Griffin Municipal Bond Fund           --             --              --              --             --            2,614,025
   Issued as reinvestment of dividends         404,460       1,111,937          14,911          75,101       592,926      1,299,806
   Redemption in-kind (Note 10)               --            (5,482,915)      --             (1,957,947)     --               --
   Redeemed ....................            (3,757,942)    (11,967,674)       (171,724)     (1,332,436)   (5,174,709)    (8,969,586)
                                        --------------  --------------  --------------  --------------  ------------  -------------
   Net increase/(decrease) .....            (2,830,580)     (3,432,975)        217,251        (573,186)   (4,056,127)    (3,684,529)
                                        ==============  ==============  ==============  ==============  ============  =============
  CLASS B:
   Sold ........................               650,885       2,164,259         882,081       2,173,216       433,477      1,619,222
   Converted from Class S shares of Fund     --                143,700       --                  2,510       --              --
   Issued in exchange for Class B shares
     of Griffin Bond Fund ......             --                  6,187       --              --              --              --
   Issued in exchange for Class B shares
     of Griffin Municipal Bond Fund          --              --              --              --              --              70,300
   Issued as reinvestment of dividends          93,540         170,868          58,236          59,109        57,806         93,785
   Redeemed ....................            (1,112,932)     (1,370,789)       (413,102)       (183,937)     (564,747)      (539,376)
                                        --------------  --------------  --------------  --------------  ------------  -------------
   Net increase/(decrease) .....              (368,507)     (1,114,225)        527,215       2,050,898       (73,464)     1,243,931
                                        ==============  ==============  ==============  ==============  ============  =============
  CLASS S:
   Sold ........................             --                  4,062      --                     729       --             --
   Issued as reinvestment of dividends       --                  4,872      --                     173       --             --
   Converted to Class B shares of Fund       --               (143,700)     --                  (2,510)      --             --
   Redeemed ....................             --                (37,028)     --                  (1,096)      --                (180)
                                                        --------------                  --------------                -------------
   Net decrease ................             --               (171,794)     --                  (2,704)      --                (180)
                                                        ==============                  ==============                =============
  CLASS I:
   Sold ........................            17,221,340       2,592,925       9,299,261       4,622,366       --             --
   Contribution in-kind (Note 10)            --              5,482,915      --               1,962,171       --             --
   Issued as reinvestment of dividends         566,596         247,746         476,805         289,914       --                   5
   Redeemed ....................              (738,337)       (632,129)       (132,180)     (2,007,198)      --                (154)
                                        --------------  --------------  --------------  --------------                -------------
   Net increase/(decrease) .....            17,049,599       7,691,457       9,643,886       4,867,253       --                (149)
                                        ==============  ==============  ==============  ==============                =============



                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS -- CAPITAL STOCK ACTIVITY

WM GROUP OF FUNDS

                                                   CALIFORNIA                 CALIFORNIA INSURED             FLORIDA INSURED
                                                 MUNICIPAL FUND          INTERMEDIATE MUNICIPAL FUND          MUNICIPAL FUND
                                        ------------------------------  ------------------------------  ----------------------------
                                          SIX MONTHS                      SIX MONTHS                    SIX MONTHS
                                            ENDED                           ENDED                         ENDED
                                          04/30/00        YEAR ENDED       04/30/00       YEAR ENDED      04/30/00     YEAR ENDED
                                         (UNAUDITED)       10/31/99      (UNAUDITED)       10/31/99      (UNAUDITED)    10/31/99
                                        --------------  --------------  --------------  --------------  ------------  -------------
AMOUNT
  CLASS A:
   Sold                                 $    7,878,487  $   41,751,098  $    2,450,178  $    5,801,531  $    286,828  $   1,254,546
   Issued in exchange for Class A shares
     of Griffin California Tax-Free Fund      --            37,928,445        --             --              --             --
   Issued as reinvestment of dividends       5,257,677      10,372,674         514,869       1,516,470       122,279        320,965
   Redeemed                                (49,799,663)    (66,556,958)     (5,781,251)    (11,187,986)   (2,394,553)    (4,161,036)
                                        --------------  --------------  --------------  --------------  ------------  -------------
   Net increase/(decrease)              $  (36,663,499) $   23,495,259  $   (2,816,204) $  ( 3,869,985) $ (1,985,446) $  (2,585,525)
                                        ==============  ==============  ==============  ==============  ============  =============
  CLASS B:
   Sold                                 $   21,457,911  $   98,776,438  $    4,235,262  $   20,313,812  $    455,548  $   3,424,000
   Issued in exchange for Class B shares
     of Griffin California Tax-Free Fund     --              8,299,621        --             --              --             --
   Issued as reinvestment of dividends       2,418,465       2,729,175         514,076       1,125,985        79,165        181,259
   Redeemed                                (20,099,758)    (15,021,843)     (6,272,960)     (7,814,544)   (1,532,812)    (1,689,238)
                                        --------------  --------------  --------------  --------------  ------------  -------------
   Net increase/(decrease)              $    3,776,618  $   94,783,391  $   (1,523,622) $   13,625,253   $  (998,099) $   1,916,021
                                        ==============  ==============  ==============  ==============  ============  =============
  CLASS S:
   Sold                                      --         $     --              --        $     --            --        $     --
   Issued as reinvestment of dividends       --                    193        --                    59      --                   24
   Redeemed                                  --                 (6,259)       --                (1,230)     --                 (519)
                                                        --------------                  --------------                -------------
   Net decrease                              --         $       (6,066)       --        $       (1,171)     --        $        (495)
                                                        ==============                  ==============                =============
  CLASS I:
   Sold                                     --          $     --              --        $     --            --        $     --
   Issued as reinvestment of dividends      --                      38        --                    49      --                   40
   Redeemed                                 --                  (1,177)       --                (1,182)     --               (1,170)
                                                        --------------                  --------------                -------------
   Net decrease                             --          $       (1,139)       --        $       (1,133)     --        $      (1,130)
                                                        ==============                  ==============                =============
SHARES
  CLASS A:
   Sold                                        753,411       3,895,529         238,563         541,797        29,981        121,863
   Issued in exchange for Class A shares
     of Griffin California Tax-Free Fund   --                3,337,347        --              --            --              --
   Issued as reinvestment of dividends         505,634         926,781          50,048         141,850        12,848         31,470
   Redeemed                                 (4,793,636)     (6,029,382)       (563,287)     (1,057,115)     (251,513)      (408,274)
                                        --------------  --------------  --------------  --------------  ------------  -------------
   Net increase/(decrease)                  (3,534,591)      2,130,275        (274,676)       (373,468)     (208,684)      (254,941)
                                        ==============  ==============  ==============  ==============  ============  =============
  CLASS B:
   Sold                                      2,054,923       8,896,807         411,384       1,905,592        47,313        329,416
   Issued in exchange for Class B shares
     of Griffin California Tax-Free Fund       --              730,865        --              --            --             --
   Issued as reinvestment of dividends         232,587         245,464          49,967         105,550         8,322         17,806
   Redeemed                                 (1,938,330)     (1,376,764)       (611,028)       (740,773)     (160,343)      (166,430)
                                        --------------  --------------  --------------  --------------  ------------  -------------
   Net increase/(decrease)                     349,180       8,496,372        (149,677)      1,270,369      (104,708)       180,792
                                        ==============  ==============  ==============  ==============  ============  =============
  CLASS S:
   Sold                                      --               --             --              --              --            --
   Issued as reinvestment of dividends       --                     16       --                      5       --                   3
   Redeemed                                  --                   (646)      --                   (169)      --                (173)
                                                        --------------                  --------------                -------------
   Net decrease                              --                   (630)      --                   (164)      --                (170)
                                                        ==============                  ==============                =============
  CLASS I:
   Sold                                      --               --             --              --              --            --
   Issued as reinvestment of dividends       --                      3       --                      5       --                   4
   Redeemed                                  --                   (110)      --                   (112)      --                (120)
                                                        --------------                  --------------                -------------
   Net decrease                              --                   (107)      --                   (107)      --                (116)
                                                        ==============                  ==============                =============



                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BOND & STOCK FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                               INCOME FROM INVESTMENT OPERATIONS                   LESS DISTRIBUTIONS
                                           ---------------------------------------    ------------------------------------------
                                                         NET REALIZED                                DISTRIBUTIONS
                        NET ASSET VALUE,                AND UNREALIZED  TOTAL FROM   DIVIDENDS FROM      FROM
                           BEGINNING OF  NET INVESTMENT     GAIN ON     INVESTMENT   NET INVESTMENT  NET REALIZED      TOTAL
                              PERIOD         INCOME       INVESTMENTS   OPERATIONS       INCOME      CAPITAL GAINS DISTRIBUTIONS
                        ---------------- -------------- --------------  ----------   --------------  ------------- -------------
CLASS A
04/30/00 (unaudited)          $14.60        $ 0.25         $ 0.36         $ 0.61        $(0.24)        $(0.44)        $(0.68)
10/31/99                       14.02          0.41           0.61           1.02         (0.40)         (0.04)         (0.44)
10/31/98                       16.13          0.45++         0.21##         0.66         (0.45)         (2.32)         (2.77)
10/31/97                       14.71          0.50           2.37           2.87         (0.51)         (0.94)         (1.45)
10/31/96                       13.48          0.52           1.53           2.05         (0.50)         (0.32)         (0.82)
10/31/95                       11.53          0.50           2.02           2.52         (0.49)         (0.08)         (0.57)

CLASS B
04/30/00 (unaudited)           14.53          0.17           0.38           0.55         (0.18)         (0.44)         (0.62)
10/31/99                       13.96          0.27           0.63           0.90         (0.29)         (0.04)         (0.33)
10/31/98                       16.10          0.33++         0.19##         0.52         (0.34)         (2.32)         (2.66)
10/31/97                       14.69          0.39           2.36           2.75         (0.40)         (0.94)         (1.34)
10/31/96                       13.47          0.41           1.53           1.94         (0.40)         (0.32)         (0.72)
10/31/95                       11.51          0.39           2.03           2.42         (0.38)         (0.08)         (0.46)
==========================


  * Annualized.
  + Total return is not annualized for the periods less than one year and does not reflect any applicable sales charges. The total returns would have been lower if fees had not been reduced by credits allowed by the custodian.
 ++ Per share numbers have been calculated using the average shares method.
 ## The amount shown may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.
(a) Ratio of operating expenses to average net assets includes expenses paid indirectly beginning in fiscal year 1995.

                       See Notes to Financial Statements.

                                                                              RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                             -----------------------------------------------------------------------
                                                              NET ASSETS,     RATIO OF OPERATING      RATIO OF NET
                          NET ASSET VALUE,                   END OF PERIOD       EXPENSES TO       INVESTMENT INCOME TO  PORTFOLIO
                            END OF PERIOD   TOTAL RETURN+     (IN 000'S)     AVERAGE NET ASSETS(A)  AVERAGE NET ASSETS TURNOVER RATE
                          ----------------  -------------    -------------  ---------------------- ------------------- -------------
CLASS A
04/30/00 (unaudited)          $14.53            4.26%          $204,493             1.06%*                3.36%*               23%
10/31/99                       14.60            7.36%           241,746             1.05%                 2.61%                45%
10/31/98                       14.02            4.03%           298,651             0.97%                 3.09%                80%
10/31/97                       16.13           20.81%           307,018             0.99%                 3.31%                54%
10/31/96                       14.71           15.66%           255,414             0.98%                 3.68%                46%
10/31/95                       13.48           22.55%           208,592             1.02%                 3.98%                32%

CLASS B
04/30/00 (unaudited)           14.46            3.84%            57,182             1.86%*                2.56%*               23%
10/31/99                       14.53            6.46%            75,485             1.84%                 1.82%                45%
10/31/98                       13.96            3.12%            74,542             1.76%                 2.30%                80%
10/31/97                       16.10           19.86%            46,556             1.79%                 2.48%                54%
10/31/96                       14.69           14.73%            22,243             1.86%                 2.80%                46%
10/31/95                       13.47           21.60%             7,372             1.84%                 3.10%                32%



18 & 19

FINANCIAL HIGHLIGHTS

GROWTH & INCOME FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                               INCOME FROM INVESTMENT OPERATIONS                  LESS DISTRIBUTIONS
                                          ----------------------------------------   ---------------------------------------------



                                                         NET REALIZED                                DISTRIBUTIONS
                        NET ASSET VALUE,                AND UNREALIZED  TOTAL FROM   DIVIDENDS FROM      FROM
                          BEGINNING OF   NET INVESTMENT GAIN/(LOSS) ON  INVESTMENT   NET INVESTMENT  NET REALIZED       TOTAL
                             PERIOD       INCOME/(LOSS)   INVESTMENTS   OPERATIONS       INCOME      CAPITAL GAINS   DISTRIBUTIONS
                        ---------------- -------------- --------------  ----------   --------------  -------------   -------------
CLASS A04/30/00 (unaudited)   $24.61        $ 0.02         $ 2.17         $ 2.19        $(0.02)        $(0.83)           $(0.85)
10/31/99                       19.99          0.09++         4.62           4.71         (0.09)         (0.00)#           (0.09)
10/31/98                       21.01          0.11++         1.43           1.54         (0.09)         (2.47)            (2.56)
10/31/97                       17.26          0.12           4.98           5.10         (0.14)         (1.21)            (1.35)
10/31/96                       14.65          0.20           3.16           3.36         (0.21)         (0.54)            (0.75)
10/31/95                       12.71          0.22           2.31           2.53         (0.19)         (0.40)            (0.59)

CLASS B
04/30/00 (unaudited)           24.24         (0.09)          2.13           2.04          --            (0.83)            (0.83)
10/31/99                       19.77         (0.09)++        4.56           4.47          --              --               --
10/31/98                       20.85         (0.07)++        1.46           1.39         (0.00)#        (2.47)            (2.47)
10/31/97                       17.17         (0.02)          4.93           4.91         (0.02)         (1.21)            (1.23)
10/31/96                       14.59          0.06           3.14           3.20         (0.08)         (0.54)            (0.62)
10/31/95                       12.68          0.11           2.31           2.42         (0.11)         (0.40)            (0.51)

CLASS I
04/30/00 (unaudited)           24.65          0.05           2.18           2.23         (0.05)         (0.83)            (0.88)
10/31/99                       20.03          0.16++         4.61           4.77         (0.15)         (0.00)#           (0.15)
10/31/98(a)                    21.42          0.11++        (1.43)##       (1.32)        (0.07)          --               (0.07)
==========================

  * Annualized.
  + Total return is not annualized for the periods less than one year and does not reflect any applicable sales charges. The total returns would have been lower if fees had not been waived by the investment advisor and/or distributor or if fees had not been reduced by credits allowed by the custodian.
 ++ Per share numbers have been calculated using the average shares method.
  # Amount represents less than $0.01 per share.
 ## The amount shown may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.
(a) On March 23, 1998 the Fund commenced selling Class I shares.
(b) Ratio of operating expenses to average net assets includes expenses paid indirectly beginning in fiscal year 1995.

                       See Notes to Financial Statements.

                                                                               RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                                     --------------------------------------------------------------




                                                                      NET ASSETS,          RATIO OF         RATIO OF NET INVESTMENT
                                NET ASSET VALUE,                     END OF PERIOD    OPERATING EXPENSES       INCOME/(LOSS) TO
                                  END OF PERIOD   TOTAL RETURN+       (IN 000'S)   TO AVERAGE NET ASSETS(B)   AVERAGE NET ASSETS
                                ----------------  -------------      ------------- ------------------------ -----------------------
CLASS A
04/30/00 (unaudited)                 $25.95           9.06%            $675,223              0.94%*              0.15%*
10/31/99                              24.61          23.57%             705,835              1.00%               0.37%
10/31/98                              19.99           7.38%             502,115              0.94%               0.52%
10/31/97                              21.01          31.24%             299,928              1.05%               0.66%
10/31/96                              17.26          23.61%             178,331              1.03%               1.26%
10/31/95                              14.65          20.87%             130,630              1.07%               1.62%

CLASS B

04/30/00 (unaudited)                  25.45           8.58%             243,730              1.79%*             (0.70)%*
10/31/99                              24.24          22.61%             233,216              1.76%              (0.39)%
10/31/98                              19.77           6.60%             117,063              1.79%              (0.33)%
10/31/97                              20.85          30.20%              49,994              1.88%              (0.19)%
10/31/96                              17.17          22.55%              22,851              1.94%               0.34%
10/31/95                              14.59          19.95%               8,871              1.91%               0.69%

CLASS I

04/30/00 (unaudited)                  26.00           9.22%             619,619              0.61%*              0.48%*
10/31/99                              24.65          23.87%             461,629              0.67%               0.70%
10/31/98(a)                           20.03         (6.18)%             185,528              0.62%*              0.84%*



                              RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                             ------------------------------------------------
                                                      RATIO OF OPERATING
                                                     EXPENSES TO AVERAGE
                                                    NET ASSETS WITHOUT FEE
                                                     WAIVERS AND/OR FEES
                                                     REDUCED BY CREDITS
                                   PORTFOLIO           ALLOWED BY THE
                                 TURNOVER RATE            CUSTODIAN
                                --------------      ----------------------
CLASS A
04/30/00 (unaudited)              19%                       0.95%*
10/31/99                          47%                         N/A
10/31/98                          79%                         N/A
10/31/97                          71%                         N/A
10/31/96                          52%                         N/A
10/31/95                          39%                         N/A

CLASS B
04/30/00 (unaudited)              19%                       1.80%*
10/31/99                          47%                       1.84%
10/31/98                          79%                         N/A
10/31/97                          71%                         N/A
10/31/96                          52%                         N/A
10/31/95                          39%                         N/A

CLASS I
04/30/00 (unaudited)              19%                       0.62%*
10/31/99                          47%                         N/A
10/31/98(a)                       79%                         N/A
=======================


20 & 21

FINANCIAL HIGHLIGHTS

GROWTH FUND OF THE NORTHWEST

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                   INCOME FROM INVESTMENT OPERATIONS
                                  -----------------------------------------------



                                                    NET REALIZED
                 NET ASSET VALUE,                  AND UNREALIZED   TOTAL FROM
                  BEGINNING OF     NET INVESTMENT  GAIN/(LOSS) ON  INVESTMENT NET
                     PERIOD         INCOME/(LOSS)   INVESTMENTS      OPERATIONS
                 ----------------  --------------  --------------  --------------
CLASS A
04/30/00(unaudited)   $32.04         $0.01++           $8.21           $8.22
10/31/99               20.37         (0.05)            11.72           11.67
10/31/98               25.92         (0.02)++          (0.76)          (0.78)
10/31/97               19.69         (0.02)             8.13            8.11
10/31/96               17.40          0.03              2.47            2.50
10/31/95               14.30          0.07              3.10            3.17

CLASS B
04/30/00(unaudited)    30.63         (0.13)++           7.81            7.68
10/31/99               19.64         (0.25)            11.24           10.99
10/31/98               25.34         (0.20)++          (0.73)          (0.93)
10/31/97               19.45         (0.08)             7.85            7.77
10/31/96               17.31         (0.08)             2.40            2.32
10/31/95               14.28         (0.05)             3.08            3.03

CLASS I
04/30/00(unaudited)    32.04          0.07++            8.21            8.28
10/31/99(b)            29.72          0.01              2.31            2.32
====================

  * Annualized.
  + Total return is not annualized for the periods less than one year and does not reflect any applicable sales charges. The total returns would have been lower if certain fees had not been waived by the investment advisor or if fees had not been reduced by credits allowed by the custodian.
 ++ Per share numbers have been calculated using the average shares method.
(a) Ratio of operating expenses to average net assets includes expenses paid indirectly beginning in fiscal year 1995. (b) On June 7, 1999 the Fund commenced selling Class I shares.

                       See Notes to Financial Statements.


                                              LESS DISTRIBUTIONS
                       --------------------------------------------------------------



                                        DISTRIBUTIONS
                       DIVIDENDS FROM       FROM         DISTRIBUTIONS
                        INVESTMENT      NET REALIZED         FROM           TOTAL        NET ASSET VALUE,
                          INCOME        CAPITAL GAINS       CAPITAL     DISTRIBUTIONS      END OF PERIOD   TOTAL RETURN+
                       --------------   -------------    -------------  -------------    ----------------  -------------
CLASS A
04/30/00(unaudited)        $--            $(4.13)         $  --           $(4.13)           $36.13          28.37%
10/31/99                    --              --               --             --               32.04          57.29%
10/31/98                    --             (4.74)           (0.03)         (4.77)            20.37          (4.81)%
10/31/97                    --             (1.88)            --            (1.88)            25.92          44.47%
10/31/96                   (0.03)          (0.18)            --            (0.21)            19.69          14.54%
10/31/95                   (0.07)           --               --            (0.07)            17.40          22.24%

CLASS B
04/30/00(unaudited)         --             (4.13)            --            (4.13)            34.18          27.86%
10/31/99                    --              --               --             --               30.63          55.96%
10/31/98                    --             (4.74)           (0.03)         (4.77)            19.64          (5.63)%
10/31/97                    --             (1.88)            --            (1.88)            25.34          43.17%
10/31/96                    --             (0.18)            --            (0.18)            19.45          13.54%
10/31/95                    --              --               --             --               17.31          21.25%

CLASS I
04/30/00(unaudited)         --             (4.13)            --            (4.13)            36.19          28.58%
10/31/99(b)                 --              --               --             --               32.04           7.81%




                                                         RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                        ------------------------------------------------------------------------------------------------------------
                                                                                                                RATIO OF OPERATING
                                                                                                               EXPENSES TO AVERAGE
                                                                                                              NET ASSETS WITHOUT FEE
                                                                                                               WAIVERS AND/OR FEES
                         NET ASSETS,          RATIO OF            RATIO OF NET INVESTMENT                      REDUCED BY CREDITS
                        END OF PERIOD    OPERATING EXPENSES          INCOME/(LOSS) TO          PORTFOLIO         ALLOWED BY THE
                         (IN 000'S)     TO AVERAGE NET ASSETS(A)    AVERAGE NET ASSETS       TURNOVER RATE         CUSTODIAN
                        -------------   ------------------------  -----------------------    -------------    ----------------------
CLASS A
04/30/00(unaudited)        $437,526             1.04%*                      0.07%*                25%               1.05%*
10/31/99                    338,980             1.15%                      (0.21)%                41%               1.15%
10/31/98                    243,126             1.10%                      (0.09)%                39%               1.10%
10/31/97                    256,908             1.05%                      (0.08)%                37%               1.11%
10/31/96                    176,706             1.08%                       0.16%                 42%               1.08%
10/31/95                    157,953             1.10%                       0.44%                  9%               1.10%

CLASS B
04/30/00(unaudited)         110,261             1.87%*                     (0.76)%*               25%               1.88%*
10/31/99                     77,658             1.99%                      (1.05)%                41%               1.99%
10/31/98                     47,106             1.95%                      (0.94)%                39%               1.95%
10/31/97                     39,627             1.91%                      (0.96)%                37%               1.97%
10/31/96                     14,653             1.98%                      (0.76)%                42%               1.98%
10/31/95                      7,083             1.95%                      (0.45)%                 9%               1.95%

CLASS I
04/30/00(unaudited)          95,532             0.72%*                      0.39%*                25%               0.73%*
10/31/99(b)                   6,102             0.81%*                      0.13%*                41%               0.81%*


22 & 23

FINANCIAL HIGHLIGHTS

GROWTH FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                              INCOME FROM INVESTMENT OPERATIONS                  LESS DISTRIBUTIONS
                                          ----------------------------------------   -------------------------------------------



                                                         NET REALIZED                                DISTRIBUTIONS
                         NET ASSET VALUE,               AND UNREALIZED  TOTAL FROM   DIVIDENDS FROM      FROM
                           BEGINNING OF  NET INVESTMENT GAIN/(LOSS) ON  INVESTMENT   NET INVESTMENT  NET REALIZED      TOTAL
                              PERIOD      INCOME/(LOSS)   INVESTMENTS   OPERATIONS       INCOME      CAPITAL GAINS DISTRIBUTIONS
                         --------------- -------------- --------------  ----------   --------------  ------------  -------------
CLASS A
04/30/00 (unaudited)          $29.71        $(0.12)++     $  10.72       $ 10.60       $  --           $(3.83)       $ (3.83)
10/31/99                       17.64         (0.21)++        14.11         13.90          --            (1.83)         (1.83)
10/31/98(a)                    18.46         (0.07)++        (0.75)        (0.82)         --             --            --
06/30/98                       14.90         (0.15)++         4.99          4.84          --            (1.28)         (1.28)
06/30/97                       15.69         (0.03)++         1.58          1.55          --            (2.34)         (2.34)
06/30/96                       14.18         (0.07)++         3.47          3.40          --            (1.89)         (1.89)
06/30/95                       10.73          0.05++          3.42          3.47         (0.02)         (0.00)#        (0.02)

CLASS B
04/30/00 (unaudited)           28.29         (0.24)++        10.16          9.92          --            (3.83)         (3.83)
10/31/99                       16.99         (0.38)++        13.51         13.13          --            (1.83)         (1.83)
10/31/98(a)                    17.82         (0.12)++        (0.71)        (0.83)         --             --            --
06/30/98                       14.53         (0.25)++         4.82          4.57          --            (1.28)         (1.28)
06/30/97                       15.47         (0.14)++         1.54          1.40          --            (2.34)         (2.34)
06/30/96                       14.10         (0.19)++         3.45          3.26          --            (1.89)         (1.89)
06/30/95(C)                    10.73         (0.04)++         3.42          3.38         (0.01)         (0.00)#        (0.01)

CLASS I
04/30/00 (unaudited)           29.96         (0.04)++        10.82         10.78          --            (3.83)         (3.83)
10/31/99                       17.76         (0.11)++        14.14         14.03          --            (1.83)         (1.83)
10/31/98(a)                    18.56         (0.05)++        (0.75)        (0.80)         --             --             --
06/30/98                       14.94         (0.10)++         5.00          4.90          --            (1.28)         (1.28)
06/30/97(c)                    14.21          0.00++#         3.07          3.07          --            (2.34)         (2.34)
========================

 *  Annualized.
 +  Total return is not annualized for the periods less than one year and does not reflect any applicable sales charges. The total returns would have been lower in certain fees had not been waived by the investment advisor and/or distributor or if fees had not been reduced by credits allowed by the custodian.
++  Per share numbers have been calculated using the average shares method.
 #  Amount represents less than $0.01 per share.
(a) Fiscal year end changed to October 31 from June 30.
(b) Ratio of operating expenses to average net assets includes expenses paid indirectly beginning in fiscal year 1995.
(c) On July 1, 1994 and July 25, 1996 the Fund commenced selling Class B and Class I shares, respectively.

                       See Notes to Financial Statements.




                          NET ASSET VALUE,
                            END OF PERIOD   TOTAL RETURN+
                          ----------------  -------------
CLASS A
04/30/00 (unaudited)           $36.48          38.22%
10/31/99                        29.71          84.96%
10/31/98(a)                     17.64          (4.44)%
06/30/98                        18.46          35.43%
06/30/97                        14.90          10.88%
06/30/96                        15.69          25.44%
06/30/95                        14.18          32.33%

CLASS B
04/30/00 (unaudited)            34.38          37.69%
10/31/99                        28.29          83.57%
10/31/98(a)                     16.99          (4.66)%
06/30/98                        17.82          34.43%
06/30/97                        14.53           9.99%
06/30/96                        15.47          24.54%
06/30/95(c)                     14.10          31.46%

CLASS I
04/30/00 (unaudited)            36.91          38.54%
10/31/99                        29.96          85.13%
10/31/98(a)                     17.76          (4.31)%
06/30/98                        18.56          35.75%
06/30/97(c)                     14.94          22.73%




                                                   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                            --------------------------------------------------------------------------------------------------------
                                                                                                                RATIO OF OPERATING
                                                                                                                EXPENSES TO AVERAGE
                                                                                                              NET ASSETS WITHOUT FEE
                                                                                                                WAIVERS AND/OR FEES
                             NET ASSETS,          RATIO OF         RATIO OF NET INVESTMENT                       REDUCED BY CREDITS
                            END OF PERIOD    OPERATING EXPENSES       INCOME/(LOSS) TO           PORTFOLIO          ALLOWED BY THE
                             (IN 000'S)   TO AVERAGE NET ASSETS(B)    AVERAGE NET ASSETS       TURNOVER RATE           CUSTODIAN
                            ------------- ------------------------ -----------------------     -------------  ----------------------
CLASS A
04/30/00 (unaudited)          $385,270              1.30%*                (0.64)%*                  58%               1.36%*
10/31/99                       240,363              1.27%                 (0.84)%                  119%               1.46%
10/31/98(a)                    104,775              1.69%*                (1.21)%*                  24%                 N/A
06/30/98                       112,153              1.66%                 (0.91)%                  153%                 N/A
06/30/97                       111,187              1.70%                 (0.22)%                  156%                 N/A
06/30/96                       179,720              1.70%                 (0.49)%                  205%                 N/A
06/30/95                       154,763              1.76%                  0.28%                   233%                 N/A

CLASS B
04/30/00 (unaudited)           498,344              2.04%*                (1.38)%*                  58%               2.10%*
10/31/99                       226,507              2.03%                 (1.60)%                  119%               2.25%
10/31/98(a)                     39,379              2.54%*                (2.06)%*                  24%                 N/A
06/30/98                        38,390              2.46%                 (1.70)%                  153%                 N/A
06/30/97                        30,397              2.45%                 (0.97)%                  156%                 N/A
06/30/96                        25,067              2.45%                 (1.24)%                  205%                 N/A
06/30/95(c)                      6,928              2.51%                 (0.47)%                  233%                 N/A

CLASS I
04/30/00 (unaudited)           435,114              0.90%*                (0.24)%*                  58%               0.96%*
10/31/99                       386,367              0.87%                 (0.44)%                  119%               1.06%
10/31/98(a)                    119,351              1.26%*                (0.78)%*                  24%                 N/A
06/30/98                       115,729              1.36%                 (0.61)%                  153%                 N/A
06/30/97(c)                    126,986              1.45%*                 0.03%*                  156%                 N/A

24 & 25

FINANCIAL HIGHLIGHTS

MID CAP STOCK FUND(A)

FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD.


                                                INCOME FROM INVESTMENT OPERATIONS
                                          ---------------------------------------------
                                                             NET REALIZED
                       NET ASSET VALUE,                     AND UNREALIZED   TOTAL FROM
                         BEGINNING OF     NET INVESTMENT        GAIN ON      INVESTMENT      NET ASSET VALUE,
                            PERIOD         INCOME/(LOSS)      INVESTMENTS    OPERATIONS        END OF PERIOD    TOTAL RETURN+
                       ----------------   --------------    --------------   ----------      ----------------   -------------

CLASS A
04/30/00 (unaudited)        $10.00           $(0.00)#           $ 1.27         $ 1.27            $11.27            12.70%

CLASS B
04/30/00 (unaudited)         10.00            (0.01)              1.25           1.24             11.24            12.40%

CLASS I
04/30/00 (unaudited)         10.00             0.00#              1.27           1.27             11.27            12.70%
=====================

  * Annualized.
  + Total return is not annualized for the periods less than one year and does not reflect any applicable sales charges.
  # Amount represents less than $0.01 per share.
(a) The Fund commenced operations on March 1, 2000.

                                                  See Notes to Financial Statements.


                                           RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                        -------------------------------------------------------------------------------

                         NET ASSETS,           RATIO OF         RATIO OF NET INVESTMENT
                        END OF PERIOD     OPERATING EXPENSES       INCOME/(LOSS) TO         PORTFOLIO
                         (IN 000'S)      TO AVERAGE NET ASSETS    AVERAGE NET ASSETS      TURNOVER RATE
                        -------------    ---------------------  ------------------------  -------------

CLASS A
04/30/00 (unaudited)    $     878                1.53%*                 (0.36)%*                0%

CLASS B
04/30/00 (unaudited)          731                2.27%*                 (1.10)%*                0%

CLASS I
04/30/00 (unaudited)      127,467                0.89%*                  0.28%*                 0%


26 & 27

FINANCIAL HIGHLIGHTS

SMALL CAP STOCK FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                 INCOME FROM INVESTMENT OPERATIONS             LESS DISTRIBUTIONS
                                           --------------------------------------------    --------------------------



                                                             NET REALIZED                  DISTRIBUTIONS
                         NET ASSET VALUE,                   AND UNREALIZED   TOTAL FROM        FROM
                           BEGINNING OF    NET INVESTMENT   GAIN/(LOSS) ON   INVESTMENT    NET REALIZED      TOTAL
                              PERIOD            LOSS          INVESTMENTS    OPERATIONS    CAPITAL GAINS  DISTRIBUTIONS
                         ----------------  --------------   --------------   ----------    -------------  -------------
CLASS A
04/30/00 (unaudited)         $19.61         $(0.14)++           $ 8.82         $ 8.68         $(2.68)        $(2.68)
10/31/99                      16.25          (0.20)++             6.36           6.16          (2.80)         (2.80)
10/31/98(a)                   19.49          (0.08)++            (3.16)         (3.24)          --             --
06/30/98                      18.28          (0.22)++             2.50           2.28          (1.07)         (1.07)
06/30/97                      20.17          (0.21)++            (0.18)         (0.39)         (1.50)         (1.50)
06/30/96                      15.47          (0.19)++             5.65           5.46          (0.76)         (0.76)
06/30/95                      13.02          (0.00)++#            2.77           2.77          (0.32)         (0.32)

CLASS B
04/30/00 (unaudited)          18.61          (0.24)++             8.35           8.11          (2.68)         (2.68)
10/31/99                      15.67          (0.34)++             6.08           5.74          (2.80)         (2.80)
10/31/98(a)                   18.86          (0.13)++            (3.06)         (3.19)          --             --
06/30/98                      17.85          (0.36)++             2.44           2.08          (1.07)         (1.07)
06/30/97                      19.88          (0.34)++            (0.19)         (0.53)         (1.50)         (1.50)
06/30/96                      15.37          (0.32)++             5.59           5.27          (0.76)         (0.76)
06/30/95(c)                   13.02          (0.10)++             2.77           2.67          (0.32)         (0.32)

CLASS I
04/30/00 (unaudited) (c)      24.98          (0.08)++             0.76           0.68           --             --
=======================

  * Annualized.
  + Total return is not annualized for the periods less than one year and does not reflect any applicable sales charges. The total returns would have been lower if certain fees had not been waived by the investment advisor or if fees had not been reduced by credits allowed by the custodian.
 ++ Per share numbers have been calculated using the average shares method.
  # Amount represents less than $0.01 per share.
(a) Fiscal year end changed to October 31 from June 30.
(b) Ratio of operating expenses to average net assets includes expenses paid indirectly beginning in fiscal year 1995.
(c) On July 1, 1994 and January 5, 2000 the Fund commenced selling Class B and Class I shares, respectively.

                                                  See Notes to Financial Statements.




                                       NET ASSET VALUE,
                                        END OF PERIOD     TOTAL RETURN+
                                       ----------------   -------------

CLASS A
04/30/00 (unaudited)                       $25.61             47.47%
10/31/99                                    19.61             42.60%
10/31/98(a)                                 16.25            (16.62)%
06/30/98                                    19.49             12.95%
06/30/97                                    18.28             (1.50)%
06/30/96                                    20.17             35.93%
06/30/95                                    15.47             21.54%

CLASS B
04/30/00 (unaudited)                        24.04             46.90%
10/31/99                                    18.61             41.32%
10/31/98(a)                                 15.67            (16.87)%
06/30/98                                    18.86             12.05%
06/30/97                                    17.85             (2.26)%
06/30/96                                    19.88             34.93%
06/30/95(c)                                 15.37             20.69%

CLASS I

04/30/00 (unaudited) (c)                    25.66              2.72%


                                                           RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                ----------------------------------------------------------------------------------------------------
                                                                                                                 RATIO OF OPERATING
                                                                                                                EXPENSES TO AVERAGE
                                                                                                              NET ASSETS WITHOUT FEE
                                                                                                               WAIVERS AND/OR FEES
                                 NET ASSETS,          RATIO OF               RATIO OF NET                       REDUCED BY CREDITS
                                END OF PERIOD    OPERATING EXPENSES      INVESTMENT LOSS TO     PORTFOLIO          ALLOWED BY THE
                                  (IN 000'S)   TO AVERAGE NET ASSETS(B)  AVERAGE NET ASSETS   TURNOVER RATE           CUSTODIAN
                                ------------   ------------------------  ------------------   -------------   ----------------------
CLASS A
04/30/00 (unaudited)              $ 132,839              1.45%*                (1.03)%*             27%                  N/A
10/31/99                             92,130              1.78%                 (1.16)%              45%                  1.94%
10/31/98(a)                          88,502              1.88%*                (1.43)%*             20%                  1.89%*
06/30/98                            118,473              1.66%                 (1.10)%             112%                  1.66%
06/30/97                            165,719              1.64%                 (1.17)%              81%                  1.64%
06/30/96                            283,747              1.64%                 (1.02)%             131%                  1.65%
06/30/95                            185,722              1.68%                 (0.31)%             181%                  N/A

CLASS B
04/30/00 (unaudited)                 52,235              2.27%*                (1.85)%*             27%                  N/A
10/31/99                             28,969              2.70%                 (2.08)%              45%                  2.86%
10/31/98(a)                          22,172              2.84%*                (2.39)%*             20%                  2.85%*
06/30/98                             28,540              2.47%                 (1.92)%             112%                  2.47%
06/30/97                             29,123              2.39%                 (1.92)%              81%                  2.39%
06/30/96                             28,920              2.39%                 (1.77)%             131%                  2.40%
06/30/95(c)                          10,208              2.43%                 (1.06)%             181%                  N/A

CLASS I

04/30/00 (unaudited) (c)             76,584              1.00%*                (0.58)%*             27%                  N/A


28 & 29

FINANCIAL HIGHLIGHTS

INTERNATIONAL GROWTH FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                    INCOME FROM INVESTMENT OPERATIONS
                                ----------------------------------------

                     NET ASSET                 NET REALIZED
                       VALUE,       NET       AND UNREALIZED  TOTAL FROM
                     BEGINNING   INVESTMENT   GAIN/(LOSS)ON   INVESTMENT
                     OF PERIOD  INCOME/(LOSS)   INVESTMENTS   OPERATIONS
                     ---------  ------------  --------------  ----------

CLASS A
04/30/00 (unaudited) $ 11.14      $(0.01)++       $ 1.99        $ 1.98
10/31/99                8.86        0.01++          2.65          2.66
10/31/98(a)            10.20       (0.02)++        (1.32)        (1.34)
06/30/98               11.85        0.05++         (0.67)        (0.62)
06/30/97               10.49        0.04++          1.55          1.59
06/30/96                9.78        0.05++          1.21          1.26
06/30/95               10.74       (0.11)++        (0.31)        (0.42)

CLASS B
04/30/00 (unaudited)   10.87       (0.05)++         1.95          1.90
10/31/99                8.72       (0.08)++         2.60          2.52
10/31/98(a)            10.07       (0.05)++        (1.30)        (1.35)
06/30/98               11.70       (0.04)++        (0.64)        (0.68)
06/30/97               10.39       (0.04)++         1.53          1.49
06/30/96                9.73       (0.03)++         1.21          1.18
06/30/95(c)            10.74       (0.17)++        (0.31)        (0.48)

CLASS I
04/30/00 (unaudited)   11.16        0.03++          1.98          2.01
10/31/99                8.83        0.07++          2.65          2.72
10/31/98(a)            10.16        0.00++#        (1.33)        (1.33)
06/30/98               11.82        0.09++         (0.69)        (0.60)
06/30/97(c)             9.88        0.06++          2.15          2.21
==================

  * Annualized.
  + Total return is not annualized for the periods less than one year and does not reflect any applicable sales charges. The total returns would have been lower if certain fees had not been waived by the investment advisor or if fees had not been reduced by credits allowed by the custodian.
 ++ Per share numbers have been calculated using the average shares method.
  # Amount represents less than $0.01 per share.
(a) Fiscal year end changed to October 31 from June 30.
(b) Ratio of operating expenses to average net assets includes expenses paid indirectly beginning in fiscal year 1995.
(c) On July 1, 1994 and July 25, 1996 the Fund commenced selling Class B and Class I shares, respectively.

                       See Notes to Financial Statements.



                                                LESS DISTRIBUTIONS
                        -------------------------------------------------------------------------


                                    DISTRIBUTIONS
                        DIVIDENDS     IN EXCESS     DISTRIBUTIONS    DISTRIBUTIONS
                        FROM NET       OF NET           FROM         IN EXCESS OF
                        INVESTMENT   INVESTMENT     NET REALIZED     NET REALIZED       TOTAL       NET ASSET VALUE,
                         INCOME        INCOME       CAPITAL GAINS       GAINS        DISTRIBUTIONS    END OF PERIOD   TOTAL RETURN+
                        ----------  -------------   -------------    -------------   -------------  ----------------  -------------
CLASS A
04/30/00 (unaudited)      $(0.14)      $ --           $ --              $ --           $(0.14)           $12.98          17.82%
10/31/99                   (0.27)        --            (0.11)             --            (0.38)            11.14          31.15%
10/31/98(a)                 --           --             --                --             --                8.86         (13.14)%
06/30/98                   (0.50)       (0.03)         (0.50)             --            (1.03)            10.20          (4.19)%
06/30/97                   (0.13)        --            (0.10)             --            (0.23)            11.85          15.50%
06/30/96                   (0.05)       (0.04)         (0.46)             --            (0.55)            10.49          13.16%
06/30/95                   (0.04)        --            (0.44)            (0.06)         (0.54)             9.78          (4.01)%

CLASS B
04/30/00 (unaudited)       (0.07)        --             --                --            (0.07)            12.70          17.47%
10/31/99                   (0.26)        --            (0.11)             --            (0.37)            10.87          29.87%
10/31/98(a)                 --           --             --                --             --                8.72         (13.41)%
06/30/98                   (0.42)       (0.03)         (0.50)             --            (0.95)            10.07          (4.95)%
06/30/97                   (0.08)        --            (0.10)             --            (0.18)            11.70          14.66%
06/30/96                   (0.02)       (0.04)         (0.46)             --            (0.52)            10.39          12.34%
06/30/95(c)                (0.03)        --            (0.44)            (0.06)         (0.53)             9.73          (4.61)%

CLASS I
04/30/00 (unaudited)       (0.21)        --             --                --            (0.21)            12.96          18.12%
10/31/99                   (0.28)        --            (0.11)             --            (0.39)            11.16          31.98%
10/31/98(a)                 --           --             --                --             --                8.83         (13.09)%
06/30/98                   (0.53)       (0.03)         (0.50)             --            (1.06)            10.16          (3.98)%
06/30/97(c)                (0.17)        --            (0.10)             --            (0.27)            11.82          22.76%



                                               RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                     --------------------------------------------------------------------------------------------------------------

                                                                                                                RATIO OF OPERATING
                                                                                                               EXPENSES TO AVERAGE
                                                                                                             NET ASSETS WITHOUT FEE
                                                                                                                WAIVERS AND/OR FEES
                       NET ASSETS,          RATIO OF                 RATIO OF NET                               REDUCED BY CREDITS
                      END OF PERIOD    OPERATING EXPENSES        INVESTMENT INCOME/(LOSS)    PORTFOLIO            ALLOWED BY THE
                       (IN 000'S)     TO AVERAGE NET ASSETS(B)    TO AVERAGE NET ASSETS     TURNOVER RATE         CUSTODIAN
                      -------------   ------------------------   ------------------------   -------------    ----------------------
CLASS A
04/30/00 (unaudited)     $ 32,676              1.76%*                   (0.15)%*                  19%                   1.76%*
10/31/99                   28,618              1.88%                     0.13%                   164%                   1.89%
10/31/98(a)                30,117              1.86%*                   (0.50)%*                  41%                   1.86%*
06/30/98                   38,281              1.67%                     0.50%                   118%                   1.67%
06/30/97                   57,776              1.65%                     0.35%                    67%                   1.65%
06/30/96                  116,254              1.77%                     0.46%                   125%                   1.77%
06/30/95                   91,763              1.69%                     0.62%                    81%                   N/A

CLASS B
04/30/00 (unaudited)       14,645              2.47%*                   (0.86)%*                  19%                   2.47%*
10/31/99                   11,101              2.80%                    (0.79)%                  164%                   2.81%
10/31/98(a)                 3,552              2.97%*                   (1.61)%*                  41%                   2.97%*
06/30/98                    4,294              2.94%                    (0.35)%                  118%                   2.94%
06/30/97                    4,876              2.40%                    (0.40)%                   67%                   2.40%
06/30/96                    4,447              2.52%                    (0.29)%                  125%                   2.52%
06/30/95(c)                 2,268              2.44%                    (0.13)%                   81%                   N/A

CLASS I
04/30/00 (unaudited)      157,087              1.13%*                    0.48%*                   19%                   1.13%*
10/31/99                  163,610              1.28%                     0.73%                   164%                   1.29%
10/31/98(a)                98,554              1.32%*                    0.04%*                   41%                   1.32%*
06/30/98                  108,521              1.36%                     0.81%                   118%                   1.36%
06/30/97(c)                95,512              1.40%*                    0.60%*                   67%                   1.40%*


30 & 31

FINANCIAL HIGHLIGHTS

SHORT TERM INCOME FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                            INCOME FROM INVESTMENT OPERATIONS                      LESS DISTRIBUTIONS
                                       ------------------------------------------  -------------------------------------------------



                                                        NET REALIZED                               DISTRIBUTIONS IN
                     NET ASSET VALUE,                  AND UNREALIZED  TOTAL FROM  DIVIDENDS FROM    EXCESS OF NET    DISTRIBUTIONS
                       BEGINNING OF    NET INVESTMENT  GAIN/(LOSS) ON  INVESTMENT  NET INVESTMENT    INVESTMENT           FROM
                          PERIOD           INCOME        INVESTMENTS   OPERATIONS     INCOME            INCOME           CAPITAL
                     ----------------  --------------  --------------  ----------  --------------  ----------------   -------------
CLASS A
04/30/00 (unaudited)   $ 2.29             $ 0.06            $(0.03)       $ 0.03       $(0.06)           $ --             $ --
10/31/99                 2.35               0.13++           (0.06)         0.07        (0.13)             --               --
10/31/98 (a)             2.32               0.04              0.03          0.07        (0.04)             --               --
06/30/98                 2.32               0.13              0.00#         0.13        (0.13)             --              (0.00)#
06/30/97                 2.32               0.14              0.00#         0.14        (0.14)             --               --
06/30/96                 2.35               0.15++           (0.03)         0.12        (0.15)             --              (0.00)#
06/30/95                 2.39               0.08              0.02          0.10        (0.08)            (0.06)           (0.00)#

CLASS B
04/30/00 (unaudited)     2.29               0.06             (0.03)         0.03        (0.06)             --               --
10/31/99                 2.35               0.10++           (0.06)         0.04        (0.10)             --               --
10/31/98(a)              2.32               0.04              0.03          0.07        (0.04)             --               --
06/30/98                 2.32               0.12              0.00#         0.12        (0.12)             --              (0.00)#
06/30/97                 2.32               0.12              0.00#         0.12        (0.12)             --               --
06/30/96                 2.35               0.13++           (0.03)         0.10        (0.13)             --              (0.00)#
06/30/95(c)              2.39               0.06              0.02          0.08        (0.06)            (0.06)           (0.00)#

CLASS I
04/30/00 (unaudited)     2.29               0.07             (0.03)         0.04        (0.07)             --               --
10/31/99                 2.35               0.13++           (0.06)         0.07        (0.13)             --               --
10/31/98(a)              2.32               0.04              0.03          0.07        (0.04)             --               --
06/30/98                 2.32               0.14              0.00#         0.14        (0.14)             --              (0.00)#
06/30/97(c)              2.32               0.14              0.00#         0.14        (0.14)             --               --
===================

  * Annualized.
 + Total return is not annualized for periods less than one year and does not reflect any applicable sales charges. The total returns would have been lower if certain fees had not been waived and expensesreimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.
 ++ Per share numbers have been calculated using the average shares method.
  # Amount represents less than $0.01 per share.
(a) Fiscal year end changed to October 31 from June 30.
(b) Ratio of operating expenses to average net assets includes expenses paid indirectly beginning in fiscal year 1995.
(c) On July 1, 1994 and July 25, 1996 the Fund commenced selling Class B and Class I shares, respectively.

                       See Notes to Financial Statements.


                    LESS DISTRIBUTIONS                                           RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                    ------------------                                    -------------------------------------------------------




                                                                              NET ASSETS,         RATIO OF
                        TOTAL          NET ASSET VALUE,                      END OF PERIOD    OPERATING EXPENSES
                     DISTRIBUTIONS      END OF PERIOD     TOTAL RETURN+        (IN 000'S)   TO AVERAGE NET ASSETS(B)
                     -------------     ---------------    -------------      -------------  ------------------------
CLASS A
04/30/00 (unaudited)     $(0.06)           $ 2.26            1.44%               $22,760              0.99%*
10/31/99                  (0.13)             2.29            2.84%                27,059              0.82%
10/31/98 (a)              (0.04)             2.35            3.11%                32,748              0.82%*
06/30/98                  (0.13)             2.32            5.91%                35,551              0.86%
06/30/97                  (0.14)             2.32            6.15%                13,685              0.82%
06/30/96                  (0.15)             2.32            5.05%                32,440              0.75%
06/30/95                  (0.14)             2.35            4.42%                43,811              0.75%

CLASS B
04/30/00 (unaudited)      (0.06)             2.26            1.16%                 3,727              1.54%*
10/31/99                  (0.10)             2.29            1.79%                 4,597              1.60%
10/31/98(a)               (0.04)             2.35            2.85%                 3,747              1.57%*
06/30/98                  (0.12)             2.32            5.13%                 3,459              1.61%
06/30/97                  (0.12)             2.32            5.37%                 2,994              1.57%
06/30/96                  (0.13)             2.32            4.27%                 3,437              1.50%
06/30/95(c)               (0.12)             2.35            3.64%                 3,015              1.50%

CLASS I
04/30/00 (unaudited)      (0.07)             2.26            1.79%                96,396              0.30%*
10/31/99                  (0.13)             2.29            2.93%               138,955              0.37%
10/31/98(a)               (0.04)             2.35            3.20%                 1,631              0.57%*
06/30/98                  (0.14)             2.32            6.17%                 3,103              0.53%
06/30/97(c)               (0.14)             2.32            5.94%                 2,752              0.57%*



                             RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                     -----------------------------------------------------------
                                                            RATIO OF OPERATING
                                                           EXPENSES TO AVERAGE
                                                          NET ASSETS WITHOUT FEE
                                                           WAIVERS AND/OR FEES
                         RATIO OF NET                       REDUCED BY CREDITS
                      INVESTMENT INCOME TO     PORTFOLIO       ALLOWED BY THE
                       AVERAGE NET ASSETS   TURNOVER RATE        CUSTODIAN
                      --------------------  -------------  ---------------------
CLASS A
04/30/00 (unaudited)         5.52%*                4%               1.29%*
10/31/99                     5.22%                85%               1.16%
10/31/98 (a)                 5.44%*               19%               1.40%*
06/30/98                     5.71%               138%               1.32%
06/30/97                     6.50%                51%               1.45%
06/30/96                     6.22%               225%               1.42%
06/30/95                     6.10%               137%               1.39%

CLASS B
04/30/00 (unaudited)         4.97%*                4%               1.84%*
10/31/99                     4.44%                85%               1.94%
10/31/98(a)                  4.69%*               19%               2.18%*
06/30/98                     4.96%               138%               2.07%
06/30/97                     5.75%                51%               2.20%
06/30/96                     5.47%               225%               2.17%
06/30/95(c)                  5.35%               137%               2.14%

CLASS I
04/30/00 (unaudited)         6.21%*                4%               0.60%*
10/31/99                     5.67%                85%               0.71%
10/31/98(a)                  5.69%*               19%               0.96%*
06/30/98                     6.03%               138%               1.00%
06/30/97(c)                  6.75%*               51%               1.20%*




32 & 33

FINANCIAL HIGHLIGHTS

U.S. GOVERNMENT SECURITIES FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                      INCOME FROM INVESTMENT OPERATIONS                         LESS DISTRIBUTIONS
                                  -----------------------------------------    -------------------------------------------------



                                                  NET REALIZED                                   DISTRIBUTIONS
                  NET ASSET VALUE,               AND UNREALIZED  TOTAL FROM    DIVIDENDS FROM     IN EXCESS OF
                    BEGINNING OF  NET INVESTMENT GAIN/(LOSS) ON  INVESTMENT    NET INVESTMENT    NET INVESTMENT       TOTAL
                       PERIOD         INCOME       INVESTMENTS   OPERATIONS       INCOME            INCOME         DISTRIBUTIONS
                  --------------- -------------- --------------  ----------    --------------    --------------    -------------
CLASS A
04/30/00 (unaudited)  $10.51          $ 0.31         $(0.20)       $ 0.11        $(0.31)             $ --             $(0.31)
10/31/99               10.98            0.62          (0.47)         0.15         (0.61)              (0.01)           (0.62)
10/31/98(a)            10.84            0.54           0.14          0.68         (0.54)               --              (0.54)
12/31/97               10.46            0.62           0.38          1.00         (0.62)               --              (0.62)
12/31/96               10.84            0.63          (0.38)         0.25         (0.63)               --              (0.63)
12/31/95                9.64            0.63           1.20          1.83         (0.63)               --              (0.63)
12/31/94               10.79            0.63          (1.15)        (0.52)        (0.63)               --              (0.63)

CLASS B
04/30/00 (unaudited)   10.50            0.28          (0.20)         0.08         (0.28)               --              (0.28)
10/31/99               10.97            0.54          (0.48)         0.06         (0.53)              (0.00)#          (0.53)
10/31/98(a)            10.84            0.47           0.12          0.59         (0.46)               --              (0.46)
12/31/97               10.46            0.54           0.38          0.92         (0.54)               --              (0.54)
12/31/96               10.84            0.54          (0.38)         0.16         (0.54)               --              (0.54)
12/31/95                9.64            0.54           1.20          1.74         (0.54)               --              (0.54)
12/31/94(c)            10.24            0.41          (0.60)        (0.19)        (0.41)               --              (0.41)

CLASS I
04/30/00 (unaudited)   10.51            0.33          (0.20)         0.13         (0.33)               --              (0.33)
10/31/99               10.99            0.66          (0.51)         0.15         (0.62)              (0.01)           (0.63)
10/31/98(c)            10.86            0.42           0.12          0.54         (0.41)               --              (0.41)
=====================

  * Annualized.
  + Total return is not annualized for periods less than one year and does not reflect any applicable sales charges. The total returns would have been lower if certain fees had not been waived by the investment advisor or if fees had not been reduced by credits allowed by the custodian.
  # Amount represents less than $0.01 per share.
(a) Fiscal year end changed to October 31 from December 31.
(b) Ratio of operating expenses to average net assets includes expenses paid indirectly beginning in fiscal year 1995.
(c) On March 30, 1994 and March 23, 1998 the Fund commenced selling Class B and Class I shares, respectively.

                       See Notes to Financial Statements.


                         NET ASSET VALUE,
                          END OF PERIOD   TOTAL RETURN+
                         ---------------  -------------
CLASS A
04/30/00 (unaudited)         $10.31            1.09%
10/31/99                      10.51            1.38%
10/31/98(a)                   10.98            6.38%
12/31/97                      10.84            9.92%
12/31/96                      10.46            2.48%
12/31/95                      10.84           19.45%
12/31/94                       9.64           (4.91)%

CLASS B
04/30/00 (unaudited)          10.30            0.74%
10/31/99                      10.50            0.53%
10/31/98(a)                   10.97            5.54%
12/31/97                      10.84            9.03%
12/31/96                      10.46            1.58%
12/31/95                      10.84           18.48%
12/31/94(c)                    9.64           (1.86)%

CLASS I
04/30/00 (unaudited)          10.31            1.30%
10/31/99                      10.51            1.43%
10/31/98(c)                   10.99            5.00%




                                                          RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                        ------------------------------------------------------------------------------------------------------------
                                                                                                                RATIO OF OPERATING
                                                                                                               EXPENSES TO AVERAGE
                                                         RATIO OF OPERATING                                   NET ASSETS WITHOUT FEE
                                          RATIO OF          EXPENSES TO         RATIO OF NET                   WAIVERS AND/OR FEES
                        NET ASSETS,  OPERATING EXPENSES  AVERAGE NET ASSETS  INVESTMENT INCOME                   REDUCED BY CREDITS
                       END OF PERIOD     TO AVERAGE      INCLUDING INTEREST      TO AVERAGE      PORTFOLIO         ALLOWED BY THE
                        (IN 000'S)      NET ASSETS(B)         EXPENSE            NET ASSETS    TURNOVER RATE          CUSTODIAN
                       ------------- ------------------  ------------------  ----------------- -------------  ----------------------
CLASS A
04/30/00 (unaudited)      $184,887          0.96%*             N/A                 6.14%*            4%                 1.00%*
10/31/99                   221,592          0.96%              N/A                 5.76%            55%                 1.04%
10/31/98(a)                266,334          0.92%*             1.36%*              5.99%*           12%                 1.45%*
12/31/97                   107,054          1.05%              N/A                 5.92%             6%                 1.05%
12/31/96                   138,159          0.97%              N/A                 6.01%            16%                 0.97%
12/31/95                   177,310          1.01%              N/A                 6.08%             8%                 1.01%
12/31/94                   188,068          0.97%              N/A                 6.19%            34%                 0.97%

CLASS B
04/30/00 (unaudited)        56,972          1.65%*             N/A                 5.45%*            4%                 1.69%*
10/31/99                    72,751          1.70%              N/A                 5.02%            55%                 1.78%
10/31/98(a)                 28,747          1.67%*             2.12%*              5.24%*           12%                 2.22%*
12/31/97                     3,352          1.84%              N/A                 5.08%             6%                 1.84%
12/31/96                     2,963          1.85%              N/A                 5.14%            16%                 1.85%
12/31/95                     2,206          1.84%              N/A                 5.20%             8%                 1.84%
12/31/94(c)                  1,063          1.76%*             N/A                 5.43%*           34%                 1.76%*

CLASS I
04/30/00 (unaudited)       210,714          0.55%*             N/A                 6.55%*            4%                 0.59%*
10/31/99                   184,708          0.60%              N/A                 6.12%            55%                 0.68%
10/31/98(c)                 39,939          0.66%*             1.10%*              6.25%*           12%                 1.11%*



34 & 35

FINANCIAL HIGHLIGHTS

INCOME FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                  INCOME FROM INVESTMENT OPERATIONS           LESS DISTRIBUTIONS
                               ----------------------------------------  -----------------------------



                                                NET REALIZED
              NET ASSET VALUE,                AND UNREALIZED TOTAL FROM  DIVIDENDS FROM
                BEGINNING OF   NET INVESTMENT GAIN/(LOSS) ON INVESTMENT  NET INVESTMENT     TOTAL     NET ASSET VALUE,
                   PERIOD          INCOME       INVESTMENTS  OPERATIONS     INCOME      DISTRIBUTIONS  END OF PERIOD   TOTAL RETURN+
              ---------------- -------------- -------------- ----------  -------------- ------------- ---------------- -------------

CLASS A
04/30/00 (unaudited)$ 8.99          $ 0.31        $(0.15)      $ 0.16       $(0.31)       $(0.31)        $ 8.84           1.79%
10/31/99              9.44            0.63         (0.45)        0.18        (0.63)        (0.63)          8.99           1.98%
10/31/98(a)           9.48            0.53         (0.04)##      0.49        (0.53)        (0.53)          9.44           5.21%
12/31/97              9.15            0.60          0.33         0.93        (0.60)        (0.60)          9.48          10.51%
12/31/96              9.44            0.59         (0.29)        0.30        (0.59)        (0.59)          9.15           3.46%
12/31/95              8.29            0.59          1.15         1.74        (0.59)        (0.59)          9.44          21.58%
12/31/94              9.33            0.60         (1.04)       (0.44)       (0.60)        (0.60)          8.29          (4.82)%

CLASS B
04/30/00 (unaudited)  9.00            0.28         (0.13)        0.15        (0.28)        (0.28)          8.87           1.66%
10/31/99              9.45            0.56         (0.45)        0.11        (0.56)        (0.56)          9.00           1.12%
10/31/98(a)           9.49            0.46         (0.04)##      0.42        (0.46)        (0.46)          9.45           4.51%
12/31/97              9.17            0.53          0.32         0.85        (0.53)        (0.53)          9.49           9.51%
12/31/96              9.46            0.52         (0.29)        0.23        (0.52)        (0.52)          9.17           2.59%
12/31/95              8.30            0.51          1.16         1.67        (0.51)        (0.51)          9.46          20.70%
12/31/94(c)           8.85            0.40         (0.55)       (0.15)       (0.40)        (0.40)          8.30          (1.67)%

CLASS I
04/30/00 (unaudited)  8.99            0.33         (0.13)        0.20        (0.33)        (0.33)          8.86           2.24%
10/31/99              9.44            0.65         (0.45)        0.20        (0.65)        (0.65)          8.99           2.24%
10/31/98(c)           9.57            0.41         (0.13)##      0.28        (0.41)        (0.41)          9.44           2.84%
===================

  * Annualized.
  + Total return is not annualized for periods less than one year and does not reflect any applicable sales charges. The total returns would have been lower if certain fees had not been waived by the investment advisor and/or distributor or if fees had not been reduced by credits allowed by the custodian.
 ## The amount shown may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.
(a) Fiscal year end changed to October 31 from December 31.
(b) Ratio of operating expenses to average net assets includes expenses paid indirectly beginning in fiscal year 1995.
(c) On March 30, 1994 and March 23, 1998 the Fund commenced selling Class B and Class I shares, respectively.

                       See Notes to Financial Statements.


                                              RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                      ---------------------------------------------------------------------------------------------------
                                                                                                      RATIO OF OPERATING
                                                                                                     EXPENSES TO AVERAGE
                                                                                                   NET ASSETS WITHOUT FEE
                                                                                                     WAIVERS AND/OR FEES
                       NET ASSETS,          RATIO OF              RATIO OF NET                        REDUCED BY CREDITS
                      END OF PERIOD    OPERATING EXPENSES     INVESTMENT INCOME TO    PORTFOLIO         ALLOWED BY THE
                       (IN 000'S)   TO AVERAGE NET ASSETS(B)   AVERAGE NET ASSETS   TURNOVER RATE          CUSTODIAN
                     ------------- ------------------------  --------------------  -------------  ----------------------

CLASS A
04/30/00 (unaudited)    $144,365              1.04%*                  6.92%*              13%                1.06%*
10/31/99                 172,217              1.06%                   6.84%               19%                1.10%
10/31/98(a)              213,397              1.07%*                  6.66%*              37%                N/A
12/31/97                  77,864              1.08%                   6.47%               27%                N/A
12/31/96                  86,657              1.03%                   6.52%               42%                N/A
12/31/95                  97,534              1.08%                   6.59%               43%                N/A
12/31/94                  88,102              1.04%                   6.83%               26%                N/A

CLASS B
04/30/00 (unaudited)      38,806              1.75%*                  6.21%*              13%                1.77%*
10/31/99                  42,715              1.81%                   6.09%               19%                1.85%
10/31/98(a)               34,321              1.84%*                  5.89%*              37%                N/A
12/31/97                   9,691              1.86%                   5.65%               27%                N/A
12/31/96                   7,122              1.89%                   5.69%               42%                N/A
12/31/95                   4,452              1.91%                   5.73%               43%                N/A
12/31/94(c)                2,299              1.80%*                  6.25%*              26%                N/A

CLASS I
04/30/00 (unaudited)     226,039              0.61%*                  7.35%*              13%                0.63%*
10/31/99                  76,145              0.68%                   7.22%               19%                0.72%
10/31/98(c)                7,342              0.71%*                  7.02%*              37%                N/A



36 & 37

FINANCIAL HIGHLIGHTS

HIGH YIELD FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                  INCOME FROM INVESTMENT OPERATIONS                            LESS DISTRIBUTIONS
                               ----------------------------------------  -----------------------------------------------------------



                                               NET REALIZED                            DISTRIBUTIONS IN  DISTRIBUTIONS
             NET ASSET VALUE,                AND UNREALIZED TOTAL FROM  DIVIDENDS FROM   EXCESS OF NET       FROM
               BEGINNING OF   NET INVESTMENT GAIN/(LOSS) ON INVESTMENT  NET INVESTMENT    INVESTMENT      NET REALIZED     TOTAL
                  PERIOD          INCOME       INVESTMENTS  OPERATIONS     INCOME           INCOME       CAPITAL GAINS DISTRIBUTIONS
             ---------------- -------------- -------------- ----------  -------------- ----------------- ------------- -------------
CLASS A
04/30/00 (unaudited)$ 8.92       $ 0.45         $ 0.13        $ 0.58        $(0.44)        $--               $--         $(0.44)
10/31/99              8.86         0.91++         0.14##        1.05         (0.94)         --                (0.05)      (0.99)
10/31/98(a)          10.00         0.47          (1.15)        (0.68)        (0.45)        (0.01)             --          (0.46)

CLASS B
04/30/00 (unaudited)  8.97         0.41           0.13          0.54         (0.41)         --                --          (0.41)
10/31/99              8.90         0.86++         0.15##        1.01         (0.89)         --                (0.05)      (0.94)
10/31/98(a)          10.00         0.42          (1.09)        (0.67)        (0.42)        (0.01)             --          (0.43)

CLASS I
04/30/00 (unaudited)  8.91         0.45           0.13          0.58         (0.45)         --                --          (0.45)
10/31/99              8.85         0.98++         0.11##        1.09         (0.98)         --                (0.05)      (1.03)
10/31/98(a)          10.00         0.22          (1.13)        (0.91)        (0.23)        (0.01)             --          (0.24)
---------------------------------------------------------------------------------------------------------------------------------

  * Annualized.
  + Total return is not annualized for the periods less than one year and does not reflect any applicable sales charges. The total returns would have been lower if certain fees had not been waived or if fees had not been reduced by credits allowed by the custodian.
 ++ Per share numbers have been calculated using the average shares method.
 ## The amount shown may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.
(a) On April 8, 1998, May 5, 1998 and July 27, 1998 the Fund commenced selling Class A, Class B, and Class I shares, respectively.
(b) Ratio of operating expenses to average net assets includes expenses paid indirectly.

                       See Notes to Financial Statements.



                                                                 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                            ----------------------------------------------------------------------------------------
                                                                                                                  RATIO OF OPERATING
                                                                                                                 EXPENSES TO AVERAGE
                                                                                                                      NET ASSETS
                                                                                                                      WITHOUT FEE
                                                                                                                     WAIVERS AND/OR
                                         NET ASSETS,          RATIO OF              RATIO OF NET       PORTFOLIO   FEES REDUCED BY
             NET ASSET VALUE,  TOTAL    END OF PERIOD    OPERATING EXPENSES    INVESTMENT INCOME TO    TURNOVER   CREDITS ALLOWED
              END OF PERIOD   RETURN+     (IN 000'S)   TO AVERAGE NET ASSETS(B)  AVERAGE NET ASSETS      RATE     BY THE CUSTODIAN
             ---------------  -------   ------------- ------------------------ --------------------   ----------  ----------------
CLASS A
04/30/00 (unaudited)$ 9.06      6.62%     $  7,882            1.14%*                  9.87%*              23%           1.14%*
10/31/99              8.92     12.26%        5,827            0.73%                  10.17%               30%           1.37%
10/31/98(a)           8.86     (6.90)%      10,861            0.78%*                  8.80%*              54%           1.22%*

CLASS B
04/30/00 (unaudited)  9.10      6.14%       26,341            1.82%*                  9.19%*              23%           1.82%*
10/31/99              8.97     11.44%       21,259            1.29%                   9.61%               30%           1.93%
10/31/98(a)           8.90     (6.33)%       2,830            1.57%*                  8.01%*              54%           2.02%*

CLASS I
04/30/00 (unaudited)  9.04      6.71%      132,496            0.75%*                 10.26%*              23%           0.75%*
10/31/99              8.91     12.75%       44,662            0.21%                  10.69%               30%           0.85%
10/31/98(a)           8.85     (9.13)%       1,309            0.48%*                  9.10%*              54%           0.97%*

38 & 39

FINANCIAL HIGHLIGHTS

TAX-EXEMPT BOND FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                  INCOME FROM INVESTMENT OPERATIONS                  LESS DISTRIBUTIONS
                              ----------------------------------------  --------------------------------------------



                                               NET REALIZED                             DISTRIBUTIONS
             NET ASSET VALUE,                AND UNREALIZED TOTAL FROM  DIVIDENDS FROM     FROM
               BEGINNING OF   NET INVESTMENT GAIN/(LOSS) ON INVESTMENT  NET INVESTMENT   NET REALIZED     TOTAL
                  PERIOD          INCOME       INVESTMENTS  OPERATIONS     INCOME       CAPITAL GAINS  DISTRIBUTIONS
             ---------------- -------------- -------------- ----------  -------------- --------------  -------------
CLASS A
04/30/00 (unaudited)$ 7.41       $ 0.20        $ (0.05)      $ 0.15        $(0.20)          $--           $ (0.20)
10/31/99              8.11         0.41          (0.70)       (0.29)        (0.41)           --             (0.41)
10/31/98(a)           8.09         0.34           0.02         0.36         (0.34)           --             (0.34)
12/31/97              7.83         0.38           0.27         0.65         (0.38)          (0.01)          (0.39)
12/31/96              8.02         0.38          (0.19)        0.19         (0.38)           --             (0.38)
12/31/95              7.13         0.38           0.89         1.27         (0.38)           --             (0.38)
12/31/94              8.04         0.39          (0.91)       (0.52)        (0.39)           --             (0.39)

CLASS B
04/30/00 (unaudited)  7.41         0.17          (0.05)        0.12         (0.17)           --             (0.17)
10/31/99              8.11         0.35          (0.70)       (0.35)        (0.35)           --             (0.35)
10/31/98(a)           8.09         0.28           0.03         0.31         (0.29)           --             (0.29)
12/31/97              7.83         0.32           0.27         0.59         (0.32)          (0.01)          (0.33)
12/31/96              8.02         0.31          (0.19)        0.12         (0.31)           --             (0.31)
12/31/95              7.13         0.32           0.89         1.21         (0.32)           --             (0.32)
12/31/94(c)           7.49         0.25          (0.36)       (0.11)        (0.25)           --             (0.25)
================

  * Annualized.
  + Total return is not annualized for the periods less than one year and does not reflect any applicable sales charges. The total returns would have been lower if fees had not been reduced by credits allowed by the custodian.
(a) Fiscal year end changed to October 31 from December 31.
(b) Ratio of operating expenses to average net assets includes expenses paid indirectly beginning in fiscal year 1995.
(c) On March 30, 1994 the Fund commenced selling Class B shares.

                       See Notes to Financial Statements.


                                                            RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                            -------------------------------------------------------------------------

                                             NET ASSETS,         RATIO OF              RATIO OF NET
             NET ASSET VALUE,               END OF PERIOD    OPERATING EXPENSES    INVESTMENT INCOME TO  PORTFOLIO
              END OF PERIOD  TOTAL RETURN+   (IN 000'S)   TO AVERAGE NET ASSETS(A)  AVERAGE NET ASSETS  TURNOVER RATE
             --------------- -------------  ------------- ------------------------ -------------------- -------------
CLASS A
04/30/00 (unaudited)$7.36         2.07%       $216,290            0.88%*                5.49%*              12%
10/31/99             7.41        (3.77)%       247,814            0.89%                 5.16%               57%
10/31/98(a)          8.11         4.58%        301,162            0.84%*                5.14%*               6%
12/31/97             8.09         8.59%        188,021            0.80%                 4.84%               21%
12/31/96             7.83         2.52%        203,606            0.75%                 4.90%               22%
12/31/95             8.02        18.25%        230,055            0.81%                 5.03%                8%
12/31/94             7.13        (6.53)%       215,438            0.79%                 5.23%               12%

CLASS B
04/30/00 (unaudited) 7.36         1.69%         24,349            1.62%*                4.75%*              12%
10/31/99             7.41        (4.52)%        25,059            1.64%                 4.41%               57%
10/31/98(a)          8.11         3.88%         17,344            1.62%*                4.36%*               6%
12/31/97             8.09         7.71%          8,110            1.62%                 4.00%               21%
12/31/96             7.83         1.61%          5,266            1.65%                 4.01%               22%
12/31/95             8.02        17.30%          2,682            1.62%                 4.18%                8%
12/31/94(c)          7.13        (1.46)%         1,258            1.58%*                4.53%*              12%


40 & 41

FINANCIAL HIGHLIGHTS

CALIFORNIA MUNICIPAL FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                  INCOME FROM INVESTMENT OPERATIONS                      LESS DISTRIBUTIONS
                              ----------------------------------------  --------------------------------------------

                                               NET REALIZED                             DISTRIBUTIONS
             NET ASSET VALUE,                AND UNREALIZED TOTAL FROM  DIVIDENDS FROM     FROM
               BEGINNING OF   NET INVESTMENT GAIN/(LOSS) ON INVESTMENT  NET INVESTMENT   NET REALIZED     TOTAL
                  PERIOD          INCOME       INVESTMENTS  OPERATIONS     INCOME       CAPITAL GAINS  DISTRIBUTIONS
             ---------------- -------------- -------------- ----------  -------------- --------------  -------------
CLASS A
04/30/00 (unaudited)$10.43       $ 0.28        $  0.01         $ 0.29      $(0.28)       $--           $(0.28)
10/31/99             11.46         0.54          (0.94)         (0.40)      (0.57)       (0.06)         (0.63)
10/31/98(a)          11.33         0.19++         0.13           0.32       (0.19)        --            (0.19)
06/30/98             10.92         0.58++         0.41           0.99       (0.58)        --            (0.58)
06/30/97             10.60         0.59           0.32           0.91       (0.59)        --            (0.59)
06/30/96             10.53         0.60++         0.07           0.67       (0.60)        --            (0.60)
06/30/95             10.38         0.61           0.15           0.76       (0.61)       (0.00)#        (0.61)

CLASS B
04/30/00 (unaudited) 10.43         0.24           0.01           0.25       (0.24)        --            (0.24)
10/31/99             11.46         0.48          (0.97)         (0.49)      (0.48)       (0.06)         (0.54)
10/31/98(a)          11.33         0.16++         0.13           0.29       (0.16)        --            (0.16)
06/30/98             10.92         0.50++         0.41           0.91       (0.50)        --            (0.50)
06/30/97             10.60         0.51           0.32           0.83       (0.51)        --            (0.51)
06/30/96             10.53         0.51++         0.07           0.58       (0.51)        --            (0.51)
06/30/95(c)          10.38         0.53           0.15           0.68       (0.53)       (0.00)#        (0.53)
-----------------------------------------------------------------------------------------------------------------------------

  * Annualized.
  + Total return is not annualized for periods less than one year and does not reflect any applicable sales charges. The total returns would have been lower if certain fees had not been waived by the investment advisor or if fees had not been reduced by credits allowed by the custodian.
 ++ Per share numbers have been calculated using the average shares method.
  # Amount represents less than $0.01 per share.
(a) Fiscal year end changed to October 31 from June 30.
(b) Ratio of operating expenses to average net assets includes expenses paid indirectly beginning in fiscal year 1995.
(c) On July 1, 1994 the Fund commenced selling Class B shares.

                       See Notes to Financial Statements.




                                                                  RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                            ----------------------------------------------------------------------------------------
                                                                                                                  RATIO OF OPERATING
                                                                                                               EXPENSES TO AVERAGE
                                                                                                              NET ASSETS WITHOUT FEE
                                                                                                                WAIVERS AND/OR FEES
                                        NET ASSETS,          RATIO OF              RATIO OF NET       PORTFOLIO    REDUCED CREDITS
             NET ASSET VALUE,  TOTAL    END OF PERIOD    OPERATING EXPENSES    INVESTMENT INCOME TO    TURNOVER     ALLOWED BY THE
              END OF PERIOD   RETURN+   (IN 000'S)    TO AVERAGE NET ASSETS(B)  AVERAGE NET ASSETS      RATE         CUSTODIAN
             --------------- ---------  ------------- ------------------------ -------------------- -------------  -----------------
CLASS A
04/30/00 (unaudited)$10.44     2.87%       $247,314            0.88%*                 5.32%*             36%           0.89%*
10/31/99             10.43    (3.87)%       283,929            0.88%                  4.94%              92%           0.91%
10/31/98(a)          11.46     2.82%        287,590            0.97%*                 4.87%*             28%          1.05%*
06/30/98             11.33     9.26%        290,328            1.00%                  5.18%              87%           1.19%
06/30/97             10.92     8.83%        318,251            0.97%                  5.51%              36%           1.26%
06/30/96             10.60     6.40%        372,177            0.94%                  5.56%              17%           1.29%
06/30/95             10.53     7.57%        405,967            0.85%                  5.89%              22%           1.29%

CLASS B
04/30/00 (unaudited) 10.44     2.50%        137,624            1.61%*                 4.59%*             36%          1.62%*
10/31/99             10.43    (4.62)%       133,842            1.63%                  4.19%              92%           1.66%
10/31/98(a)          11.46     2.56%         49,683            1.72%*                 4.12%*             28%          1.81%*
06/30/98             11.33     8.45%         34,537            1.75%                  4.42%              87%           1.95%
06/30/97             10.92     8.02%         25,219            1.72%                  4.76%              36%           2.01%
06/30/96             10.60     5.61%         20,543            1.69%                  4.81%              17%           2.04%
06/30/95(c)          10.53     6.78%          7,230            1.60%                  5.14%              22%           2.04%


42 & 43

FINANCIAL HIGHLIGHTS

CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                INCOME FROM INVESTMENT OPERATIONS                 LESS DISTRIBUTIONS
                                          --------------------------------------------   -----------------------------------



                                                             NET REALIZED                                  DISTRIBUTIONS IN
                       NET ASSET VALUE,                    AND UNREALIZED   TOTAL FROM   DIVIDENDS FROM     EXCESS OF NET
                         BEGINNING OF     NET INVESTMENT   GAIN/(LOSS) ON   INVESTMENT   NET INVESTMENT      INVESTMENT
                            PERIOD            INCOME         INVESTMENTS    OPERATIONS      INCOME             INCOME
                       ----------------   --------------   --------------   ----------   --------------    --------------

CLASS A
04/30/00 (unaudited)      $ 10.30            $ 0.21           $ 0.02          $ 0.23         $(0.21)           $--
10/31/99                    11.02              0.44++          (0.55)          (0.11)         (0.45)            --
10/31/98(a)                 10.81              0.16             0.21            0.37          (0.16)            --
06/30/98                    10.74              0.49             0.17            0.66          (0.49)            (0.00)#
06/30/97                    10.56              0.49++           0.23            0.72          (0.49)            --
06/30/96                    10.45              0.49             0.15            0.64          (0.49)            --
06/30/95                    10.10              0.50             0.35            0.85          (0.50)            --

CLASS B
04/30/00 (unaudited)        10.30              0.18             0.02            0.20          (0.18)            --
10/31/99                    11.02              0.36++          (0.56)          (0.20)         (0.36)            --
10/31/98(a)                 10.81              0.13             0.21            0.34          (0.13)            --
06/30/98                    10.74              0.41             0.17            0.58          (0.41)            (0.00)#
06/30/97                    10.56              0.41++           0.23            0.64          (0.41)            --
06/30/96                    10.45              0.41             0.15            0.56          (0.41)            --
06/30/95(c)                 10.10              0.43             0.35            0.78          (0.43)            --
======================

  * Annualized.
  + Total return is not annualized for periods less than one year and does not reflect any applicable sales charges. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.
 ++ Per share numbers have been calculated using the average shares method.
  # Amount represents less than $0.01 per share.
(a) Fiscal year end changed to October 31 from June 30.
(b) Ratio of operating expenses to average net assets includes expenses paid indirectly beginning in fiscal year 1995.
(c) On July 1, 1994 the Fund commenced selling Class B shares.

                       See Notes to Financial Statements.


                                                                                                   RATIOS TO AVERAGE
                              LESS DISTRIBUTIONS                                             NET ASSETS/SUPPLEMENTAL DATA
                      --------------------------------                                    -----------------------------------------



                        DISTRIBUTIONS
                            FROM                                                            NET ASSETS,           RATIO OF
                         NET REALIZED        TOTAL       NET ASSET VALUE,                  END OF PERIOD     OPERATING EXPENSES
                        CAPITAL GAINS    DISTRIBUTIONS    END OF PERIOD    TOTAL RETURN+    (IN 000'S)    TO AVERAGE NET ASSETS(B)
                        --------------   -------------   ---------------   -------------  -------------   -----------------------

CLASS A
04/30/00 (unaudited)      $ (0.03)          $(0.24)          $ 10.29           2.25%          $28,382              0.92%*
10/31/99                    (0.16)           (0.61)            10.30          (1.11)%          31,253              0.89%
10/31/98(a)                  --              (0.16)            11.02           3.46%           37,529              0.82%*
06/30/98                    (0.10)           (0.59)            10.81           6.26%           38,724              0.86%
06/30/97                    (0.05)           (0.54)            10.74           6.97%           45,157              0.82%
06/30/96                    (0.04)           (0.53)            10.56           6.25%           54,518              0.73%
06/30/95                     --              (0.50)            10.45           8.71%           54,507              0.42%

CLASS B
04/30/00 (unaudited)        (0.03)           (0.21)            10.29           1.87%           33,910              1.66%*
10/31/99                    (0.16)           (0.52)            10.30          (1.89)%          35,501              1.64%
10/31/98(a)                 --               (0.13)            11.02           3.20%           23,960              1.57%*
06/30/98                    (0.10)           (0.51)            10.81           5.47%           21,688              1.61%
06/30/97                    (0.05)           (0.46)            10.74           6.17%           20,992              1.57%
06/30/96                    (0.04)           (0.45)            10.56           5.46%           20,948              1.48%
06/30/95(c)                 --               (0.43)            10.45           7.90%           12,391              1.17%
======================



                             RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                      -------------------------------------------------------------
                                                               RATIO OF OPERATING
                                                              EXPENSES TO AVERAGE
                                                             NET ASSETS WITHOUT FEE
                                                              WAIVERS AND/OR FEES
                            RATIO OF NET                      REDUCED BY CREDITS
                       INVESTMENT INCOME TO   PORTFOLIO         ALLOWED BY THE
                        AVERAGE NET ASSETS   TURNOVER RATE         CUSTODIAN
                       --------------------  -------------  ----------------------

CLASS A
04/30/00 (unaudited)         4.18%*               26%               0.94%*
10/31/99                     4.13%                93%               0.97%
10/31/98(a)                  4.39%*                7%               1.15%*
06/30/98                     4.49%                25%               1.25%
06/30/97                     4.61%                29%               1.31%
06/30/96                     4.62%                27%               1.39%
06/30/95                     4.95%                13%               1.41%

CLASS B
04/30/00 (unaudited)         3.44%*               26%               1.68%*
10/31/99                     3.38%                93%               1.72%
10/31/98(a)                  3.64%*                7%               1.90%*
06/30/98                     3.74%                25%               2.01%
06/30/97                     3.86%                29%               2.06%
06/30/96                     3.87%                27%               2.14%
06/30/95(c)                  4.20%                13%               2.16%
======================


44 & 45

FINANCIAL HIGHLIGHTS

FLORIDA INSURED MUNICIPAL FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.



                                               INCOME FROM INVESTMENT OPERATIONS                  LESS DISTRIBUTIONS
                                             -------------------------------------   --------------------------------------------



                                                         NET REALIZED                                DISTRIBUTIONS
                        NET ASSET VALUE,                AND UNREALIZED   TOTAL FROM   DIVIDENDS FROM  IN EXCESS OF
                          BEGINNING OF   NET INVESTMENT GAIN/(LOSS) ON   INVESTMENT   NET INVESTMENT NET INVESTMENT     TOTAL
                              PERIOD          INCOME       INVESTMENTS   OPERATIONS       INCOME         INCOME     DISTRIBUTIONS
                        ---------------  -------------- --------------  -----------   -------------- -------------- -------------

CLASS A
04/30/00 (unaudited)          $ 9.60        $ 0.23        $ (0.09)       $  0.14         $ (0.23)       $ --           $(0.23)
10/31/99                       10.50          0.48          (0.90)         (0.42)          (0.48)         --            (0.48)
10/31/98(a)                    10.35          0.17           0.15           0.32           (0.17)         --            (0.17)
06/30/98                        9.93          0.49           0.42           0.91           (0.49)         --            (0.49)
06/30/97                        9.64          0.49++         0.30           0.79           (0.50)        (0.00)#        (0.50)
06/30/96                        9.43          0.50           0.21           0.71           (0.50)         --            (0.50)
06/30/95                        9.40          0.52           0.03##         0.55           (0.52)         --            (0.52)

CLASS B
04/30/00 (unaudited)            9.60          0.20          (0.10)          0.10           (0.19)         --            (0.19)
10/31/99                       10.50          0.40          (0.90)         (0.50)          (0.40)         --            (0.40)
10/31/98(a)                    10.35          0.14           0.15           0.29           (0.14)         --            (0.14)
06/30/98                        9.93          0.41           0.43           0.84           (0.42)         --            (0.42)
06/30/97                        9.64          0.42++         0.30           0.72           (0.43)        (0.00)#        (0.43)
06/30/96                        9.43          0.42           0.21           0.63           (0.42)         --            (0.42)
06/30/95(c)                     9.40          0.45           0.03##         0.48           (0.45)         --            (0.45)

================================


  * Annualized.
  + Total return is not annualized for periods less than one year and does not reflect any applicable sales charges. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.
 ++ Per share numbers have been calculated using the average shares method.
  # Amount represents less than $0.01 per share.
 ## The amount shown may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.
(a) Fiscal year end changed to October 31 from June 30.
(b) Ratio of operating expenses to average net assets includes expenses paid indirectly beginning in fiscal year 1995.
(c) On July 1, 1994 the Fund commenced selling Class B shares.

                       See Notes to Financial Statements.

                                                                                   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                                         -----------------------------------------------------------

                                                       NET ASSETS,            RATIO OF            RATIO OF NET
                        NET ASSET VALUE,    TOTAl     END OF PERIOD      OPERATING EXPENSES     INVESTMENT INCOME TO     PORTFOLIO
                          END OF PERIOD    RETURN+     (IN 000'S)      TO AVERAGE NET ASSETS(B)  AVERAGE NET ASSETS    TURNOVER RATE
                        ---------------    -------    -------------    ------------------------ -------------------    -------------

CLASS A
04/30/00 (unaudited)         $9.51           1.46%       $  9,919              1.12%*                4.82%*                 30%
10/31/99                      9.60          (4.14)%        12,015              0.97%                 4.68%                 104%
10/31/98(a)                  10.50           3.08%         15,813              0.82%*                4.76%*                 40%
06/30/98                     10.35           9.34%         16,538              0.88%                 4.79%                  51%
06/30/97                      9.93           8.43%         22,761              0.82%                 5.01%                  53%
06/30/96                      9.64           7.56%         29,821              0.63%                 5.08%                  52%
06/30/95                      9.43           6.01%         33,714              0.39%                 5.53%                  44%

CLASS B
04/30/00 (unaudited)          9.51           1.08%          6,210              1.86%*                4.08%*                 30%
10/31/99                      9.60          (4.91)%         7,273              1.71%                 3.94%                 104%
10/31/98(a)                  10.50           2.82%          6,054              1.57%*                4.01%*                 40%
06/30/98                     10.35           8.53%          5,075              1.63%                 4.04%                  51%
06/30/97                      9.93           7.63%          5,067              1.57%                 4.26%                  53%
06/30/96                      9.64           6.76%          5,428              1.38%                 4.33%                  52%
06/30/95(c)                   9.43           5.23%          3,330              1.14%                 4.78%                  44%

================================


                       RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                       ----------------------------------------------
                                  RATIO OF OPERATING
                                  EXPENSES TO AVERAGE
                                NET ASSETS WITHOUT FEE
                                  WAIVERS AND/OR FEES
                                 REDUCED BY CREDITS
                                   ALLOWED BY THE
                                       CUSTODIAN
                               -----------------------

CLASS A
04/30/00 (unaudited)                  1.14%*
10/31/99                              1.14%
10/31/98(a)                           1.40%*
06/30/98                              1.45%
06/30/97                              1.46%
06/30/96                              1.46%
06/30/95                              1.51%

CLASS B
04/30/00 (unaudited)                  1.88%*
10/31/99                              1.88%
10/31/98(a)                           2.15%*
06/30/98                              2.21%
06/30/97                              2.21%
06/30/96                              2.21%
06/30/95(c)                           2.26%

================================

46 & 47

PORTFOLIO OF INVESTMENTS

BOND & STOCK FUND

APRIL 30, 2000 (UNAUDITED)

     SHARES                                           VALUE
     ------                                           -----
 COMMON STOCKS - 60.7%
     REAL ESTATE INVESTMENT TRUSTS - 6.2%
     60,000   Arden Realty Inc. ...............  $   1,335,000
     74,800   CarrAmerica Realty Corporation ..      1,776,500
     40,000   Essex Property Trust Inc. .......      1,545,000
     75,000   Franchise Finance Corporation
                of America ....................      1,781,250
     48,700   Health Care Property Investors Inc.    1,357,514
     80,000   Hospitality Properties Trust ....      1,780,000
     73,300   Shurgard Storage Centers, Inc.,
              Class A .........................      1,919,544
     65,000   Simon Property Group Inc. .......      1,649,375
     58,500   Storage USA Inc. ................      1,711,125
    110,500   Taubman Centers Inc. ............      1,319,094
                                                 -------------
                                                    16,174,402
                                                 -------------
     CONSUMER STAPLES - 5.9%
    111,000   Albertson's Inc. ................      3,614,437
     30,000   Energizer Holdings, Inc.+ .......        511,874
     98,000   Fort James Corporation ..........      2,345,875
    100,000   PepsiCo Inc. ....................      3,668,750
     62,500   Philip Morris Companies, Inc. ...      1,367,187
     90,000   Ralston-Ralston Purina Group ....      1,591,875
    113,000   Supervalu Inc. ..................      2,337,687
                                                 -------------
                                                    15,437,685
                                                 -------------
     HEALTH CARE PRODUCTS - 5.9%
     37,000   Abbott Laboratories .............      1,422,187
     36,000   Baxter International Inc. .......      2,344,500
     85,600   Becton Dickinson & Company ......      2,193,500
     46,700   Cardinal Health, Inc. ...........      2,571,419
     75,000   DENTSPLY International Inc. .....      2,179,688
      7,200   Edwards Lifesciences Corporation+        108,000
     21,100   Johnson & Johnson ...............      1,740,750
    100,000   Mylan Laboratories Inc. .........      2,837,500
                                                 -------------
                                                    15,397,544
                                                 -------------
     BANKS/SAVINGS & LOANS - 5.9%
     30,975   Bank of America Corporation .....      1,517,775
     28,500   Bank One Corporation ............        869,250
     22,200   Chase Manhattan Corporation .....      1,599,787
     55,000   Citigroup Inc. ..................      3,269,062
     89,551   First State Bancorporation ......      1,164,163
    107,000   Mellon Bank Corporation .........      3,437,375
     85,000   Wells Fargo & Company ...........      3,490,312
                                                 -------------
                                                    15,347,724
                                                 -------------
     OIL & GAS - 4.4%
     12,304   Arch Coal, Inc. .................         66,134
     50,000   Ashland, Inc. ...................      1,706,250
    150,000   Repsol, Sponsored ADR ...........      3,093,750
     96,500   Tosco Corporation ...............      3,094,031

     SHARES                                           VALUE
     ------                                           -----
     63,200   Ultramar Diamond Shamrock
                Corporation ................... $    1,564,200
     70,000   Valero Energy Corporation .......      2,030,000
                                                 -------------
                                                    11,554,365
                                                 -------------
     FINANCIAL SERVICES - 3.9%
     48,800   Fannie Mae ......................      2,943,250
     85,000   Finova Group Inc. ...............      1,089,062
     60,000   Franklin Resources Inc. .........      1,935,000
     60,000   Price (T. Rowe) Associates Inc. .      2,287,500
     22,000   Providian Financial Corporation        1,937,375
                                                 -------------
                                                    10,192,187
                                                 -------------
     RETAIL SALES - 3.8%
    190,000   Blockbuster Inc., Class A+ ......      1,971,250
     50,000   Limited, Inc. ...................      2,259,375
     76,650   May Department Stores Company ...      2,107,875
    120,000   Penney (J.C.) Company Inc. ......      1,657,500
     94,000   Ross Stores Inc. ................      1,950,500
                                                 -------------
                                                     9,946,500
                                                 -------------
     COMPUTER SYSTEMS - 3.6%
    150,000   Diebold Inc. ....................      4,331,250
     27,350   Hewlett-Packard Company .........      3,692,250
     12,000   International Business Machines
                Corporation ...................      1,339,500
                                                 -------------
                                                     9,363,000
                                                 -------------
     HEALTH CARE SERVICES - 3.0%
     30,600   Aetna, Inc. .....................      1,770,975
     58,000   Columbia/HCA Healthcare Corporation    1,649,375
    200,000   HEALTHSOUTH Corporation+ ........      1,612,500
     44,000   UnitedHealth Group Inc. .........      2,934,250
                                                 -------------
                                                     7,967,100
                                                 -------------
     COMPUTER SOFTWARE/SERVICES - 2.4%
     30,000   Autodesk, Inc. ..................      1,151,250
     93,000   Computer Associates International
                Inc. ..........................      5,190,562
                                                 -------------
                                                     6,341,812
                                                 -------------
     BASIC INDUSTRY - 2.1%
     46,000   Bemis Company, Inc.+ ............      1,693,375
     68,500   Engelhard Corporation ...........      1,203,031
    150,000   Republic Services Inc.+ .........      2,053,125
     38,400   Waste Management, Inc. ..........        609,600
                                                 -------------
                                                     5,559,131
                                                 -------------
     CAPITAL GOODS - 2.0%
     36,000   American Standard Companies Inc.+      1,476,000
    101,250   Crane Company ...................      2,721,094
     25,500   Grainger (W.W.) Inc. ............      1,106,062
                                                 -------------
                                                     5,303,156
                                                 -------------


                       See Notes to Financial Statements.

BOND & STOCK FUND

APRIL 30, 2000 (UNAUDITED)

     SHARES                                           VALUE
     ------                                           -----


 COMMON STOCKS (CONTINUED)
     UTILITIES/TELECOMMUNICATIONS - 2.0%
     25,600   Alltel Corporation ..............  $   1,705,600
     57,500   Sprint Corporation, FON Group ...      3,536,250
        704   Winstar Communications, Inc.+ ...         28,052
                                                 -------------
                                                     5,269,902
                                                 -------------
     INSURANCE - 2.0%
     86,200   Conseco Inc. ....................        468,713
     20,600   John Hancock Financial Services
                Inc.+ .........................        375,950
     87,500   MGIC Investment Corporation .....      4,183,594
     10,500   UnumProvident Corporation .......        178,500
                                                 -------------
                                                     5,206,757
                                                 -------------
     AEROSPACE/DEFENSE - 1.8%
     33,200   Boeing Company ..................      1,317,625
     45,000   General Dynamics Corporation ....      2,632,500
     40,000   Raytheon Company, Class B .......        887,500
                                                 -------------
                                                     4,837,625
                                                 -------------
     CONSUMER CYCLICALS - 1.8%
     58,500   Liz Claiborne Inc. ..............      2,709,281
    200,000   The Warnaco Group Inc. ..........      2,125,000
                                                 -------------
                                                     4,834,281
                                                 -------------
     MEDIA - 1.6%
     60,000   Harcourt General Inc. ...........      2,242,500
     35,000   Viacom Inc., Class A+ ...........      1,918,438
                                                 -------------
                                                     4,160,938
                                                 -------------
     ELECTRICAL EQUIPMENT - 1.0%
     42,850   Tektronix Inc. ..................      2,479,944
                                                 -------------
     BUSINESS SERVICES - 0.7%
     58,500   Dun & Bradstreet Corporation ....      1,762,312
                                                 -------------
     LODGING & RESTAURANTS - 0.7%
     60,000   Starwood Hotels & Resorts
                 Worldwide Inc. ...............      1,706,250
                                                 -------------
              Total Common Stocks
                  (Cost $129,565,246) .........    158,842,615
                                                 -------------
 CONVERTIBLE PREFERRED STOCKS - 7.8%
     50,000   Bank United Corporation, Conv. Pfd.,
                8.000% due 08/16/2004 .........      2,225,000
    115,000   Cendant Corporation, Series CD,
                Conv. Pfd.,
                1.300% due 02/16/2001 .........      2,415,000
     40,000   DECS Trust VI, Conv. Pfd.,
                6.250% due 11/15/2002 .........      2,130,000
      6,000   Global Crossing Holdings Ltd.,
                Conv. Pfd.,
                6.375% due 11/05/2004++ .......      1,231,500
     36,500   Loral Space & Communications, Ltd.,
                Series C, Conv. Pfd.,
                6.000% due 11/01/2006++ .......      1,140,625
     36,400   PSINet Inc., Conv. Pfd., Series C,
                6.750% due 05/05/2002 .........      1,747,200
     35,350   Qwest Trends Trust, Conv. Pfd.,
                5.750% due 11/17/2003++ .......      2,536,363

     SHARES                                           VALUE
     ------                                           -----
     11,200   TCI Pacific Communications Inc.,
                Conv. Pfd.,
                5.000% due 07/31/2006 .........  $   3,312,400
    100,000   Tribune Company, Conv. Pfd.,
                6.250% due 08/15/2001 .........      1,550,000
      1,890   Winstar Communications Inc.,
                Conv. Pfd.,
                7.250% due 06/22/2002++ .......      2,140,425
                                                 -------------
              Total Convertible Preferred Stocks
                (Cost $18,965,086) ............     20,428,513
                                                 -------------

    PRINCIPAL
     AMOUNT
    ---------
 FIXED INCOME SECURITIES - 30.1%
 CORPORATE BONDS AND NOTES - 16.2%
 $1,500,000   Aetna Services Inc.,
                Company Guarantee,
                7.625% due 08/15/2026                1,348,106
  1,250,000   American Home Products Corporation,
                Deb., 7.250% due 03/01/2023 ...      1,173,073
  2,000,000   Cendant Corporation, Note,
                7.750% due 12/01/2003 .........      1,972,384
  2,500,000   Citicorp, Sub. Note,
                7.200% due 06/15/2007 .........      2,426,955
  2,000,000   CNA Financial Corporation,
                Note,
                6.600% due 12/15/2008 .........      1,674,510
  1,000,000   Coastal Corporation, Note,
                9.625% due 05/15/2012 .........      1,116,168
              Conagra Inc., Sr. Note:
    750,000     9.750% due 03/01/2021 .........        824,178
  1,000,000     6.700% due 08/01/2027 .........        917,737
  1,000,000   Continental Corporation, Note,
                7.250% due 03/01/2003 .........        957,821
    500,000   Developers Diversified Realty,
                MTN, Sr. Note,
                6.580% due 02/06/2001 .........        494,335
              Federal National Mortgage
  2,000,000     Association: Deb.,
                8.250% due 12/18/2000 .........      2,023,248
  2,000,000     Note,
                6.000% due 05/15/2008 .........      1,841,780
  2,000,000   FHP International Corporation,
                Sr. Note,
                7.000% due 09/15/2003 .........      1,894,414
  1,250,000   First Nationwide Bank, Sub. Deb.,
                10.000% due 10/01/2006 ........      1,369,925
              Franchise Finance Corporation,
                Sr. Note:
  1,000,000     7.000% due 11/30/2000 .........        994,402
  1,000,000     7.875% due 11/30/2005 .........        956,474
  1,165,000   HEALTHSOUTH Corporation, Sr. Note,
                6.875% due 06/15/2005 .........        998,193
  2,000,000   Loral Corporation, Deb.,
                7.625% due 06/15/2025 .........      1,802,522
  1,000,000   Medpartners Inc., Sr. Note,
                7.375% due 10/01/2006 .........        815,000
  1,000,000   Mercantile Bank, Sub. Note,
                7.625% due 10/15/2002 .........        994,850
  2,500,000   Merrill Lynch & Company Inc.,
              Note,
              6.375% due 10/15/2008 ...........      2,268,603

                       See Notes to Financial Statements.

BOND & STOCK FUND

APRIL 30, 2000 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----


 FIXED INCOME SECURITIES (CONTINUED)
 CORPORATE BONDS AND NOTES (CONTINUED)
              Niagara Mohawk Power Corporation,
                Deb.:
$ 1,100,000     9.500% due 06/01/2000 .........  $   1,101,874
    961,000     8.770% due 01/01/2018 .........      1,008,240
  1,000,000   Price/Costco Inc., Sr. Note,
                7.125% due 06/15/2005 .........        979,280
  1,750,000   Raytheon Company, Deb.,
                7.200% due 08/15/2027 .........      1,481,664
    500,000   Summit Bancorp, Sub. Note,
                8.625% due 12/10/2002 .........        508,798
  1,500,000   Superior Financial Acquisition
                Corporation, Sr. Note,
                8.650% due 04/01/2003 .........      1,443,318
  1,000,000   Tenet Healthcare Corporation,
                Sr. Note,
                7.875% due 01/15/2003 .........        977,500
  2,000,000   Texas-New Mexico Power Company,
                Sr. Note,
                6.250% due 01/15/2009 .........      1,675,096
  2,000,000   Time Warner Inc., Deb.,
                9.150% due 02/01/2023 .........      2,170,918
  4,500,000   V2 Music Holdings Plc,
                Sr. Discount Note,
                Zero coupon to 04/15/2003;
                14.000% due 04/15/2008++ ......      1,327,500
  1,000,000   Westinghouse Electric Corporation,
                Deb.,
                7.875% due 09/01/2023 .........        986,396
                                                 -------------
              Total Corporate Bonds and Notes
                (Cost $45,404,909) ............     42,525,262
                                                 -------------

 U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   SECURITIES - 5.1%

     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 4.7%

              Government National Mortgage Association:
    206,505    10.000% due 08/15/2019 .........        219,908
  1,344,348     6.375% due 01/20/2023 .........      1,356,283
  1,873,886     6.500% due 01/15/2024 .........      1,757,231
  1,118,336     7.000% due 12/15/2025 .........      1,076,536
     99,357     6.000% due 01/15/2026 .........         90,359
    687,183     6.000% due 02/15/2026 .........        624,948
  1,064,942     6.500% due 03/15/2026 .........        998,646
    910,822     6.500% due 04/15/2026 .........        854,121
  1,384,875     6.500% due 04/15/2026 .........      1,298,662
  1,118,977     6.500% due 05/15/2026 .........      1,049,318
  1,118,498     7.000% due 03/15/2027 .........      1,076,692
  1,259,857     7.000% due 03/15/2028 .........      1,212,887
    768,126     6.500% due 04/15/2026 .........        720,308
                                                 -------------
              Total GNMAs (Cost $12,611,402) ..     12,335,899
                                                 -------------
     FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 0.4%

    992,233   #C29918, GOLD,
                6.500% due 08/01/2029 .........        927,363
                                                 -------------
              Total U.S. Government Agency Mortgage-
                Backed Securities
                (Cost $13,538,210) ............     13,263,262
                                                 -------------

 PRINCIPAL
   AMOUNT                                            VALUE
 ---------                                           -----
 CONVERTIBLE BONDS AND NOTES - 4.2%
$ 1,450,000   Chiquita Brands International Inc.,
                Conv. Note,
                7.000% due 03/28/2001++ .......  $   1,218,000
  1,080,000   CII Financial Inc., Conv. Note,
                7.500% due 09/15/2001 .........        753,300
  1,663,000   EXCITE@HOME, Conv. Sub. Note,
                4.750% due 12/15/2006++ .......      1,114,210
  4,000,000   Network Associates Inc.,
                Conv. Bond,
                Zero coupon due 02/13/2018 ....      1,430,000
  1,720,000   Orbital Sciences Corporation,
                Conv. Sub. Note,
                5.000% due 10/01/2002 .........      1,231,950
  1,750,000   Rockefeller Center Properties
                Trust, Conv. Deb.,
                Zero coupon due 12/31/2000 ....      1,478,750
  2,200,000   Veterinary Centers of America,
                Conv. Sub. Deb.,
                5.250% due 05/01/2006** .......      1,927,750
  2,000,000   Waste Management Inc., Conv. Deb.,
                4.000% due 02/01/2002 .........      1,790,000
                                                 -------------
              Total Convertible Bonds and Notes
                (Cost $12,008,842) ............     10,943,960
                                                 -------------
 U.S. TREASURY OBLIGATIONS - 3.4%
     U.S. TREASURY NOTES - 2.7%
  1,000,000   6.375% due 08/15/2002** .........        994,375
  5,000,000   6.500% due 10/15/2006** .........      4,992,190
  1,000,000   7.500% due 11/15/2016** .........      1,119,688
                                                 -------------
                                                     7,106,253
                                                 -------------
     U.S. TREASURY STRIP (PRINCIPAL ONLY) - 0.7%
  4,000,000   Zero coupon due 08/15/2012 ......      1,841,868
                                                 -------------
              Total U.S. Treasury Obligations
                (Cost $8,615,648) .............      8,948,121
                                                 -------------

 COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) - 1.2%
  1,250,000   Donaldson, Lufkin & Jenrette
                Acceptance Corporation,
                1993-M17 A2,
                7.350% due 12/18/2003 ..........     1,248,215
     56,234   Merrill Lynch Mortgage Investors Inc.,
                1988 PA,
                10.050% due 12/15/2008 ........         56,655
    354,477   Resolution Trust Corporation,
                1991-M2 A2,
                7.132% due 09/25/2020 .........        337,038
  1,460,376   Weyerhaeuser Mortgage Corporation,
                1982-C FHA Putable,
                7.430% due 06/01/2022 .........      1,449,077
                                                 -------------
              Total CMOs (Cost $3,001,930) ....      3,090,985
                                                 -------------
              Total Fixed Income Securities
                (Cost $82,569,539) ............     78,771,590
                                                 -------------
   SHARES
   ------
 WARRANT - 0.0%#
   (COST $45)
      4,500   V2 Music Holdings Plc,
                Expires 04/15/2008+,++ ........             45
                                                 -------------

                       See Notes to Financial Statements.

BOND & STOCK FUND

APRIL 30, 2000 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----

REPURCHASE AGREEMENT - 0.7%
   (COST $1,821,000)
$   1,821,000 Agreement with Goldman Sachs &
                Company, 5.640% dated 04/28/2000,
                to be repurchased at $1,821,856
                on 05/01/2000, collateralized by
                $1,567,139  U.S. Treasury Note,
                7.500% due 11/15/2024 (Market
                Value $1,865,283) .............    $  1,821,000
                                                   ------------
TOTAL INVESTMENTS (Cost $232,920,916*) ..   99.3%   259,863,763
OTHER ASSETS AND LIABILITIES (NET) ......    0.7      1,810,428
                                           -----   ------------
NET ASSETS ..............................  100.0%  $261,674,191
                                           =====   ============
======================

 * Aggregate cost for federal tax purposes.
** Securities on loan at April 30, 2000, which have an aggregate market value of
   $8,665,539, represent 3.3% of the total net assets of the Fund (Note 7).
 # Amount represents less than 0.1% of net assets.
 + Non-income producing security.
++ Security exempt from registration under Rule 144A of the Securities Act of
   1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
--------------------------------------------------------------------------------
                      GLOSSARY OF TERMS

    ADR    --  American Depositary Receipt
    FHA    --  Federal Housing Authority
    GOLD   --  Payments are on an accelerated 45-day payment cycle instead of
               75-day payment cycle
    MTN    --  Medium Term Note
    STRIP  --  Separate trading of registered interest and principal securities
--------------------------------------------------------------------------------


                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

GROWTH & INCOME FUND

APRIL 30, 2000 (UNAUDITED)

    SHARES                                            VALUE
    ------                                            -----


 COMMON STOCKS - 98.9%
    BANKS/SAVINGS & LOANS - 11.3%
    800,000   Bank of America Corporation ..  $     39,200,000
    229,900   Chase Manhattan Corporation ..        16,567,169
    604,048   Citigroup Inc. ...............        35,903,103
    700,000   First Union Corporation ......        22,312,500
    520,000   Mellon Financial Corporation .        16,705,000
  1,050,462   Wells Fargo & Company ........        43,134,596
                                                 -------------
                                                   173,822,368
                                                 -------------
     HEALTH CARE PRODUCTS - 9.9%
    224,200   Abbott Laboratories ..........         8,617,688
    285,000   American Home Products Corporation    16,013,438
    300,000   Bristol-Meyers Squibb Company         15,731,250
    610,000   Cardinal Health Inc. .........        33,588,125
    193,800   Johnson & Johnson ............        15,988,500
    196,400   Merck & Company Inc. .........        13,649,800
  1,300,000   Mylan Laboratories Inc. ......        36,887,500
    275,000   Pfizer Inc. ..................        11,584,375
                                                 -------------
                                                   152,060,676
                                                 -------------
     COMPUTER SOFTWARE/SERVICES - 9.9%
    250,000   Adobe Systems Inc. ...........        30,234,375
    744,000   BMC Software Inc.+ ...........        34,828,500
    430,000   Computer Associates International
                Inc. .......................        23,999,375
    286,000   First Data Corporation .......        13,924,625
    352,000   Microsoft Corporation+ .......        24,552,000
    300,000   Oracle Corporation+ ..........        23,981,250
                                                 -------------
                                                   151,520,125
                                                 -------------
     CONSUMER STAPLES - 8.7%
    738,000   Avon Products Inc. ...........        30,627,000
    324,000   Kimberly-Clark Corporation ...        18,812,250
  2,400,000   Kroger Company+ ..............        44,550,000
    483,000   PepsiCo Inc. .................        17,720,062
    200,000   Procter & Gamble Company .....        11,925,000
    706,600   Sara Lee Corporation .........        10,599,000
                                                 -------------
                                                   134,233,312
                                                 -------------
     COMPUTER SYSTEMS - 8.5%
    320,000   Cisco Systems Inc.+ ..........        22,185,000
    750,000   Compaq Computer Corporation ..        21,937,500
    255,000   EMC Corporation+ .............        35,429,062
    210,000   Hewlett-Packard Company ......        28,350,000
    200,000   International Business Machines
                Corporation ................        22,325,000
                                                 -------------
                                                   130,226,562
                                                 -------------
     OIL & GAS - 6.6%
    116,000   BP Amoco Plc, Sponsored ADR ..         5,916,000
    312,576   Exxon Mobil Corporation ......        24,283,248
    674,000   Halliburton Company ..........        29,782,375

    SHARES                                            VALUE
    ------                                            -----

    229,900   Royal Dutch Petroleum Company      $  13,190,513
    558,300   Tosco Corporation ............        17,900,494
    330,000   Unocal Corporation ...........        10,663,125
                                                  ------------
                                                   101,735,755
                                                  ------------
     UTILITIES/TELECOMMUNICATIONS - 6.2%
    535,000   AT&T Corporation .............        24,977,813
    303,800   Comcast Corporation, SpeciaL
                Class A ....................        12,170,988
    397,500   MCI Worldcom+ ................        18,061,406
    350,000   SBC Communications Inc. ......        15,334,375
    408,800   Sprint Corporation, FON Group+        25,141,200
                                                 -------------
                                                    95,685,782
                                                 -------------
     MEDIA - 5.1%
    601,000   AT&T Corporation-Liberty Media
                Group, Class A+ ............        30,012,438
    348,600   News Corporation Ltd.,
                Sponsored ADR ..............        15,338,400
    218,000   Viacom Inc., Class A+ ........        11,949,125
    500,000   Walt Disney Company ..........        21,656,250
                                                 -------------
                                                    78,956,213
                                                 -------------
     AEROSPACE/DEFENSE - 4.4%
    925,000   Boeing Company ...............        36,710,937
    243,000   Honeywell International Inc...        13,608,000
    812,000   Raytheon Company, Class B ....        18,016,250
                                                 -------------
                                                    68,335,187
                                                 -------------
     CAPITAL GOODS - 3.7%
  1,250,000   Tyco International Ltd. ......        57,421,875
                                                 -------------
     HEALTH CARE SERVICES - 3.5%
    496,000   Aetna Inc. ...................        28,706,000
    500,000   PacifiCare Health Systems Inc.+       25,718,750
                                                 -------------
                                                    54,424,750
                                                 -------------
     INSURANCE - 3.4%
    600,000   Allstate Corporation .........        14,175,000
    300,000   American International Group Inc.     32,906,250
    645,154   Conseco Inc. .................         3,508,025
     88,000   Liberty Financial Companies Inc.       1,650,000
                                                 -------------
                                                    52,239,275
                                                 -------------
     FINANCIAL SERVICES - 3.1%
    625,000   Freddie Mac ..................        28,710,937
     95,000   Merrill Lynch & Company Inc...         9,684,062
    100,000   Providian Financial Corporation        8,806,250
                                                 -------------
                                                    47,201,249
                                                 -------------
     RETAIL SALES - 3.0%
    555,000   Intimate Brands Inc. .........        21,367,500
    246,000   Target Corporation ...........        16,374,375
    158,000   Wal-Mart Stores Inc. .........         8,749,250
                                                 -------------
                                                    46,491,125
                                                 -------------

                       See Notes to Financial Statements.

GROWTH & INCOME FUND

APRIL 30, 2000 (UNAUDITED)

     SHARES                                           VALUE
     ------                                           -----

COMMON STOCKS (CONTINUED)
     ELECTRONICS/SEMICONDUCTORS - 2.4%
    286,600   Intel Corporation ............     $  36,344,462
                                                 -------------
     ELECTRICAL EQUIPMENT - 1.9%
     77,525   Emerson Electric Company .....         4,254,184
    157,900   General Electric Company .....        24,829,775
                                                 -------------
                                                    29,083,959
                                                 -------------
     CONSUMER DURABLES - 1.7%
    720,000   Federal-Mogul Corporation ....         9,765,000
  1,360,000   Mattel Inc. ..................        16,660,000
                                                 -------------
                                                    26,425,000
                                                 -------------
     UTILITIES/GAS & ELECTRIC - 1.5%
    338,000   Enron Corporation ............        23,554,375
                                                 -------------
     COMMUNICATION EQUIPMENT - 1.1%
    275,000   Lucent Technologies Inc. .....        17,101,563
                                                 -------------
     LODGING & RESTAURANTS - 1.1%
    176,200   Sunburst Hospitality Corporation+        858,975
    475,000   Tricon Global Restaurants Inc.+       16,209,375
                                                 -------------
                                                    17,068,350
                                                 -------------
     BASIC INDUSTRY - 0.8%
    723,365   Waste Management Inc. ........        11,483,419
                                                 -------------
     BUSINESS SERVICES - 0.7%
    331,100   Dun & Bradstreet Corporation .         9,974,387
                                                 -------------
     TRANSPORTATION - 0.4%
    136,000   Expeditors International of
                Washington Inc. ............         5,814,000
                                                 -------------
              Total Common Stocks
                (Cost $1,160,869,930) ......     1,521,203,769
                                                 -------------

 PRINCIPAL
  AMOUNT                                             VALUE
 ---------                                           -----
REPURCHASE AGREEMENT - 0.6%
   (COST $10,266,000)

$10,266,000   Agreement with Goldman Sachs &
                Company, 5.640% dated 04/28/2000,
                to be repurchased at $10,270,825 on
                05/01/2000, collateralized by
                $8,834,845 U.S. Treasury Note,
                7.500% due 11/15/2024 (Market
                Value $10,515,650) .........       $  10,266,000
                                                   -------------
TOTAL INVESTMENTS (Cost $1,171,135,930*)   99.5%   1,531,469,769
OTHER ASSETS AND LIABILITIES (NET) ...      0.5        7,102,249
                                          -----    -------------
NET ASSETS ...........................    100.0%  $1,538,572,018
                                          =====   ==============
----------------------

 * Aggregate cost for federal tax purposes.
** Securities on loan at April 30, 2000, which have an aggregate market value of
   $17,096,925, represent 1.1% of the total net assets of the Fund (Note 7).
 + Non-income producing security.

------------------------------------------------
                GLOSSARY OF TERMS

    ADR  --  American Depositary Receipt
------------------------------------------------

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

GROWTH FUND OF THE NORTHWEST

APRIL 30, 2000 (UNAUDITED)

     SHARES                                            VALUE
     ------                                            -----

COMMON STOCKS - 94.8%
     BANKS/SAVINGS & LOANS - 11.1%
    348,450   Bank of America Corporation ...      $17,074,050
    443,205   First Savings Bank of Washington
                Bancorp Inc. ................        6,648,075
     27,947   Horizon Financial Corporation            255,016
    104,850   Interwest Bancorp Inc. ........        1,677,600
    409,700   KeyCorp .......................        7,579,450
    122,100   Sterling Financial Corporation +       1,297,312
    583,668   U.S. Bancorp ..................       11,855,756
    768,326   Washington Federal Inc. .......       13,397,685
    279,300   Wells Fargo & Company .........       11,468,756
                                                 -------------
                                                    71,253,700
                                                 -------------
     HEALTH CARE PRODUCTS - 9.8%
    535,400   Corixa Corporation+ ...........       16,463,550
    511,700   Epitope Inc.+ .................        4,477,375
    267,670   ICOS Corporation+ .............       10,773,718
    115,890   Immunex Corporation+ ..........        4,563,169
    511,200   NeoRx Corporation+ ............        7,540,200
    574,163   SonoSite Inc.+ ................       18,911,494
                                                 -------------
                                                    62,729,506
                                                 -------------
     ELECTRONICS/SEMICONDUCTORS - 8.0%
     72,420   Credence Systems Corporation+         10,337,955
     47,350   Intel Corporation .............        6,004,572
    228,040   Lattice Semiconductor Corporation+    15,364,195
     68,280   Micron Technology Inc.+ .......        9,507,990
    469,800   Semitool, Inc.+ ...............        9,418,022
      7,570   TriQuint Semiconductor Inc.+ ..          778,291
                                                 -------------
                                                    51,411,025
                                                 -------------
     ELECTRICAL EQUIPMENT - 7.8%
    165,730   Electro Scientific Industries
                Inc.+ .......................       10,451,348
    994,625   FEI Company+ ..................       22,503,391
    491,850   Flir Systems Inc.+ ............        3,627,394
    218,435   Microvision Inc.+,** ..........        7,222,007
    113,580   Tektronix Inc. ................        6,573,443
                                                 -------------
                                                    50,377,583
                                                 -------------
     CONSUMER CYCLICALS - 7.1%
  1,058,725   Building Materials Holding
                Corporation+ ................       10,587,250
    178,900   Columbia Sportswear Company+ ..        5,199,281
    942,200   Cutter & Buck Inc.+ ...........       11,483,062
  1,310,480   K2 Inc. .......................        9,337,170
    211,710   Nike Inc., Class B ............        9,196,153
                                                 -------------
                                                    45,802,916
                                                 -------------
     COMPUTER SOFTWARE/SERVICES - 7.0%
     60,630   Adobe Systems Inc. ............        7,332,441
    696,500   ARIS Corporation+ .............        5,093,156
     69,700   BSQUARE Corporation + .........        1,219,750

     SHARES                                            VALUE
     ------                                            -----

    171,850   Click2Learn.com Inc.+ .........     $  1,632,575
     70,200   F5 Networks Inc.+ .............        3,277,462
    645,940   Mentor Graphics Corporation+ ..        8,477,962
    209,139   Microsoft Corporation+ ........       14,587,445
    149,700   ONYX Software Corporation+ ....        3,190,481
                                                 -------------
                                                    44,811,272
                                                 -------------
     COMPUTER SYSTEMS - 6.3%
    312,700   Apex Inc.+ ....................        9,244,194
    530,930   In Focus Systems Inc.+ ........       15,894,717
    375,442   RadiSys Corporation + .........       15,533,913
                                                 -------------
                                                    40,672,824
                                                 -------------
     BASIC INDUSTRY - 6.0%
    124,133   Boise Cascade Corporation .....        4,042,081
  1,024,700   Louisiana-Pacific Corporation .       13,705,362
  1,157,430   Oregon Steel Mills Inc. .......        3,544,629
    413,680   Schnitzer Steel Industries Inc.,
                Class A .....................        6,722,300
    110,200   Weyerhaeuser Company ..........        5,888,812
    121,600   Willamette Industries Inc. ....        4,643,600
                                                 -------------
                                                    38,546,784
                                                 -------------
     HEALTH CARE SERVICES - 4.3%
  1,663,960   Foundation Health Systems Inc.,
                Class A+ ....................       16,743,598
    218,500   PacifiCare Health Systems Inc.,
                Class B+ ....................       11,239,094
                                                 -------------
                                                    27,982,692
                                                 -------------
     TRANSPORTATION - 4.3%
    399,050   Airborne Freight Corporation ..        8,554,634
    273,810   Alaska Air Group Inc.+ ........        7,872,038
    265,460   Expeditors International of
                Washington Inc. .............       11,348,415
                                                 -------------
                                                    27,775,087
                                                 -------------
     CONSUMER STAPLES - 4.0%
    328,600   Albertson's Inc. ..............       10,700,038
    797,424   Kroger Company+ ...............       14,802,183
                                                 -------------
                                                    25,502,221
                                                 -------------
     AEROSPACE/DEFENSE - 3.5%
    384,664   Boeing Company ................       15,266,352
    179,825   Precision Castparts Corporation        7,507,694
                                                 -------------
                                                    22,774,046
                                                 -------------
     RETAIL SALES - 3.0%
    186,540   Costco Wholesale Corporation+ .       10,084,819
    923,300   Hollywood Entertainment
                Corporation+ ................        6,463,100
    110,200   Nordstrom, Inc. ...............        3,064,938
                                                 -------------
                                                    19,612,857
                                                 -------------


                       See Notes to Financial Statements.

GROWTH FUND OF THE NORTHWEST

APRIL 30, 2000 (UNAUDITED)


    SHARES                                            VALUE
    ------                                            -----

COMMON STOCKS (CONTINUED)
     CAPITAL GOODS - 2.5%
    991,700   Greenbrier Companies Inc. .....    $   7,561,712
    178,850   PACCAR Inc. ...................        8,506,553
                                                 -------------
                                                    16,068,265
                                                 -------------
     MEDIA - 2.3%
    838,700   Bowne & Company Inc. ..........        9,645,050
    175,900   Getty Images, Inc.+ ...........        5,342,963
                                                 -------------
                                                    14,988,013
                                                 -------------
     LODGING & RESTAURANTS - 1.9%
    122,540   Starbucks Corporation+ ........        3,704,920
  1,182,085   WestCoast Hospitality Corporation+     8,570,116
                                                 -------------
                                                    12,275,036
                                                 -------------
     CONSUMER DURABLES - 1.9%
    728,812   Monaco Coach Corporation+ .....       11,934,296
                                                 -------------
     INSURANCE - 1.5%
     90,290   SAFECO Corporation ............        1,997,666
    271,615   StanCorp Financial Group Inc. .        7,910,787
                                                 -------------
                                                     9,908,453
                                                -------------
     REAL ESTATE INVESTMENT TRUSTS - 1.3%
    244,815   Pacific Gulf Properties Inc. ..        5,263,523
    110,680   Shurgard Storage Centers Inc.,
                Class A .....................        2,898,433
                                                 -------------
                                                     8,161,956
                                                 -------------
     UTILITIES/TELECOMMUNICATIONS - 1.2%
    202,200   General Communication Inc.,
                Class A+ ....................        1,011,000
    107,650   GST Telecommunications Inc.+ ..          363,319
    506,795   Metro One Telecommunications Inc.+     6,081,540
                                                 -------------
                                                     7,455,859
                                                 -------------
              Total Common Stocks
                (Cost $401,409,296) ........       610,044,391
                                                 -------------

 PRINCIPAL
  AMOUNT                                              VALUE
 ---------                                            -----
REPURCHASE AGREEMENT - 6.1%
   (COST $39,213,000)
$39,213,000   Agreement with Goldman Sachs &
                Company, 5.640% dated 04/28/2000,
                to be repurchased at $39,231,430
                on 05/01/2000, collateralized
                by 33,746,421 U.S. Treasury Note,
                7.500% due 11/15/2024 (Market Value
                of $40,166,585) ...............     $ 39,213,000
                                                   -------------
TOTAL INVESTMENTS (Cost $440,622,296*) .   100.9%    649,257,391
OTHER ASSETS AND LIABILITIES (NET) .....    (0.9)     (5,939,306)
                                           -----   -------------
NET ASSETS .............................   100.0%   $643,318,085
                                           =====   =============
----------------------

  * Aggregate cost for federal tax purposes.
 ** Securities on loan at April 30, 2000, which have an aggregate market value of
    $5,438,991, represent 0.8% of the total net assets of the Fund (Note 7).
  + Non-income producing security.


                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

GROWTH FUND

APRIL 30, 2000 (UNAUDITED)

    SHARES                                            VALUE
    ------                                            -----

 COMMON STOCKS - 88.5%
     UTILITIES/TELECOMMUNICATIONS - 30.0%
  2,154,000   China Telecom (Hong Kong), Ltd.+   $  15,555,192
    473,415   Comcast Corporation, Class A ...      18,966,188
    207,555   Cox Communications Inc., Class A+      8,885,948
     21,940   E-Tek Dynamics Inc.+ ...........       4,492,215
     90,691   Ericsson LM, B Shares ..........       8,062,546
    263,585   Ericsson LM, B Shares,
                Sponsored ADR+ ...............      23,310,798
    243,445   Level 3 Communications Inc.+ ...      21,666,605
     70,205   Nextel Communications Inc.,
                Class A+,** ..................       7,683,060
  2,641,708   Nokia Corporation, Class A,
                Sponsored ADR ................     150,247,143
    114,973   NTL Inc.+ ......................       8,795,439
        355   NTT DoCoMo Inc.+ ...............      11,865,654
    212,330   QUALCOMM Inc.+ .................      23,024,534
    316,070   Sprint Corporation, PCS Group+ .      17,383,850
    525,505   Telefonica S.A. ................      11,694,992
    316,990   Telefonos de Mexico S.A.,
                Class L, Sponsored ADR .......      18,642,974
  5,766,259   Vodafone AirTouch Plc ..........      26,438,704
     22,885   Vodafone AirTouch Plc,
                Sponsored ADR ................       1,075,595
    116,275   VoiceStream Wireless Corporation+     11,511,225
    171,640   Winstar Communications Inc.+ ...       6,844,145
                                                 -------------
                                                   396,146,807
                                                 -------------
     COMPUTER SOFTWARE/SERVICES - 19.2%
    591,740   Amazon.com Inc.+ ...............      32,656,651
    223,555   DoubleClick Inc.+ ..............      16,962,236
     83,545   eBay Inc.+ .....................      13,299,320
    333,455   Electronic Arts Inc.+ ..........      20,174,027
    125,545   Exodus Communications Inc.+ ....      11,102,886
     61,090   GoTo.com Inc.+ .................       2,084,696
     51,225   Healtheon/WebMD Corporation+ ...       1,078,927
    285,455   i2 Technologies Inc.+ ..........      36,895,059
    108,180   InfoSpace Inc.+ ................       7,768,676
     50,855   Inktomi Corporation+ ...........       7,828,492
     17,680   Internet Capital Group Inc.+,**          749,190
    123,960   Lycos Inc.+ ....................       5,764,140
    229,976   MarchFirst Inc.+ ...............       4,901,363
    141,325   Microsoft Corporation+ .........       9,857,419
     67,855   NetZero Inc.+ ..................         818,501
    143,085   Phone.com Inc.+ ................      12,019,140
    200,570   Priceline.com Inc.+ ............      12,686,052
      9,995   RealNetworks Inc.+ .............         476,012
    159,940   Software.com Inc.+ .............      12,935,147
     52,500   Ticketmaster Online-CitySearch Inc.,
                Class B+ .....................       1,050,000
    157,925   Verio Inc.+ ....................       5,932,058
     93,580   VeriSign Inc.+ .................      13,042,712
     96,573   VERITAS Software Corporation+,**      10,358,963
    253,560   Vignette Corporation+ ..........      12,218,423
                                                 -------------
                                                   252,660,090
                                                 -------------

    SHARES                                            VALUE
    ------                                            -----
     MEDIA - 12.1%
  1,091,132   AT&T Corporation-Liberty
                Media Group, Class A+ ........   $  54,488,404
    176,320   Cablevision Systems Corporation,
                Class A+ .....................      11,934,660
    455,475   Charter Communications Inc.,
                Class A+ .....................       6,689,789
    276,101   Infinity Broadcasting Corporation,
                Class A+ .....................       9,370,178
     66,200   Lamar Advertising Company+ .....       2,916,938
     34,670   Liberty Digital Inc., Class A+ .       1,109,440
    575,355   Time Warner Inc.** .............      51,745,990
    178,530   TMP Worldwide Inc.+ ............      11,671,399
    173,510   UnitedGlobalCom Inc., Class A+ .       9,217,719
                                                 -------------
                                                   159,144,517
                                                 -------------
     COMPUTER SYSTEMS - 6.2%
    199,085   3Com Corporation+ ..............       7,851,415
    371,790   ASM Lithography Holding NV+ ....      14,871,600
    416,568   Cisco Systems Inc.+ ............      28,879,878
    215,260   EMC Corporation+ ...............      29,907,686
                                                 -------------
                                                    81,510,579
                                                 -------------
     OIL & GAS - 5.2%
    986,180   Enron Corporation** ............      68,724,419
                                                 -------------
     ELECTRONICS/SEMICONDUCTORS - 4.6%
    173,640   Analog Devices Inc.+ ...........      13,337,723
     59,430   JDS Uniphase Corporation+ ......       6,162,148
     83,290   Maxim Integrated Products Inc.+        5,398,233
     62,800   Sony Corporation ...............       7,215,851
     62,800   Sony Corporation New + .........       7,268,182
    130,925   Texas Instruments Inc. .........      21,324,409
                                                 -------------
                                                    60,706,546
                                                 -------------
     HEALTH CARE PRODUCTS - 2.8%
    544,022   Medtronic Inc. .................      28,255,143
     67,910   MiniMed Inc.+ ..................       8,348,686
                                                 -------------
                                                    36,603,829
                                                 -------------
     FINANCIAL SERVICES - 1.8%
     91,280   American Express Company .......      13,697,705
    498,230   E*TRADE Group Inc.+ ............      10,711,945
                                                 -------------
                                                    24,409,650
                                                 -------------
     BANKS/SAVINGS & LOANS - 1.8%
    239,285   Fifth Third Bancorp ............      15,104,866
    365,519   Firstar Corporation ............       9,092,285
                                                 -------------
                                                    24,197,151
                                                 -------------
     CAPITAL GOODS - 1.7%
    219,600   Applied Materials Inc.+ ........      22,358,025
                                                 -------------


                       See Notes to Financial Statements.

GROWTH FUND

APRIL 30, 2000 (UNAUDITED)

    SHARES                                            VALUE
    ------                                            -----

 COMMON STOCKS (CONTINUED)
     TECHNOLOGY - 1.2%
    145,445   iGATE Capital Corporation+ .....  $    4,363,350
    202,745   PE Biosystems Group ............      12,164,700
                                                 -------------
                                                    16,528,050
                                                 -------------
     RETAIL SALES - 1.0%
    233,515   Home Depot Inc. ................      13,091,435
                                                 -------------
     BUSINESS SERVICES - 0.9%
    145,875   Sapient Corporation+ ...........      11,551,477
                                                 -------------
              Total Common Stocks
                (Cost $801,715,440) ..........   1,167,632,575
                                                 -------------

  PRINCIPAL
   AMOUNT
  ---------

 U.S. GOVERNMENT AGENCY DISCOUNT NOTES - 9.4%
     FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 5.3%
$30,000,000   5.890% due 05/19/2000++ ........   $  29,911,650
 20,000,000   5.220% due 06/02/2000++ ........      19,894,756
 20,000,000   5.220% due 06/08/2000++ ........      19,875,867
                                                 -------------
              Total FHLMCs (Cost $69,682,273)       69,682,273
                                                 -------------
     FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 2.6%
 20,000,000   6.000% due 06/22/2000++ ........      19,827,244
 15,000,000   5.990% due 07/18/2000++ ........      14,799,750
                                                 -------------
              Total FNMAs (Cost $34,632,569) .      34,626,994
                                                 -------------
     FEDERAL HOME LOAN BANK (FHLB) - 1.5%
 20,000,000   5.950% due 08/01/2000++ ........      19,680,400
                                                 -------------
              Total FHLB (Cost $19,705,404) ..      19,680,400
                                                 -------------
              Total U.S. Government Agency
                Discount Notes
                (Cost $124,020,246) ..........     123,989,667
                                                 -------------

 COMMERCIAL PAPER - 1.7%
   (COST $21,800,000)
 21,800,000   Associates Corporation,
                5.990% due 05/01/2000 ........      21,800,000
                                                 -------------
TOTAL INVESTMENTS (Cost $947,535,686*) .  99.6%  1,313,422,242
OTHER ASSETS AND LIABILITIES (NET) .....   0.4       5,306,403
                                          ----  --------------
NET ASSETS ............................. 100.0% $1,318,728,645
                                         =====  ==============
----------------------

  * Aggregate cost for federal tax purposes.
 ** Securities on loan at April 30, 2000, which have an aggregate market value of
    $39,649,643, represent 3.0% of the total net assets of the Fund (Note 7).
  + Non-income producing security.
 ++ Rate represents annualized yield at date of purchase.


                        SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
                       U. S. FORWARD FOREIGN CURRENCY CONTRACTS TO BUY

                           CONTRACTS TO RECEIVE
                 ----------------------------------------
                                                                    NET
                                                   IN           UNREALIZED
 EXPIRATION        LOCAL          VALUE IN      EXCHANGE       (DEPRECIATION)
    DATE         CURRENCY          U.S. $      FOR U.S. $      OF CONTRACTS
 ----------    --------------    ----------    ----------      --------------
06/09/2000     EMU 52,000,000    47,415,409    50,169,182      $(2,753,773)
09/08/2000     EMU  4,300,000     3,945,656     4,162,062         (216,406)
                                                               -----------
                                                               $(2,970,179)
                                                               -----------

                      U. S. FORWARD FOREIGN CURRENCY CONTRACTS TO SELL

                             CONTRACTS TO DELIVER
                 ----------------------------------------
                                                                  NET
                                                   IN          UNREALIZED
 EXPIRATION        LOCAL           VALUE IN     EXCHANGE      APPRECIATION
    DATE         CURRENCY            U.S. $    FOR U.S. $     OF CONTRACTS
 ----------    --------------    ----------    ----------      --------------
06/09/2000     EMU  65,000,000   59,269,262    67,260,430      $ 7,991,168
09/08/2000     EMU  50,500,000   46,338,515    48,798,445        2,459,930
09/08/2000     JPY 683,000,000    6,480,926     6,696,933          216,007
09/14/2000     JPY 170,000,000    1,614,961     1,626,700           11,739
09/22/2000     EMU 209,800,000   29,083,864    30,519,274        1,435,410
10/05/2000     EMU   5,400,000    4,964,441     5,189,400          224,959
10/05/2000     JPY 390,000,000    3,719,730     3,853,755          134,025
                                                               -----------
                                                               $12,473,238
                                                               -----------
Net Unrealized Appreciation of Forward Foreign
   Currency Contracts ...................................      $ 9,503,059
                                                               ===========

-------------------------------------------------
                   GLOSSARY OF TERMS

    ADR  --  American Depositary Receipt
    EMU  --  European Monetary Unit
    JPY  --  Japanese Yen
-------------------------------------------------

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

MID CAP STOCK FUND

APRIL 30, 2000 (UNAUDITED)

    SHARES                                             VALUE
    ------                                             -----


 COMMON STOCKS - 96.2%
     COMPUTER SOFTWARE/SERVICES - 11.6%
     85,000   Acxiom Corporation+ ...........    $   2,295,000
     56,000   BMC Software Inc.+ ............        2,621,500
    176,000   PeopleSoft Inc.+ ..............        2,453,000
    127,000   Sykes Enterprises Inc.+ .......        2,540,000
     57,000   Synopsys Inc.+ ................        2,394,000
    116,000   Systems & Computer Technology
                Corporation+ ................        2,733,250
                                                 -------------
                                                    15,036,750
                                                 -------------
     HEALTH CARE SERVICES - 10.5%
     42,000   Aetna Inc. ....................        2,430,750
    271,000   Covance Inc.+ .................        2,489,812
     53,000   Express Scripts Inc., Class A+         1,894,750
    281,000   Foundation Health Systems Inc.,
                Class A+ ....................        2,827,563
     86,000   IMS Health Inc. ...............        1,467,375
     47,000   PacifiCare Health Systems Inc.+        2,417,563
                                                 -------------
                                                    13,527,813
                                                 -------------
     HEALTH CARE PRODUCTS - 8.6%
     61,000   ALZA Corporation+ .............        2,687,812
    154,000   AmeriSource Health Corporation,
                Class A+ ....................        3,080,000
    105,000   ICN Pharmaceuticals Inc. ......        2,644,688
     93,000   Mylan Laboratories Inc. .......        2,638,875
                                                 -------------
                                                    11,051,375
                                                 -------------
     BANKS/SAVINGS & LOANS - 8.0%
     88,000   Bank United Corporation, Class A       2,920,500
    128,000   Charter One Financial Inc. ....        2,600,000
     54,000   Comerica Inc. .................        2,288,250
    108,000   TCF Financial Corporation .....        2,524,500
                                                 -------------
                                                    10,333,250
                                                 -------------
     CONSUMER STAPLES - 7.5%
     81,000   Avon Products Inc. ............        3,361,500
     35,000   Beringer Wine Estates Holding Inc.,
                Class B+ ....................        1,264,375
     63,000   Hershey Foods Corporation .....        2,858,625
     56,000   Suiza Foods Corporation+ ......        2,180,500
                                                 -------------
                                                     9,665,000
                                                 -------------
     BASIC INDUSTRY - 6.3%
    139,000   Federal Signal Corporation ....        2,823,437
    203,000   Republic Services Inc.+ .......        2,778,562
     72,000   Teleflex Inc. .................        2,488,500
                                                 -------------
                                                     8,090,499
                                                 -------------
    SHARES                                             VALUE
    ------                                             -----
     ELECTRONICS/SEMICONDUCTORS - 5.9%
     69,000   Arrow Electronics Inc.+ .......    $   3,023,062
     34,000   Microchip Technology Inc.+ ....        2,110,125
    148,000   Sensormatic Electronics
                Corporation+ ................        2,469,750
                                                 -------------
                                                     7,602,937
                                                 -------------
     FINANCIAL SERVICES - 5.1%
     55,000   A.G. Edwards Inc. .............        2,069,375
     45,000   Ambac Financial Group Inc. ....        2,160,000
     27,000   Providian Financial Corporation        2,377,687
                                                 -------------
                                                     6,607,062
                                                 -------------
     OIL & GAS - 4.9%
     67,000   Baker Hughes Inc. .............        2,131,438
     81,000   Ocean Energy Inc.+ ............        1,047,938
     32,000   Tosco Corporation .............        1,026,000
     65,000   Unocal Corporation ............        2,100,313
                                                 -------------
                                                     6,305,689
                                                 -------------
    UTILITIES/TELECOMMUNICATIONS - 3.9%
    103,000   Comsat Corporation ............        2,517,063
     41,000   United States Cellular Corporation+    2,462,563
                                                 -------------
                                                     4,979,626
                                                 -------------
     CONSUMER DURABLES - 3.4%
    127,000   Federal-Mogul Corporation .....        1,722,437
    214,000   Mattel Inc. ...................        2,621,500
                                                 -------------
                                                     4,343,937
                                                 -------------
     CONSUMER CYCLICALS - 3.3%
     53,000   Jones Apparel Group Inc.+ .....        1,573,437
     61,000   Nike Inc., Class B ............        2,649,687
                                                 -------------
                                                     4,223,124
                                                 -------------
     RETAIL SALES - 3.0%
     53,000   Intimate Brands Inc. ..........        2,040,500
    137,000   Penney (J.C.) Company Inc. ....        1,892,313
                                                 -------------
                                                     3,932,813
                                                 -------------
     LODGING & RESTAURANTS - 2.9%
     36,000   Papa John's International Inc.+          990,000
     80,000   Tricon Global Restaurants Inc.+        2,730,000
                                                 -------------
                                                     3,720,000
                                                 -------------
     CAPITAL GOODS - 2.1%
     56,000   CommScope Inc.+ ...............        2,660,000
                                                 -------------
     COMPUTER SYSTEMS - 2.0%
     50,000   Electronics for Imaging Inc.+          2,612,500
                                                 -------------


                       See Notes to Financial Statements.

MID CAP STOCK FUND

APRIL 30, 2000 (UNAUDITED)

    SHARES                                            VALUE
    ------                                            -----


 COMMON STOCKS (CONTINUED)
     AEROSPACE/DEFENSE - 1.9%
     58,000   Litton Industries Inc.+ .......    $   2,519,375
                                                 -------------
     BUSINESS SERVICES - 1.8%
    102,000   ACNielsen Corporation+ ........        2,352,375
                                                 -------------
     INSURANCE - 1.8%
     48,000   The PMI Group Inc. ............        2,325,000
                                                 -------------
     MEDIA - 1.7%
     54,000   Houghton Mifflin Company ......        2,244,375
                                                 -------------
              Total Common Stocks
                (Cost $111,555,758) .........      124,133,500
                                                 -------------

  PRINCIPAL
   AMOUNT                                             VALUE
  ---------                                           -----

REPURCHASE AGREEMENT - 6.9%
   (COST $8,913,000)
$   8,913,000 Agreement with Goldman Sachs &
                Company, 5.640% dated 04/28/2000,
                to be repurchased at $8,917,189 on
                05/01/2000, collateralized by
                $7,670,463  U.S. Treasury Note,
                7.500% due 11/15/2024 (Market
                Value $9,129,747) ...........     $  8,913,000
                                                  ------------
TOTAL INVESTMENTS (Cost $120,468,758*) ..  103.1%  133,046,500
OTHER ASSETS AND LIABILITIES (NET) ......   (3.1)   (3,970,626)
                                           -----  ------------
NET ASSETS ..............................  100.0% $129,075,874
                                           =====  ------------
=====================

* Aggregate cost for federal tax purposes.
+ Non-income producing security.

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

SMALL CAP STOCK FUND

APRIL 30, 2000 (UNAUDITED)

    SHARES                                             VALUE
    ------                                             -----

 COMMON STOCKS - 97.7%
     COMPUTER SOFTWARE/SERVICES - 23.6%
    746,450   ARIS Corporation+ .............     $  5,458,416
    330,900   AVT Corporation+ ..............        3,660,581
    233,400   BSQUARE Corporation+ ..........        4,084,500
    658,150   Carreker-Antinori Inc.+ .......        7,239,650
     19,000   Check Point Software Technologies
                Inc.+ .......................        3,287,000
    575,325   Click2Learn.com Inc.+,** ......        5,465,587
    368,150   Harbinger Corporation+ ........        6,948,831
     40,600   HNC Software Inc.+ ............        2,009,700
    293,000   Intraware Inc.+ ...............        4,688,000
    372,550   Made2Manage Systems Inc.+ .....        2,933,831
    153,400   Mission Critical Software Inc.+        5,522,400
    271,400   Onyx Software Corporation+ ....        5,784,212
    125,400   Primus Knowledge Solutions Inc.+       4,663,312
                                                 -------------
                                                    61,746,020
                                                 -------------
     HEALTH CARE PRODUCTS - 22.1%
    353,500   ChiRex Inc.+ ..................        6,009,500
    203,550   Corixa Corporation+ ...........        6,259,163
     68,900   CV Therapeutics Inc.+ .........        2,747,388
    212,400   DUSA Pharmaceuticals Inc.+ ....        3,504,600
     94,000   Emisphere Technologies Inc.+ ..        3,858,406
    101,980   ICOS Corporation+ .............        4,104,695
     99,100   Incyte Pharmaceuticals Inc.+ ..        7,630,700
    203,725   NeoRx Corporation+ ............        3,004,944
     95,300   Novoste Corporation+ ..........        3,907,300
    116,550   Pharmacyclics Inc.+ ...........        5,288,456
    171,500   Shire Pharmaceuticals Group, ADR+      6,902,875
    141,371   SonoSite Inc.+ ................        4,656,407
                                                 -------------
                                                    57,874,434
                                                 -------------
     ELECTRONICS/SEMICONDUCTORS - 6.5%
     65,210   ATMI Inc.+ ....................        2,510,585
     31,575   Credence Systems Corporation+ .        4,507,331
     71,500   Lattice Semiconductor Corporation+     4,817,313
     57,200   NVIDIA Corporation+ ...........        5,097,950
                                                 -------------
                                                    16,933,179
                                                 -------------
     BUSINESS SERVICES - 5.9%
    143,800   Cognizant Technology Solutions
                Corporation+                         6,596,825
    558,895   First Consulting Group Inc.+ ..        5,030,055
    943,400   ZapMe! Corporation+ ...........        3,655,675
                                                 -------------
                                                    15,282,555
                                                 -------------
     ELECTRICAL EQUIPMENT - 5.8%
     60,520   Electro Scientific Industries Inc.+    3,816,542
    351,900   FEI Company+ ..................        7,961,738
    103,980   Microvision Inc.+** ...........        3,437,839
                                                 -------------
                                                    15,216,119
                                                 -------------
    SHARES                                             VALUE
    ------                                             -----
     MEDIA - 5.6%
    434,400   Bowne & Company Inc. ..........    $   4,995,600
    180,600   Getty Images Inc.+ ............        5,485,725
    107,600   Sirius Satellite Radio Inc.+ ..        4,270,375
                                                 -------------
                                                    14,751,700
                                                 -------------
     COMPUTER SYSTEMS - 4.9%
    152,100   Apex Inc.+ ....................        4,496,456
     73,700   In Focus Systems Inc.+ ........        2,206,394
    146,112   RadiSys Corporation+ ..........        6,045,384
                                                 -------------
                                                    12,748,234
                                                 -------------
     UTILITIES/TELECOMMUNICATIONS - 4.8%
     83,300   Gilat Satellite Networks Ltd.+         7,153,388
     16,498   GrandeTel Technologies Inc.
                Class A+ ....................            2,805
    379,700   Latitude Communications Inc.+          5,505,650
                                                 -------------
                                                    12,661,843
                                                 -------------
     FINANCIAL SERVICES - 4.8%
    317,017   American Captial Strategies Ltd.       7,687,662
    252,491   Heller Financial Inc. .........        4,907,794
                                                 -------------
                                                    12,595,456
                                                 -------------
     CONSUMER CYCLICALS - 4.6%
    251,800   Building Materials Holding
                Corporation+ ................        2,518,000
    289,350   Cutter & Buck Inc.+,** ........        3,526,453
    855,700   J. Jill Group Inc.+ ...........        3,957,612
    294,355   K2 Inc. .......................        2,097,279
                                                 -------------
                                                    12,099,344
                                                 -------------
     TRANSPORTATION - 2.8%
     98,600   Airborne Freight Corporation ..        2,113,738
    119,800   Expeditors International of
                Washington Inc. .............        5,121,450
                                                 -------------
                                                     7,235,188
                                                 -------------
     OIL & GAS - 2.4%
    109,431   Hanover Compressor Company+ ...        6,374,356
                                                 -------------
     BEVERAGE - 1.8%
    131,400   Beringer Wine Estates Holdings Inc.,
                Class B+ ....................        4,746,825
                                                 -------------
     LODGING & RESTAURANTS - 0.9%
    305,540   WestCoast Hospitality Corporation+     2,215,165
                                                 -------------
     CONSUMER DURABLES - 0.9%
    150,575   Monaco Coach Corporation+ .....        2,465,666
                                                 -------------
     BASIC INDUSTRY - 0.3%
     40,200   Schnitzer Steel Industries Inc.,
                Class A .....................          653,250
                                                 -------------
              Total Common Stocks
                (Cost $220,628,994) .........      255,599,334
                                                 -------------


                       See Notes to Financial Statements.

SMALL CAP STOCK FUND

APRIL 30, 2000 (UNAUDITED)

    SHARES                                             VALUE
    ------                                             -----


 WARRANT - 0.0%#
   (COST $0)
      2,030    Per-Se Technologies Inc.,
                 Expires 07/08/2003+ .........   $          0
                                                 ------------
  PRINCIPAL
   AMOUNT
  ---------

REPURCHASE AGREEMENT - 2.3%
   (COST $6,018,000)
$   6,018,000  Agreement with Goldman Sachs &
                Company, 5.640% dated 04/28/2000,
                to be repurchased at $6,020,828
                on 05/01/2000, collateralized by
                $5,179,047 U.S. Treasury Note,
                7.500% due 11/15/2024 (Market
                Value of $6,164,346)                6,018,000
                                                 ------------
TOTAL INVESTMENTS (Cost $226,646,994*)  100.0%    261,617,334
OTHER ASSETS AND LIABILITIES (NET) ...    0.0          41,051
                                        -----    ------------
NET ASSETS ...........................  100.0%   $261,658,385
                                        =====    ============

===========================

 * Aggregate cost for federal tax purposes.
** Securities on loan at April 30, 2000, which have an aggregate market value of
   $1,332,700, represent 0.5% of the total net assets of the Fund (Note 7).
 + Non-income producing security.
 # Amount represents less than 0.1% of net assets.

--------------------------------------------------------------
                       GLOSSARY OF TERMS
     ADR    --    American Depositary Receipt
--------------------------------------------------------------


                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

INTERNATIONAL GROWTH FUND

APRIL 30, 2000 (UNAUDITED)

    SHARES                                             VALUE
    ------                                             -----


 COMMON STOCKS - 97.8%
     JAPAN - 28.0%
     12,010   Advantest Corporation ........     $   2,747,716
      2,150   Aiful Corporation ............           216,981
     38,000   Chugai Pharmaceutical Company Ltd.       731,818
         77   DDI Corporation ..............           884,033
     12,000   Fanuc Ltd. ...................         1,257,720
      5,000   Fuji Soft ABC Inc. ...........           296,283
      3,000   Fujitsu Support and Service Inc.         444,424
    148,000   Hitachi Ltd. .................         1,767,696
     49,000   Jusco Company Ltd. ...........           907,365
     25,000   Kao Corporation ..............           761,539
      2,310   Keyence Corporation ..........           766,756
    223,000   Mitsubishi Heavy Industries Ltd.         693,746
    210,000   Mitsubishi Motors Corporation            740,799
    110,000   Mitsui Chemicals Inc. ........           876,904
    160,000   Mitsui Marine and Fire Insurance
                Company Ltd. ...............           703,671
     17,000   Murata Manufacturing Company Ltd.      3,305,403
    166,000   NEC Corporation ..............         4,518,680
      3,000   Nichicon Corporation .........            80,552
     89,000   Nikon Corporation ............         3,131,337
      9,200   Nintendo Company Ltd. ........         1,533,262
         74   Nippon Telegraph & Telephone
                Corporation ................           918,106
    225,000   Nissan Motor Company Ltd.+ ...         1,022,869
     62,000   Nomura Securities Company Ltd.         1,561,409
        161   NTT Mobile Communications
                Network Inc. ...............         5,381,325
      5,800   Rohm Company Ltd. ............         1,943,984
     99,000   Sakura Bank Ltd. .............           694,801
     31,000   Sankyo Company Ltd. ..........           683,117
     53,000   Sekisui House Ltd. ...........           485,811
     11,000   Shin-Etsu Chemical Company Ltd.          581,547
     37,000   Shionogi & Company Ltd. ......           572,103
     28,545   Sony Corporation .............         3,279,880
     28,545   Sony Corporation New+ ........         3,303,666
     59,000   Suzuki Motor Corporation .....           878,950
     19,000   Taiyo Yuden Company Ltd.** ...         1,345,771
      1,000   Takeda Chemical Industries Ltd.           65,830
     39,000   Tokyo Electron Ltd. ..........         6,358,872
    125,000   Toray Industries Inc. ........           453,683
    122,000   Toshiba Corporation ..........         1,183,797
      9,000   Ushio Inc. ...................           210,407
                                                 -------------
                                                    57,292,613
                                                 -------------
     UNITED KINGDOM - 15.9%
     11,800   AstraZeneca Group Plc ........           492,928
      3,300   AstraZeneca Group Plc, ADR ...           139,013
     90,956   BG Plc .......................           549,444
    124,100   British Aerospace Plc ........           761,253
     61,800   British Airways Plc ..........           320,160

    SHARES                                             VALUE
    ------                                             -----
     34,800   Cable & Wireless Plc .........     $     575,935
    220,000   Cadbury Schweppes Plc ........         1,503,654
    260,000   Coca-Cola Beverages Plc+ .....           473,609
      7,100   COLT Telecom Group Plc+ ......           301,663
    612,000   Corus Group Plc ..............           819,428
    201,300   Enterprise Oil Plc ...........         1,491,803
     63,000   GKN Plc ......................           870,992
     58,000   Halifax Group Plc ............           540,898
    445,000   Invensys Plc .................         2,130,423
     60,600   Laporte Plc ..................           502,404
    219,751   Lloyds TSB Group Plc .........         2,148,579
    117,143   New Dixons Group Plc .........           477,835
     73,000   Reuters Group Plc ............         1,305,881
     70,200   Royal Bank of Scotland Group Plc       1,089,119
    155,000   Shell Transport & Trading Company
                Plc ........................         1,260,894
    110,800   Tate & Lyle Plc ..............           391,585
    194,000   TI Group Plc .................         1,055,625
  2,039,597   Vodafone AirTouch Plc ........         9,351,696
     94,800   Zeneca Group .................         3,968,806
                                                 -------------
                                                    32,523,627
                                                 -------------
     NETHERLANDS - 8.2%
     75,669   ABN-Amro Holding NV ..........         1,558,109
     36,719   Aegon NV .....................         2,638,787
     27,000   ASM Lithography Holding NV+ ..         1,055,465
     66,000   ASM Lithography Holding NV (F)+        2,640,000
     35,823   DSM NV .......................         1,176,634
     12,000   Heineken Holding NV, Class A             404,186
     31,700   Heineken NV ..................         1,757,927
     13,700   ING Groep NV+ ................           747,529
     20,000   Koninklijke Luchtvaart Maatschappij
                NV (KLM) ...................           336,367
     19,000   STMicroelectronics NV ........         3,604,062
     12,000   Unilever NV ..................           545,024
      9,300   United Pan-Europe Communications
                NV+ ........................           338,439
                                                 -------------
                                                    16,802,529
                                                 -------------
     GERMANY - 7.7%
      1,700   Aixtron AG ...................           434,277
      1,200   Allianz AG ...................           462,005
     44,200   Bayerische Motoren Werke (BMW) AG**    1,175,330
     13,000   DaimlerChrysler AG** .........           756,371
     10,900   Degussa-Huels AG+,** .........           315,608
     10,000   Deutsche Bank AG .............           671,825
     19,500   Deutsche Telekom AG** ........         1,249,785
      8,400   Epcos AG+ ....................         1,187,466
     18,200   Infineon Technologies, ADR+ ..         1,235,325
     41,300   Infineon Technologies AG+ ....         2,844,097
      1,100   Intershop Communications AG+ .           488,505
     25,300   Siemens AG ...................         3,732,937
     11,400   T-Online International AG+ ...           424,913
     30,000   Thyssen Krupp AG+,** .........           627,279
                                                 -------------
                                                    15,605,723
                                                 -------------


                       See Notes to Financial Statements.

INTERNATIONAL GROWTH FUND

APRIL 30, 2000 (UNAUDITED)

    SHARES                                             VALUE
    ------                                             -----


 COMMON STOCKS (CONTINUED)
     FRANCE - 4.4%
      3,520   Bouygues SA+ ..................    $   2,246,422
      2,800   Christian Dior SA .............          665,643
      8,000   Compagnie de Saint Gobain .....        1,091,647
      4,900   Groupe Danone .................        1,071,329
        500   LVMH (Louis Vitton Moet Hennessy)        209,820
      3,800   PSA Peugeot Citroen ...........          786,262
     41,000   Sanofi-Synthelabo SA+ .........        1,530,061
     20,000   Societe BIC SA ................          796,372
      6,200   Vivendi .......................          613,242
                                                 -------------
                                                     9,010,798
                                                 -------------
     SWITZERLAND - 4.2%
        698   Adecco SA .....................          572,330
        630   Compagnie Financiere
                Richemont AG, Units .........        1,529,640
      1,310   Holderbank Financiere Glarus AG        1,480,269
        505   Nestle SA .....................          889,610
      1,220   Novartis AG ...................        1,703,065
         50   Roche Holding AG ..............          521,817
        181   Schweizerische Rueckversicherungs-
                Gesellschaft ................          290,636
      2,269   Swisscom  AG ..................          799,416
      3,250   UBS AG ........................          795,692
                                                 -------------
                                                     8,582,475
                                                 -------------
     FINLAND - 3.9%
    112,400   Nokia Oyj .....................        6,447,737
     62,000   UPM-Kymmene Oyj ...............        1,606,380
                                                 -------------
                                                     8,054,117
                                                 -------------
     CANADA - 3.6%
     27,000   Bank of Nova Scotia ...........          615,086
     70,000   Bombardier Inc., Class B ......        1,880,526
     40,000   Clarica Life Insurance Company+          785,690
     34,000   Inco Ltd.+ ....................          533,581
      6,200   Nortel Networks Corporation ...          700,560
     23,500   Rogers Communications Inc.+ ...          611,492
      2,400   Teleglobe Inc. ................           59,939
     16,000   Teleglobe Inc. (F) ............          397,000
     53,000   Thomson Corporation ...........        1,749,376
      2,000   Toronto Dominion Bank Ontario .           46,237
                                                 -------------
                                                     7,379,487
                                                 -------------
     AUSTRALIA - 3.0%
    165,000   Australia & New Zealand Banking
                Group Ltd. ..................        1,140,902
    156,920   Broken Hill Proprietary Company
                Ltd. ........................        1,689,865
    141,001   Coles Myer Ltd. ...............          527,993
    260,000   Foster's Brewing Group Ltd. ...          656,860
     82,274   Lend Lease Corporation Ltd. ...          891,579

    SHARES                                             VALUE
    ------                                             -----
    208,700   Santos Ltd. ...................    $     475,335
    123,725   Westpac Banking Corporation Ltd.         789,751
                                                 -------------
                                                     6,172,285
                                                 -------------
     TAIWAN - 2.9%
     73,800   Asustek Computer Inc., GDR ....          974,160
     23,600   Hon Hai Precision Industry Company
                Ltd., GDR+++ ................          660,800
     81,635   Taiwan Semiconductor Manufacturing
                Company Ltd., Sponsored ADR+         4,270,531
                                                 -------------
                                                     5,905,491
                                                 -------------
     SOUTH KOREA - 2.5%
     55,600   Hyundai Motor Company Ltd., GDR +        280,780
     30,000   Pohang Iron & Steel Company Ltd.,
                Sponsored ADR ...............          630,000
      7,546   Samsung Electronics ...........        2,039,919
     10,500   Samsung Electronics, Sponsored GDR     1,692,337
     42,000   Shinhan Bank ..................          403,064
                                                 -------------
                                                     5,046,100
                                                 -------------
     HONG KONG - 2.2%
  1,350,000   Amoy Properties Ltd. ..........          953,243
    260,000   Cable & Wireless HKT Ltd. .....          612,515
    122,000   Hutchison Whampoa Ltd. ........        1,777,718
    100,500   Johnson Electric Holdings Ltd.           809,631
    355,000   Legend Holdings Ltd. ..........          412,462
                                                 -------------
                                                     4,565,569
                                                 -------------
     SINGAPORE - 2.1%
     23,000   Creative Technology Ltd. ......          596,007
     83,000   DBS Group Holdings Ltd. .......        1,142,983
     64,000   Singapore Press Holdings Ltd. .        1,252,622
    853,000   Singapore Technologies Engineering
                Ltd. ........................        1,199,648
                                                 -------------
                                                     4,191,260
                                                 -------------
     SWEDEN - 2.0%
     10,500   Ericsson LM, B Shares .........          933,463
     14,500   Ericsson LM, Sponsored ADR ....        1,282,344
     68,700   ForeningsSparbanken AB ........        1,011,534
     70,000   Svenska Handlesbanken AB, A Shares       925,265
                                                 -------------
                                                     4,152,606
                                                 -------------
     SPAIN - 1.8%
     58,900   Banco Bilbao Vizcaya Argentaria SA+      803,190
    125,460   Telefonica SA+ ................        2,792,084
                                                 -------------
                                                     3,595,274
                                                 -------------
     ITALY - 1.6%
     42,000   Assicurazioni Generali ........        1,195,103
    265,000   ENI Spa .......................        1,317,786
     10,000   Fiat Spa+ .....................          245,184
    145,000   UniCredito Italiano Spa** .....          587,915
                                                 -------------
                                                     3,345,988
                                                 -------------


                       See Notes to Financial Statements.

INTERNATIONAL GROWTH FUND

APRIL 30, 2000 (UNAUDITED)

    SHARES                                             VALUE
    ------                                             -----


 COMMON STOCKS (CONTINUED)
     MEXICO - 1.4%
     50,000   Telefonos de Mexico SA,
                Sponsored ADR ...............    $   2,940,625
                                                 -------------
     PORTUGAL - 0.9%
     51,100   Portugal Telecom, SA ..........          570,003
      4,000   PT Multimedia Servicos
                de Telecomunicacoes e Multimedia
                SGPS SA+ ....................          279,094
     60,000   Telecel-Comunicacaoes Pessoais, SA       949,100
                                                 -------------
                                                     1,798,197
                                                 -------------
     IRELAND - 0.6%
     45,000   Allied Irish Banks Plc ........          448,982
     44,000   CRH Plc .......................          704,007
                                                 -------------
                                                     1,152,989
                                                 -------------
     NORWAY - 0.5%
     25,000   Norsk Hydro ASA ...............          914,447
                                                 -------------
     SOUTH AFRICA - 0.3%
     88,000   South African Breweries Ltd. ..          648,920
                                                 -------------
     BRAZIL - 0.1%
      5,900   Telecomunicacoes de Sao Paulo SA,
                Sponsored ADR ...............          148,975
                                                 -------------
              Total Common Stocks
                (Cost $154,490,158) .........      199,830,095
                                                 -------------
 PREFERRED STOCKS - 0.1%
     ITALY - 0.1%
     20,230   Fiat Spa ......................          296,097
                                                 -------------
     UNITED KINGDOM - 0.0%#
    969,600   Laporte Plc, Class B ..........           11,322
                                                 -------------
              Total Preferred Stocks
                (Cost $361,120) .............          307,419
                                                 -------------
 CONVERTIBLE PREFERRED STOCK - 0.4%
   (COST $845,852)
     JAPAN - 0.4%
 93,000,000   Sanwa International Finance
                Bermuda Trust, Conv. Pfd.,
                1.250% due 08/01/2005 (F) ...          880,445
                                                 -------------

  PRINCIPAL
    AMOUNT                                            VALUE
  ---------                                           -----
 CORPORATE BOND - 0.0%#
   (COST $281)
     UNITED KINGDOM - 0.0%#
 $         173  BG Transco Holdings Plc, Bond,
                7.057% due 12/14/2009++ .....              272
                                                 -------------


 REPURCHASE AGREEMENT - 1.2%
   (COST $2,431,000)
 $  2,431,000 Agreement with Goldman Sachs &
                Company, 5.640% dated 04/28/2000,
                to be repurchased at $2,432,143
                on 05/01/2000, collateralized by
                $2,092,101 U.S. Treasury Note,
                7.500% due 11/15/2024 (Market
                Value of $2,490,117) ........     $  2,431,000
                                                  ------------
TOTAL INVESTMENTS (Cost $158,128,411*) .... 99.5%  203,449,231
OTHER ASSETS AND LIABILITIES (NET) ........  0.5       958,521
                                           -----  ------------
NET ASSETS ................................100.0% $204,407,752
                                           ====== ============

AS OF APRIL 30, 2000, SECTOR DIVERSIFICATION WAS AS FOLLOWS:

                                          % OF
        SECTOR DIVERSIFICATION         NET ASSETS       VALUE
        ----------------------         ----------       -----
COMMON STOCKS:
Telecommunications .................        23.2%     $  47,505,968
Technology .........................        22.1         45,151,017
Financial Services .................        14.1         28,794,842
Material & Processing ..............         9.8         20,110,738
Retail .............................         5.6         11,503,049
Health Care ........................         5.5         11,298,168
Consumer Staples ...................         4.7          9,544,827
Energy .............................         3.0          6,034,213
Producer Durables ..................         2.8          5,824,426
Autos & Transportation .............         2.7          5,512,246
Other ..............................         4.2          8,550,601
                                           -----      -------------
TOTAL COMMON STOCKS ................        97.8        199,830,095
PREFERRED STOCKS ...................         0.1            307,419
CONVERTIBLE PREFERRED STOCK ........         0.4            880,445
CORPORATE BOND .....................         0.0#               272
REPURCHASE AGREEMENT ...............         1.2          2,431,000
                                           -----      -------------
TOTAL INVESTMENTS ..................        99.5        203,449,231
OTHER ASSETS AND LIABILITIES (NET) .         0.5            958,521
                                           ------     -------------
NET ASSETS .........................       100.0%     $ 204,407,752
                                           =====      =============

----------------------

  * Aggregate cost for federal tax purposes.
 ** Securities on loan at April 30, 2000, which have an aggregate market value of $6,755,963, represent 3.3% of the total net assets of the Fund (Note 7). # Amount represents less than 0.1% of net assets.
 +  Non-income producing security.
 ++ Variable rate security.  The rate shown reflects the rate currently in effect.
+++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.


                       See Notes to Financial Statements.

INTERNATIONAL GROWTH FUND

APRIL 30, 2000 (UNAUDITED)


             SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
             U. S. FORWARD FOREIGN CURRENCY CONTRACTS TO BUY

                           CONTRACTS TO RECEIVE
                 ---------------------------------------
                                                                 NET
                                                               UNREALIZED
                                                   IN        APPRECIATION/
 EXPIRATION      LOCAL            VALUE IN      EXCHANGE     (DEPRECIATION)
    DATE       CURRENCY            U.S. $      FOR U.S. $    OF CONTRACTS
 ----------    ---------------   ---------     ----------    -------------
05/04/2000     EMU     127,230     115,701       124,798      $  (9,097)
05/08/2000     JPY   2,220,773      20,593        20,560             33
05/26/2000     EMU   1,190,629   1,084,601     1,195,126       (110,525)
06/07/2000     EMU     152,913     139,412       147,492         (8,080)
07/19/2000     EMU   4,070,856   3,722,051     3,927,092       (205,041)
07/31/2000     EMU     568,129     519,879       528,971         (9,092)
08/28/2000     EMU     937,542     859,616       914,339        (54,723)
09/05/2000     EMU     209,145     191,870       205,812        (13,942)
02/20/2001     EMU   2,164,049   2,008,671     2,049,569        (40,898)
                                                              ----------
                                                              $(451,365)
                                                              ----------

          U. S. FORWARD FOREIGN CURRENCY CONTRACTS TO SELL

                         CONTRACTS TO DELIVER
               ------------------------------------------
                                                                   NET
                                                               UNREALIZED
                                                    IN        APPRECIATION/
 EXPIRATION          LOCAL         VALUE IN      EXCHANGE    (DEPRECIATION)
    DATE           CURRENCY         U.S. $      FOR U.S.$     OF CONTRACTS
----------     ---------------   ----------    ----------   ---------------
05/01/2000     JPY   9,433,774      87,362        88,722      $   1,360
05/02/2000     GBP     243,434      37,901        38,485            584
05/02/2000     AUD      45,167      26,378        26,585            207
05/02/2000     JPY   4,926,028      45,627        46,295            668
05/03/2000     AUD      41,580      24,283        24,287              4
05/04/2000     GBP      77,712     120,993       124,798          3,805
05/05/2000     GBP      71,263     110,952       112,039          1,087
05/08/2000     GBP     171,211     266,570       265,636           (934)
05/26/2000     JPY 124,980,300   1,162,918     1,195,126         32,208
05/31/2000     EMU     181,817     165,685       166,343            658
06/07/2000     CAD     214,674     145,047       147,492          2,445
07/19/2000     AUD   1,558,650     910,981     1,035,489        124,508
07/19/2000     JPY 129,963,660   1,221,320     1,247,551         26,231
07/31/2000     GBP     334,855     521,898       528,971          7,073
08/28/2000     JPY 212,603,970   2,013,148     1,949,339        (63,809)
09/05/2000     GBP     129,837     202,685       205,811          3,126
02/20/2001     JPY 224,130,580   2,194,660     2,049,569       (145,091)
                                                              ---------
                                                              $  (5,870)
                                                              ---------
Net Unrealized Depreciation of Forward Foreign
   Currency Contracts                                         $(457,235)
                                                              =========


---------------------------------------------------
               GLOSSARY OF TERMS

    ADR    --   American Depositary Receipt
    AUD    --   Australian Dollar
    CAD    --   Canadian Dollar
    EMU    --   European Monetary Unit
    GBP    --   Great Britain Pound Sterling
    GDR    --   Global Depositary Receipt
    JPY    --   Japanese Yen
---------------------------------------------------


                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

SHORT TERM INCOME FUND

APRIL 30, 2000 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                             VALUE
  ---------                                           -----


 CORPORATE BONDS AND NOTES - 51.5%
     FINANCIAL - 12.9%
$ 1,000,000   Bear Stearns Company, Inc., Note,
                6.200% due 03/30/2003 .........  $     958,075
  1,000,000   CIT Group Inc., Sr. Note,
                6.375% due 11/15/2002 .........        967,559
  1,500,000   Citigroup, Inc., Note,
                6.125% due 06/15/2000 .........      1,499,205
  1,000,000   Donaldson, Lufkin & Jenrette
                Acceptance Corporation, MTN,
                6.375% due 05/26/2000 .........      1,000,051
              General Motors Acceptance
                Corporation, Note:
    200,000     5.625% due 02/15/2001 .........        197,610
    300,000     6.875% due 07/15/2001 .........        298,362
    255,000   Golden West Financial
                Corporation, Deb.,
                10.250% due 12/01/2000 ........        259,383
  3,000,000   Goldman Sachs Group L.P, Note,
                7.800% due 07/15/2002++ .......      2,999,463
  1,000,000   Lehman Brothers Inc., Sr. Sub. Note,
                6.125% due 02/01/2001 .........        989,356
    450,000   MBNA America Bank, NA, Note,
                6.100% due 12/15/2000 .........        446,626
  1,500,000   McDonnell Douglas Corporation,
                Sub. Note,
                6.710% due 07/19/2000 .........      1,499,389
  1,500,000   Merrill Lynch & Company, Series B,
                Note,
                8.300% due 11/01/2002 .........      1,531,257
    717,000   Paine Webber Group Inc., Deb.,
                9.250% due 12/15/2001 .........        731,057
  1,000,000   Potomac Capital Investment
                Corporation, Note,
                6.800% due 09/12/2001++ .......        989,247
  1,000,000   Salomon Smith Barney Holdings, Note,
                6.125% due 01/15/2003 .........        962,600
    500,000   U S West Capital Funding, Inc.,
                Company Guarantee,
                6.125% due 07/15/2002 .........        485,664
                                                 -------------
                                                    15,814,904
                                                 -------------
     BANKS - 9.6%
    470,000   Bankers Trust Corporation,
                Sub. Deb.,
                9.500% due 06/14/2000 .........        471,251
  1,500,000   Chase Manhattan Corporation, Note,
                5.500% due 02/15/2001 .........      1,481,475
  2,000,000   First Chicago Corporation, Sub. Note,
                9.250% due 11/15/2001 .........      2,051,396
  1,000,000   Northern Trust Company, Sub. Note,
                6.500% due 05/01/2003 .........        970,604
  3,000,000   Wachovia Corporation,
                Sr. Unsub. Note,
                6.700% due 06/21/2004 .........      2,917,563
  4,000,000   Wells Fargo Company, Note,
                6.500% due 09/03/2002 .........      3,917,864
                                                 -------------
                                                    11,810,153
                                                 -------------
     RETAIL SALES - 7.0%
  1,000,000   Dillards, Inc., Note,
                6.430% due 08/01/2004 ........         881,653
    500,000   Federated Department Stores, Inc.,
                Bond,
                6.790% due 07/15/2027 ........         477,465

  PRINCIPAL
   AMOUNT                                             VALUE
  ---------                                           -----
              Wal-Mart Stores, Inc.:
                Note:
$   100,000      6.750% due 05/15/2002 ........   $     98,993
  1,250,000     5.850% due 06/01/2000 ........       1,248,798
  6,000,000     Sr. Note,
                6.150% due 08/10/2001 ........       5,933,994
                                                 -------------
                                                     8,640,903
                                                 -------------
     UTILITIES - 3.4%
    300,000   National Rural Utilities Cooperative
                Finance Corporation, Collateral
                Trust,
                6.750% due 09/01/2001 ........         298,130
  1,000,000   Philadelphia Electric Company,
                First Mortgage,
                8.000% due 04/01/2002 ........       1,005,038
  1,000,000   United Illuminating Company, Note,
                6.000% due 12/15/2003 ........         928,430
  2,000,000   Wisconsin Electric Power Company,
                Deb.,
                6.625% due 12/01/2002 ........       1,960,900
                                                 -------------
                                                     4,192,498
                                                 -------------
     OIL & GAS - 3.3%
    710,000   Enron Corporation, Deb.,
                9.125% due 04/01/2003 ........         728,677
  2,500,000   Occidental Petroleum Company,
                Sr. Note,
                6.400% due 04/01/2003 ........       2,379,368
  1,000,000   Union Texas Petroleum Holdings, Inc.,
                Series A, MTN,
                6.600% due 12/04/2002 ........         979,248
                                                 -------------
                                                     4,087,293
                                                 -------------
     FOREIGN (U.S. DOLLAR DENOMINATED) - 3.1%
    750,000   Eaton Off Shore Ltd., Company
                Guarantee,
                9.000% due 02/15/2001 ........         760,375
  1,000,000   Fairfax Financial Holdings Ltd., Note,
                7.750% due 12/15/2003 ........         938,574
  1,200,000   PDVSA Finance Ltd., Bond,
                6.450% due 02/15/2004 ........       1,086,929
  1,000,000   Sony Corporation, Unsub. Note,
                6.125% due 03/04/2003 ........         968,575
                                                 -------------
                                                     3,754,453
                                                 -------------
     TRANSPORTATION - 2.8%
  1,220,000   CSX Corporation, Deb.,
                9.500% due 08/01/2000 ........       1,224,886
  1,000,000   Norfolk Southern Corporation, Note,
                6.950% due 05/01/2002 ........         982,412
    150,000   Southwest Airlines Company, Deb.,
                9.400% due 07/01/2001 ........         153,079
  1,000,000   Union Pacific Corporation, Deb.,
                9.625% due 12/15/2002 ........       1,038,396
                                                 -------------
                                                     3,398,773
                                                 -------------
     INDUSTRIAL - 2.4%
  1,000,000   Praxair, Inc., Note,
                6.150% due 04/15/2003 ........         956,057
  2,000,000   Sun Microsystems, Inc., Sr. Note,
                7.000% due 08/15/2002 ........       1,963,296
                                                 -------------
                                                     2,919,353
                                                 -------------


                       See Notes to Financial Statements.

SHORT TERM INCOME FUND

APRIL 30, 2000 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                             VALUE
  ---------                                           -----


 CORPORATE BONDS AND NOTES (CONTINUED)
     CONSUMER STAPLES - 2.3%
$ 2,000,000  Philip Morris Companies Inc., Note,
                7.500% due 04/01/2004 ........   $   1,875,178
  1,000,000   Tyson Foods, Inc., Note,
                6.000% due 01/15/2003 ........         948,948
                                                 -------------
                                                     2,824,126
                                                 -------------
     REAL ESTATE INVESTMENT TRUSTS/PROPERTY - 1.9%
    400,000   Colonial Realty LP, Note,
                7.500% due 07/15/2001 ........         395,485
    565,000   Dobie Centers Properties, Ltd.,
                Note, Taxable,
                6.060% due 05/01/2001++ ......         557,011
  1,500,000   Sun Communities Inc., Sr. Note,
                7.625% due 05/01/2003 ........       1,456,200
                                                 -------------
                                                     2,408,696
                                                 -------------
     RENTAL AUTO/EQUIPMENT - 1.4%
  1,000,000   Hertz Corporation, Sr. Note,
                7.375% due 06/15/2001 ........         997,130
    750,000   Penske Truck Leasing Company, MTN,
                Company Guarantee,
                6.650% due 11/01/2000 ........         748,370
                                                 -------------
                                                     1,745,500
                                                 -------------
     CAPITAL GOODS - 0.8%
  1,000,000   Ingersoll-Rand Company, Sr. Note,
                6.255% due 02/15/2001 ........         991,767
                                                 -------------
     MEDIA - 0.6%
    600,000   Continental Cablevision, Inc.,
                Sr. Note,
                8.500% due 09/15/2001 ........         606,769
              Cox Communications, Inc., Note:
     40,000     8.550% due 06/01/2000 ........          40,029
    100,000     6.375% due 06/15/2000 ........          99,904
                                                 -------------
                                                       746,702
                                                 -------------
              Total Corporate Bonds and Notes
                (Cost $65,149,714) ...........      63,335,121
                                                 -------------
 ASSET-BACKED SECURITIES - 25.1%
  6,416,000   California Infrastructure PG&E-1,
                1997-1 A6,
                6.320% due 09/25/2005 ........       6,237,667
    232,669   Conti-Mortgage Home Equity Loan
                Trust, 1996-4 A6,
                6.710% due 06/15/2014 ........         232,105
  3,900,000   Dayton Hudson Credit Card Master
                Trust, Series 1997-1 A,
                6.250% due 08/25/2005 ........       3,803,261
              FFCA Secured Lending Corporation:
  4,687,633     1999-1A A1A,
                6.370% due 10/18/2008++ ......       4,405,508
  3,824,765     1999-2 WA1A,
                7.130% due 02/18/2008++ ......       3,724,963
  4,680,000   First USA Credit Card Master Trust,
                1997-6 A,
                6.420% due 03/17/2005 ........       4,599,949

  PRINCIPAL
   AMOUNT                                             VALUE
  ---------                                           -----
$   249,532   Green Tree Financial Corporation,
                1995-6   B1,
                7.700% due 09/15/2026 ........   $     246,998
    129,432   Green Tree Home Equity Loan Trust,
                1997-B A5,
                7.150% due 04/15/2027 ........         129,596
    600,000   MBNA Master Credit Card Trust,
                1995-E A,
                6.350% due 01/15/2005+ .......         601,701
  6,000,000   Providian Master Trust, 1997-4 A,
                6.250% due 06/15/2007 ........       5,857,650
  1,000,000   Standard Credit Card Master Trust,
                1994-4  A,
                8.250% due 11/07/2003 ........       1,013,825
                                                 -------------
              Total Asset-Backed Securities
                (Cost $31,758,901) ...........      30,853,223
                                                 -------------
 U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   SECURITIES - 8.3%

     FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 5.5%
     72,155   #250235, 7 Year Balloon,
                8.500% due 02/01/2002 ........          72,523
  2,609,485   #252214,
                6.500% due 01/01/2014 ........       2,499,226
    163,607   #313030,
                10.000% due 05/01/2022 .......         174,600
  3,931,695   #313293,
                6.500% due 01/01/2012 ........       3,765,570
    305,392   #313641,
                8.500% due 11/01/2017 ........         310,373
                                                 -------------
              Total FNMAs (Cost $7,181,380) ..       6,822,292
                                                 -------------
     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 1.2%
     97,286   #1991,
                9.000% due 04/20/2025 ........          99,451
     96,004   #38720,
                11.000% due 02/15/2010 .......         105,814
     50,552   #130183,
                11.000% due 05/15/2015 .......          55,718
    134,207   #131917,
                11.000% due 10/15/2015 .......         147,922
     44,513   #139704,
                11.000% due 11/15/2015 .......          49,061
    126,708   #140835,
                11.000% due 11/15/2015 .......         139,656
     57,270   #153965,
                10.000% due 02/15/2019 .......          61,296
     36,645   #189482,
                11.000% due 04/15/2020 .......          40,389
    544,455   #262996,
                10.000% due 01/15/2019 .......         582,736
     93,134   #291375,
                11.000% due 08/15/2020 .......         102,651
     50,330   #377550,
                8.000% due 03/15/2012 ........          51,101
                                                 -------------
              Total GNMAs (Cost $1,452,416)          1,435,795
                                                 -------------


                       See Notes to Financial Statements.

SHORT TERM INCOME FUND

APRIL 30, 2000 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                             VALUE
  ---------                                           -----


 U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   SECURITIES (CONTINUED)

     ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES (ARM) - 0.9%
$   255,239   Federal Home Loan Mortgage
                Corporation (FHLMC),
                #845988,
                7.513% due 11/01/2021 ........   $     263,653
              Federal National Mortgage
                Association (FNMA):
    204,901     #082247,
                6.125% due 04/01/2019 ........         199,776
     53,867     #124571,
                7.410% due 11/01/2022 ........          55,756
    153,767     #141461,
                7.466% due 11/01/2021 ........         158,963
    142,360     #152205,
                7.204% due 01/01/2019 ........         144,253
    359,583     #313257,
                6.176% due 11/01/2035 ........         349,565
                                                 -------------
              Total ARMs (Cost $1,180,507) ...       1,171,966
                                                 -------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 0.7%
    179,482   #A01226,
                9.500% due 08/01/2016 ........         188,636
     58,500   #L73756,
                5.500% due 05/01/2001 ........          55,578
     39,897   #L73821,
                6.000% due 06/01/2001 ........          38,448
    160,504   #L74100,
                7.000% due 09/01/2001 ........         158,798
     85,419   #L90217,
                5.500% due 06/01/2001 ........          81,153
    160,572   #L90218,
                6.000% due 06/01/2001 ........         154,741
    161,306   #M90453,
                6.500% due 05/01/2001 ........         157,545
                                                 -------------
              Total FHLMCs (Cost $857,609) ...         834,899
                                                 -------------
              Total U.S. Government Agency
                Mortgage-Backed Securities
                (Cost $10,671,912) ...........      10,264,952
                                                 -------------
 COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) - 7.3%
     60,757   Countrywide Funding Corporation,
                1994-1 A3,
                6.250% due 03/25/2024 ........          57,984
     92,275   Countrywide Mortgage Backed Securities,
                Inc., 1994-C A5,
                6.375% due 03/25/2024 ........          91,185
              Residential Funding Mortgage Security I:
  4,614,778     1995-S14 A8,
                7.500% due 09/25/2025 ........       4,592,143
  4,385,226     1998-S20 A18,
                6.400% due 09/25/2028 ........       4,178,002
                                                 -------------
              Total CMOs (Cost $9,086,032) ..        8,919,314
                                                 -------------

  PRINCIPAL
   AMOUNT                                             VALUE
  ---------                                           -----

COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) - 6.0%
$   3,868,673 GMAC Commercial Mortgage Securities
                Inc., 1999-CTL, Class A++,
                7.151% due 01/15/2008 ........   $   3,790,091
  3,636,314   Morgan Stanley Capital I, 1999-CAMI A1,
                6.540% due 04/15/2004 ........       3,545,860
                                                 -------------
              Total CMBSs (Cost $7,505,660) ..       7,335,951
                                                 -------------
 FOREIGN GOVERNMENT BOND - 0.8%
   (COST $1,000,319)
  1,000,000   Ontario, Province of Canada,
                6.125% due 06/28/2000** ......         998,835
                                                 -------------
TOTAL INVESTMENTS (Cost $125,172,538*) .  99.0%    121,707,396
OTHER ASSETS AND LIABILITIES (NET) .....   1.0       1,174,520
                                         -----    ------------
NET ASSETS ............................. 100.0%   $122,881,916
                                         =====    ============

  NUMBER OF                                         UNREALIZED
  CONTRACTS                            VALUE      (DEPRECIATION)
  ---------                            -----      -------------

FUTURES CONTRACTS - LONG POSITION
   130     U.S. 5 Year Treasury Note,
             June 2000 ...........   $12,685,156     $(36,351)
                                     ===========     ========

----------------------

  * Aggregate cost for federal tax purposes.
 ** Securities on loan at April 30, 2000, which have an aggregate market value of $355,689, represent 0.3% of the total net assets of the Fund (Note 7) *** Security pledged as collateral for futures contract.
  + Variable rate security. The interest rate shown reflects the rate currently in effect.
 ++ Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS

      BALLOON -- Five- and seven-year mortgages with larger dollar amounts of payments falling due in the later years of the obligation.

      MTN     -- Medium Term Note
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

U.S. GOVERNMENT SECURITIES FUND

APRIL 30, 2000 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                             VALUE
  ---------                                           -----


U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   SECURITIES - 73.6%

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 27.7%
$ 9,684,123   6.000% due 04/20/2026-02/20/2029    $  8,770,766
  3,281,616   6.500% due 03/15/2024 ...........      3,077,325
  2,784,826   6.800% due 04/20/2025 ...........      2,640,075
 41,967,540   7.000% due 07/15/2008-08/20/2029      40,380,336
 49,037,162   7.500% due 03/15/2024-11/15/2029      48,255,508
  6,978,630   7.750% due 12/15/2029 ...........      6,937,835
    649,055   8.000% due 04/15/2022 ...........        651,812
    805,170   8.500% due 05/15/2022 ...........        821,425
  7,363,091   9.000% due 10/15/2008-06/15/2022       7,641,500
  5,884,266   9.500% due 04/15/2016-08/15/2021       6,178,607
     25,520   13.500% due 09/15/2014-12/15/2014         29,750
      3,262   14.000% due 06/15/2011 ..........          3,811
                                                 -------------
              Total GNMAs (Cost $128,901,126) .    125,388,750
                                                 -------------
     FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 25.6%
     22,352   5.500% due 02/01/2009 ...........         20,470
  1,994,870   5.878% due 03/01/2008 ...........      1,935,808
  9,470,457   6.000% due 11/01/2028-01/01/2029       8,582,819
 49,844,486   6.500% due 11/01/2028-04/01/2029      46,539,716
 29,498,873   7.000% due 06/01/2010-07/01/2029      28,289,110
 15,748,865   7.500% due 12/01/2024-07/01/2029      15,452,229
  2,519,180   8.000% due 05/01/2022-01/01/2025       2,518,072
    360,644   8.500% due 02/01/2023-09/01/2025         366,526
    211,218   9.000% due 06/01/2016-06/01/2021         217,435
  3,307,246   6.820% due 02/01/2011 ...........      3,171,195
  9,097,431   7.500% due 02/01/2030 ...........      8,920,861
                                                 -------------
              Total FNMAs (Cost $121,662,659) .    116,014,241
                                                 -------------
     FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 20.3%
 26,580,567   6.500% due 02/01/2011-03/01/2029      25,220,970
 17,018,895   7.000% due 07/01/2024-07/01/2029      16,302,995
 38,595,890   7.500% due 07/01/2002-03/01/2013      38,450,143
 10,041,611   8.500% due 04/01/2019-07/01/2029      10,217,962
    512,448   8.750% due 01/01/2013 ...........        528,401
    827,530   9.000% due 12/01/2008-08/01/2022         851,890
    264,534   9.500% due 06/01/2016-05/01/2017         278,026
                                                 -------------
              Total FHLMCs (Cost $95,181,180)       91,850,387
                                                 -------------
              Total U.S. Government Agency
                Mortgage-Backed Securities
                (Cost $345,744,965) ...........    333,253,378
                                                 -------------

 COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) - 12.8%
              Federal Home Loan Mortgage Corporation:
  1,771,215     Series 1049, Class F,
                7.088% due 02/15/2021+ ........      1,797,419
    447,590     Series 1288, Class HA,
                5.500% due 11/15/2020 .........        442,199
  4,770,000     Series 1638, Class K,
                6.500% due 03/15/2023 .........      4,501,664

  PRINCIPAL
   AMOUNT                                             VALUE
  ---------                                           -----
$ 2,000,000     Series 1652, Class Pl,
                7.000% due 01/15/2024 .........   $  1,881,090
  7,500,000     Series 1981, Class C,
                6.500% due 08/15/2027 .........      6,931,941
  4,512,428     Series 2073, Class VA,
                6.500% due 12/15/2005 .........      4,398,512
  5,000,000     Series 2076, Class PB,
                6.000% due 10/15/2017 .........      4,886,775
              Federal National Mortgage Association:
  3,118,685     Series 1989-18, Class C,
                9.500% due 04/25/2004 .........      3,189,661
  1,318,034     Series 1990-49, Class G,
                9.000% due 05/25/2020 .........      1,355,958
  1,727,612     Series 1992-83, Class X,
                7.000% due 02/25/2022 .........      1,649,089
    642,451     Series 1993-103, Class FA,
                6.606% due 06/25/2019 .........        642,105
  4,200,000     Series 1993-103, Class PG,
                6.250% due 06/25/2019 .........      4,146,723
  2,993,637     Series 1993-162, Class E,
                6.000% due 08/25/2023 .........      2,762,256
  5,000,000     Series 1993-163, Class BE,
                7.000% due 10/25/2021 .........      4,833,953
  1,669,709     Series 1994-643, Class JC,
                7.500% due 08/25/2001 .........      1,670,937
  1,995,617     Series 1997-32, Class FA,
                6.756% due 04/25/2027 .........      2,014,397
  5,708,184     Series 1997-40, Class PE,
                6.750% due 07/18/2019 .........      5,675,048
    509,184     Series 1997-M1 Class A,
                6.784% due 01/17/2003 .........        507,973
  2,230,000     Series G93-11, Class D,
                6.000% due 08/25/2007 .........      2,212,729
  6,028,331     Trust 259 STRIP,
                7.000% due 04/01/2024 .........      1,876,787
    473,887   L.F. Rothschild Mortage Trust,
                Series 3, Class Z,
                9.950% due 09/01/2017 .........        501,630
                                                 -------------
              Total CMOs (Cost $57,723,204) ...     57,878,846
                                                 -------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.1%
              Federal Home Loan Banks, Bond:
  3,000,000     6.135% due 02/17/2009 .........      2,725,770
  6,500,000     6.810% due 08/20/2007 .........      6,188,065
  2,000,000   Federal National Mortgage Association,
                MTN,
                6.000% due 01/14/2005 .........      1,892,276
              Federal National Mortgage Association,
                Note:
 10,000,000     5.125% due 10/15/2008 .........      8,608,180
 12,500,000     6.000% due 05/15/2008 .........     11,511,125
  1,250,000   Federal National Mortgage
                Association, Deb.,
                6.210% due 08/06/2038 .........      1,089,242
                                                 -------------
              Total U.S. Government Agency
                Obligations
                (Cost $35,203,842) ............     32,014,658
                                                 -------------


                       See Notes to Financial Statements.

U.S. GOVERNMENT SECURITIES FUND

APRIL 30, 2000 (UNAUDITED)


  PRINCIPAL
   AMOUNT                                             VALUE
  ---------                                           -----


U.S. TREASURY OBLIGATIONS - 2.9%
      U.S. TREASURY BONDS - 2.7%
              U.S. Treasury Bond:
$ 7,000,000    8.125% due 08/15/2019** ......   $    8,408,750
  3,250,000     7.250% due 08/15/2022** ......       3,629,844
                                                 -------------
                                                    12,038,594
                                                 -------------
     U.S. TREASURY NOTE - 0.2%
  1,100,000   U.S. Treasury Note,
                6.500% due 10/15/2006** ......       1,098,282
                                                 -------------
              Total U.S. Treasury Obligations
                (Cost $13,699,690) ...........      13,136,876
                                                 -------------
 REPURCHASE AGREEMENT - 3.1%
   (COST $14,161,000)
 14,161,000     Agreement with Goldman Sachs &
                 Company, 5.640% dated 04/28/2000,
                 to be repurchased at $14,167,656
                 on 05/01/2000, collateralized
                 by $12,186,853 U.S. Treasury Note,
                 7.500% due 11/15/2024 (Market
                 Value $14,505,369) ...........     14,161,000
                                                 -------------
 TOTAL INVESTMENTS (Cost $466,532,701*)   99.5%    450,444,758
 OTHER ASSETS AND LIABILITIES (NET) ...    0.5       2,129,023
                                         -----   -------------
 NET ASSETS ...........................  100.0%   $452,573,781
                                         =====    ============

=========================

   * Aggregate cost for federal tax puposes.
  ** Securities on loan at April 30, 2000, which have an aggregate market value of $13,269,301, represent 2.9% of the total net assets of the Fund (Note 7).
   + Variable rate security. The interest rate shown reflects the rate currently in effect.

------------------------------------------------------------------
                  GLOSSARY OF TERMS

         MTN    --  Medium Term Note
       STRIP    --  Separate trading of registered interest and
                    principal of securities
------------------------------------------------------------------

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

INCOME FUND

APRIL 30, 2000 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                             VALUE
  ---------                                           -----


 CORPORATE BONDS AND NOTES - 60.1%
     INDUSTRIAL - 13.1%
$   250,000   Battle Mountain Gold Company,
                Conv Note,
                6.000% due 01/04/2005 .........   $    147,599
              Black & Decker Corporation, Note:
    185,000     7.500% due 04/01/2003 .........        183,248
     50,000     7.000% due 02/01/2006 .........         47,963
  5,000,000   Cendant Corporation, Note,
                7.750% due 12/01/2003 .........      4,930,960
    550,000   Comcast Cable Communication, Note,
                6.200% due 11/15/2008 .........        481,973
              Conagra, Inc., Sr. Note:
    750,000     9.750% due 03/01/2021 .........        824,178
    843,000     6.700% due 08/01/2027 .........        773,652
    350,000   CPC International, Inc., Note,
                6.150% due 01/15/2006 .........        328,917
    500,000   Crane Company, Note,
                8.500% due 03/15/2004 .........        514,697
    300,000   CSR America, Inc., Note,
                6.875% due 07/21/2005 .........        287,971
    493,000   Golden Books Publishing Company,
                Secured Bond,
                10.750% due 12/31/2004 ........        285,940
    400,000   Honeywell, Inc., Note,
                6.600% due 04/15/2001 .........        397,234
    675,000   Ingersoll-Rand Company, Sr. Note,
                6.255% due 02/15/2001 .........        669,443
  1,400,000   Integrated Device Technology, Inc.,
                Conv. Sub. Note,
                5.500% due 06/01/2002 .........      2,413,250
    200,000   International Business Machines
                Corporation, Note,
                6.375% due 06/15/2000 .........        199,900
  1,500,000   Jackson Products, Inc.,
                Company Guarantee,
                9.500% due 04/15/2005 .........      1,372,500
  2,000,000   Laidlaw Inc., Note,
                7.650% due 05/15/2006 .........        750,000
    250,000   Lennar Corporation, Sr. Note,
                7.625% due 03/01/2009 .........        213,337
    955,000   Lockheed Martin Corporation,
                Company Guarantee,
                7.750% due 05/01/2026 .........        861,651
              Loral Corporation, Deb.:
  1,000,000     8.375% due 06/15/2024 .........        978,471
  1,000,000     7.625% due 06/15/2025 .........        901,261
  2,250,000   Loral Space & Communications
                Ltd., Sr. Note,
                9.500% due 01/15/2006 .........      1,530,000
    540,000   Nabisco, Inc., Note,
                6.000% due 02/15/2001 .........        528,838
  6,500,000   Ogden Corporation, Deb.,
                9.250% due 03/01/2022 .........      7,133,237
  6,860,000   Praxair, Inc., Deb.,
                8.700% due 07/15/2022 .........      7,151,118
  PRINCIPAL
   AMOUNT                                             VALUE
  ---------                                           -----
              Raytheon Company:
$   750,000     Deb.,
                7.200% due 08/15/2027 .........  $     634,999
                Note:
  2,385,000     5.950% due 03/15/2001 .........      2,347,274
  1,070,000     6.450% due 08/15/2002 .........      1,037,272
              Royal Caribbean Cruises Ltd.,
                Sr. Note:
    426,000     7.125% due 09/18/2002 .........        407,320
    111,000     7.250% due 08/15/2006 .........        100,215
  2,000,000   S3, Inc., Conv. Note,
                5.750% due 10/01/2003 .........      1,835,000
  5,260,000   Time Warner, Inc., Deb.,
                9.150% due 02/01/2023 .........      5,709,514
              USA Waste Services, Inc.,
                Sr. Note:
    495,000     7.125% due 10/01/2007 .........        422,548
  1,000,000     7.000% due 07/15/2028 .........        728,665
  1,200,000   Veterinary Centers of America,
                Conv. Sub. Deb.,
                5.250% due 05/01/2006 .........      1,051,500
  1,000,000   V.F. Corporation, Note,
                9.500% due 05/01/2001 .........      1,020,055
              Waste Management, Inc.:
    750,000     Conv. Sub. Note,
                4.000% due 02/01/2002 .........        671,250
  1,145,000     Note,
                7.700% due 10/01/2002 .........      1,083,802
  3,450,000     Sr. Note,
                6.875% due 05/15/2009 .........      2,825,988
                                                 -------------
                                                    53,782,740
                                                 -------------
     BANKS - 8.2%
    400,000   Banc One Corporation, Sub. Note,
                10.000% due 08/15/2010 ........        452,054
  1,000,000   BankAmerica Corporation, Sub. Note,
                6.625% due 08/01/2007 .........        940,441
  1,000,000   Bank of New York, Sub. Note,
                7.875% due 11/15/2002 .........      1,002,463
  1,000,000   Barnett Banks, Florida, Inc.,
                Sub. Note,
                10.875% due 03/15/2003 ........      1,072,868
    690,000   BB&T Corporation, Sub. Note,
                7.250% due 06/15/2007 .........        654,997
  1,000,000   Chase Manhattan Corporation,
                Sub. Note,
                8.500% due 02/15/2002 .........      1,015,427
  1,000,000   Citicorp, Sub. Note,
                8.000% due 02/01/2003 .........      1,006,349
              Federal Home Loan Mortgage
                Corporation, Note:
 10,000,000     6.875% due 01/15/2005 .........      9,853,520
 10,000,000     7.000% due 03/15/2010 .........      9,801,350
  1,100,000   First Interstate Bancorp, Sub. Note,
                9.125% due 02/01/2004 .........      1,142,423
  1,000,000   First Nationwide Bank, Sub. Deb.,
                10.000% due 10/01/2006 ........      1,095,940
    246,000   First Union Corporation, Sub. Note,
                9.450% due 08/15/2001 .........        252,244


                       See Notes to Financial Statements.

INCOME FUND

APRIL 30, 2000 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                             VALUE
  ---------                                           -----


 CORPORATE BONDS AND NOTES (CONTINUED)
     BANKS (CONTINUED)
$   995,000   Fleet Financial Group, Inc.,
                Sub. Deb.,
                6.875% due 01/15/2028 .........  $     865,024
  1,000,000   Key Bank NA, Sub. Deb.,
                6.950% due 02/01/2028 .........        871,130
  1,000,000   Manufacturers & Trade Trust
                Company, Sub. Note,
                8.125% due 12/01/2002 .........      1,002,721
    500,000   Mercantile Bank, Sub. Note,
                7.625% due 10/15/2002 .........        497,425
    670,000   NationsBank Corporation,
                Sub. Note,
                6.800% due 03/15/2028 .........        576,638
  1,000,000   Norwest Bancorp, Sub. Deb.,
                6.650% due 10/15/2023 .........        856,268
    500,000   Summit Bancorp, Sub. Note,
                8.625% due 12/10/2002 .........        508,798
                                                 -------------
                                                    33,468,080
                                                 -------------
     FOREIGN (U.S. DOLLAR DENOMINATED) - 7.3%
    175,000   Abbey National First Capital,
                Sub. Note,
                8.200% due 10/15/2004 .........        175,512
  4,500,000   HIH Capital Ltd., Conv. Note,
                7.500% due 09/25/2006 .........      2,781,362
  1,000,000   Hyder Plc, Bond,
                6.750% due 12/15/2004++ .......        948,230
  8,500,000   Petro-Canada, Deb.,
                9.250% due 10/15/2021 .........      9,603,368
  1,650,000   Republic of Korea, Unsub. Note,
                8.875% due 04/15/2008 .........      1,705,687
  1,750,000   SB Treasury Company LLC, Bond,
                9.400% to 06/30/2008;
                10.925% due 12/29/2049++ ......      1,707,830
  2,490,000   Ssangyong Oil Refining Company,
                Conv. Deb.,
                3.750% due 12/31/2008 .........      2,875,950
  2,500,000   Tatneft Finance Plc, Company
                Guarantee,
                9.000% due 10/29/2002++ .......      1,981,250
  1,500,000   Tokai Pfd Capital Company, Bond,
                9.980% to 06/30/2008;
                11.091% due 12/29/2049++ ......      1,462,915
    500,000   Total Access Communications,
                Conv. Note,
                2.000% due 05/31/2006 .........        561,250
  5,750,000   Trans-Canada Pipeline Corporation,
                Deb.,
                8.500% due 03/20/2023 .........      5,938,123
                                                 -------------
                                                    29,741,477
                                                 -------------
     TRANSPORTATION - 7.2%
              Burlington Northern Santa Fe:
  5,000,000     Deb.,
                8.125% due 04/15/2020 .........      4,965,295
  1,500,000     Note,
                8.750% due 02/25/2022 .........      1,595,358
  3,030,000   Consolidated Rail Corporation,
                Deb.,
                9.750% due 06/15/2020 .........      3,522,645
  PRINCIPAL
   AMOUNT                                             VALUE
  ---------                                           -----
$   250,000   Equimar Shipholdings Ltd.,
                Company Guarantee,
                9.875% due 07/01/2007 .........  $     111,250
  5,000,000   Norfolk Southern Corporation,
                Sr. Note,
                6.200% due 04/15/2009 .........      4,385,655
              United Air Lines, Inc.:
  5,000,000     Equipment Trust Certificates,
                10.850% due 07/05/2014 ........      5,702,860
                Pass-through Certificates:
  3,000,000     9.080% due 10/26/2015 .........      3,171,105
  5,500,000     9.560% due 10/19/2018 .........      6,051,513
                                                 -------------
                                                    29,505,681
                                                 -------------
     FINANCIAL - 6.7%
     80,000   Associates Corporation NA, Sr. Note,
                6.625% due 05/15/2001 .........         79,522
  9,000,000   Barclays North American Capital
                Corporation, Deb.,
                9.750% due 05/15/2021 .........      9,565,938
  2,000,000   Continental Corporation, Note,
                7.250% due 03/01/2003 .........      1,915,642
    440,000   Equitable Companies Inc., Deb.,
                7.000% due 04/01/2028 .........        384,246
  1,000,000   GATX Leasing Corporation, MTN,
                10.000% due 03/21/2001 ........      1,016,104
    500,000   Jefferson-Pilot Capital Trust A,
                Bond,
                8.140% due 01/15/2046++ .......        438,876
    100,000   Jefferson-Pilot Capital Trust B,
                Company Guarantee,
                8.285% due 03/01/2046++ .......         89,310
  1,250,000   Kemper Corporation, Note,
                6.875% due 09/15/2003 .........      1,209,357
    495,000   MBNA America Bank NA, Note,
                6.920% due 05/30/2000 .........        495,205
              Merrill Lynch & Company Inc., Note:
  5,000,000     6.000% due 02/17/2009 .........      4,408,175
  1,450,000     6.500% due 07/15/2018 .........      1,242,472
  2,000,000     6.750% due 06/01/2028 .........      1,705,268
              Paine Webber Group, Inc., Sr. Note:
    830,000     8.060% due 01/17/2017 .........        798,030
    415,000     7.390% due 10/16/2017 .........        372,303
    500,000   PNC Institute Capital B,
                Company Guarantee,
                8.315% due 05/15/2027++ .......        475,298
  2,500,000   Superior Financial Corporation,
                Sr. Note,
                8.650% due 04/01/2003 .........      2,405,530
    500,000   Travelers Property Casualty
                Corporation, Note,
                6.750% due 04/15/2001 .........        496,637
    505,000   US Leasing International,
                Corporation, Sr. Note,
                8.750% due 12/01/2001 .........        511,914
                                                 -------------
                                                    27,609,827
                                                 -------------


                       See Notes to Financial Statements.

INCOME FUND

APRIL 30, 2000 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                             VALUE
  ---------                                           -----

 CORPORATE BONDS AND NOTES (CONTINUED)
     AUTO - 5.1%
$ 2,000,000   Ford Holdings, Inc., Deb.,
                9.375% due 03/01/2020 .........  $   2,233,244
              Ford Motor Company, Deb.:
  3,750,000     8.900% due 01/15/2032 .........      4,062,514
    825,000     7.400% due 11/01/2046 .........        750,833
  5,000,000   Ford Motor Credit Company,
                Sr. Note,
                5.800% due 01/12/2009 .........      4,366,705
              General Motors Corporation, Deb.:
    350,000     9.625% due 12/01/2000 .........        354,584
  8,000,000     9.400% due 07/15/2021 .........      9,171,456
                                                 -------------
                                                    20,939,336
                                                 -------------
     GAMING - 3.2%
  5,000,000   Circus Circus Enterprise, Deb.,
                7.000% due 11/15/2036 .........      4,130,055
  1,500,000   Louisiana Casino Cruises, Note,
                11.000% due 12/01/2005 ........      1,522,500
  5,000,000   Park Place Entertainment,
                Sr. Note,
                8.500% due 11/15/2006 .........      4,811,220
  1,250,000   Riviera Black Hawk Inc.,
                First Mortgage,
                13.000% due 05/01/2005 ........      1,343,750
  1,350,000   Riviera Holdings Corporation,
                Company Guarantee,
                10.000% due 08/15/2004** ......      1,221,750
                                                 -------------
                                                    13,029,275
                                                 -------------
     HEALTH CARE - 2.4%
  1,500,000   Aetna Services, Inc.,
                Company Guarantee,
                7.625% due 08/15/2026 .........      1,348,105
  1,500,000   American Home Products
                Corporation, Deb.,
                7.250% due 03/01/2023 .........      1,407,687
  1,500,000   Beverly Enterprises, Inc.,
                Company Guarantee,
                9.000% due 02/15/2006 .........      1,278,750
  1,047,000   CII Financial Inc., Conv. Note,
                7.500% due 09/15/2001 .........        730,282
    200,000   Dura Pharmaceuticals, Inc.,
                Sub. Note,
                3.500% due 07/15/2002 .........        163,750
    750,000   DVI, Inc., Sr. Note,
                9.875% due 02/01/2004 .........        690,938
  3,000,000   FHP International, Sr. Note,
                7.000% due 09/15/2003 .........      2,841,621
  1,800,000   Medical Care International Inc.
                (Columbia), Conv. Sub. Deb.,
                6.750% due 10/01/2006++ .......      1,575,000
                                                 -------------
                                                    10,036,133
                                                 -------------
     UTILITIES/TELECOMMUNICATIONS - 1.9%
    300,000   Avon Energy Partners Holding
                Sr. Note,
                6.730% due 12/11/2002++ .......        290,494
  PRINCIPAL
   AMOUNT                                             VALUE
  ---------                                           -----
$ 1,030,000   National Rural Utilities
                Cooperative Finance Corporation,
                Collateral Trust,
                5.700% due 01/15/2010 .........  $     887,945
  1,396,000   Niagara Mohawk Power Corporation,
                Deb.,
                8.770% due 01/01/2018 .........      1,464,623
  3,000,000   Texas Utilites Electric Company,
                First Mortgage,
                8.750% due 11/01/2023 .........      2,971,614
    220,000   Texas-New Mexico Power Company,
                Sr. Note,
                6.250% due 01/15/2009 .........        184,261
  1,000,000   Voicestream Wire Company,
                Sr. Discount Note,
                Zero Coupon to 11/15/2004;
                11.875% thereafter,
                10.375% due 11/15/2009++ ......      1,020,000
    996,000   Worldcom, Inc., Note,
                6.125% due 08/15/2001 .........        983,523
                                                 -------------
                                                     7,802,460
                                                 -------------
     OIL & GAS - 1.9%
  1,600,000   Burlington Resources, Deb.,
                9.125% due 10/01/2021 .........      1,743,819
  5,950,000   Phillips Petroleum Company, Deb.,
                9.180% due 09/15/2021 .........      5,942,170
                                                 -------------
                                                     7,685,989
                                                 -------------
     REAL ESTATE INVESTMENT TRUSTS - 1.7%
  2,000,000   American Health Properties, Inc.,
                Note,
                7.500% due 01/15/2007 .........      1,801,124
    500,000   Developers Diversified Realty,
                MTN, Sr. Note,
                6.580% due 02/06/2001 .........        494,335
              Franchise Finance Corporation:
  3,000,000     MTN,
                7.070% due 01/15/2008 .........      2,666,619
                Sr. Note:
    900,000     7.000% due 11/30/2000 .........        894,962
  1,100,000     7.875% due 11/30/2005 .........      1,052,121
                                                 -------------
                                                     6,909,161
                                                 -------------
     RETAIL SALES - 1.4%
  5,000,000   Safeway Inc., Note,
                7.500% due 09/15/2009 .........      4,805,530
    866,000   Saks, Inc., Company Guarantee,
                8.250% due 11/15/2008 .........        757,943
                                                 -------------
                                                     5,563,473
                                                 -------------
              Total Corporate Bonds and Notes
                (Cost $250,011,682) ...........    246,073,632
                                                 -------------
 U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   SECURITIES - 17.5%

     FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 6.7%
    719,232   #C00362
                9.000% due 06/01/2024 .........        740,404
  7,874,614   #C0070
                6.500% due 01/01/2029 .........      7,359,788


                       See Notes to Financial Statements.

INCOME FUND

APRIL 30, 2000 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                             VALUE
  ---------                                           -----


 U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   SECURITIES (CONTINUED)

     FEDERAL HOME LOAN MORTGAGE CORPORATION
       (FHLMC) (CONTINUED)
$ 7,270,136   #C00785
                6.500% due 06/01/2029 .........  $   6,794,829
 11,953,469   #C29918
                6.500% due 08/01/2029 .........     11,171,975
    259,148   #C80253
                9.000% due 01/01/2025 .........        266,776
  1,160,205   #G10735
                7.500% due 09/01/2012 .........      1,154,909
                                                 -------------
              Total FHLMCs (Cost $28,139,441) .     27,488,681
                                                 -------------
     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
       (GNMA) - 5.1%
     82,832   9.000% due 12/01/2004 ...........         84,019
    541,241   6.500% due 08/15/2023 ...........        507,547
  1,509,533   6.500% due 12/15/2023 ...........      1,415,560
    332,848   7.500% due 12/15/2023 ...........        328,623
  1,904,952   6.000% due 02/15/2024 ...........      1,732,430
  1,491,643   6.500% due 03/15/2024 ...........      1,398,784
  1,331,754   6.500% due 07/15/2024 ...........      1,255,102
    136,468   8.000% due 06/15/2027 ...........        137,047
  1,318,513   8.000% due 08/15/2027 ...........      1,324,114
    348,314   7.500% due 01/15/2028 ...........        342,762
    226,933   7.500% due 02/15/2028 ...........        223,316
    699,674   7.500% due 03/15/2028 ...........        688,521
    442,715   7.500% due 08/15/2028 ...........        435,658
    468,355   7.500% due 10/15/2028 ...........        460,889
 10,974,805   7.000% due 02/20/2030 ...........     10,513,150
                                                 -------------
              Total GNMAs (Cost $21,174,319) ..     20,847,522
                                                 -------------
     FEDERAL NATIONAL MORTGAGE ASSOCIATION
       (FNMA) - 5.7%
  1,199,155   6.000% due 08/01/2013 ...........      1,123,530
    576,044   5.500% due 03/01/2014 ...........        527,547
    914,278   5.500% due 03/01/2014 ...........        837,305
    314,122   7.536% due 06/01/2016 ...........        310,096
     49,213   7.000% due 07/01/2022 ...........         47,112
    140,933   7.000% due 07/01/2023 ...........        134,917
     54,499   7.000% due 08/01/2026 ...........         52,173
    100,564   7.000% due 09/01/2026 ...........         96,271
     18,462   7.000% due 11/01/2026 ...........         17,674
  3,224,896   6.500% due 09/01/2028 ...........      3,011,037
  2,740,984   6.500% due 11/01/2028 ...........      2,559,216
    125,692   6.000% due 02/01/2029 ...........        113,837
    960,467   6.000% due 03/01/2029 ...........        869,881
    944,985   6.000% due 04/01/2029 ...........        855,859

  PRINCIPAL
   AMOUNT                                             VALUE
  ---------                                           -----
$ 4,969,555   7.000% due 01/01/2030 ...........  $   4,757,405
  8,000,000   7.630% due 02/01/2010 ...........      7,982,092
                                                 -------------
              Total FNMAs (Cost $24,153,343) ..     23,295,952
                                                 -------------
              Total U.S. Government Agency
                Mortgage-Backed Securities
                (Cost $73,467,103) ............     71,632,155
                                                 -------------
 COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) - 1.9%
  1,750,000   Donaldson, Lufkin & Jenrette
                Acceptance Corporation,
                1993-MF17 A2,
                7.350% due 12/18/2003 .........      1,747,501
  1,349,159   Donaldson, Lufkin & Jenrette
                Acceptance Corporation,
                1995-Q10 B1,
                8.461% due 12/10/2026 .........      1,210,796
    149,561   Federal National Mortgage
                Association, Series 1996-M7B,
                6.858% due 06/17/2011 .........        149,253
  1,491,251   Federal National Mortgage
                Association, Series 1997-42,
                7.250% due 03/18/2026 .........      1,471,256
    354,356   Resolution Trust Corporation,
                1991-M2 A2,
                7.132% due 09/25/2020 .........        336,923
  2,791,958   Weyerhauser Mortgage Corporation,
                1982-C FHA Putable,
                7.430% due 08/01/2022 .........      2,770,355
                                                 -------------
              Total CMOs
                (Cost $7,688,665) .............      7,686,084
                                                 -------------

 U.S. TREASURY OBLIGATIONS - 14.7%

     U.S. TREASURY NOTES - 9.6%
              U.S. Treasury Notes:
  7,500,000     6.000% due 08/15/2004** .......      7,345,313
 25,000,000     5.625% due 05/15/2008** .......     23,765,625
  8,300,000     6.000% due 08/15/2009** .......      8,102,875
                                                 -------------
                                                    39,213,813
                                                 -------------
     U.S. TREASURY BONDS - 5.1%
              U.S. Treasury Bond:
  3,985,000     7.250% due 08/15/2022 .........      4,450,747
 10,500,000     6.250% due 08/15/2023 .........     10,506,563
  1,500,000     6.125% due 11/15/2027 .........      1,485,938
  5,000,000     5.250% due 11/15/2028 .........      4,387,500
                                                 -------------
                                                    20,830,748
                                                 -------------
              Total U.S. Treasury Obligations
                (Cost $60,688,306) ............     60,044,561
                                                 -------------

   SHARES
   ------
 PREFERRED STOCKS - 0.1%
      7,000   California Federal, Series A,
                Conv. Pfd.,
                9.125% due 01/31/2002 .........        155,750
     15,100   First Industrial Realty Trust
                Inc., Series A, Conv. Pfd.,
                9.500% due 11/17/2000 .........        334,088
                                                 -------------
              Total Preferred Stocks
                (Cost $563,630) ...............        489,838
                                                 -------------


                       See Notes to Financial Statements.

INCOME FUND

APRIL 30, 2000 (UNAUDITED)

   SHARES                                             VALUE
   ------                                             -----
 COMMON STOCK - 0.0%#
   (COST $118,997)
     24,083   Golden Books Family Entertainment   $     26,341
                                                  ------------

  PRINCIPAL
   AMOUNT
  ---------
REPURCHASE AGREEMENT - 3.6%
   (COST $14,779,000)
$14,779,000   Agreement with Goldman Sachs &
                Company, 5.640% dated 04/28/2000,
                to be repurchased at $14,785,946
                on 05/01/2000, collateralized by
                $12,718,699 U.S. Treasury Note,
                7.500% due 11/15/2024
                (Market Value $15,138,397) ...      14,779,000
                                                 -------------
TOTAL INVESTMENTS (Cost $407,317,383) ..  97.9%    400,731,611
OTHER ASSETS AND LIABILITIES (NET) .....   2.1       8,478,076
                                         -----   -------------
NET ASSETS ............................. 100.0%   $409,209,687
                                         =====    ============
----------------------

  * Aggregate cost for federal tax purposes.
 ** Securities on loan at April 30, 2000, which have an aggregate market value of $15,440,965, represent 3.8% of the total net assets of the Fund (Note 7). # Amount represents less than 0.1% of net assets.
 ++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.

--------------------------------------------------
              GLOSSARY OF TERMS

     FHA   --  Federal Housing Authority
     MTN   --  Medium Term Note
--------------------------------------------------
                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

HIGH YIELD FUND

APRIL 30, 2000 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----


 CORPORATE BONDS AND NOTES - 78.7%
     TELECOMMUNICATIONS/MEDIA - 16.4%
$ 7,050,000   Charter Communications Holdings
                LLC, Sr. Note,
                8.625% due 04/01/2009 .........  $   6,195,188
  3,000,000   ICO Global Communications, Units,
                15.000% due 08/01/2005 ........      1,755,000
  3,250,000   Loral Space & Communications Ltd.,
                Sr. Note,
                9.500% due 01/15/2006++ .......      2,210,000
  5,000,000   Nextlink Communications Inc.,
                Sr. Note,
                10.750% due 06/01/2009 ........      4,937,500
  5,000,000   Voicestream Wire Company, Sr. Note,
                Zero coupon to 11/15/2004;
                11.875% thereafter,
                10.375% due 11/15/2009++ ......      5,100,000
  5,500,000   Winstar Communications Inc.,
                Sr. Note,
                12.750% due 04/15/2010++ ......      5,280,000
  2,000,000   XM Satellite Radio Inc., Units,
                14.000% due 03/15/2010++ ......      1,810,000
                                                 -------------
                                                    27,287,688
                                                 -------------
     FOREIGN (U.S. DOLLAR DENOMINATED) - 15.3%
  1,000,000   @ Entertainment Inc., Sr. Disc.
                Note, Zero coupon to 07/15/2003;
                14.500% due 07/15/2008** ......        655,000
  5,800,000   @ Entertainment Inc., Sr. Disc.
                Note, Zero coupon to 02/01/2004;
                14.500% due 02/01/2009 ........      3,567,000
              HIH Capital Ltd., Conv. Note:
  2,305,000     7.500% due 09/25/2006 .........      1,424,676
  1,300,000     7.500% due 09/25/2006++ .......        786,500
  7,000,000   Mexican United States, Bond,
                9.875% due 02/01/2010 .........      7,227,500
              Philippine Long Distance Telephone
                Company, MTN:
  1,500,000     7.850% due 03/06/2007 .........      1,269,300
  1,000,000     10.500% due 04/15/2009 ........        957,158
  3,050,000   SB Treasury Company LLC, Bond,
                9.400% to 06/30/2008;
                10.925% due 12/29/2049++ ......      2,976,504
  1,415,000   Ssangyong Oil Refining Company,
                Conv. Deb.,
                3.750% due 12/31/2008 .........      1,634,325
  3,600,000   Tokai Pfd Capital Company, Bond,
                9.980% to 06/30/2008;
                11.091% due 12/29/2049++ ......      3,510,997
  1,060,000   Total Access Communications, Conv.
                Note,
                2.000% due 05/31/2006 .........      1,189,850
  1,000,000   V2 Music Holdings Plc, Sr. Disc.
                Note, Zero coupon to 04/15/2003;
                14.000% due 04/15/2008++ ......        295,000
                                                 -------------
                                                    25,493,810
                                                 -------------

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----

     INFORMATION TECHNOLOGY - 13.2%
$ 1,000,000   Adaptec Inc., Conv. Sub. Note,
                4.750% due 02/01/2004 .........   $    836,250
  1,750,000   Arbor Software, Conv. Sub.Note,
                4.500% due 03/15/2005 .........      1,452,500
  2,000,000   Credence Systems Corporation,
                Conv. Sub. Note,
                5.250% due 09/15/2002 .........      4,332,500
  4,500,000   Exodus Communications Inc.,
                Sr. Note,
                10.750% due 12/15/2009 ........      4,511,250
  2,000,000   HMT Technology Corporation,
                Conv. Sub. Note,
                5.750% due 01/15/2004 .........        872,500
  1,898,000   Integrated Device Technology Inc.,
                Conv. Sub. Note,
                5.500% due 06/01/2002 .........      3,271,678
 10,341,000   Networks Associates Inc.,
                Conv. Sub. Deb.,
                Zero coupon due 02/13/2018 ....      3,696,908
  3,350,000   S3 Inc., Conv. Sub. Note,
                5.750% due 10/01/2003 .........      3,073,625
                                                 -------------
                                                    22,047,211
                                                 -------------
     HEALTH CARE - 13.2%
  7,150,000   Beverly Enterprises, Inc.
                Gtd. Deb.,
                9.000% due 02/15/2006** .......      6,095,375
    279,000   CII Financial Inc., Conv. Note,
                7.500% due 09/15/2001 .........        194,602
    500,000   Columbia/HCA Healthcare
                Corporation, Note,
                7.750% due 07/15/2036 .........        401,420
  2,800,000   Dura Pharmaceuticals Inc.,
                Conv. Sub. Note,
                3.500% due 07/15/2002 .........      2,292,500
  6,400,000   DVI Inc., Sr. Note,
                9.875% due 02/01/2004 .........      5,896,000
    550,000   Mariner Post - Acute Network,
                Sub. Note,
                9.500% due 11/01/2007 .........          2,750
  4,321,000   Medical Care International Inc.
                (Columbia), Conv. Sub. Deb.,
                6.750% due 10/01/2006++ .......      3,780,875
  1,870,000   Omnicare Inc., Conv. Bond,
                5.000% due 12/01/2007 .........      1,474,962
  5,000,000   PhyCor Inc., Conv. Sub. Deb.,
                4.500% due 02/15/2003 .........      1,837,500
                                                 -------------
                                                    21,975,984
                                                 -------------
     SERVICE - 8.1%
  6,815,000   Veterinary Centers of America,
                Conv. Sub. Deb.,
                5.250% due 05/01/2006 .........      5,971,644
  8,450,000   Waste Management Inc., Conv.
                Sub. Note,
                4.000% due 02/01/2002 .........      7,562,750
                                                 -------------
                                                    13,534,394
                                                 -------------

                       See Notes to Financial Statements.

HIGH YIELD FUND

APRIL 30, 2000 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----


 CORPORATE BONDS AND NOTES (CONTINUED)
     GAMING - 7.4%
$   953,000   Isle of Capri Black Hawk LLC,
                First Mortgage,
                13.000% due 08/31/2004 ........  $   1,041,152
  2,000,000   Louisiana Casino Cruises, Note,
                11.000% due 12/01/2005 ........      2,030,000
  4,125,000   Majestic Star LLC, Company
                Guarantee,
                10.875% due 07/01/2006 ........      3,856,875
  2,715,000   Riviera Black Hawk Inc.,
                First Mortgage,
                13.000% due 05/01/2005 ........      2,918,625
  2,662,000   Riviera Holdings Corporation,
                Company Guarantee,
                10.000% due 08/15/2004 ........      2,409,110
                                                 -------------
                                                    12,255,762
                                                 -------------
     TRANSPORTATION - 2.4%
  9,079,000   Equimar Shipholdings Ltd.,
                Gtd. Deb.,
                9.875% due 07/01/2007 .........      4,040,155
                                                 -------------
     CONSUMER NON-DURABLES - 1.3%
 12,900,000   Sunbeam Corporation,
                Sr. Sub. Deb.,
                Zero coupon due 03/25/2018 ....      2,225,250
                                                 -------------
     MANUFACTURING - 1.0%
  1,750,000   Jackson Products Inc.,
                Company Guarantee,
                9.500% due 04/15/2005 .........      1,601,250
                                                 -------------
     FOREIGN (U.S. NON-DOLLAR DENOMINATED) - 0.4%
    525,000   IPC Magazines Plc, Bond,
                9.625% due 03/15/2008 .........        686,593
                                                 -------------
              Total Corporate Bonds and Notes
                (Cost $131,656,645) ...........    131,148,097
                                                 -------------
 U.S. TREASURY NOTE - 4.2%
   (COST $7,083,633)
  7,000,000   6.500% due 10/15/2006 ...........      6,989,066
                                                 -------------
 COLLATERALIZED MORTGAGE OBLIGATION - 0.2%
   (COST $388,457)
    415,462   Donaldson, Lufkin & Jenrette
                Mortgage Acceptance Corporation,
                1995-Q10 B1,
                8.461% due 01/25/2026 .........        372,854
                                                 -------------
   SHARES
   ------

 COMMON STOCKS - 7.6%
    217,200   Health Care Property Investors,
                Inc. ..........................      6,054,450
    604,500   Huntingdon Life Sciences Group
                Plc, ADR+ .....................        604,500
    455,100   Nationwide Health Properties Inc.      6,030,075
                                                 -------------
                                                    12,689,025
                                                 -------------
              Total Common Stocks
                (Cost $12,856,588) ............     12,689,025
                                                 -------------

   SHARES                                              VALUE
  ---------                                            -----
 PREFERRED STOCK - 2.0%
   (COST $3,353,861)
    145,900   First Industrial Realty Trust Inc.,
                Series A, Conv. Pfd.,
                9.500% due 11/17/2000 .........  $   3,228,038
                                                 -------------
 WARRANTS - 0.0%#
   (COST $10)
      1,000   V2 Music Holdings Plc,
                Expires 04/15/2008+,++ ........             10
                                                 -------------
   PRINCIPAL
    AMOUNT
   ---------
REPURCHASE AGREEMENT - 5.9%
   (COST $9,903,000)
$   9,903,000 Agreement with Goldman Sachs &
                Company, 5.640% dated 04/28/2000,
                to be repurchased at $9,907,654
                on 05/01/2000, collateralized
                by $8,522,449 U.S. Treasury Note,
                7.500% due 11/15/2024
                (Market Value $10,143,822) ....      9,903,000
                                                  ------------
TOTAL INVESTMENTS (Cost $165,242,194*)     98.6%   164,330,090
OTHER ASSETS AND LIABILITIES (NET) ....     1.4      2,389,107
                                         ------   ------------
NET ASSETS ............................   100.0%  $166,719,197
                                         ======   ============

========================

  *  Aggregate cost for federal tax purposes.
 ** Securities on loan at April 30, 2000, which have an aggregate market value of $4,422,375, represent 2.7% of the total net assets of the Fund (Note 7).
 #   Amount represents less than 0.1% of net assets.
 +   Non-income producing security.
++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

---------------------------------------------------------
             GLOSSARY OF TERMS

    ADR    --   American Depositary Receipt
    MTN    --   Medium Term Note
---------------------------------------------------------
                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT BOND FUND

APRIL 30, 2000 (UNAUDITED)


  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----

 MUNICIPAL BONDS AND NOTES - 101.8%
     ALASKA - 1.3%
$ 1,235,000   Anchorage, Electric Utility,
                (MBIA Insured),
                6.500% due 12/01/2013 .......    $   1,371,492
  2,000,000   Anchorage, Ice Rink Revenue,
                6.375% due 01/01/2020 .......        1,860,260
                                                 -------------
                                                     3,231,752
                                                 -------------
     ARIZONA - 2.2%
              Salt River Project Agricultural
                Improvement & Power District:
  3,000,000     Series A,
                5.750% due 01/01/2009 .......        3,119,100
  1,500,000     Series C,
                6.250% due 01/01/2019 .......        1,518,795
    740,000   Tucson, Airport Authority Inc.,
                Supplemental Facilities Revenue,
                AMT,
                8.700% due 09/01/2019 .......          763,103
                                                 -------------
                                                     5,400,998
                                                 -------------
     CALIFORNIA - 6.2%
 15,000,000   Anaheim, Public Financing
                Authority Lease, Capital
                Appreciation Subordinate
                Public Improvements, Project-C,
                (FSA Insured),
                Zero coupon due 09/01/2034 ....      1,861,200
  5,860,000   California Educational Facilities
                Authority Revenue, Loyola
                Marymount, (MBIA Insured),
                Zero coupon due 10/01/2020 ....      1,648,184
  2,000,000   Center Unified School District
                California, Capital Appreciation,
                Series C, GO, (MBIA Insured),
                Zero coupon due 09/01/2018 ....        689,040
              Foothill/Eastern Corridor Agency,
                California Toll Road Revenue:
  2,000,000     (MBIA Insured),
                Zero coupon due 01/15/2018 ....        692,840
  1,490,000     5.800% due 01/15/2020 .........        788,150
  3,500,000   Lodi, Electric System Revenue, COP,
                Series B, (MBIA Insured),
                Zero coupon due 01/15/2024 ....        799,400
    550,000   Los Angeles, Regional Airport
                Improvement, Series A, AMT,
                6.700% due 01/01/2022 .........        558,943
  2,700,000   Orange County Recovery, COP,
                Series A, (MBIA Insured),
                6.000% due 07/01/2026 .........      2,730,132
  1,173,000   Sacramento, Centrex System Lease,
                COP, Series A,
                5.550% due 09/15/2004 .........      1,146,983
  1,000,000   Sacramento, City Financing
                Authority Revenue, Convention
                Center Hotel, Series A,
                6.250% due 01/01/2030 .........        920,610
  2,500,000   San Diego, Convention Center
                Expansion Financing Authority
                Revenue, Series A,
                4.750% due 04/01/2028 .........      2,076,950

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----
$ 7,000,000   San Joaquin Hills, California
                Transportation Corridor, Agency
                Toll Road Revenue,
                Series A, (MBIA Insured),
                Zero coupon due 01/15/2034 ....  $     912,730
                                                 -------------
                                                    14,825,162
                                                 -------------
     COLORADO - 4.7%
              Denver City and County, Airport
                Revenue, AMT:
  1,045,000     Series A, Pre-refunded,
                8.500% due 11/15/2023 .......        1,082,683
                Series A, Unrefunded:
  1,470,000     8.875% due 11/15/2012 .......        1,572,062
  1,835,000     8.000% due 11/15/2025 .......        1,896,289
  1,920,000     Series C,
                6.600% due 11/15/2004 .......        1,998,874
  4,500,000   Meridian Metropolitan District,
                GO,
                7.500% due 12/01/2011 .......        4,678,740
                                                 -------------
                                                    11,228,648
                                                 -------------
     CONNECTICUT - 1.1%
  1,500,000   Connecticut State Special
                Obligation Parking Revenue,
                Bradley International Airport,
                Series A, AMT,
                6.600% due 07/01/2024 .......        1,494,435
    995,000   Mashantucket Western Pequot Tribe,
                Special Revenue, Series A,
                Pre-refunded,
                6.500% due 09/01/2005 .......        1,064,849
                                                 -------------
                                                     2,559,284
                                                 -------------
     DISTRICT OF COLUMBIA - 1.1%
    630,000   District of Columbia, COP,
                6.875% due 01/01/2003 .......          639,129
    500,000   District of  Columbia, Water
                & Sewer Authority, (FSA Insured),
                5.500% due 10/01/2017 .......          493,635
  1,500,000   Metropolitan District, Washington
                D.C., Airport  Authority,
                General Airport Revenue,
                Series A, AMT, (MBIA Insured),
                6.625% due 10/01/2019 .......        1,556,715
                                                 -------------
                                                     2,689,479
                                                 -------------
     FLORIDA - 5.7%
 22,520,000   Dade County, Guaranteed Entitlement
                Revenue, Capital Appreciation,
                Series A, (MBIA Insured),
                Zero coupon due 02/01/2018 ..        7,656,124
  1,000,000   Florida Board of Education,
                Series A, (FGIC Insured),
                4.500% due 06/01/2023 .......          806,850
  5,000,000   Orlando Utilities Commission
                Water & Electric,
                6.000% due 10/01/2010 .......        5,324,750
                                                 -------------
                                                    13,787,724
                                                 -------------


                       See Notes to Financial Statements.

TAX-EXEMPT BOND FUND

APRIL 30, 2000 (UNAUDITED)


  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----


 MUNICIPAL BONDS AND NOTES (CONTINUED)
     GEORGIA - 6.2%
$ 1,000,000   Atlanta, Airport Facilities Revenue,
                AMT,
                7.250% due 01/01/2017 .......     $   1,038,460
  2,000,000   Georgia Municipal Electric
                Authority Power, Series Z, (MBIA
                Insured), 5.500% due 01/01/2020       1,963,300
  5,000,000   Georgia State, GO, Series B,
                6.300% due 03/01/2009 .......         5,409,400
              Monroe, PCR, (Oglethorpe Power
                Company):
  2,500,000     6.700% due 01/01/2009 .......         2,692,900
  3,410,000     6.750% due 01/01/2010 .......         3,714,138
                                                  -------------
                                                     14,818,198
                                                  -------------
     HAWAII - 0.9%
              Honolulu City & County, GO,
                Series A:
    730,000     Pre-refunded,
                6.000% due 01/01/2012 .......           774,326
  1,270,000     Unrefunded,
                6.000% due 01/01/2012 .......         1,333,563
                                                  -------------
                                                      2,107,889
                                                  -------------
     IDAHO - 0.9%
  2,000,000   Idaho Health Facilities Authority
                Revenue, (Inverse Floater), ETM,
                6.650% due 02/15/2021+ ......         2,199,780
                                                  -------------
     ILLINOIS - 15.4%
              Bolingbrook, Capital Appreciation,
                (MBIA Insured):
  4,000,000     Series B,
                Zero coupon due 01/01/2030 ..           618,600
  4,915,000     Series C,
                Zero coupon due 01/01/2025 ..         1,073,927
 10,000,000   Chicago, Board of Education, School
                Reform, Series A, (FGIC Insured),
                Zero coupon due 12/01/2031 ..         1,413,900
  3,665,000   Chicago, Gas Supply Revenue,
                (Peoples Gas),
                6.875% due 03/01/2015 .......         3,838,831
              Chicago, O'Hare International Airport
                Supplemental Facilities, AMT:
    700,000     American Air Lines, Special Series A,
                7.875% due 11/01/2025 .......           717,857
  6,000,000     International Terminal (MBIA Insured),
                6.750% due 01/01/2012 .......         6,237,720
                United Air Lines:
    615,000     8.400% due 05/01/2004 .......           628,524
    725,000     8.950% due 05/01/2018 .......           755,269
              Cook County, School District,
                Number 026, ETM, (MBIA Insured):
  1,445,000     Zero coupon due 12/01/2003 ..         1,197,905
  1,020,000     Zero coupon due 12/01/2004 ..           800,771
              Illinois Health Facilities Authority
                Revenue:
    240,000     Glenoak Medical Center, Series D,
                Pre-refunded,
                9.500% due 11/15/2015 .......           251,530

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----
$ 4,340,000     Hindsdale Hospital, Series B, ETM,
                9.000% due 11/15/2015 .......       $ 4,536,906
  3,000,000     Rush Presbyterian - St. Luke's
                Medical Center, Residual Interest
                Bond, (MBIA Insured),
                9.057% due 10/01/2024+ ......         3,292,500
  5,000,000     Sister Services Hospital, Residual
                Interest Bond, (MBIA Insured),
                Pre-refunded,
                9.067% due 06/19/2015+ ......         5,468,750
              Metropolitan Pier and Exposition
                Authority, Dedicated State Tax,
                (FGIC Insured):
    620,000     Pre-refunded,
                Zero coupon due 06/15/2008 ..           400,111
                Unrefunded:
  3,380,000     Zero coupon due 06/15/2008 ..         2,169,216
  5,185,000     Zero coupon due 06/15/2009 ..         3,139,777
    815,000     ETM,
                Zero coupon due 06/15/2009 ..           496,604
                                                  -------------
                                                     37,038,698
                                                  -------------
     INDIANA - 2.6%
  6,000,000   Indiana Municipal Power Agency,
                Series A, (MBIA Insured),
                6.125% due 01/01/2013 .......         6,375,420
                                                  -------------
     KENTUCKY - 1.7%
  1,000,000   Georgetown, College Revenue Bond,
                Georgetown College Project,
                Series A, (ACA Insured),
                6.125% due 11/15/2029 .......           955,390
              Jefferson County, Hospital Revenue,
                Residual Interest Bond,
                (MBIA Insured):
    900,000     Pre-refunded,
                7.364% due 10/09/2008+ ......           986,625
  2,100,000     Unrefunded,
                7.364% due 10/09/2008+ ......         2,275,875
                                                  -------------
                                                      4,217,890
                                                  -------------
     LOUISIANA - 0.2%
  1,500,000   Louisiana Public Facilities
                Authority Revenue, Series B, ETM,
                Zero coupon due 12/01/2019 ..           467,505
                                                  -------------
     MARYLAND - 2.5%
  5,000,000   Baltimore, Port Facilities Revenue,
                Consolidated Coal Sales,
                Series B,
                6.500% due 10/01/2011 .......         5,260,800
  1,000,000   Maryland, Economic Development
                Corporation, Student Housing
                Revenue, Collegiate Housing
                Towson, Series A,
                5.750% due 06/01/2029 .......           879,560
                                                  -------------
                                                      6,140,360
                                                  -------------
     MASSACHUSETTS - 1.2%
  1,000,000   Massachusetts, Development Finance
                Agency Revenue, (Hillcrest
                Educational Centers Inc.),
                6.375% due 07/01/2029 .......           946,870


                       See Notes to Financial Statements.

TAX-EXEMPT BOND FUND

APRIL 30, 2000 (UNAUDITED)


  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----


 MUNICIPAL BONDS AND NOTES (CONTINUED)
       MASSACHUSETTS (CONTINUED)
$ 1,900,000  Massachusetts, Health and Education
               Facility Authority Revenue,
               (Capital Assets), Series D, (MBIA
               Insured), 6.050% due 01/01/2035+  $   1,900,000
                                                  ------------
                                                     2,846,870
                                                  ------------
     MICHIGAN - 1.1%
  1,000,000   Michigan State Hospital Finance
                Authority Revenue, Detroit Medical
                Center, Series A, Pre-refunded,
                5.250% due 08/15/2028 .......          712,630
  2,000,000   Michigan State Strategic Fund,
                Limited Obligation Revenue,
                (Detroit Edison Company),
                Series A, AMT, (MBIA Insured),
                5.550% due 09/01/2029 .......        1,849,140
                                                 -------------
                                                     2,561,770
                                                 -------------
     MISSISSIPPI - 3.5%
              Lowndes County, Solid Waste
                Disposal, PCR, (Weyerhauser
                Company Project):
  4,000,000     Series A,
                6.800% due 04/01/2022+ ......        4,317,040
  4,000,000     Series B,
                6.700% due 04/01/2022+ ......        4,231,320
                                                 -------------
                                                     8,548,360
                                                 -------------
     MONTANA - 0.4%
  1,000,000   Forsyth, PCR, Puget Sound Power &
                Light, Series B, AMT, (AMBAC
                Insured), 7.250% due 08/01/2021      1,042,990
                                                 -------------
     NEBRASKA - 3.3%
    450,000   Nebraska Investment Finance
                Authority, Single Family Housing
                Revenue, Residual Interest Bond,
                AMT, (GNMA Collateral),
                8.857% due 09/15/2024+ ......          469,687
  7,000,000   Omaha Public Power District
                Electric, Series B, ETM,
                6.150% due 02/01/2012 .......        7,404,320
                                                 -------------
                                                     7,874,007
                                                 -------------
     NEVADA - 2.1%
  4,000,000   Clark County, IDR, Nevada Power
                Company, Series A, AMT, (FGIC
                Insured), 6.700% due 06/01/2022      4,156,240
  1,000,000   Clark County, Las Vegas Convention,
                GO, Series A,
                5.000% due 07/01/2024 .......          860,080
                                                 -------------
                                                     5,016,320
                                                 -------------
     NEW JERSEY - 0.9%
  1,400,000   New Jersey Economic Development
                Authority Revenue, Educational
                Testing Service, Series A, AMT,
                (MBIA Insured),
                4.750% due 05/15/2025 .......        1,177,022

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----
$ 1,000,000   New Jersey Economic Development
                Authority, Special Facilities
                Revenue, Continental Airlines
                Inc.,
                6.250% due 09/15/2029 .......    $     912,720
                                                 -------------
                                                     2,089,742
                                                 -------------
     NEW MEXICO - 1.0%
  1,500,000   Lordsburg, PCR, (Phelps Dodge),
                6.500% due 04/01/2013 .......        1,527,645
  1,000,000   New Mexico State Hospital,
                Equipment Loan Council, Hospital
                Revenue, (Memorial Medical
                Center, Inc.),
                5.500% due 06/01/2028 .......          785,760
                                                 -------------
                                                     2,313,405
                                                 -------------
     NEW YORK - 5.0%
  5,500,000   Long Island Power Authority,
                Electric System Revenue,
                (FSA Insured),
                Zero coupon due 06/01/2020 ..        1,681,845
  1,265,000   Metropolitan Transportation
                Authority, Service Contract
                Transportation Facilities,
                Series 7,
                4.750% due 07/01/2019 .......        1,049,634
  1,000,000   New York, GO, Unrefunded, Series B,
                (FSA Insured), ETM,
                7.000% due 06/01/2014*** ....        1,036,580
    200,000   New York City, GO, Series B,
                (FGIC Insured),
                6.100% due 10/01/2021 .......          200,000
  1,100,000   New York City Transitional Finance
                Authority Revenue, Future Tax
                Secured, Series C,
                5.000% due 05/01/2029 .......          940,973
              New York State Dormitory Authority
                Revenue:
  2,000,000     New York University, Series A,
                (AMBAC Insured),
                5.250% due 07/01/2006## .....        1,998,380
  1,000,000     State University Educational
                Facilities, (MBIA Insured),
                6.000% due 05/15/2016 .......        1,036,890
  2,000,000   New York State Housing Finance
                Agency Revenue, MFHR, Second
                Mortgage, Series F, AMT,
                (Sonyma Program Insured),
                6.625% due 08/15/2012 .......        2,047,860
  2,500,000   North Hempstead, GO, Series A,
                (FGIC Insured),
                4.750% due 01/15/2023 .......        2,105,400
                                                 -------------
                                                    12,097,562
                                                 -------------
     NORTH DAKOTA - 1.4%
  3,370,000   Mercer County, PCR,
                (Otter Trail Power),
                6.900% due 02/01/2019 .......        3,469,988
                                                 -------------
     OHIO - 1.0%
  1,240,000   Lorain County, Hospital Revenue,
                Humility of Mary Health Care,
                Series B, ETM,
                7.200% due 12/15/2011 .......        1,313,854


                       See Notes to Financial Statements.

TAX-EXEMPT BOND FUND

APRIL 30, 2000 (UNAUDITED)


  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----


 MUNICIPAL BONDS AND NOTES (CONTINUED)
       OHIO (CONTINUED)
$ 1,000,000   Montgomery County, Hospital
                Revenue, (Grandview Hospital
                & Medical Center),
                5.250% due 12/01/2003 .......    $   1,005,310
                                                 -------------
                                                     2,319,164
                                                 -------------
     OKLAHOMA - 1.0%
  1,165,000   Oklahoma Housing and Finance
                Authority, Single Family Revenue,
                Series B, AMT, (GNMA Collateral),
                7.997% due 08/01/2018 .......        1,230,543
    200,000   Tulsa, Municipal Airport Revenue,
                (American Airlines Project), AMT,
                7.600% due 12/01/2030 .......          205,158
  1,000,000   Tulsa County, Public Facilities
                Authority
                Capital Improvement Revenue,
                6.250% due 11/01/2022 .......          975,260
                                                 -------------
                                                     2,410,961
                                                 -------------
     OREGON - 0.2%
  1,000,000   Columbia County, District No. 502,
                (FGIC Insured),
                Zero coupon due 06/01/2016 ..          401,630
                                                 -------------
     PENNSYLVANIA - 5.8%
              Allegheny County, Hospital
                Development Revenue, (Ohio Valley
                General Hospital):
    700,000     5.100% due 04/01/2001 .......          697,151
    735,000     5.300% due 04/01/2002 .......          730,362
    625,000     5.400% due 04/01/2003 .......          618,181
    500,000   McKean County, Hospital Authority
                Revenue, Bradford Hospital,
                8.875% due 10/01/2020 .......          518,250
  4,000,000   Pennsylvania Higher Education
                Revenue, Assistance Agency,
                Student Loan, Residual Interest
                Bond, AMT, (AMBAC Insured),
                9.074% due 09/01/2026+ ......        4,630,000
              Pennsylvania State Turnpike,
                Community Oil Franchise Tax
                Revenue, (AMBAC Insured):
  2,250,000     Series A,
                4.750% due 12/01/2027 .......        1,850,940
  1,750,000     Series B,
                4.750% due 12/01/2027 .......        1,439,620
  1,000,000   Philadelphia, Gas Works Revenue,
                Second Series, (FSA Insured),
                5.000% due 07/01/2029 .......          852,630
  2,500,000   Philadelphia, GO, (FSA Insured),
                5.000% due 03/15/2028 .......        2,140,250
  2,775,000   Pittsburgh, Water & Sewer
                Authority, Water & Sewer System
                Revenue, First Lien, Series B,
                (FGIC Insured),
                Zero coupon due 09/01/2028 ..          486,735
                                                 -------------
                                                    13,964,119
                                                 -------------

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----
     SOUTH CAROLINA - 0.8%
$ 1,000,000   Charleston County, Industrial
                Revenue, Zeigler Coal Holdings,
                6.950% due 08/10/2028 .......    $     816,320
  1,375,000   Lancaster County, School District,
                GO, (FSA Insured),
                4.750% due 03/01/2019 .......        1,173,755
                                                 -------------
                                                     1,990,075
                                                 -------------
     TENNESSEE - 0.4%
  1,000,000   Johnson City, Health & Educational
                Facility Board, Hospital Revenue,
                First Mortgage Mountain States
                Health, Series A,
                7.500% due 07/01/2033 .......          960,650
                                                 -------------
     TEXAS - 4.5%
    415,000   Brazos, Higher Educational
                Facilities Authority, Series C-2,
                AMT,
                7.100% due 11/01/2004 .......          439,041
  5,000,000   Dallas-Fort Worth, International
                Airport, (Facility Improvement
                Corporate Revenue), (American
                Airlines, Inc), AMT,
                7.500% due 11/01/2025 .......        5,100,100
  3,500,000   Harris County, COP,
                4.500% due 10/01/2023 .......        2,789,885
  1,925,000   Round Rock, Independent School
                District, GO, PSF-GTD,
                4.500% due 08/01/2019 .......        1,602,562
    319,000   Texas, Higher Education
                Coordinating Board, Student
                Loan, AMT,
                7.700% due 10/01/2025 .......          328,653
    500,000   West Side Calhoun County, Solid
                Waste
                Revenue Bond, (Union Carbide
                Project), AMT,
                8.200% due 03/15/2021 .......          518,890
                                                 -------------
                                                    10,779,131
                                                 -------------
     VIRGINIA - 1.6%
  1,000,000   Pocahontas Parkway Association,
                Virgin Toll Road Revenue,
                Series A,
                5.000% due 08/15/2005 .......          960,130
              Richmond, GO, (FSA Insured)##:
  1,000,000     5.125% due 01/15/2008 .......          986,560
  1,000,000     5.250% due 01/15/2009 .......          990,730
  1,000,000     5.500% due 01/15/2010 .......        1,004,730
                                                 -------------
                                                     3,942,150
                                                 -------------
     WASHINGTON - 10.9%
  4,500,000   King County, School District
                #415 Kent, GO, Series C,
                6.300% due 12/01/2008 .......        4,802,310
              Pierce County, Housing Authority
                Revenue:
  3,635,000     5.400% due 12/01/2013 .......        3,364,011
  1,900,000     5.900% due 12/01/2028 .......        1,657,731
    950,000   Port Anacortes, Revenue Bond,
                Series A,
                5.125% due 09/01/2009 .......          890,482


                       See Notes to Financial Statements.

TAX-EXEMPT BOND FUND

APRIL 30, 2000 (UNAUDITED)


  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----


 MUNICIPAL BONDS AND NOTES (CONTINUED)
     WASHINGTON (CONTINUED)
$   785,000   University of Washington Revenue
                Bond, (MBIA Insured), Unrefunded,
                7.000% due 12/01/2021 .......     $    823,677
              Washington State Health Care
                Facilities Authority, Fred
                Hutchinson Cancer Center, (LOC
                Morgan Guarantee Trust):
  1,750,000     7.200% due 01/01/2007 .......        1,812,720
  1,750,000     7.375% due 01/01/2018 .......        1,809,553
              Washington State, GO:
  7,570,000     Series B,
                5.000% due 05/01/2017 .......        6,878,783
  3,900,000     Series B & AT-7,
                6.400% due 06/01/2017 .......        4,249,596
                                                 -------------
                                                    26,288,863
                                                 -------------
     WEST VIRGINIA - 1.5%
  2,500,000   Harrison County, Solid Waste
                Disposal, (Monongahela Power),
                Series A, AMT,
                6.875% due 04/15/2022 .......        2,618,300
    150,000   Kanawha County, IDR, (Union Carbide
                Project), Series A, AMT,
                8.000% due 08/01/2020 .......          153,731
    750,000   South Charleston, IDR, (Union
                Carbide Project), Series A, AMT,
                8.000% due 08/01/2020 .......          768,645
                                                 -------------
                                                     3,540,676
                                                 -------------
     WISCONSIN - 1.5%
  1,000,000   Madison, IDR, (Madison Gas &
                Electric Company), (Project A),
                AMT,
                6.750% due 04/01/2027 .......        1,030,570
              Wisconsin Health & Educational
                Facilities Authority Revenue:
  1,500,000     (Kenosha Hospital & Medical
                Center),
                5.625% due 05/15/2029 .......        1,272,090
  1,000,000     (Waukesha Memorial Hospital),
                Series A, (AMBAC Insured),
                7.125% due 08/15/2007 .......        1,027,280
    200,000   Wisconsin State Transportation
                Revenue, Series A,
                5.500% due 07/01/2014 .......          198,914
                                                 -------------
                                                     3,528,854
                                                 -------------
              Total Municipal Bonds and Notes
                (Cost $238,448,921) .........      245,076,074
                                                 -------------
TOTAL INVESTMENTS (Cost $238,448,921*)   101.8%    245,076,074
OTHER ASSETS AND LIABILITIES (NET) ...    (1.8)     (4,437,210)
                                         -----   -------------
NET ASSETS ...........................   100.0%  $ 240,638,864
                                         =====   =============


Tax-Exempt Bond Fund had the following industry concentrations greater than 10% at April 30, 2000 (as a percentage of net assets):

                  Retail Utility       14.9%
                  General Purpose      17.4%
                  Health Care          12.6%

Tax-Exempt Bond Fund had the following insurance concentrations greater than 10% at April 30, 2000 (as a percentage of net assets):

                  MBIA                 22.9%

  NUMBER OF                                         UNREALIZED
  CONTRACTS                              VALUE     APPRECIATION
  ---------                              -----     ------------

FUTURES CONTRACTS - LONG POSITION
    40     Municipal Bond,
             June 2000 ..........     $3,728,750    $  70,336
    30     U.S. Long Bond,
             June 2000 ..........      2,896,875       35,270
                                      ----------    ---------
           Net Unrealized Appreciation of
             Futures Contracts Long Position ...     $105,606
                                                     ========

=======================

   *Aggregate cost for federal tax purposes.
 ** Security pledged as collateral for when-issued securities.
*** Security pledged as collateral for futures contracts.
  # Amount represents less than 0.1% of net assets.
 ## Security purchased on when-issued basis (Note 2).
  + Floating rate note. The interest rate shown reflects the rate currently in effect.

-------------------------------------------------------------------
                     GLOSSARY OF TERMS

    ACA      --  American Capital Access
    AMBAC    --  American Municipal Bond Assurance Corporation
    AMT      --  Alternative Minimum Tax
    COP      --  Certificates of Participation
    ETM      --  Escrowed to Maturity
    FGIC     --  Federal Guaranty Insurance Corporation
    FSA      --  Financial Security Assurance
    GNMA     --  Government National Mortgage Association
    GO       --  General Obligation Bonds
    IDR      --  Industrial Development Revenue
    LOC      --  Letter of Credit
    MBIA     --  Municipal Bond Investors Assurance
    MFHR     --  Multi-family Housing Revenue
    PCR      --  Pollution Control Revenue
    PSF-GTD  --  Permanent School Fund Guaranteed
-------------------------------------------------------------------
                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

CALIFORNIA MUNICIPAL FUND

APRIL 30, 2000 (UNAUDITED)


  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----


 MUNICIPAL BONDS AND NOTES - 99.2%
     CALIFORNIA - 95.9%
              Abag, Financing Authority for
                Nonprofit Corporation, COP:
$ 1,100,000     (Episcopal, Homes Foundation),
                5.000% due 07/01/2007 ........    $  1,047,926
                (O'Connor Woods Obligated Group):
  1,000,000     5.400% due 11/01/2009 ........         998,160
  2,530,000     5.700% due 11/01/2013 ........       2,513,757
  2,000,000     6.200% due 11/01/2029 ........       1,979,940
  5,360,000   Alhambra, Improvement Board Act of
                1915, Assessment District No. 1,
                Public Works, (MBIA Insured),
                6.125% due 09/02/2018 ........       5,465,699
  2,550,000   Alta Loma, School District, Capital
                Appreciation, Series A,
               (FGIC Insured),
                Zero coupon due 08/01/2022 ...         673,021
  2,000,000   Anaheim, Public Financing Authority
                Revenue, Residual Interest Bond,
                (MBIA Insured),
                8.520% due 12/28/2018 ........       2,247,500
  1,460,000   Antioch, Public Financing Authority,
                Reassessment Revenue, Series A,
                (AMBAC Insured),
                5.000% due 09/02/2018 ........       1,325,227
  2,000,000   Barstow Redevelopment Agency,
                Central Redevelopment, Tax
                Allocation, Series A,
                (MBIA Insured),
                7.000% due 09/01/2014 ........       2,350,520
  1,000,000   Brawley, Wastewater Treatment
                Facility, (AMBAC Insured),
                5.000% due 07/01/2016 ........         943,230
  4,000,000   California Community College
                Financing Authority Lease Revenue,
                Series A, (MBIA Insured),
                4.625% due 10/01/2019 ........       3,412,720
              California Educational Facilities
                Authority Revenue:
  2,715,000     (College of Osteopathic Medicine),
                (Pre-refunded to 06/01/2003),
                7.500% due 06/01/2018 ........       2,926,987
  3,485,000     (Heald College),
                5.450% due 02/15/2022 ........       2,972,078
                (Loyola Marymount), (MBIA Insured):
  4,435,000     Zero coupon due 10/01/2028 ...         731,731
  3,435,000     Zero coupon due 10/01/2030 ...         497,594
  2,000,000     (Pooled College and University),
                Series B,
                5.125% due 04/01/2017 ........       1,735,840
 10,000,000   California Health Facilities,
                Financing Authority Revenue
                (Cedars-Sinai Medical Center),
                6.125% due 12/01/2030 ........       9,703,900
              California Housing Finance Agency,
                Home Mortgage, AMT:
    500,000     (Multi-family Housing II),
                Series C,
                6.875% due 08/01/2024 ........         515,030

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----
              California Housing Finance Agency,
                Home Mortgage, AMT (continued):
                (Multi-family Housing III):
                Series B, (FHA/VA Insured):
$ 1,000,000     6.000% due 08/01/2016 ........     $ 1,016,220
  2,000,000     6.100% due 02/01/2028 ........       2,007,840
 17,500,000     Series F, (FSA Insured),
                Zero coupon due 08/01/2031 ...       2,288,125
  2,000,000   California Housing Finance Agency,
                Home Mortgage Revenue, Series A,
                (MBIA Insured),
                Zero coupon due 02/01/2016 ...         809,860
              California Housing Finance Agency,
                Home Ownership & Improvement
                Revenue:
    370,000     Series B, AMT, (MBIA Insured),
                5.200% due 08/01/2026 ........         370,873
  5,010,000     Series C, AMT, (FHA Insured),
                6.650% due 08/01/2014 ........       5,088,557
    665,000     Series D, AMT, (MBIA Insured),
                6.300% due 08/01/2014 ........         675,899
  5,000,000     Series D, AMT,
                Zero coupon due 02/01/2019 ...       1,525,400
  2,630,000     Series F, AMT, (MBIA Insured),
                6.800% due 08/01/2014 ........       2,715,712
  1,060,000     Series F1, AMT, (AMBAC Insured),
                6.500% due 02/01/2008 ........       1,088,079
              California, Pollution Control
                Financing Authority, PCR:
  2,500,000     (San Diego Gas and Electric),
                Series A, AMT, (AMBAC Insured),
                5.850% due 06/01/2021 ........       2,478,325
                (Southern California Edison
                Company):
  4,570,000     Series B, (MBIA Insured),
                5.450% due 09/01/2029 ........       4,329,984
 13,250,000     Series B, AMT, (AMBAC Insured),
                6.400% due 12/01/2024 ........      13,521,227
  5,000,000     Series B, AMT, (FGIC Insured),
                6.400% due 12/01/2024** ......       5,102,350
  5,000,000     (Waste Management), Series A, AMT,
                7.150% due 02/01/2011 ........       5,016,950
  3,100,000     (Waste Removal Systems), Series A,
                AMT, LOC Wells Fargo & Company,
                7.100% due 11/01/2009 ........       3,166,216
  2,250,000   California Residential Efficiency
                Financing Authority, (First
                Resource Efficiency),
                (AMBAC Insured),
                6.000% due 07/01/2017 ........       2,302,717
  1,030,000   California Rural Home Mortgage
                Finance Authority, SFMR,
                Mortgage-Backed Securities,
                Series A-2, AMT, (GNMA Collateral),
                7.950% due 12/01/2024 ........       1,091,676
              California State, GO:
  1,500,000     4.000% due 04/01/2008 ........       1,382,865
  2,000,000     (FGIC Insured),
                4.500% due 12/01/2021 ........       1,636,280

                       See Notes to Financial Statements.

CALIFORNIA MUNICIPAL FUND

APRIL 30, 2000 (UNAUDITED)


  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----

 MUNICIPAL BONDS AND NOTES (CONTINUED)
     CALIFORNIA (CONTINUED)
$ 3,000,000   California Statewide Communities
                Development Authority , COP,
                (Cedars-Sinai Medical Center),
                (MBIA Insured),
                6.500% due 08/01/2012 .........   $  3,280,650
              California Statewide Communities
                Development Authority Revenue:
  1,000,000     Multi-family, (Housing Equity
                Residential), Series B,
                5.200% due 12/01/2029 .........        958,750
  3,300,000     Multi-family, (Housing Equity
                Residential), Series C,
                5.200% due 12/01/2029 ........       3,154,173
                Water & Wastewater, (Pooled
                Finance Program), Series A,
                (FSA Insured):
  1,000,000     5.000% due 10/01/2025 ........         878,020
  2,665,000     5.750% due 10/01/2025 ........       2,631,554
  2,800,000     (Sherman Oaks Project), Series A,
                (AMBAC Insured),
                5.000% due 08/01/2022 ........       2,504,040
  1,600,000     (United Airlines, Inc.), Series A,
                5.700% due 10/01/2033 ........       1,397,008
  6,225,000   Carson, Improvement Board Act 1915,
                GO,
                7.375% due 09/02/2022 ........       6,555,049
              Castaic Lake, Water Agency, COP,
                Water System Improvement,
                (AMBAC Insured):
  3,000,000     5.125% due 08/01/2030 ........       2,648,610
 10,445,000     Zero coupon due 08/01/2022 ...       2,756,749
  4,675,000   Chula Vista, IDR, (San Diego Gas and
                Electric), Series A, AMT,
                (AMBAC Insured),
                6.400% due 12/01/2027 ........       4,748,397
  2,885,000   Chula Vista, Redevelopment Agency,
                Tax Allocation Revenue,
                8.625% due 09/01/2024 ........       3,304,883
  2,000,000   Coachella, Redevelopment Agency,
                Tax Allocation Revenue,
                (Project Area No. 3),
                5.875% due 12/01/2028 ........       1,792,160
              Contra Costa County, Finance
                Authority, Tax Allocation Revenue,
                Series A:
    590,000     7.000% due 08/01/2009 ........         625,264
    370,000     7.100% due 08/01/2022 ........         379,457
              Culver City, Redevelopment Finance
                Authority Revenue, Tax Allocation:
  5,000,000     Series A, (FSA Insured),
                5.600% due 11/01/2025 ........       4,864,400
  1,500,000     Series B,
                6.250% due 11/01/2025 ........       1,469,115
  1,720,000   Davis, Public Facilities Finance
                Authority, Mace Ranch Area,
                Series A,
                6.600% due 09/01/2025 ........       1,729,202

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----
             Delano, COP:
$ 1,720,000     Regional Medical Center,
                5.250% due 01/01/2018 ........    $  1,377,170
  3,150,000     Series A, (Pre-refunded to
                01/01/2003),
                9.250% due 01/01/2022 ........       3,553,987
              Duarte, COP, Series A:
  1,250,000     5.250% due 04/01/2024 ........       1,052,275
  2,000,000     5.250% due 04/01/2031 ........       1,630,080
              Duarte, Unified School District,
                Capital Appreciation, GO,
                Series B, (FSA Insured):
  1,060,000     Zero coupon due 11/01/2015 ...         441,034
    700,000     Zero coupon due 11/01/2016 ...         273,042
  1,000,000     Zero coupon due 11/01/2017 ...         365,320
  1,200,000     Zero coupon due 11/01/2018 ...         409,440
    700,000     Zero coupon due 11/01/2020 ...         208,859
  1,200,000     Zero coupon due 11/01/2024 ...         276,816
  1,985,000   El Cajon, COP, (Helix View Nursing
                Hospital), Limited Obligation, Series 1990,
                AMT, (FHA Insured),
                7.750% due 02/01/2029 ........       1,997,267
  2,215,000   El Monte, COP, (AMBAC Insured),
                4.750% due 06/01/2030 ........       1,822,059
              Escondido, Unified High School
                District, Capital Appreciation,
                (MBIA Insured):
  5,850,000     Zero coupon due 11/01/2019 ...       1,865,565
  3,715,000     Zero coupon due 05/01/2020 ...       1,141,620
  3,655,000     Zero coupon due 11/01/2020 ...       1,090,542
  4,535,000   Fairfield, Housing Authority
                Mortgage Revenue, (Creekside
                Estates Project),
                (Pre-refunded to 08/01/2002),
                7.875% due 02/01/2015 ........       4,926,371
  2,215,000   Fairfield, Housing Authority
                Revenue, (Creekside Estates
                Mobile Homes),
                5.625% due 09/01/2023 ........       1,959,433
              Foothill Eastern Transportation
                Corridor Agency, Toll Road
                Revenue:
  5,000,000     5.750% due 01/15/2040 ........       4,616,400
  3,000,000     5.800% due 01/15/2020 ........       1,586,880
  9,000,000     5.875% due 01/15/2026 ........       4,634,550
 10,000,000     Zero coupon due 01/15/2032 ...       1,269,500
 10,000,000     Zero coupon due 01/15/2033 ...       1,185,800
 10,000,000     Zero coupon due 01/15/2034 ...       1,111,000
 10,000,000     Zero coupon due 01/15/2036 ...         970,200
 10,000,000     Zero coupon due 01/15/2037 ...         906,200
 10,000,000     Zero coupon due 01/15/2038 ...         846,700
  5,000,000     Series A,
                7.000% due 01/01/2008 ........       4,115,550
              Golden West Schools Financing
                Authority, (School District
                Refinancing Program), Series A,
                (MBIA Insured):
  1,740,000     Zero coupon due 02/01/2011 ...         980,316
  1,215,000     Zero coupon due 08/01/2016 ...         476,948
  1,580,000     Zero coupon due 02/01/2017 ...         594,965


                       See Notes to Financial Statements.

CALIFORNIA MUNICIPAL FUND

APRIL 30, 2000 (UNAUDITED)


  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----

 MUNICIPAL BONDS AND NOTES (CONTINUED)
     CALIFORNIA (CONTINUED)
              Hi Desert, Members Health Care,
                District Revenue Bonds:
$ 1,250,000     5.500% due 10/01/2015 ........     $ 1,099,400
  1,175,000     5.500% due 10/01/2019 ........       1,002,592
  2,000,000   Huntington Park, Public Financing
                Authority Lease Revenue, (Waste
                Water System Project),
                6.200% due 10/01/2025 ........       1,925,000
  1,500,000   Inglewood, Redevelopment Agency,
                Tax Allocation, (Merged
                Redevelopment), Series A,
                (AMBAC Insured),
                5.250% due 05/01/2023 ........       1,395,015
  2,000,000   Irvine, Meadows Mobile Home Park
                Revenue, Series A,
                (GNMA Collateral),
                5.700% due 03/01/2018 ........       1,770,620
  1,270,000   Irvine, Public Facilities &
                Infrastructure Authority,
                Assessment Revenue, Series A,
                (AMBAC Insured),
                4.050% due 09/02/2008 ........       1,178,344
  3,200,000   Irvine Ranch, Water District
                Revenue, District Nos. 140-105-250,
                GO,
                5.900% due 04/01/2033++ ......       3,200,000
  1,175,000   Kings County, Waste Management
                Authority, Solid Waste Revenue,
                AMT,
                7.200% due 10/01/2014 ........       1,249,601
  3,625,000   La Habra, COP, Park and Viewpark,
                Series A, (FSA Insured),
                4.800% due 09/01/2022 ........       3,083,353
  1,500,000   La Verne, Public Financing Authority,
                Capital Improvement,
                7.250% due 09/01/2026 ........       1,575,315
  2,000,000   Lake Elsinore, Public Financing
                Authority, Local Agency Revenue,
                Series G,
                5.800% due 09/02/2015 ........       1,857,260
  2,000,000   Long Beach, Special Tax, Community
                Facilities District No. 5, (Towne
                Center),
                6.875% due 10/01/2025## ......       2,004,660
              Los Angeles, Community Redevelopment
                Agency, AMT:
  1,425,000     5.850% due 12/01/2026 ........       1,295,069
  1,490,000     Series C, (AMBAC Insured),
                6.750% due 07/01/2014 ........       1,563,219
    240,000   Los Angeles, Home Mortgage Revenue,
                Mortgage-Backed Security Project,
                (GNMA Collateral),
                8.100% due 05/01/2017 ........         239,383
    650,000   Los Angeles, SFHR, Series B,
                (GNMA Collateral),
                7.600% due 08/01/2016 ........         662,682
  3,250,000   Los Angeles, Unified School District,
                GO, Series B,
                5.000% due 07/01/2023 ........       2,869,750
  1,000,000   Los Angeles County, Master Refunding
                Project, COP, (Inverse Floater),
                (Pre-refunded to 05/01/2001),
                9.076% due 06/01/2015 ........       1,082,360

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----
              Los Angeles County, MFHR, AMT,
                (GNMA Collateral):
$ 3,000,000     (Park Parthenia Project),
                7.400% due 01/20/2022 ........   $   3,052,050
  1,000,000     (Ridgecroft Apartment Project),
                Series E,
                6.250% due 09/20/2039 ........         992,670
  3,000,000   Los Angeles County, Metropolitan
                Transportation Authority, Sales Tax
                Revenue, First Tier Properties,
                Series C,
                5.000% due 07/01/2023 ........       2,649,000
              Los Angeles County, Residual Interest
                Bond, COP:
  2,740,000     (Edmund D. Edelman Children's
                Center), (AMBAC Insured),
                6.000% due 04/01/2012 ........       2,831,023
  3,720,000     (Pension Obligation),
                (MBIA Insured),
                6.900% due 06/30/2008 ........       4,198,913
              Los Angeles County, School
                Regionalized Business Service, COP,
                Series A, (AMBAC Insured):
  1,910,000     Zero coupon due 08/01/2015 ...         803,633
  1,945,000     Zero coupon due 08/01/2016 ...         767,127
  1,980,000     Zero coupon due 08/01/2017 ...         731,353
  2,135,000     Zero coupon due 08/01/2021 ...         601,963
  2,180,000     Zero coupon due 08/01/2022 ...         575,367
    315,000   Los Angeles County, SFMR, Program
                1990, Issue A, AMT, (GNMA
                Collateral),
                7.550% due 12/01/2023 ........         321,105
 15,000,000   Metropolitan Water District, Southern
                California Waterworks Revenue,
                Series A,
                4.750% due 07/01/2022 ........      12,659,400
              Midpeninsula, Financing Authority
                Revenue, Regional Open Space
                District, Second Issue,
                (AMBAC Insured):
  3,905,000     Zero coupon due 08/01/2028 ...         647,488
  4,055,000     Zero coupon due 09/01/2028 ...         685,376
  4,100,000     Zero coupon due 08/01/2029 ...         637,222
  1,000,000   Monterey County, COP, (Natividad
                Medical Center Improvement Project),
                Series E,
                (MBIA Insured),
                4.750% due 08/01/2017 ........         883,880
  2,785,000   Needles, Public Utilities Authority
                Revenue, (Utilities System
                Acquisition Project), Series A,
                6.500% due 02/01/2022 ........       2,672,152
  3,500,000   Novato, Special Tax Revenue,
                (Community Facilities District),
                7.200% due 08/01/2015 ........       3,696,630
  2,000,000   Oakland, Revenue Bonds,
                (YMCA East Bay Project),
                7.100% due 06/01/2010 ........       2,093,480
              Oakland, Unified School District:
  2,645,000     7.000% due 11/15/2011 ........       2,951,635
  3,445,000     COP, Energy Retrofit,
                6.750% due 11/15/2014 ........       3,839,108


                       See Notes to Financial Statements.

CALIFORNIA MUNICIPAL FUND

APRIL 30, 2000 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----


 MUNICIPAL BONDS AND NOTES (CONTINUED)
     CALIFORNIA (CONTINUED)
$ 4,500,000   Palm Desert, Financing Authority,
                Tax Allocation Revenue, (Inverse
                Floater), (MBIA Insured),
                8.305% due 04/01/2022+ ........     $4,691,250
  1,150,000   Palm Springs, Financing Authority,
                (Convention Center Project), Series A,
                (MBIA Insured),
                6.750% due 11/01/2021 .........      1,204,395
  9,145,000   Pittsburgh, Redevelopment Agency Tax
                Allocation, Los Medanos Community
                Development Project,
                (AMBAC Insured),
                Zero coupon due 08/01/2029 ....      1,556,388
              Port Oakland, AMT, (Mitsu Osk Lines
                Ltd.), Series A, LOC Industrial
                Bank of Japan Ltd.:
  3,030,000     6.750% due 01/01/2012 .........      3,151,624
  2,300,000     6.800% due 01/01/2019 .........      2,316,261
  2,750,000   Redding, Electrical Systems Revenue,
                COP, (Inverse Floater),
                (MBIA Insured),
                8.396% due 07/08/2022+ ........      3,135,000
  1,000,000   Redondo Beach, Public Financing
                Authority Revenue, (South Bay
                Center Redevelopment Project),
                7.125% due 07/01/2026 .........      1,048,580
              Richmond, Power Financing Authority
                Term Lease Revenue:
  1,180,000     4.450% due 06/01/2007 .........      1,118,416
  1,000,000     4.550% due 06/01/2008 .........        945,640
  1,500,000   Riverside, School District, Special
                Project,
                7.250% due 09/01/2018 .........      1,612,920
              Riverside County, Public Financing
                Authority Revenue, COP:
  1,500,000     5.750% due 05/15/2019 .........      1,353,825
  2,100,000     5.800% due 05/15/2029 .........      1,844,934
              Rocklin, Unified School District,
                (FGIC Insured):
  1,030,000     Zero coupon due 08/01/2014 ....        462,501
  1,210,000     Zero coupon due 08/01/2016 ....        474,986
  1,255,000     Zero coupon due 08/01/2017 ....        461,225
  1,360,000     Zero coupon due 08/01/2019 ....        436,016
  1,415,000     Zero coupon due 08/01/2020 ....        424,274
  1,225,000     Zero coupon due 08/01/2023 ....        301,803
              Rohnert Park, Community Development
                Agency, Tax Allocation Revenue,
                Capital Appreciation, (Rohnert
                Redevelopment), (MBIA Insured):
  1,745,000     Zero coupon due 08/01/2021 ....        490,991
  1,755,000     Zero coupon due 08/01/2023 ....        434,327
  1,755,000     Zero coupon due 08/01/2025 ....        383,292
  1,755,000     Zero coupon due 08/01/2027 ....        339,259
  1,755,000     Zero coupon due 08/01/2029 ....        299,526
  3,240,000   Sacramento County, Airport System
                Revenue, Series 1989, AMT,
                (Unrefunded Balance),
                (AMBAC Insured),
                7.000% due 07/01/2020 .........      3,310,664

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----
$ 2,000,000   Sacramento County, COP, Public
                Facilities Project, (AMBAC Insured),
                4.750% due 10/01/2027 .........     $1,660,460
  2,300,000   Saddleback Valley, Unified School
                District, Public Financing Authority,
                Special Tax
                Revenue, Series A, (FSA Insured),
                4.750% due 09/01/2020 .........      1,977,908
    995,000   Salinas, California Improvement Board,
                Act 1915, Special Assessment
                District #90-1, Series C-185,
                5.400% due 09/02/2012 .........        947,787
              San Bernardino, Redevelopment Agency
                Tax Allocation, San Sevaine
                Redevelopment Project, Series A:
  1,000,000     6.900% due 09/01/2018 .........      1,017,100
  2,000,000     7.100% due 09/01/2029 .........      2,035,420
              San Bernardino County, COP,
                (MBIA Insured):
  1,500,000     Joint Powers, Financing Authority,
                (Police Station),
                5.500% due 09/01/2024 .........      1,442,520
 10,000,000     Residual Interest Bond,
                5.750% due 07/01/2016 .........     10,325,000
              San Diego, Redevelopment Agency:
  1,000,000     Centre City Redevelopment Project,
                Series A,
                6.400% due 09/01/2019 .........      1,007,510
  1,155,000     Southcrest Redevelopment Project,
                6.500% due 10/01/2025## .......      1,155,381
  4,465,000   San Diego, Unified School District,
                GO, Series A, (FGIC Insured),
                Zero coupon due 07/01/2018 ...       1,553,240
              San Diego County, COP:
  1,600,000     5.700% due 02/01/2028 .........      1,415,584
  2,000,000     (Burnham Institute),
                6.250% due 09/01/2029 ........       1,930,840
  4,000,000   San Diego County, Residual Interest Bond,
                COP, Series B, (MBIA Insured),
                (Pre-refunded to 04/27/2006),
                8.220% due 04/08/2021++ ......       4,690,000
  1,000,000   San Dimas, Housing Authority Revenue,
                (Charter Oak Mobile Home Project),
                Series A, (FNMA Collateral),
                5.700% due 07/01/2028 ........         868,300
              San Francisco City and County,
                International Airport Commission
                Revenue, Second Series:
    770,000     Issue 24A, AMT, (FSA Insured),
                4.750% due 05/01/2006 ........         763,848
  2,040,000     Issue 25, AMT, (FSA Insured),
                4.750% due 05/01/2006 ........       2,023,700
              San Francisco City and County, MFMR,
                Series A, (FNMA Collateral):
  1,000,000     6.350% due 02/15/2012 ........       1,009,800
  1,250,000     6.450% due 02/15/2024 ........       1,260,638


                       See Notes to Financial Statements.

CALIFORNIA MUNICIPAL FUND

APRIL 30, 2000 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----


 MUNICIPAL BONDS AND NOTES (CONTINUED)
     CALIFORNIA (CONTINUED)
              San Francisco City and County,
                Redevelopment Agency, Lease
                Revenue, Capital Appreciation,
                (George R. Moscon Project):
$ 2,000,000     Zero coupon due 07/01/2011 .....  $  1,073,640
  3,000,000     Zero coupon due 07/01/2013 ....      1,407,960
    235,000   San Francisco City and County,
                SFMR, AMT, GNMA and FNMA
                Mortgage-Backed Securities Program,
                7.450% due 01/01/2024 .........        239,667
  1,000,000   San Jose, Redevelopment Agency,
                Tax Allocation, Merged Area
                Redevelopment, (AMBAC Insured),
                4.750% due 08/01/2023 .........        842,600
              San Juan, Unified School District,
                GO, (FSA Insured):
  1,825,000     Zero coupon due 08/01/2020 ....        543,996
  1,000,000     Zero coupon due 08/01/2021 ....        278,480
  1,820,000     Zero coupon due 08/01/2022 ....        474,165
  3,000,000   San Leandro, COP, Library & Fire
                Stations Financing,(AMBAC Insured),
                5.700% due 11/01/2020 .........      2,995,290
  2,000,000   San Macros, Public Facilities
                Authority Revenue,
                5.800% due 09/01/2018 .........      1,822,540
  3,000,000   Santa Clarita, Community Development
                Authority,
                7.500% due 11/15/2012 .........      3,141,450
  4,765,000   Santa Rosa, Mortgage Revenue,
                (Channate Lodge), (FHA Insured),
                6.700% due 12/01/2024 .........      4,886,841
  2,495,000   Simi Valley, Community Development
                Agency, Commonwealth Mortgage
                Revenue, Sycamore Plaza II,
                6.000% due 09/01/2012 .........      2,534,820
              Southern California,  Housing Finance
                Agency, SFMR, GNMA and FNMA
                Mortgage-Backed Securities Program,
                (GNMA Collateral):
    555,000     Series 1988A, AMT,
                8.125% due 02/01/2021 .........        563,103
    890,000     Series A,
                7.350% due 09/01/2024 .........        912,241
    140,000     Series B,
                6.900% due 10/01/2024 .........        143,371
  1,305,000   Stockton, Community Facilities
                Supplemental Tax #90-1,
                (Mello Roos-Weston Ranch), Series A,
                6.000% due 09/01/2018                1,249,668
     45,000   Stockton, Community Facilities
                Supplemental Tax #90-2, SFMR,
                GNMA Mortgage-Backed Securities
                Program, (Brookside Estates), AMT,
                7.450% due 08/01/2010 .........         44,707

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----
$ 5,350,000   Vallejo, Parity Revenue, (Water
                Improvement), Series A,
                (FSA Insured),
                5.250% due 05/01/2029 .........    $ 4,880,003
  2,025,000   Vallejo, Public Financing Authority
                Revenue, (Fairgrounds Drive
                Assessment District),
                5.700% due 09/02/2011 .........      1,979,093
                                                 -------------
                                                   369,260,351
                                                 -------------
     GUAM - 1.0%
  2,000,000   Guam Airport Authority Revenue,
                Series B, AMT,
                6.700% due 10/01/2023 .........      2,024,900
  2,000,000   Guam Power Authority Revenue,
                Series A,
                5.125% due 10/01/2029 .........      1,649,100
                                                 -------------
                                                     3,674,000
                                                 -------------
     PUERTO RICO - 0.5%
  1,117,325   Centro de Recaudaciones de Ingresos
                Municipales, COP,
                6.850% due 10/17/2003 .........      1,138,744
    750,000   Puerto Rico, Electric Power Authority
                Revenue, Series U,
                6.000% due 07/01/2014 .........        767,963
                                                 -------------
                                                     1,906,707
                                                 -------------
     VIRGIN ISLANDS - 1.8%
  1,000,000   Virgin Islands, Public Finance
                Authority Revenue,  Senior Liens,
                1998 Ser C,
                5.500% due 10/01/2005 .........      1,000,650
              Virgin Islands, Public Finance
                Authority Revenue, Gross Receipts,
                Taxes Loan Note, Series A:
  1,000,000     5.625% due 10/01/2010 .........        986,400
  2,000,000     6.375% due 10/01/2019 .........      2,004,700
  3,000,000     6.125% due 10/01/2029 .........      2,975,580
                                                   -----------
                                                     6,967,330
                                                   -----------
              Total Municipal Bonds and Notes
                (Cost $382,623,091) ...........    381,808,388
                                                   -----------
 SHORT-TERM MUNICIPAL BONDS - 0.9%
              California, Pollution Control
                Financing Authority, PCR:
                (Southern California Edison
                Company):
    200,000     Series A,
                6.150% due 02/28/2008 .........        200,000
    100,000     Series B,
                6.150% due 02/28/2008 .........        100,000
    100,000   M-S-R Public Power Agency, California,
                Modesto, Santa Clara, Readjusting
                Sub-Lien, Series F,
                5.750% due 07/01/2022 .........        100,000
  3,100,000   Orange County, Sanitation Districts
                1-3, 5-7, & 11, COP,
                5.900% due 08/01/2015+ ........      3,100,000
                                                   -----------
              Total Short-Term Municipal Bonds
                (Cost $3,500,000) .............      3,500,000
                                                   -----------


                       See Notes to Financial Statements.

CALIFORNIA MUNICIPAL FUND

APRIL 30, 2000 (UNAUDITED)

                                                       VALUE
                                                       -----

TOTAL INVESTMENTS (Cost $386,123,091*)   100.1%    $385,308,388
OTHER ASSETS AND LIABILITIES (NET) ...    (0.1)        (370,356)
                                         -----     ------------
NET ASSETS ...........................   100.0%    $384,938,032
                                         =====     ============
=======================

  * Aggregate cost for federal tax purposes.
 ** Security pledged as collateral for futures contract.
*** Security pledged as collateral for when-issued securities.
  + Variable rate demand notes are payable upon not more than one business day's notice. The interest rate shown reflects the rate currently in effect.
 ++ Variable rate security.  The interest rate shown reflects the rate currently in effect.
  # Amount represents less than 0.1% of net assets.
 ## Security purchased on when-issued basis (Note 2).

California Municipal Fund had the following industry concentrations greater than 10% at April 30, 2000 (as a percentage of net assets):

                  Tax District         14.2%

California Municipal Fund had the following insurance concentrations greater than 10% at April 30, 2000 (as a percentage of net assets):

                  MBIA                 17.5%
                  AMBAC                15.3%

  NUMBER OF                                             UNREALIZED
  CONTRACTS                                VALUE       APPRECIATION
  ---------                                -----       ------------

FUTURES CONTRACTS - LONG POSITION
   240        Municipal Bond,
                June 2000 ..........    $22,372,500       $284,933
                                        ===========       ========

----------------------------------------------------------------------
                       GLOSSARY OF TERMS

    ACA       --    American Capital Access
    AMBAC     --    American Municipal Bond Assurance Corporation
    AMT       --    Alternative Minimum Tax
    COP       --    Certificates of Participation
    FGIC      --    Federal Guaranty Insurance Corporation
    FNMA      --    Federal National Mortgage Association
    FSA       --    Financial Security Assurance
    GNMA      --    Government National Mortgage Association
    GO        --    General Obligation Bonds
    IDR       --    Industrial Development Revenue
    LOC       --    Letter of Credit
    MBIA      --    Municipal Bond Investors Assurance
    MFHR      --    Multi-family Housing Revenue
    MFMR      --    Multi-family Mortgage Revenue
    PCR       --    Pollution Control Revenue
    SFHR      --    Single Family Housing Revenue
    SFMR      --    Single Family Mortgage Revenue
    VA        --    Veterans' Administration
---------------------------------------------------------------------
                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND

APRIL 30, 2000 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----


 MUNICIPAL BONDS AND NOTES - 95.2%
     CALIFORNIA - 94.3%
$ 1,000,000   Abag Financing Authority for Nonprofit
                Corporation, COP, (Episcopal Homes
                Foundation),
                6.250% due 08/15/2030 ........     $ 1,020,890
              Alameda County:
  1,000,000     COP, (Santa Rita Jail Project),
                (MBIA Insured),
                5.375% due 06/01/2009 ........       1,031,130
  1,000,000     Public Financing Authority Revenue,
                5.000% due 09/02/2008 ........         941,600
    435,000   Calexico, Financing Authority Revenue,
                Water Systems & Transportation
                Improvement Projects,
               (AMBAC Insured),
                3.950% due 11/01/2007 ........         403,215
    500,000   California Educational Facilities,
                Financing Authority Revenue,
                University of San Diego,
                (AMBAC Insured),
                Zero coupon due 10/01/2009 ...         307,500
  1,000,000   California Health Facilities,
                Financing Authority Revenue,
                (Catholic Health Corporation),
                Series A, (AMBAC Insured),
                5.875% due 07/01/2009 ........       1,047,530
              California Housing Finance Agency
                Revenue:
  1,825,000     Home Mortgage, Series B1, AMT,
                (AMBAC Insured),
                6.200% due 02/01/2007 ........       1,847,484
                Home Mortgage, Series L, AMT,
                (MBIA Insured):
    330,000     5.000% due 08/01/2008 ........         329,092
    500,000     5.100% due 02/01/2009 ........         500,240
                Home Mortgage, Series N, AMT,
                (MBIA Insured):
  1,000,000     5.000% due 08/01/2008 ........       1,003,950
  1,000,000     5.100% due 02/01/2009 ........       1,000,480
    445,000     Series E, (MBIA Insured),
                6.050% due 08/01/2006 ........         450,487
    450,000     SFMR, Series D1,
                4.750% due 08/01/2009 ........         445,981
  1,000,000   California State, GO, (FGIC Insured),
                6.200% due 09/01/2005 ........       1,068,060
  1,000,000   California State, Public Works Board
                Lease Revenue, (Department of
                Corrections, State Prisons),
                Series A, (AMBAC Insured),
                5.250% due 12/01/2013 ........       1,004,290
  1,600,000   California Statewide Communities
                Development Authority, Children's
                Hospital of Los Angeles, COP,
                (MBIA Insured),
                6.000% due 06/01/2007 ........       1,695,936
  1,000,000   Castaic Lake, Water Agency, COP,
                (Water Systems Improvement Project),
                Series A, (MBIA Insured),
                5.600% due 08/01/2005 ........       1,040,430

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----
              Central Valley, School Districts
                Financing Authority, Capital
                Appreciation, School District, GO,
                Series A, (MBIA Insured):
$ 1,385,000     Zero coupon due 02/01/2005 .....  $  1,095,715
  1,940,000     Zero coupon due 08/01/2008 ...       1,272,213
    850,000   Corona, Public Financing Authority,
                Superior Lien, Series A,
                (FSA Insured),
                4.375% due 09/01/2009 ........         804,304
              Foothill Eastern Transportation
                Corridor Agency, Toll Road Revenue:
  1,000,000     Capital Appreciation, Sr. Lien
                Series A,
                Zero coupon due 01/01/2004 ...         837,470
  1,600,000     (MBIA Insured),
                4.375% due 01/15/2007 ........       1,553,664
              Fresno, Unified School District, GO,
                Series C, (MBIA Insured):
  1,265,000     5.800% due 02/01/2012 ........       1,343,278
  1,375,000     5.800% due 02/01/2013 ........       1,459,686
    685,000   Golden West Schools, Financing
                Authority, Series A, (MBIA Insured),
                5.650% due 02/01/2012 ........         715,914
              Hanford, Joint Union High School
                District, Capital Appreciation,
                Series B, (MBIA Insured):
    595,000     Zero coupon due 08/01/2007 ...         415,024
    675,000     Zero coupon due 08/01/2008 ...         444,434
    745,000     Zero coupon due 08/01/2012 ...         387,922
    745,000     Zero coupon due 08/01/2013 ...         365,445
    755,000     Zero coupon due 08/01/2014 ...         348,553
  1,000,000   Inland Empire Solid Waste Financing
                Authority Revenue, (Landfill
                Improvement Financing Project),
                Series B, AMT, (FSA Insured),
                6.000% due 02/01/2006 ........       1,052,220
  1,000,000   Irvine, Public Facilities and
                Infrastructure Authority Assessment
                Revenue, Series A, (AMBAC Insured),
                4.150% due 09/02/2009 ........         926,720
    855,000   Los Angeles, Community Redevelopment
                Agency, MFHR, (AMBAC Insured),
                6.000% due 07/01/2004 ........         872,912
  1,250,000   Los Angeles County, Capital Asset
                Leasing Corporation, Leasehold
                Revenue, (AMBAC Insured),
                6.000% due 12/01/2006 ........       1,324,788
              Los Angeles County, Schools
                Regionalized Business Services,
                Capital Appreciation, COP, Series A,
                (AMBAC Insured):
  1,670,000     Zero coupon due 08/01/2008 ...       1,093,382
  1,980,000     Zero coupon due 08/01/2012 ...       1,017,542
    453,000   Modesto, Mortgage Revenue Bonds,
                (GNMA Collateral),
                5.875% due 12/01/2004 ........         461,113


                       See Notes to Financial Statements.

CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND

APRIL 30, 2000 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----


 MUNICIPAL BONDS AND NOTES (CONTINUED)
     CALIFORNIA (CONTINUED)
$   250,000   Oakland, Improvement Board Act of
                1915, Medical Hill Parking,
                Assessment District #3,
               (MBIA Insured),
                6.000% due 09/02/2004 .........     $   258,773
              Paramount, Redevelopment Agency
                Tax Allocation, (Redevelopment
                Project Area #1), (MBIA Insured):
  1,610,000     6.100% due 08/01/2006 .........       1,699,886
  1,700,000     6.100% due 08/01/2007 .........       1,794,911
  1,155,000   Redondo Beach, Public Financing
                Authority Revenue, (South Bay Center
                Redevelopment Project),
                6.750% due 07/01/2006 .........       1,195,298
  1,300,000   Sacramento, Municipal Utility District,
                Electric Revenue, (AMBAC Insured),
                5.500% due 05/15/2007 .........       1,337,102
    940,000   San Bernardino, Unified City School
                District, Capital Appreciation,
                Series B, (FGIC Insured),
                Zero coupon due 08/01/2008 ....         616,433
              San Diego, Unified School District,
                Capital Appreciation, Series A,
                (FGIC Insured):
  2,000,000     Zero coupon due 07/01/2008 ....       1,317,160
  1,500,000     Zero coupon due 07/01/2011 ....         827,430
              San Francisco City & County, Airport
                Community International Airport
                Revenue:
  2,485,000     Second Series - Issue 18A, AMT,
                (MBIA Insured),
                6.000% due 05/01/2006 .........       2,619,836
                Second Series - Issue 22, AMT,
                (AMBAC Insured):
  1,705,000     6.000% due 05/01/2006 .........       1,797,513
  1,000,000     6.000% due 05/01/2008 .........       1,061,600
    690,000     Second Series - Issue 23A, AMT,
                (FGIC Insured),
                5.500% due 05/01/2005 .........         710,500
  1,000,000   San Joaquin Hills, California,
                Transportation Corridor Agency, Toll
                Road Revenue, Jr. Lien Revenue Board,
                Zero coupon due 01/01/2009 ....         641,420
  1,050,000   Santa Ana, COP, (Santa Ana Recycling
                Project), Series A, AMT,
                (AMBAC Insured),
                5.400% due 05/01/2007 .........       1,072,397
    650,000   Santa Clara, Redevelopment Agency,
                Tax Allocation, (Bay Shore North
                Project), (AMBAC Insured),
                7.000% due 07/01/2010 .........         736,860
  1,350,000   Solano County, COP, (Solano Park
                Hospital Project), (FSA Insured),
                6.500% due 08/01/2006 .........       1,449,158

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----
$   995,000   Southern California, Home Financing
                Authority, MFHR, (The Fountains
                Project), Series A, AMT,
                (AMBAC Insured), (FNMA Collateral),
                5.400% due 01/01/2027 .........     $   991,617
    995,000   Stanton, MFHR, (Continental Gardens
                Apartments), (AMBAC Insured),
                (FNMA Collateral),
                5.625% due 08/01/2029** .......         998,104
  1,305,000   Stockton, Community Facilities
                Supplemental Tax, (Mello Roos-Weston
                Ranch), Series A,
                5.500% due 09/01/2009 .........       1,277,412
    230,000   Tehachapi, COP, Installment Sale,
                (FSA Insured),
                5.500% due 11/01/2011 .........         237,227
  1,000,000   Tracy, California Area Public
                Facilities Financing Agency, Special
                Tax Bonds, Community Facilities
                District No 1987-1, 1996 h,
                (MBIA Insured),
                5.875% due 10/01/2013 .........       1,038,960
  1,070,000   University of California, Series A,
                (CONNIE LEE Insured),
                5.500% due 09/01/2006 .........       1,092,962
  1,000,000   Valley Health Systems, California
                Hospital Revenue, (Hospital Revenue
                Refunding & Improvement Project),
                Series A, (ACA Insured),
                6.125% due 05/15/2005 .........       1,020,220
                                                    -----------
                                                     58,723,373
                                                    -----------
     PUERTO RICO - 0.9%
    558,663   Centro de Recaudaciones de Ingresos
                Municipales, COP,
                6.850% due 10/17/2003 .........         569,372
                                                    -----------
              Total Municipal Bonds and Notes
                (Cost $58,943,111) ............      59,292,745
                                                    -----------
 SHORT-TERM MUNICIPAL BONDS - 3.5%
    500,000   California Statewide Communities
                Development Authority, (John Muir/
                Mt. Diablo Health Center),
               (AMBAC Insured),
                5.950% due 08/15/2027+ ........         500,000
    600,000   M-S-R, Public Power Agency, San Juan
                Project Revenue, (MBIA Insured),
                5.750% due 07/01/2022+ ........         600,000
  1,100,000   Orange County Sanitation Districts,
                1-3, 5-7 & 11, COP,
                5.900% due 08/01/2016+ ........       1,100,000
                                                    -----------
              Total Short-Term Municipal Bonds
                (Cost $2,200,000) .............       2,200,000
                                                    -----------

                       See Notes to Financial Statements.

CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND

APRIL 30, 2000 (UNAUDITED)


                                                       VALUE
                                                       -----

TOTAL INVESTMENTS (Cost $61,143,111*)    98.7%      $61,492,745
OTHER ASSETS AND LIABILITIES (NET) ..     1.3           798,882
                                        -----       -----------
NET ASSETS ..........................   100.0%      $62,291,627
                                        =====       ===========
========================

  * Aggregate cost for federal tax purposes.
 ** Security pledged as collateral for futures contract.
  + Variable rate demand notes are payable upon not more than one business day's notice. The interest rate shown reflects the rate currently in effect.

California Insured Intermediate Municipal Fund had the following industry concentrations greater than 10% at April 30, 2000 (as a percentage of net assets):

                  Public Education     20.4%

California Insured Intermediate Municipal Fund had the following insurance concentrations greater than 10% at April 30, 2000 (as a percentage of net assets):

                  MBIA                 39.3%
                  AMBAC                29.4%
  NUMBER OF                                         UNREALIZED
  CONTRACTS                              VALUE     APPRECIATION
  ---------                              -----     ------------

FUTURES CONTRACTS - LONG POSITION
    39        Municipal Bond,
                  June 2000 ......     $3,635,531     $56,185
                                       ==========     =======

---------------------------------------------------------------------
                                GLOSSARY OF TERMS

   ACA         --   American Capital Access
   AMBAC       --   American Municipal Bond Assurance Corporation
   AMT         --   Alternative Minimum Tax
   CONNIE LEE  --   College Construction Loan Association
   COP         --   Certificates of Participation
   FGIC        --   Federal Guaranty Insurance Corporation
   FNMA        --   Federal National Mortgage Association
   FSA         --   Financial Security Assurance
   GNMA        --   Government National Mortgage Association
   GO          --   General Obligation Bonds
   MBIA        --   Municipal Bond Investors Assurance
   MFHR        --   Multi-family Housing Revenue
---------------------------------------------------------------------
                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

FLORIDA INSURED MUNICIPAL FUND

APRIL 30, 2000 (UNAUDITED)


  PRINCIPAL
   AMOUNT                                              VALUE
  --------                                             -----

 MUNICIPAL BONDS AND NOTES - 97.3%
     FLORIDA - 97.3%
$   250,000   Bay County,Water Systems Revenue,
                (AMBAC Insured),
                5.700% due 09/01/2030 .......     $    245,205
    500,000   Brevard County, School Board
                Authority, COP, Series B,
                (AMBAC Insured),
                5.500% due 07/01/2021 .......          482,095
    650,000   Broward County, Educational
                Facilities Authority Revenue,
                (Nova Southeastern University
                Project), (CONNIE LEE Insured),
                6.000% due 04/01/2008 .......          674,349
    450,000   Collier County, Industrial
                Development Authority, IDR,
                (Southern States Utilities
                Project), AMT,
                6.500% due 10/01/2025 .......          427,963
    750,000   Dade County, Aviation Revenue,
                Series B, AMT (MBIA Insured),
                6.600% due 10/01/2022 .......          779,977
    850,000   Escambia County, Florida Utilities
                Authority, Utility Systems Revenue,
                5.250% due 01/01/2029 .......          770,159
    400,000   Escambia County, Health Facilities
                Revenue, Baptist Hospital,
                Series B,
                6.000% due 10/01/2014 .......          360,652
    500,000   Escambia County, PCR, (Champion
                International Corporation Project),
                AMT,
                6.900% due 08/01/2022 .......          508,800
              Florida Housing Finance Agency, AMT:
    690,000     SFMR, Series A, (AMBAC Insured),
                (GNMA Collateral),
                6.650% due 01/01/2024 .......          715,061
  1,000,000     Spinnaker Cove Apartments,
                Series G, (AMBAC Insured),
                6.500% due 07/01/2036 .......        1,023,400
  1,000,000   Florida State Board of Education,
                Lottery Revenue Bonds, Series A,
                (FGIC Insured),
                5.250% due 07/01/2017 .......          954,720
  1,100,000   Florida State Board of Regional
                University System Improvement
                Revenue, (AMBAC Insured),
                4.500% due 07/01/2023 .......          888,316
              Florida State Turnpike Authority,
                Turnpike Revenue, Department of
                Transportation, Series A,
                (FGIC Insured):
  1,000,000     5.000% due 07/01/2016 .......          940,180
    600,000     4.500% due 07/01/2028 .......          474,768
    500,000   Gulf Breeze, Capital Funding Revenue,
                Series B, (MBIA Insured),
                4.500% due 10/01/2027 .......          396,920

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----
$ 1,245,000   Hillsborough County, Capital
                Improvement Revenue, Criminal
                Justice Facilities,
                (FGIC Insured),
                5.250% due 08/01/2016 .......     $  1,186,647
    900,000   Jacksonville, Water & Sewer Revenue,
                (United Water Project), AMT,
                (AMBAC Insured),
                6.350% due 08/01/2025 .......          926,901
    870,000   Manatee County, Housing Finance
                Authority, SFMR, Sub. Series 4,
                AMT, (AMBAC Insured), (GNMA/FNMA
                Collateral),
                6.875% due 11/01/2026 .......          926,350
    500,000   Orange County, Housing Finance
                Authority, MFHR, (Hands Inc.
                Project), Series A,
                8.000% due 10/01/2025 .......          528,235
    750,000   Orlando & Orange County, Expressway
                Authority, Expressway Revenue,
                Jr. Lien, (FSA Insured),
                5.950% due 07/01/2023** .....          752,783
  1,000,000   Pasco County, Solid Waste Disposal &
                Resource Recovery System, AMT,
                (AMBAC Insured),
                6.000% due 04/01/2011 .......        1,046,040
    650,000   Seminole County, School Board
                Authority, COP, Series A,
                (MBIA Insured),
                (Pre-refunded to 07/01/2004),
                6.125% due 07/01/2014 .......          687,642
                                                  ------------
                                                    15,697,163
                                                  ------------
              Total Municipal Bonds and Notes
                (Cost $15,474,437) ..........       15,697,163
                                                  ------------
 SHORT-TERM MUNICIPAL BONDS - 2.5%
   (COST $400,000)
    400,000   Pinnellas County, Health Facilities
                Authority Revenue, (Pooled
                Hospital Loan Program),
                5.950% due 12/01/2015+ ......          400,000
                                                 -------------
TOTAL INVESTMENTS (Cost $15,874,437*) ...   99.8%   16,097,163
OTHER ASSETS AND LIABILITIES (NET) ......    0.2        31,800
                                           -----  ------------
NET ASSETS ..............................  100.0%  $16,128,963
                                           =====   ===========
=======================

  * Aggregate cost for federal tax purposes.
 ** Security pledged as collateral for futures contract.
  + Variable rate security. The interest rate shown reflects the rate currently in effect.


                       See Notes to Financial Statements.

FLORIDA INSURED MUNICIPAL FUND

APRIL 30, 2000 (UNAUDITED)

Florida Insured Municipal Fund had the following industry concentrations greater than 10% at April 30, 2000 (as a percentage of net assets):

               Water & Sewage          16.1%
               Transportation          15.6%
               Public Education        12.9%
               Single-Family Housing   10.0%

Florida Insured Municipal Fund had the following insurance concentrations greater than 10% at April 30, 2000 (as a percentage of net assets):

               AMBAC                   38.8%
               FGIC                    22.0%
               MBIA                    11.6%

  NUMBER OF                                         UNREALIZED
  CONTRACTS                              VALUE    (DEPRECIATION)
  ---------                              -----    -------------

FUTURES CONTRACTS - LONG POSITION
     6        Municipal Bond,
                  June 2000 .........   $559,313     $(18,048)
                                        ========     =========

---------------------------------------------------------------------
                                GLOSSARY OF TERMS

   AMBAC       --   American Municipal Bond Assurance Corporation
   AMT         --   Alternative Minimum Tax
   CONNIE LEE  --   College Construction Loan Association
   COP         --   Certificates of Participation
   FGIC        --   Federal Guaranty Insurance Corporation
   FNMA        --   Federal National Mortgage Association
   FSA         --   Financial Security Assurance
   GNMA        --   Government National Mortgage Association
   IDR         --   Industrial Development Revenue
   MBIA        --   Municipal Bond Investors Assurance
   MFHR        --   Multi-family Housing Revenue
   PCR         --   Pollution Control Revenue
   SFMR        --   Single Family Mortgage Revenue

---------------------------------------------------------------------
                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

WM GROUP OF FUNDS

1.   ORGANIZATION AND BUSINESS

WM Trust I ("Trust I") and WM Trust II ("Trust II") (collectively, the "Trusts") were organized under the laws of the Commonwealth of Massachusetts on September 19, 1997 and February 22, 1989, respectively, as business entities commonly known as "Massachusetts business trusts." Trust I and Trust II are each registered under the Investment Company Act of 1940, as amended ("1940 Act"), as open-end management investment companies. Trust I and Trust II (with the exception of the Money Market Funds) consist of 15 funds (each a "Fund", collectively, the "Funds"). The financial statements for the Money Market Funds are presented in a separate report.

   TRUST I                             TRUST II

   EQUITY FUNDS                        EQUITY FUNDS
   Bond & Stock Fund                   Growth Fund
   Growth & Income Fund                Small Cap Stock Fund
   Growth Fund of the Northwest         (formerly, Emerging Growth Fund)
     (formerly, Northwest Fund)        International Growth Fund
   Mid Cap Stock Fund

   FIXED INCOME FUNDS                  FIXED INCOME FUNDS
   U.S. Government Securities Fund     Short Term Income Fund
   Income Fund                          (formerly, Short Term High Quality
   High Yield Fund                      Bond Fund)

                                       MUNICIPAL FUNDS
   MUNICIPAL FUND                      California Municipal Fund
   Tax-Exempt Bond Fund                California Insured Intermediate
                                         Municipal Fund
                                       Florida Insured Municipal Fund

   MONEY MARKET FUNDS
   Money Market Fund                   MONEY MARKET FUND
   Tax-Exempt Money Market Fund        California Money Fund

WM Advisors, Inc. (the "Advisor" or "WM Advisors"), a wholly-owned subsidiary of Washington Mutual, Inc. ("Washington Mutual"), a publicly owned financial services company, serves as investment advisor to the Trusts.

Each of the Fixed Income Funds and the Equity Funds, with the exception of the Bond & Stock Fund, offers three classes of shares: Class A shares, Class B shares and Class I shares. Each of the Municipal Funds, as well as the Bond & Stock Fund, currently offer Class A and Class B shares. Class A shares of the Funds are subject to an initial sales charge at the time of purchase. Certain Class A shares purchased without an initial sales charge may be subject to a contingent deferred sales charge ("CDSC") if redeemed within two years of purchase. Class B shares are not subject to an initial sales charge although they are generally subject to a CDSC if redeemed within five years of purchase. Class I shares are sold exclusively to the various investment portfolios of the WM Strategic Asset Management Portfolios, LLC, an open-end management investment company, and are not available for direct purchase by investors. Class I shares are not subject to an initial sales charge or CDSC.

2.   SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

WM GROUP OF FUNDS

PORTFOLIO VALUATION:

A security that is primarily traded on a U.S. exchange (including securities traded through the Nasdaq National Market System) is valued at the last sale price on that exchange or, if there were no sales during the day, at the mean of the current day's bid and asked prices. Securities traded only on over-the-counter markets (other than the Nasdaq National Market System and U.S. Government Securities) are valued at the over-the-counter bid prices or, if no sale occurred on such day, at the mean of the current bid and asked prices. An option is generally valued at the last sale price or, in the absence of a last sale price, at the mean of the current day's bid and asked prices. Short term debt securities that mature in 60 days or less are valued at amortized cost. The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of 4:00 p.m. Eastern time, if that is earlier, and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, Eastern time, on the day the value of the foreign security is determined. The value of a futures contract equals the unrealized gain or loss on the contract, which is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued.

Debt securities of U.S. issuers (other than U.S. Government securities and short-term investments), including municipal securities, are valued by one or more independent pricing services (each a "Pricing Service") retained by the Trusts. When, in the judgment of a Pricing Service, market quotations for these securities are readily available, they are valued at the mean between the quoted bid prices and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by or under the direction of the Board of Trustees, which may rely on the assistance of one or more Pricing Services. The procedures of each Pricing Service are reviewed periodically by the officers of the Trusts under the general supervision and responsibility of the Board of Trustees.

REPURCHASE AGREEMENTS:

Each Fund may engage in repurchase agreement transactions. A repurchase agreement is a purchase of an underlying debt obligation subject to an agreement by the seller to repurchase the obligation at an agreed upon price and time. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of counterparty default, the Fund would seek to use the collateral to offset losses incurred. There is potential loss in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. WM Advisors, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with whom each Fund enters into repurchase agreements.

REVERSE REPURCHASE AGREEMENTS:

The Short Term Income, California Municipal, California Insured Intermediate Municipal, Florida Insured Municipal, Growth, International Growth, Mid Cap Stock and Small Cap Stock Funds may engage in reverse repurchase agreements. Reverse repurchase agreements are the same as repurchase agreements except that, in this instance, the Funds would assume the role of seller/borrower in the transaction. The Funds may use reverse repurchase agreements to borrow short-term funds. The value of the reverse repurchase agreements that the Funds have committed to sell is reflected in the Funds' Statements of Assets and Liabilities. The Funds will segregate with the Trusts' custodian liquid assets that at all times are in an amount equal to their obligations under reverse repurchase agreements. Reverse repurchase agreements involve the risks that the market value of the securities sold by the Funds may decline below the repurchase price of the securities and, if the proceeds from the reverse repurchase agreement are invested in securities, that the market value of the securities bought may decline below the repurchase price of the securities sold.

OPTION CONTRACTS:

The Equity Funds, Fixed Income Funds and the Municipal Funds may engage in option contracts. The Funds may use option contracts to manage their exposure to the stock and bond markets and to fluctuations in interest rates and currency values. The underlying principal amounts and option values are shown in the Portfolio of Investments under the captions "Put Options Purchased on Foreign Currency," "Call Options Written on Foreign Currency" and "Call Options Purchased on Stock Indices." These amounts reflect each contract's exposure to the underlying instrument at April 30, 2000. Writing puts and buying calls tends to increase the Funds' exposure to the underlying instrument. Buying puts and writing calls tends to decrease the Funds' exposure to the underlying instruments or to hedge other Fund investments.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

WM GROUP OF FUNDS

Upon the purchase of a put option or a call option by the Funds, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Funds will realize a loss in the amount of the cost of the option. When the Funds enter into a closing sale transaction, the Funds will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Funds exercise a put option, they will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Funds exercise a call option, the cost of the security purchased will be increased by the premium originally paid.

When the Funds write a call option or a put option, an amount equal to the premium received by the Funds is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Funds realize a gain equal to the amount of the premium received. When the Funds enter into a closing purchase transaction, the Funds realize a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the Funds realize a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security that the Funds purchased upon exercise.

The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statements of Assets and Liabilities. The risk in writing a covered call option is that the Funds may forego the opportunity to profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that the Funds may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk the Funds may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform.

The Equity Funds, Fixed Income Funds and the Municipal Funds may engage in options on foreign currency and options on interest rate futures. Options on foreign currency and options on interest rate futures act as a hedge to provide protection against adverse movements in the value of foreign securities in the portfolio.

Certain risks are associated with the use of options on foreign currency and options on interest rate futures contracts as hedging devices. The predominant risk is that the movement in the price of the instrument underlying such options may not correlate perfectly with the movement in the prices of the assets being hedged. The lack of correlation could render the Funds' hedging strategy unsuccessful and could result in a loss to the Funds. In addition, there is the risk the Funds may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statements of Assets and Liabilities.

FUTURES CONTRACTS:

Each Fund may engage in futures transactions. The Funds may use futures contracts to manage their exposure to the stock and bond markets and to fluctuations in interest rates and currency values. The underlying value of a futures contract is incorporated within the unrealized appreciation/ (depreciation) shown in the Portfolio of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at April 30, 2000. Buying futures contracts tends to increase the Fund's exposure to the underlying instrument. Selling futures contracts tends to either decrease the Fund's exposure to the underlying instrument, or to hedge other Fund investments.

Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed.

96
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

WM GROUP OF FUNDS

There are several risks in connection with the use of futures contracts as a hedging device. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statements of Assets and Liabilities. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

FOREIGN CURRENCY:

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. It is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the portion that arising from changes in market prices of investments during the period. Accordingly, all such changes have been reflected as realized and unrealized net gain/(loss) from security transactions in the Statements of Operations.

Unrealized gains and losses, not relating to securities, which result from changes in foreign currency exchange rates have been included in unrealized appreciation/(depreciation) of foreign currency and other assets and liabilities. Unrealized gains and losses of securities, which result from changes in foreign currency exchange rates as well as changes in market prices of securities, have been included in unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses include foreign currency gains and losses resulting from changes in exchange rates between trade date and settlement date on investment securities transactions, gains and losses on foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains/(losses) from security transactions.

FORWARD FOREIGN CURRENCY CONTRACTS:

The Equity Funds and Fixed Income Funds (with the exception of the Bond & Stock Fund, Growth & Income Fund, Growth Fund of the Northwest and the U.S. Government Securities Fund) may enter into forward foreign currency contracts. Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. These Funds may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Funds' foreign currency exposure. The U.S. dollar market value, contract value and the foreign currencies the Funds have committed to buy or sell are shown in the Portfolio of Investments under the caption "Schedule of Forward Foreign Currency Contracts." These amounts represent the aggregate exposure to each foreign currency the Funds have acquired or hedged through forward foreign currency contracts at April 30, 2000. Forward foreign currency contracts are reflected as both a forward foreign currency contract to buy and a forward foreign currency contract to sell.

Forward foreign currency contracts to buy generally are used to acquire exposure to foreign currencies, while forward foreign currency contracts to sell are used to hedge the Funds' investments against currency fluctuations. Also, a forward foreign currency contract to buy or sell can offset a previously acquired opposite forward foreign currency contract.

Forward foreign currency contracts are marked-to-market daily using foreign currency exchange rates supplied by an independent pricing service. The change in a contract's market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed or delivery is taken, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund's securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of the unrealized appreciation/ (depreciation) of forward foreign currency contracts reflected in the Funds' Statements of Assets and Liabilities. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's Advisor and/or Sub-advisor will enter into forward foreign currency contracts only with parties approved by the Board of Trustees because there is a risk of loss to the Funds if the counterparties do not complete the transaction.
                                                                              97

WM GROUP OF FUNDS

DOLLAR ROLL TRANSACTIONS:

In order to seek a high level of current income, the Short Term Income Fund, the U.S. Government Securities Fund and the Income Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. The value of the dollar roll transactions are reflected in the Funds' Statements of Assets and Liabilities. A dollar roll transaction involves a sale by the Funds of securities that they hold with an agreement by the Funds to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest as those sold, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. The Funds are paid a fee for entering into a dollar roll transaction, that is accrued as income over the life of the dollar roll contract. During the period between the sale and repurchase, the Funds will not be entitled to receive interest and principal payments on the securities sold. Management anticipates that the proceeds of the sale will be invested in additional instruments for the Funds, and the income from these investments, together with any additional fee income received on the dollar roll transaction will generate income for the Funds exceeding the interest that would have been earned on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the repurchase price of those similar securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

INDEXED SECURITIES:

Each of the Funds may invest in indexed securities whose value is linked either directly or inversely to changes in foreign currencies, interest rates, commodities, inflation, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

ILLIQUID INVESTMENTS:

Up to 15% of the net assets of each Fund may be invested in securities that are not readily marketable, including: (1) repurchase agreements with maturities greater than seven calendar days; (2) time deposits maturing in more than seven calendar days; (3) futures contracts and options to the extent a liquid secondary market does not exist for the instruments; (4) certain over-the-counter options; (5) certain variable rate demand notes having a demand period of more than seven days; and (6) securities, the disposition of which are restricted under Federal securities laws, excluding certain Rule 144A securities, as defined below.

Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the value at which the Funds have valued the investments. This may have an adverse effect on the Fund's ability to dispose of particular illiquid securities at fair market value and may limit the Fund's ability to obtain accurate market quotations for purposes of valuing the securities and calculating the net asset value of shares of the Fund. The Funds may also purchase securities that are not registered under the Securities Act of 1933, as amended (the "Act"), but that can be sold to qualified institutional buyers in accordance with Rule 144A under the Act ("Rule 144A Securities"). Rule 144A Securities generally may be resold only to other qualified institutional buyers. If a particular investment in Rule 144A Securities is not determined to be liquid under the guidelines established by the Board of Trustees, that investment will be included within the 15% limitation, as applicable, on investment in illiquid securities.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date (the date the order to buy or sell is executed). Realized gains and losses from securities sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis and consists of interest accrued and, if applicable, discount accreted less premiums amortized. Premiums on bonds can be amortized on the basis of any of the following methods: yield-to-maturity, straight-line, or yield-to-call. Discounts can be accreted using yield-to-maturity or straight-line methods. Premiums and discount on mortgage-backed securities are amortized or accreted using only the straight-line method. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among the classes of that Fund based upon the relative average net assets of each class.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

WM GROUP OF FUNDS

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income of the Fixed Income Funds and the Municipal Funds are declared daily and paid monthly. Dividends from the net investment income of the Bond & Stock and the Growth & Income Funds are declared and paid quarterly. Dividends from the net investment income of the Growth Fund are declared and paid semiannually. Dividends from the net investment income of the Growth Fund of the Northwest, International Growth, Mid Cap Stock and Small Cap Stock Funds are declared and paid annually. Distributions of any net long-term capital gains earned by a Fund are made annually. Distributions of any net short-term capital gains earned by a Fund are distributed no less frequently than annually at the discretion of the Board of Trustees. Additional distributions of net investment income and capital gains for each Fund may be made at the discretion of the Board of Trustees in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, organizational costs, dividends payable, redesignated distributions and differing characterization of distributions made by each Fund as a whole.

FEDERAL INCOME TAXES:

It is each Fund's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by, among other things, distributing substantially all of its taxable earnings to its shareholders. Therefore, no Federal income tax provision is required.

EXPENSES:

General expenses of the Trusts are allocated to all the Funds based upon relative net assets of each Fund except printing and postage expenses, which are allocated to all the Funds based upon the relative number of shareholder accounts of each Fund. Operating expenses directly attributable to a class of shares are charged to the operations of that class of shares. Expenses of each Fund not directly attributable to the operations of any class of shares are prorated among the classes to which the expenses relate based on the relative average net assets of each class of shares.

OTHER:

The Fixed Income Funds and the Municipal Funds may purchase floating rate, inverse floating rate and variable rate obligations, including municipal securities and participation interests therein. Floating rate obligations have an interest rate that changes whenever there is a change in the external interest rate, while variable rate obligations provide for a specified periodic adjustment in the interest rate. The interest rate on an inverse floating rate obligation (an "inverse floater") can be expected to move in the opposite direction from the market rate of interest to which the inverse floater is indexed. The Fixed Income Funds may also purchase mortgage-backed securities that are floating rate, inverse floating rate and variable rate obligations. Although variable rate demand notes are frequently not rated by credit rating agencies, unrated notes purchased by the Fund will be of comparable quality at the time of purchase to rated instruments that may be purchased by such Fund, as determined by the Advisor. The absence of such an active secondary market, however, could make it difficult for the Fund to dispose of a particular variable rate demand note in the event the issuer of the note defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default.

An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity.

3.   INVESTMENT ADVISORY AND OTHER TRANSACTIONS

WM Advisors serves as investment advisor to the Trusts. The Advisor is entitled to a monthly fee based upon a percentage of the average daily net assets of each Fund at the following rates:

WM GROUP OF FUNDS

                                                             FEES ON AVERAGE
   NAME OF FUND                                              DAILY NET ASSETS
   ------------                                              ---------------
   Growth Fund ..................................                   .850%
   Mid Cap Stock Fund ...........................                   .750%
   Small Cap Stock Fund .........................                   .850%
   U.S. Government Securities Fund ..............                   .500%
   Income Fund ..................................                   .500%
   California Municipal Fund ....................                   .500%
   California Insured Intermediate Municipal Fund                   .500%
   Florida Insured Municipal Fund ...............                   .500%

                                                FEES ON
                                               NET ASSETS          FEES ON
                                                EQUAL TO          NET ASSETS
                                              OR LESS THAN        EXCEEDING
   NAME OF FUND                               $250 MILLION       $250 MILLION
   ------------                               ------------       ------------
   Bond & Stock Fund .....................       .625%              .500%
   Growth & Income Fund ..................       .625%              .500%
   High Yield Fund .......................       .625%              .500%
   Tax-Exempt Bond Fund ..................       .500%              .400%

                                                 FEES ON
                                                NET ASSETS
                                FEES ON          EXCEEDING
                              NET ASSETS       $200 MILLION
                               EQUAL TO        AND EQUAL TO   FEES ON NET ASSETS
                             OR LESS THAN      OR LESS THAN       EXCEEDING
   NAME OF FUND              $200 MILLION     $500  MILLION     $500 MILLION
   ------------              ------------     -------------     -------------
   Short Term Income Fund       .500%            .450%              .400%

                                           FEES ON NET ASSETS
                              FEES ON          EXCEEDING
                             NET ASSETS       $500 MILLION         FEES ON
                              EQUAL TO        AND EQUAL TO       NET ASSETS
                           OR LESS THAN       OR LESS THAN       EXCEEDING
   NAME OF FUND            $500 MILLION       $1  BILLION        $1 BILLION
   ------------            ------------       -----------        ----------
   Growth Fund of the
     Northwest .........        .625%            .500%              .375%

                                           FEES ON NET ASSETS
                                 FEES ON       EXCEEDING
                               NET ASSETS      $50 MILLION         FEES ON
                                EQUAL TO      AND EQUAL TO       NET ASSETS
                              OR LESS THAN    OR LESS THAN       EXCEEDING
   NAME OF FUND               $50 MILLION     $125 MILLION      $125 MILLION
   ------------               -----------     ------------      ------------
   International Growth Fund     1.100%          1.000%             .800%

WM Advisors provides administration services to the Trusts at no additional fee.

WM GROUP OF FUNDS

The Advisor has agreed to waive a portion of its management fees and/or reimburse expenses. Fees waived by the Advisor for the six months ended April 30, 2000 were as follows:

                  NAME OF FUND                           FEES WAIVED
                  ------------                           -----------
                  Growth Fund ..........................   $328,130
                  Short Term Income Fund ...............    228,363
                  U.S. Government Securities Fund ......     92,489
                  Income Fund ..........................     16,323
                  Tax-Exempt Bond Fund .................     22,383

WM Shareholder Services, Inc. (the "Transfer Agent"), an indirect wholly owned subsidiary of Washington Mutual serves as the transfer and shareholder servicing agent of the Funds. Shareholder servicing fees were paid to the Transfer Agent for services incidental to issuance and transfer of shares, maintaining shareholder lists, and issuing and mailing distributions and reports. The authorized monthly shareholder servicing fee is $1.35 for both Class A and Class B shareholder accounts. Class I shares are not subject to shareholder servicing fees.

Custodian fees for certain Funds have been reduced by credits allowed by the custodian for uninvested cash balances. These Funds could have invested this cash in income producing securities. Fees reduced by credits allowed by the custodian for the six months ended April 30, 2000 are shown separately in the Statements of Operations.

4.   TRUSTEES' FEES

No director, officer or employee of Washington Mutual or its subsidiaries receives any compensation from the Trusts for serving as an officer or Trustee of the Trusts. The Trusts, together with other mutual funds advised by WM Advisors, Inc., pays each Trustee who is not an officer or employee of Washington Mutual or its subsidiaries, $18,000 per annum plus $3,000 per board meeting attended or $1,000 per board meeting attended by telephone. The Lead Trustee receives an additional $6,000 per annum. Trustees are also reimbursed for travel and out-of-pocket expenses. The Chairman of each committee receives an additional $500 per committee meeting attended.

Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Trusts' eligible Trustees may participate in a deferred compensation plan (the "Plan") which may be terminated at any time. Under the Plan, Trustees may elect to defer receipt of all or a portion of their fees which, in accordance with the Plan, are invested in mutual fund shares. Upon termination of the Plan, Trustees that have deferred accounts under the Plan will be paid benefits no later than the time the payments would otherwise have been made without regard to such termination. All benefits provided under these Plans are funded and any payments to plan participants are paid solely out of the Trusts' assets.

5.   DISTRIBUTION PLANS

WM Funds Distributor, Inc. (the "Distributor"), a registered broker-dealer and an indirect wholly owned subsidiary of Washington Mutual, serves as distributor for Class A and Class B shares. For the six months ended, April 30, 2000, the Distributor received $3,832,463 representing commissions (front-end sales charges) on Class A shares and $13,401,370 representing CDSC fees from Class B shares. For the six months ended April 30, 2000, WM Financial Services, Inc. ("WM Securities"), also a registered broker-dealer, for the Funds, received $109,905 representing commissions on Class A shares and $148,173 representing CDSC fees from Class B shares.

Each of the Funds, has adopted two distribution plans, pursuant to Rule 12b-1 under the 1940 Act, applicable to Class A and Class B shares of the Fund (each, a "Rule 12b-1 Plan"), respectively. There are no 12b-1 Plans applicable to Class I shares of the Funds. Under the applicable Rule 12b-1 Plans, the Distributor receives a service fee at an annual rate of 0.25% of the average daily net assets of both classes. In addition, the Distributor is paid a fee as compensation in connection with the offering and sale of Class B shares at an annual rate of 0.75% of the average daily net assets of such shares. These fees may be used to cover the expenses of the Distributor primarily intended to result in the sale of such shares, including payments to the Distributor's representatives or others for selling shares. Because the Distributor may retain any amount of its fee that is not so

WM GROUP OF FUNDS

expended, the Rule 12b-1 Plans are characterized by the SEC as "compensation-type" plans. The service fee is paid by the Fund to the Distributor, which in turn, pays a portion of the service fee to broker/dealers that provide services, such as accepting telephone inquiries and transaction requests and processing correspondences, new account applications and subsequent purchases by check for the shareholders. Under their terms, both the Class A Plan and the Class B Plan shall remain in effect from year to year, provided such continuance is approved annually by vote of the Board of Trustees, including a majority of those Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of such distribution plans, or any agreements related to such plans, respectively.

6.   PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding U.S. Government and short-term investments, for the six months ended April 30, 2000 were as follows:

   NAME OF FUND                       PURCHASES        SALES
   ------------                       ---------        -----
   Bond & Stock Fund ............. $  64,422,368    $116,260,006
   Growth & Income Fund ..........   290,865,423     279,142,034
   Growth Fund of the Northwest ..   199,105,706     134,380,128
   Growth Fund ...................   635,601,033     612,042,229
   Mid Cap Stock Fund ............   111,555,758           --
   Small Cap Stock Fund ..........   149,264,224      58,792,415
   International Growth Fund .....    41,457,548      75,164,965
   Short Term Income Fund ........     5,994,824      30,044,784
   U.S. Government Securities Fund         --          2,859,924
   Income Fund ...................    40,403,400      33,349,350
   High Yield Fund ...............   107,482,205      24,969,624
   Tax-Exempt Bond Fund ..........    28,701,921      64,926,895
   California Municipal Fund .....   115,373,393     147,332,647
   California Insured Intermediate
      Municipal Fund .............    16,624,535      22,659,751
   Florida Insured Municipal Fund      5,596,358      10,395,607

The aggregate cost of purchases and proceeds from sales of U.S. Government securities, excluding short-term investments, for the six months ended April 30, 2000, were as follows:

   NAME OF FUND                       PURCHASES        SALES
   ------------                       ---------        -----
   Growth & Income Fund .......... $  10,110,744    $     --
   Short Term Income Fund ........       --           19,298,509
   U.S. Government Securities Fund    19,194,238      44,078,591
   Income Fund ...................   107,615,624      10,213,141


102
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

WM GROUP OF FUNDS

At April 30, 2000, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were as follows:

                                          TAX BASIS              TAX BASIS
                                         UNREALIZED             UNREALIZED
   NAME OF FUND                         APPRECIATION           DEPRECIATION
   ------------                         ------------           -------------
   Bond & Stock Fund ..............     $  44,743,036          $  17,800,189
   Growth & Income Fund ...........       469,830,274            109,496,435
   Growth Fund of the Northwest ...       236,644,030             28,008,935
   Growth Fund ....................       418,542,114             52,655,558
   Mid Cap Stock Fund .............        16,307,960              3,730,218
   Small Cap Stock Fund ...........        76,308,246             41,337,906
   International Growth Fund ......        56,720,150             11,399,330
   Short Term Income Fund .........            11,932              3,477,074
   U.S. Government Securities Fund          1,820,455             17,908,398
   Income Fund ....................         6,234,743             12,999,618
   High Yield Fund ................         6,790,361              7,702,465
   Tax-Exempt Bond Fund ...........        10,395,937              3,768,784
   California Municipal Fund ......        10,962,363             11,777,066
   California Insured Intermediate
     Municipal Fund ...............         1,019,621                669,987
   Florida Insured Municipal Fund .           387,941                165,215

7.   LENDING OF PORTFOLIO SECURITIES

Certain Funds may lend securities to brokers, dealers and other financial organizations. Each security loan is collateralized with collateral assets in an amount equal to the current market value of the loaned securities. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in collateral should the borrower fail financially.

At April 30, 2000, the Funds had outstanding loans of securities to certain brokers, dealers or other financial institutions for which each Fund has segregated cash equivalent to 100% of the market value of securities loaned with the Funds' custodian. At April 30, 2000, the following Funds had securities on loan:

                                        MARKET VALUE
                                          OF LOANED            MARKET VALUE
    NAME OF FUND                         SECURITIES            OF COLLATERAL
    ------------                         ----------            -------------
    Bond & Stock Fund .............     $  8,665,539           $  8,894,809
    Growth & Income Fund ..........       17,096,925             17,578,800
    Growth Fund of the Northwest Fund      5,438,991              5,630,955
    Growth Fund ...................       39,649,643             40,764,755
    Small Cap Stock Fund ..........        1,332,700              1,384,300
    International Growth Fund .....        6,755,963              7,103,000
    Short Term Income Fund ........          355,689                359,470
    U.S. Government Securities Fund       13,269,301             13,563,250
    Income Fund ...................       15,440,965             15,903,699
    High Yield Fund ...............        4,422,375              4,547,700


                                                                             103
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

WM GROUP OF FUNDS

8.   SHARES OF BENEFICIAL INTEREST

The Trusts may issue an unlimited number of shares of beneficial interest, each without par value.

9.   GEOGRAPHIC AND INDUSTRY CONCENTRATION AND RISK FACTORS

There are certain risks arising from the California Municipal and California Insured Intermediate Municipal Funds' investments in California municipal securities. The California Municipal and California Insured Intermediate Municipal Funds' are more susceptible to factors adversely affecting issuers of California municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent. Uncertain economic conditions or governmental developments may affect the ability of California municipal securities issuers to meet their financial obligations.

The Florida Insured Municipal Fund primarily invests in debt obligations issued by the State of Florida and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Florida Insured Municipal Fund is more susceptible to factors adversely affecting issuers of Florida municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent. Uncertain economic conditions may affect the ability of Florida municipal securities issuers to meet their financial obligations.

The Equity Funds, Short Term Income Fund, Income Fund and High Yield Fund, invest in securities of foreign companies and foreign governments. There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political and economic developments and the possible imposition of currency exchange restrictions or other foreign laws or restrictions.

The Growth Fund of the Northwest concentrates its investments in companies located or doing business in the Northwest region of the United States. The Growth Fund of the Northwest is not intended as a complete investment program and could be adversely impacted by economic trends within the region.

Certain Funds may invest a portion of their assets in foreign securities; developing or emerging markets countries enter into forward foreign currency transactions; lend their portfolio securities; enter into stock index, interest rate and currency futures contracts, and options on such contracts; enter into interest rate swaps or purchase or sell interest rate caps or floors; engage in other types of options transactions; make short sales; purchase zero coupon and payment-in-kind bonds; engage in repurchase or reverse repurchase agreements; purchase and sell "when-issued" securities and engage in "delayed-delivery" transactions; and engage in various other investment practices each with inherent risks.

10.  CONTRIBUTION IN KIND

Effective as of the close of business on July 16, 1999, the Griffin Portfolio Builder Accounts (asset allocation accounts that were invested in Class A shares of certain Funds in the WM Group of Funds) redeemed in kind their investments in Class A shares of the certain Funds and contributed these assets to the WM Strategic Asset Management Portfolios (the "Portfolios"). The Portfolios used these contributed assets to acquire shares in Class I of certain Funds in the WM Group of Funds.

104
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[LOGO OMITTED] WM
GROUP OF FUNDS                                    Bulk Rate
P.O. Box 9757                                     U.S. Postage
Providence, RI  02940-9757                        P A I D
                                                  No. Reading, MA
                                                  Permit #105




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